BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Pa r (000) Value
Asset-Backed Securities — 13.3%
Cayman Islands — 5.8%
522 Funding CLO I Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.97%,
10/20/29 ............... USD 1,710 $ 1,675,258
Series 2018-3A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.52%,
10/20/31 ............... 1,130 1,091,831
Series 2019-5A, Class E, (LIBOR
USD 3 Month + 7.34%), 7.62%,
01/15/33 ............... 500 482,603
ACIS CLO Ltd., Series 2014-4A, Class
A, (LIBOR USD 3 Month + 1.42%),
1.67%, 05/01/26
(a)(b)
.......... 2,659 2,657,429
Adams Mill CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R, (LIBOR
USD 3 Month + 1.10%), 1.37%,
07/15/26 ............... 807 806,883
Series 2014-1A, Class A2R, (LIBOR
USD 3 Month + 1.10%), 1.37%,
07/15/26 ............... 3,706 3,690,137
Series 2014-1A, Class C1R, (LIBOR
USD 3 Month + 2.35%), 2.63%,
07/15/26 ............... 1,000 989,099
AGL CLO 7 Ltd.
(a)(b)
:
Series 2020-7A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.65%,
07/15/31 ............... 825 825,022
Series 2020-7A, Class E, (LIBOR
USD 3 Month + 7.48%), 7.73%,
07/15/31 ............... 500 492,496
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 1.66%, 04/20/32
(a)(b)
.... 4,775 4,770,430
AGL Core CLO 5 Ltd.
(a)(b)
:
Series 2020-5A, Class D, (LIBOR
USD 3 Month + 4.95%), 5.25%,
07/20/30
(c)
.............. 6,390 6,343,992
Series 2020-5A, Class E, (LIBOR
USD 3 Month + 6.52%), 6.82%,
07/20/30 ............... 2,562 2,474,957
AIMCO CLO, Series 2017-AA, Class
A, (LIBOR USD 3 Month + 1.26%),
1.53%, 07/20/29
(a)(b)
.......... 250 248,602
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(d)
.. 7,900 4,163,766
Allegro CLO I Ltd.
(a)(b)
:
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.92%,
01/30/26 ............... 7,317 7,296,410
Series 2013-1A, Class C, (LIBOR
USD 3 Month + 3.45%), 3.72%,
01/30/26 ............... 9,020 8,744,793
Allegro CLO II-S Ltd.
(a)(b)
:
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 2.42%,
10/21/28 ............... 2,740 2,683,697
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 3.27%,
10/21/28 ............... 7,480 7,109,861
Allegro CLO IV Ltd., Series 2016-1A,
Class CR, (LIBOR USD 3 Month +
2.30%), 2.58%, 01/15/30
(a)(b)
.... 7,950 7,742,332
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 1.40%, 01/17/31
(a)(b)
.... 250 248,412
Security Par (000) Value
Cayman Islands (continued)
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.13%, 10/15/29
(a)(b)
.......... USD 12,290 $ 12,280,395
ALM VII Ltd.
(a)
:
Series 2012-7A, Class A1A2,
(LIBOR USD 3 Month + 1.17%),
1.45%, 07/15/29
(b)
......... 9,250 9,200,489
Series 2012-7A, Class A2R2,
(LIBOR USD 3 Month + 1.85%),
2.13%, 07/15/29
(b)
......... 1,000 991,914
Series 2012-7A, Class SUB, 0.00%,
10/15/2116
(d)
............. 12,160 3,187,270
ALM VII R Ltd., Series 2013-7RA,
Class A1R, (LIBOR USD 3 Month +
1.41%), 1.69%, 10/15/28
(a)(b)
.... 4,060 4,043,055
ALM XIX Ltd.
(a)(b)(c)
:
Series 2016-19A, Class A1RA,
(LIBOR USD 3 Month + 1.00%),
1.28%, 04/16/29 .......... 3,000 2,989,500
Series 2016-19A, Class A1RB,
(LIBOR USD 3 Month + 1.35%),
1.63%, 04/16/29 .......... 2,000 1,931,400
Series 2016-19A, Class A2RA,
(LIBOR USD 3 Month + 1.45%),
1.73%, 04/16/29 .......... 5,000 4,954,000
ALM XVI Ltd.
(a)(b)
:
Series 2015-16A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.78%, 07/15/27 .......... 8,949 8,862,621
Series 2015-16A, Class BR2,
(LIBOR USD 3 Month + 1.90%),
2.18%, 07/15/27 .......... 4,371 4,256,494
Series 2015-16A, Class CR2,
(LIBOR USD 3 Month + 2.70%),
2.98%, 07/15/27 .......... 7,500 7,260,952
Series 2015-16A, Class DR2,
(LIBOR USD 3 Month + 5.10%),
5.38%, 07/15/27 .......... 1,160 1,067,137
ALM XVIII Ltd., Series 2016-18A,
Class A2R, (LIBOR USD 3 Month +
1.65%), 1.92%, 01/15/28
(a)(b)
.... 1,880 1,843,598
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 1.50%, 11/02/30
(a)(b)
.... 1,720 1,706,057
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1LR, (LIBOR USD 3 Month +
1.26%), 1.52%, 07/24/29
(a)(b)
.... 2,473 2,467,055
Anchorage Capital CLO 1-R Ltd., Series
2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 1.26%, 04/13/31
(a)(b)
6,650 6,573,160
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 1.30%,
01/28/31 ............... 2,950 2,924,395
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 1.75%,
01/28/31 ............... 5,550 5,448,350
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.10%, 01/28/31
(a)(b)
1,500 1,437,715
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 1.73%,
01/15/30 ............... 15,535 15,173,379
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 2.13%,
01/15/30 ............... 3,700 3,536,688

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class AR, (LIBOR USD 3
Month + 1.27%), 1.55%, 07/15/30
(a)(b)
USD 5,250 $ 5,214,373
Anchorage Capital CLO 7 Ltd.
(a)(b)
:
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 1.34%,
01/28/31 ............... 24,610 24,289,275
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 2.00%,
01/28/31 ............... 8,000 7,828,930
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 2.45%,
01/28/31 ............... 7,325 7,105,685
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
3.75%, 01/28/31 .......... 8,610 8,197,936
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.85%,
07/28/28 ............... 8,855 8,715,484
Series 2016-8A, Class CR, (LIBOR
USD 3 Month + 2.10%), 2.35%,
07/28/28 ............... 17,190 16,727,985
Series 2016-8A, Class DR, (LIBOR
USD 3 Month + 3.00%), 3.25%,
07/28/28 ............... 5,650 5,522,691
Series 2016-8A, Class ER, (LIBOR
USD 3 Month + 5.75%), 6.00%,
07/28/28 ............... 5,980 5,047,103
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.52%,
10/13/30 ............... 2,910 2,899,697
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.92%,
10/13/30 ............... 3,680 3,602,749
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 2.42%,
10/13/30 ............... 1,160 1,125,383
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 3.47%,
10/13/30 ............... 1,333 1,310,771
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.28%, 04/20/31
(a)(b)
... 4,630 4,600,284
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 1.40%, 10/22/30
(a)(b)
.... 540 533,152
Apidos CLO XXI, Series 2015-21A,
Class CR, (LIBOR USD 3 Month +
2.45%), 2.72%, 07/18/27
(a)(b)
.... 500 466,207
Apidos CLO XXIX, Series 2018-29A,
Class D, (LIBOR USD 3 Month +
5.25%), 5.49%, 07/25/30
(a)(b)
.... 1,860 1,570,953
Apidos CLO XXXI, Series 2019-31A,
Class B, (LIBOR USD 3 Month +
1.90%), 2.18%, 04/15/31
(a)(b)
.... 1,000 999,996
Apres Static CLO 2 Ltd., Series 2020-
1A, Class C, (LIBOR USD 3 Month +
4.30%), 4.73%, 04/15/28
(a)(b)
.... 1,500 1,499,371
Apres Static CLO Ltd.
(a)(b)
:
Series 2019-1A, Class A2, (LIBOR
USD 3 Month + 1.75%), 2.03%,
01/15/27 ............... 1,150 1,144,096
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 3.65%), 3.93%,
01/15/27 ............... 6,000 5,309,245
Security Par (000) Value
Cayman Islands (continued)
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 6.65%), 6.93%,
01/15/27 ............... USD 1,500 $ 1,411,079
Arbor Realty CLO Ltd., Series 2017-
FL3, Class A, (LIBOR USD 1 Month
+ 0.99%), 1.14%, 12/15/27
(a)(b)
... 9,740 9,626,574
Ares LV CLO Ltd., Series 2020-55A,
Class D, (LIBOR USD 3 Month +
4.83%), 5.14%, 04/15/31
(a)(b)
.... 5,000 4,993,696
Ares XLI CLO Ltd., Series 2016-41A,
Class D, (LIBOR USD 3 Month +
4.20%), 4.48%, 01/15/29
(a)(b)
.... 1,400 1,323,012
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 2.32%, 10/15/30
(a)(b)
.... 1,125 1,078,546
Ares XXIX CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.46%,
04/17/26 ............... 71 71,076
Series 2014-1A, Class BR, (LIBOR
USD 3 Month + 2.30%), 2.57%,
04/17/26 ............... 4,700 4,639,748
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 1.45%, 10/15/30
(a)(b)
.... 1,500 1,484,904
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(d)
.......... 13,300 417,620
Atrium XII, Series 12A, Class CR,
(LIBOR USD 3 Month + 1.65%),
1.91%, 04/22/27
(a)(b)
.......... 4,365 4,142,770
Avery Point IV CLO Ltd.
(a)(b)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.10%), 1.34%,
04/25/26 ............... 3,231 3,229,325
Series 2014-1A, Class D, (LIBOR
USD 3 Month + 3.50%), 3.75%,
04/25/26 ............... 3,750 3,677,107
Avery Point V CLO Ltd.
(a)(b)
:
Series 2014-5A, Class AR, (LIBOR
USD 3 Month + 0.98%), 1.25%,
07/17/26 ............... 2,632 2,628,270
Series 2014-5A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.77%,
07/17/26 ............... 1,730 1,715,254
Avery Point VI CLO Ltd., Series 2015-
6A, Class BR, (LIBOR USD 3 Month
+ 1.50%), 1.75%, 08/05/27
(a)(b)
... 9,070 8,881,867
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 1.67%, 01/20/31
(a)(b)
.... 250 244,138
Bain Capital Credit CLO Ltd.
(a)(b)
:
Series 2016-2A, Class AR, (LIBOR
USD 3 Month + 1.14%), 1.42%,
01/15/29 ............... 3,988 3,948,498
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.80%), 2.08%,
01/15/29 ............... 2,650 2,627,031
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 1.35%,
07/19/31 ............... 5,210 5,145,986
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.81%), 5.17%,
07/21/31
(c)
.............. 625 625,813
Ballyrock CLO Ltd.
(a)(b)
:
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.35%), 1.63%,
10/15/28 ............... 25,250 25,215,360

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Series 2016-1A, Class B1R, (LIBOR
USD 3 Month + 1.65%), 1.92%,
10/15/28 ............... USD 18,000 $ 17,687,732
Series 2016-1A, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.68%,
10/15/28 ............... 5,750 5,616,651
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.50%), 3.78%,
10/15/28 ............... 9,050 8,736,649
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 1.22%, 07/20/29
(a)(b)
.... 2,210 2,186,856
Battalion CLO VII Ltd.
(a)(b)
:
Series 2014-7A, Class A1RR,
(LIBOR USD 3 Month + 1.04%),
1.31%, 07/17/28 .......... 1,870 1,859,088
Series 2014-7A, Class BRR, (LIBOR
USD 3 Month + 2.50%), 2.77%,
07/17/28 ............... 11,862 11,650,591
Battalion CLO VIII Ltd.
(a)(b)
:
Series 2015-8A, Class A1R2,
(LIBOR USD 3 Month + 1.07%),
1.34%, 07/18/30 .......... 7,500 7,409,779
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.82%, 07/18/30 .......... 11,000 10,680,755
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 2.27%,
07/18/30 ............... 8,500 7,952,816
Battalion CLO X Ltd.
(a)(b)
:
Series 2016-10A, Class A1R,
(LIBOR USD 3 Month + 1.25%),
1.51%, 01/24/29 .......... 38,050 37,897,663
Series 2016-10A, Class A2R,
(LIBOR USD 3 Month + 1.80%),
2.06%, 01/24/29 .......... 22,300 22,213,748
Series 2016-10A, Class CR, (LIBOR
USD 3 Month + 3.45%), 3.71%,
01/24/29 ............... 5,000 4,865,463
Series 2016-10A, Class DR, (LIBOR
USD 3 Month + 6.65%), 6.91%,
01/24/29 ............... 2,500 2,390,445
Battalion CLO XI Ltd., Series 2017-11A,
Class E, (LIBOR USD 3 Month +
5.98%), 6.24%, 10/24/29
(a)(b)
.... 2,420 2,207,251
BDS Ltd., Series 2019-FL3, Class A,
(LIBOR USD 1 Month + 1.40%),
1.55%, 12/15/35
(a)(b)
.......... 12,520 12,301,455
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (LIBOR USD 3 Month +
5.75%), 6.02%, 04/20/31
(a)(b)
.... 370 296,163
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R, (LIBOR
USD 3 Month + 1.75%), 2.03%,
07/15/29
(a)(b)
............... 19,635 19,514,498
Benefit Street Partners CLO III Ltd.,
Series 2013-IIIA, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.52%,
07/20/29
(a)(b)
............... 250 249,357
Benefit Street Partners CLO IV Ltd.
(a)(b)
:
Series 2014-IVA, Class A1RR,
(LIBOR USD 3 Month + 1.25%),
1.52%, 01/20/29 .......... 25,180 25,079,791
Series 2014-IVA, Class A2RR,
(LIBOR USD 3 Month + 1.75%),
2.02%, 01/20/29 .......... 2,500 2,461,020
Security Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
1.36%, 04/20/31
(a)(b)
.......... USD 300 $ 297,590
Benefit Street Partners CLO VI Ltd.
(a)(b)
:
Series 2015-VIA, Class A2R, (LIBOR
USD 3 Month + 1.72%), 1.99%,
10/18/29 ............... 3,868 3,799,123
Series 2015-VIA, Class BR, (LIBOR
USD 3 Month + 2.40%), 2.67%,
10/18/29 ............... 2,750 2,684,401
Benefit Street Partners CLO VII Ltd.
(a)(b)
:
Series 2015-VIIA, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.67%,
07/18/27 ............... 300 286,882
Series 2015-VIIA, Class D, (LIBOR
USD 3 Month + 5.35%), 5.62%,
07/18/27 ............... 7,930 7,196,173
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
1.37%, 01/20/31
(a)(b)
.......... 3,640 3,589,918
Benefit Street Partners CLO X Ltd.
(a)(b)
:
Series 2016-10A, Class A1R,
(LIBOR USD 3 Month + 1.14%),
1.42%, 01/15/29 .......... 1,000 993,087
Series 2016-10A, Class A2R,
(LIBOR USD 3 Month + 1.75%),
2.03%, 01/15/29 .......... 1,850 1,823,919
Series 2016-10A, Class BR, (LIBOR
USD 3 Month + 2.40%), 2.68%,
01/15/29 ............... 4,500 4,380,175
Benefit Street Partners CLO XVIII Ltd.,
Series 2019-18A, Class E, (LIBOR
USD 3 Month + 6.90%), 7.18%,
10/15/32
(a)(b)
............... 2,750 2,595,779
Benefit Street Partners CLO XX Ltd.
(a)(b)
:
Series 2020-20A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.40%,
07/15/31 ............... 3,750 3,747,366
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.48%), 7.63%,
07/15/31 ............... 625 615,681
Birch Grove CLO Ltd., Series 19A,
Class D, (LIBOR USD 3 Month +
3.90%), 4.15%, 06/15/31
(a)(b)
.... 1,445 1,431,444
Black Diamond CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.45%), 1.72%,
02/06/26 ............... 569 568,208
Series 2014-1A, Class A1R, (LIBOR
USD 3 Month + 1.15%), 1.42%,
10/17/26 ............... 76 75,649
BlueMountain CLO Ltd.
(a)(b)
:
Series 2015-1A, Class C, (LIBOR
USD 3 Month + 3.75%), 4.02%,
04/13/27 ............... 2,670 2,563,980
Series 2015-1A, Class D, (LIBOR
USD 3 Month + 5.45%), 5.72%,
04/13/27 ............... 3,611 3,122,117
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class E, (LIBOR USD 3
Month + 7.73%), 8.04%, 07/25/31
(a)(b)
1,750 1,757,350
BlueMountain CLO XXV Ltd., Series
2019-25A, Class E, (LIBOR USD 3
Month + 6.70%), 6.98%, 07/15/32
(a)(b)
2,000 1,876,197

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class E, (LIBOR USD 3
Month + 7.70%), 7.97%, 10/20/32
(a)(b)
USD 1,250 $ 1,254,189
Brookside Mill CLO Ltd.
(a)(b)
:
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 1.62%,
01/17/28 ............... 1,000 982,972
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.92%,
01/17/28 ............... 500 466,484
Burnham Park CLO Ltd., Series 2016-
1A, Class AR, (LIBOR USD 3 Month
+ 1.15%), 1.42%, 10/20/29
(a)(b)
... 14,250 14,036,660
California Street CLO XII Ltd., Series
2013-12A, Class AR, (LIBOR USD 3
Month + 1.03%), 1.31%, 10/15/25
(a)(b)
423 421,904
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
:
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
1.29%, 07/27/31 .......... 1,527 1,505,259
Series 2015-2A, Class CR, (LIBOR
USD 3 Month + 2.25%), 2.49%,
04/27/27 ............... 750 721,052
Series 2015-2A, Class DR, (LIBOR
USD 3 Month + 4.35%), 4.60%,
04/27/27 ............... 1,250 1,060,378
Series 2015-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 1.85%,
07/28/28 ............... 7,120 6,987,285
Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
8.77%, 07/20/32 .......... 877 767,482
Carlyle US CLO Ltd.
(a)(b)
:
Series 2019-2A, Class A1, (LIBOR
USD 3 Month + 1.28%), 1.55%,
07/15/32 ............... 3,000 2,984,421
Series 2020-1A, Class C1, (LIBOR
USD 3 Month + 4.00%), 4.19%,
07/20/31 ............... 750 750,007
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 7.79%), 7.98%,
07/20/31 ............... 750 749,905
CarVal CLO II Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.52%,
04/20/32 ............... 713 705,901
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.42%,
04/20/32 ............... 10,400 10,399,774
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 6.75%), 7.02%,
04/20/32 ............... 3,750 3,581,639
CarVal CLO III Ltd.
(a)(b)
:
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 3.70%), 3.97%,
07/20/32 ............... 2,500 2,478,207
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.44%), 6.71%,
07/20/32 ............... 2,000 1,853,344
CarVal CLO Ltd.
(a)(b)
:
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.89%), 3.16%,
07/16/31 ............... 1,000 958,688
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.77%), 6.04%,
07/16/31 ............... 2,710 2,433,075
Security Par (000) Value
Cayman Islands (continued)
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.52%,
07/20/30 ............... USD 6,700 $ 6,694,122
Series 2017-2A, Class B1, (LIBOR
USD 3 Month + 1.75%), 2.02%,
10/17/29 ............... 2,595 2,548,103
Series 2017-3A, Class B1, (LIBOR
USD 3 Month + 1.70%), 1.97%,
10/17/29 ............... 450 440,723
Series 2018-6A, Class B1R, (LIBOR
USD 3 Month + 2.10%), 2.37%,
01/15/31 ............... 3,000 2,991,496
CDO Repack SPC Ltd., Series 2006-
CLF1, Class D1, 7.11%, 05/20/30
(a)
941 984,491
Cedar Funding II CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.23%), 1.47%,
06/09/30 ............... 1,734 1,724,488
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 1.99%,
06/09/30 ............... 2,430 2,404,698
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.84%,
06/09/30 ............... 500 491,747
Cedar Funding IV CLO Ltd., Series
2014-4A, Class AR, (LIBOR USD 3
Month + 1.23%), 1.49%, 07/23/30
(a)(b)
1,500 1,491,998
Cedar Funding IX CLO Ltd., Series
2018-9A, Class E, (LIBOR USD 3
Month + 5.35%), 5.62%, 04/20/31
(a)(b)
1,670 1,416,405
Cedar Funding VI CLO Ltd., Series
2016-6A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.27%, 10/20/28
(a)(b)
3,800 3,566,580
Cedar Funding VII CLO Ltd., Series
2018-7A, Class E, (LIBOR USD 3
Month + 4.55%), 4.82%, 01/20/31
(a)(b)
2,963 2,250,806
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.52%,
10/17/30 ............... 30,739 30,508,208
Series 2017-8A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.97%,
10/17/30 ............... 1,920 1,874,941
Series 2017-8A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.52%,
10/17/30 ............... 250 240,487
Series 2017-8A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.52%,
10/17/30 ............... 250 238,708
Cent CLO 19 Ltd., Series 2013-19A,
Class C, (LIBOR USD 3 Month +
3.30%), 3.57%, 10/29/25
(a)(b)
.... 450 430,862
CIFC Funding Ltd.
(a)(b)
:
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 1.52%,
01/20/28 ............... 250 242,320
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 2.02%,
07/16/30 ............... 500 489,725
Series 2013-2A, Class A1LR,
(LIBOR USD 3 Month + 1.21%),
1.48%, 10/18/30 .......... 10,950 10,905,252
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
1.37%, 01/18/31 .......... 630 623,465

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Series 2014-4RA, Class A1A,
(LIBOR USD 3 Month + 1.13%),
1.40%, 10/17/30 .......... USD 3,650 $ 3,633,637
Series 2015-2A, Class AR2, (LIBOR
USD 3 Month + 1.01%), 1.28%,
04/15/30
(c)
.............. 1,330 1,316,833
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.00%), 2.27%,
04/15/30 ............... 5,750 5,501,105
Series 2015-4A, Class A1R, (LIBOR
USD 3 Month + 1.15%), 1.42%,
10/20/27 ............... 1,000 994,399
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.97%,
04/23/29 ............... 2,870 2,829,876
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 2.72%,
04/23/29 ............... 9,270 8,932,418
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 3.12%,
11/16/30 ............... 800 755,315
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.32%,
07/15/32 ............... 1,000 992,891
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 3.22%,
10/20/30 ............... 1,400 1,312,826
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 6.57%,
10/20/30 ............... 1,375 1,234,102
Cumberland Park CLO Ltd.
(a)(b)
:
Series 2015-2A, Class CR, (LIBOR
USD 3 Month + 1.80%), 2.07%,
07/20/28 ............... 1,470 1,424,375
Series 2015-2A, Class DR, (LIBOR
USD 3 Month + 2.70%), 2.97%,
07/20/28 ............... 500 476,057
Cutwater Ltd., Series 2014-1A, Class
A1AR, (LIBOR USD 3 Month +
1.25%), 1.53%, 07/15/26
(a)(b)
.... 2,061 2,060,584
CVP Cascade CLO-1 Ltd., Series 2013-
CLO1, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.42%, 01/16/26
(a)(b)
34 34,291
Deer Creek CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.45%,
10/20/30 ............... 3,000 2,960,873
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.22%,
10/20/30 ............... 900 852,005
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.62%,
10/20/30 ............... 500 452,529
Dryden 36 Senior Loan Fund
(a)(b)
:
Series 2014-36A, Class AR2,
(LIBOR USD 3 Month + 1.28%),
1.55%, 04/15/29 .......... 18,250 18,201,656
Series 2014-36A, Class DR2,
(LIBOR USD 3 Month + 3.70%),
3.98%, 04/15/29 .......... 375 364,801
Dryden 77 CLO Ltd., Series 2020-77A,
Class D1, (LIBOR USD 3 Month +
5.14%), 5.51%, 05/20/31
(a)(b)
.... 750 749,667
Security Par (000) Value
Cayman Islands (continued)
Dryden XXV Senior Loan Fund, Series
2012-25A, Class CRR, (LIBOR
USD 3 Month + 1.85%), 2.13%,
10/15/27
(a)(b)
............... USD 1,500 $ 1,432,366
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
1.48%, 08/15/30
(a)(b)
.......... 23,925 23,664,464
Eaton Vance CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1RR,
(LIBOR USD 3 Month + 1.16%),
1.44%, 01/15/28 .......... 10,150 10,101,737
Series 2013-1A, Class BRR, (LIBOR
USD 3 Month + 2.80%), 3.08%,
01/15/28 ............... 6,250 6,232,566
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 2.48%,
10/15/30 ............... 1,000 952,732
Elevation CLO Ltd., Series 2018-10A,
Class B, (LIBOR USD 3 Month +
1.90%), 2.17%, 10/20/31
(a)(b)
.... 2,773 2,734,590
Elm CLO Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR
USD 3 Month + 1.17%), 1.44%,
01/17/29 ............... 11,970 11,911,518
Series 2014-1A, Class BRR, (LIBOR
USD 3 Month + 1.75%), 2.02%,
01/17/29 ............... 1,000 991,996
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR
USD 3 Month + 1.35%), 1.62%,
04/20/30 ............... 7,250 7,247,672
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.17%,
04/20/30 ............... 2,650 2,617,463
Elmwood CLO II Ltd.
(a)(b)
:
Series 2019-2A, Class A, (LIBOR
USD 3 Month + 1.45%), 1.72%,
04/20/31 ............... 500 499,999
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 3.95%), 4.22%,
04/20/31 ............... 1,450 1,436,969
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.80%), 7.07%,
04/20/31 ............... 16,725 15,870,441
Elmwood CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.64%,
10/15/32 ............... 8,250 8,245,679
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 3.85%), 4.12%,
10/15/32 ............... 250 247,091
Series 2019-3A, Class E, (LIBOR
USD 3 Month + 7.00%), 7.27%,
10/15/32 ............... 7,200 7,001,579
Elmwood CLO V Ltd., Series 2020-2A,
Class E, (LIBOR USD 3 Month +
7.06%), 7.33%, 07/24/31
(a)(b)
.... 3,750 3,600,143
Elmwood CLO VI Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.60%), 0.00%, 10/15/31
(a)(b)(c)
... 4,000 4,000,000
Emerson Park CLO Ltd., Series 2013-
1A, Class DR, (LIBOR USD 3 Month
+ 3.40%), 3.67%, 07/15/25
(a)(b)
... 1,859 1,849,027

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Flatiron CLO Ltd.
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.89%), 1.17%,
04/15/27 ............... USD 3,107 $ 3,101,756
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.18%,
04/15/27 ............... 3,025 2,955,994
Galaxy XV CLO Ltd., Series 2013-15A,
Class AR, (LIBOR USD 3 Month +
1.20%), 1.47%, 10/15/30
(a)(b)
.... 1,795 1,787,154
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class A, (LIBOR USD 3 Month
+ 1.28%), 1.54%, 04/24/29
(a)(b)
... 550 546,569
Galaxy XXIX CLO Ltd.
(a)(b)
:
Series 2018-29A, Class B, (LIBOR
USD 3 Month + 1.40%), 1.68%,
11/15/26 ............... 250 245,131
Series 2018-29A, Class C, (LIBOR
USD 3 Month + 1.68%), 1.96%,
11/15/26 ............... 4,650 4,420,329
Series 2018-29A, Class D, (LIBOR
USD 3 Month + 2.40%), 2.68%,
11/15/26 ............... 6,420 6,225,537
Gilbert Park CLO Ltd.
(a)(b)
:
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.23%,
10/15/30 ............... 6,910 6,624,696
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.22%,
10/15/30 ............... 5,723 5,458,595
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
A, (LIBOR USD 3 Month + 1.30%),
1.57%, 10/20/32
(a)(b)
.......... 250 248,455
Goldentree Loan Management US CLO
6 Ltd., Series 2019-6A, Class B1,
(LIBOR USD 3 Month + 1.90%),
2.17%, 01/20/33
(a)(b)
.......... 750 742,211
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 1.38%,
10/29/29
(a)(b)
............... 6,130 6,118,138
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.34%, 01/18/31
(a)(b)
.......... 4,095 4,063,471
GoldentTree Loan Management US
CLO 1 Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.12%,
04/20/29 ............... 4,420 4,276,066
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.92%,
04/20/29 ............... 990 918,936
Grippen Park CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.26%), 1.53%, 01/20/30
(a)(b)
.... 1,255 1,252,297
Gulf Stream Meridian 1 Ltd., Series
2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.64%, 04/15/33
(a)(b)
2,000 1,996,071
Gulf Stream Meridian 2 Ltd., Series
2020-IIA, Class C, (LIBOR USD 3
Month + 4.85%), 5.13%, 10/15/29
(a)(b)
1,250 1,243,354
Halcyon Loan Advisors Funding Ltd.
(a)(b)
:
Series 2013-2A, Class C, (LIBOR
USD 3 Month + 2.70%), 2.95%,
08/01/25 ............... 250 249,922
Security Par (000) Value
Cayman Islands (continued)
Series 2014-3A, Class B1R, (LIBOR
USD 3 Month + 1.70%), 1.96%,
10/22/25 ............... USD 2,220 $ 2,206,500
Highbridge Loan Management Ltd.
(a)(b)
:
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 1.52%,
07/18/31 ............... 930 914,279
Series 12A-18, Class D, (LIBOR
USD 3 Month + 5.15%), 5.42%,
07/18/31 ............... 1,860 1,567,014
Series 6A-2015, Class A1R, (LIBOR
USD 3 Month + 1.00%), 1.25%,
02/05/31 ............... 5,358 5,273,105
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 1.46%,
03/15/27 ............... 580 560,642
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 1.98%,
03/15/27 ............... 1,670 1,573,689
HPS Loan Management Ltd., Series
14A-19, Class A1, (LIBOR USD 3
Month + 1.27%), 1.51%, 07/25/30
(a)(b)
1,000 995,003
Kayne CLO 6 Ltd., Series 2019-6A,
Class E, (LIBOR USD 3 Month +
7.53%), 7.80%, 01/20/33
(a)(b)
.... 2,250 2,077,762
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.31%, 07/20/31
(a)(b)
.......... 750 734,537
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
1.82%, 10/20/27
(a)(b)
.......... 2,000 1,962,665
LCM XXIV Ltd., Series 24A, Class A,
(LIBOR USD 3 Month + 1.31%),
1.58%, 03/20/30
(a)(b)
.......... 1,350 1,348,783
Limerock CLO III LLC
(a)(b)
:
Series 2014-3A, Class A1R, (LIBOR
USD 3 Month + 1.20%), 1.47%,
10/20/26 ............... 1,592 1,588,699
Series 2014-3A, Class C, (LIBOR
USD 3 Month + 3.60%), 3.87%,
10/20/26 ............... 8,490 8,414,234
LoanCore Issuer Ltd., Series 2018-
CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.28%, 05/15/28
(a)(b)
6,127 6,096,659
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47
(a)
. 12,681 12,958,038
Madison Park Funding X Ltd.
(a)(b)
:
Series 2012-10A, Class AR2,
(LIBOR USD 3 Month + 1.22%),
1.49%, 01/20/29 .......... 9,500 9,465,338
Series 2012-10A, Class BR2,
(LIBOR USD 3 Month + 1.80%),
2.07%, 01/20/29 .......... 26,850 26,473,791
Series 2012-10A, Class CR2,
(LIBOR USD 3 Month + 2.35%),
2.62%, 01/20/29 .......... 32,060 30,891,224
Series 2012-10A, Class DR2,
(LIBOR USD 3 Month + 3.25%),
3.52%, 01/20/29 .......... 1,600 1,548,835
Madison Park Funding XI Ltd., Series
2013-11A, Class AR, (LIBOR USD 3
Month + 1.16%), 1.42%, 07/23/29
(a)(b)
10,237 10,177,479
Madison Park Funding XIX Ltd.
(a)(b)
:
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
1.18%, 01/22/28 .......... 2,000 1,984,390

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.76%, 01/22/28 .......... USD 5,000 $ 4,940,869
Madison Park Funding XLV Ltd.
(a)(c)
:
Series 2020-45A, Class E, (LIBOR
USD 3 Month + 7.40%), 7.67%,
07/15/31
(b)
.............. 800 767,040
Series 2020-45A, Class SUB,
(LIBOR USD 3 Month + 0.00%),
0.00%, 07/15/31 .......... 2,000 1,740,000
Madison Park Funding XV Ltd., Series
2014-15A, Class CR, (LIBOR USD 3
Month + 3.45%), 3.70%, 01/27/26
(a)(b)
1,160 1,131,982
Madison Park Funding XVI Ltd.
(a)(b)
:
Series 2015-16A, Class A1R,
(LIBOR USD 3 Month + 1.33%),
1.60%, 04/20/26 .......... 2,686 2,683,780
Series 2015-16A, Class A2R,
(LIBOR USD 3 Month + 1.90%),
2.17%, 04/20/26 .......... 500 496,424
Series 2015-16A, Class C, (LIBOR
USD 3 Month + 3.70%), 3.97%,
04/20/26 ............... 2,050 2,025,235
Series 2015-16A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.77%,
04/20/26 ............... 4,030 3,515,917
Madison Park Funding XVIII Ltd., Series
2015-18A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.46%,
10/21/30
(a)(b)
............... 18,320 18,125,458
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 1.54%,
01/15/33
(a)(b)
............... 1,750 1,700,106
Madison Park Funding XXIII Ltd., Series
2017-23A, Class A, (LIBOR USD 3
Month + 1.21%), 1.45%, 07/27/30
(a)(b)
4,500 4,476,481
Madison Park Funding XXX Ltd.
(b)
:
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 5.23%,
04/15/29
(a)
.............. 2,050 1,683,141
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 5.23%,
04/15/29 ............... 1,000 821,045
Madison Park Funding XXXII Ltd.,
Series 2018-32A, Class E, (LIBOR
USD 3 Month + 7.10%), 7.36%,
01/22/31
(a)(b)
............... 800 770,648
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class SUB,
0.00%, 04/25/48
(a)(d)
.......... 8,550 4,465,964
Marathon CLO VII Ltd., Series 2014-7A,
Class A1R, (LIBOR USD 3 Month +
1.32%), 1.57%, 10/28/25
(a)(b)
.... 223 222,640
Mariner CLO LLC
(a)(b)(c)
:
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.76%,
07/23/29 ............... 5,000 4,928,500
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 2.31%,
07/23/29 ............... 23,000 22,740,100
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 3.16%,
07/23/29 ............... 3,750 3,559,500
Mariner CLO Ltd., Series 2017-4A,
Class A, (LIBOR USD 3 Month +
1.21%), 1.45%, 10/26/29
(a)(b)
.... 2,310 2,300,502
Security Par (000) Value
Cayman Islands (continued)
Mountain Hawk II CLO Ltd., Series
2013-2A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.87%, 07/20/24
(a)(b)
USD 4,309 $ 4,297,844
Mountain Hawk III CLO Ltd., Series
2014-3A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.47%, 04/18/25
(a)(b)
8,917 8,908,110
MP CLO VII Ltd., Series 2015-1A,
Class BRR, (LIBOR USD 3 Month +
1.60%), 1.87%, 10/18/28
(a)(b)
.... 500 488,377
MP CLO VIII Ltd., Series 2015-2A,
Class BR, (LIBOR USD 3 Month +
1.42%), 1.67%, 10/28/27
(a)(b)
.... 11,750 11,462,523
Neuberger Berman CLO XVII Ltd.
(a)(b)
:
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
2.26%, 04/22/29 .......... 5,350 5,107,689
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
3.06%, 04/22/29 .......... 1,500 1,428,083
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class D, (LIBOR
USD 3 Month + 2.50%), 2.77%,
01/15/28
(a)(b)
............... 1,650 1,589,958
Neuberger Berman CLO XX Ltd.
(a)(b)
:
Series 2015-20A, Class BR, (LIBOR
USD 3 Month + 1.25%), 1.53%,
01/15/28 ............... 500 490,190
Series 2015-20A, Class DR, (LIBOR
USD 3 Month + 2.40%), 2.68%,
01/15/28 ............... 1,750 1,695,857
Series 2015-20A, Class ER, (LIBOR
USD 3 Month + 5.00%), 5.28%,
01/15/28 ............... 3,663 3,313,108
Neuberger Berman CLO XXIII Ltd.,
Series 2016-23A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.82%,
10/17/27
(a)(b)
............... 500 487,142
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class A,
(LIBOR USD 3 Month + 1.17%),
1.44%, 10/18/30
(a)(b)
.......... 9,050 8,976,275
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class E,
(LIBOR USD 3 Month + 7.05%),
7.22%, 07/20/31
(a)(b)
.......... 250 248,624
Oaktree CLO, Series 2014-1A, Class
A2R, (LIBOR USD 3 Month +
1.85%), 2.10%, 05/13/29
(a)(b)
.... 250 242,813
Oaktree CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
5.20%), 5.47%, 10/20/27
(a)(b)
.... 2,000 1,631,345
Oaktree EIF III Series I Ltd., Series
2016-IIIA, Class B, (LIBOR USD 3
Month + 2.00%), 2.27%, 10/20/27
(a)(b)
750 746,212
OCP CLO Ltd.
(a)
:
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
1.71%, 04/24/29
(b)
......... 5,250 5,108,243
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 2.16%,
04/24/29
(b)
.............. 19,500 18,562,401
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 3.26%,
04/24/29
(b)
.............. 12,000 11,392,067
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 1.32%,
04/26/31
(b)
.............. 1,410 1,400,332

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
1.92%, 07/20/29
(b)
......... USD 1,350 $ 1,324,656
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,909,836
Series 2015-8A, Class A1R, (LIBOR
USD 3 Month + 0.85%), 1.12%,
04/17/27
(b)
.............. 1,909 1,906,486
Series 2015-8A, Class BR, (LIBOR
USD 3 Month + 1.85%), 2.12%,
04/17/27
(b)
.............. 4,625 4,597,246
Series 2015-9A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.03%,
07/15/27
(b)
.............. 7,920 7,780,884
Series 2015-10A, Class BR, (LIBOR
USD 3 Month + 1.85%), 2.09%,
10/26/27
(b)
.............. 1,750 1,709,959
Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%),
1.39%, 10/18/28
(b)
......... 11,043 11,005,424
Series 2016-12A, Class A2R,
(LIBOR USD 3 Month + 1.60%),
1.87%, 10/18/28
(b)
......... 1,500 1,480,789
Series 2016-12A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.27%,
10/18/28
(b)
.............. 3,160 3,021,232
Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%),
2.08%, 07/15/30
(b)
......... 750 739,612
Series 2017-13A, Class D, (LIBOR
USD 3 Month + 6.63%), 6.91%,
07/15/30
(b)
.............. 3,080 2,910,572
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 2.20%,
11/20/30
(b)
.............. 1,200 1,123,596
Series 2019-16A, Class E, (LIBOR
USD 3 Month + 6.62%), 6.89%,
01/20/32
(b)
.............. 1,000 927,256
Series 2020-18A, Class D, (LIBOR
USD 3 Month + 4.33%), 4.58%,
04/20/30
(b)
.............. 1,250 1,243,055
Series 2020-18A, Class E, (LIBOR
USD 3 Month + 8.00%), 8.25%,
04/20/30
(b)
.............. 1,875 1,875,025
Series 2020-19A, Class E, (LIBOR
USD 3 Month + 6.11%), 6.43%,
07/20/31
(b)
.............. 1,175 1,103,657
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.23%, 04/16/31
(a)(b)
.......... 276 271,606
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.47%,
03/17/30
(a)(b)
............... 500 443,291
Octagon Investment Partners 46 Ltd.
(a)
(b)
:
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.60%), 4.85%,
07/15/33 ............... 2,750 2,749,543
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.86%), 8.11%,
07/15/33 ............... 1,000 999,882
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.13%,
07/15/27
(a)(b)
............... 3,770 3,631,004
Security Par (000) Value
Cayman Islands (continued)
OFSI Fund VI Ltd.
(a)(b)
:
Series 2014-6A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.78%,
03/20/25 ............... USD 6,926 $ 6,885,554
Series 2014-6A, Class CR, (LIBOR
USD 3 Month + 2.50%), 2.77%,
03/20/25 ............... 7,830 7,615,284
OFSI Fund VII Ltd., Series 2014-7A,
Class AR, (LIBOR USD 3 Month +
0.90%), 1.17%, 10/18/26
(a)(b)
.... 125 125,147
OHA Credit Funding 3 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.07%, 07/20/32
(a)(b)
250 246,611
OHA Credit Partners VII Ltd., Series
2012-7A, Class DR, (LIBOR USD 3
Month + 4.20%), 4.45%, 11/20/27
(a)(b)
2,520 2,503,171
OHA Credit Partners XIII Ltd., Series
2016-13A, Class E, (LIBOR USD 3
Month + 7.15%), 7.42%, 01/21/30
(a)(b)
740 706,156
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.30%, 05/23/31
(a)(b)
... 11,402 11,250,653
OZLM Funding III Ltd., Series 2013-3A,
Class BRR, (LIBOR USD 3 Month +
2.70%), 2.96%, 01/22/29
(a)(b)
.... 19,875 19,753,665
OZLM Funding IV Ltd., Series 2013-4A,
Class A2R, (LIBOR USD 3 Month +
1.70%), 1.96%, 10/22/30
(a)(b)
.... 960 940,098
OZLM Funding Ltd.
(a)(b)
:
Series 2012-1A, Class A1R2,
(LIBOR USD 3 Month + 1.23%),
1.49%, 07/22/29 .......... 494 492,065
Series 2012-1A, Class A2R2,
(LIBOR USD 3 Month + 1.85%),
2.11%, 07/22/29 .......... 625 619,509
OZLM VI Ltd.
(a)
:
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
2.02%, 04/17/31
(b)
......... 300 296,384
Series 2014-6A, Class SUB, 0.00%,
04/17/31
(d)
.............. 3,200 528,121
OZLM VIII Ltd.
(a)(b)
:
Series 2014-8A, Class A2RR,
(LIBOR USD 3 Month + 1.80%),
2.07%, 10/17/29 .......... 3,815 3,771,389
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 3.42%,
10/17/29 ............... 1,835 1,749,494
OZLM XIV Ltd.
(a)(b)
:
Series 2015-14A, Class A2AR,
(LIBOR USD 3 Month + 1.70%),
1.98%, 01/15/29 .......... 8,000 7,875,493
Series 2015-14A, Class B1R,
(LIBOR USD 3 Month + 2.10%),
2.37%, 01/15/29 .......... 8,870 8,540,510
Series 2015-14A, Class CR, (LIBOR
USD 3 Month + 3.00%), 3.27%,
01/15/29 ............... 9,535 9,017,637
OZLM XIX Ltd., Series 2017-19A, Class
A2, (LIBOR USD 3 Month + 1.61%),
1.89%, 11/22/30
(a)(b)
.......... 7,135 6,964,364
OZLM XVIII Ltd., Series 2018-18A,
Class A, (LIBOR USD 3 Month +
1.02%), 1.29%, 04/15/31
(a)(b)
.... 892 875,059

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Palmer Square CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
1.40%, 01/17/31 .......... USD 1,670 $ 1,650,047
Series 2015-1A, Class A1R2,
(LIBOR USD 3 Month + 1.22%),
1.47%, 05/21/29 .......... 8,250 8,225,283
Series 2015-1A, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.90%, 05/21/29 .......... 1,000 982,127
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 6.02%,
07/20/30 ............... 3,500 3,139,949
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 1.30%,
04/18/31 ............... 5,910 5,803,593
Series 2018-3A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.63%,
08/15/26 ............... 10,427 10,249,874
Series 2018-3A, Class D, (LIBOR
USD 3 Month + 4.40%), 4.68%,
08/15/26 ............... 2,000 1,823,663
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2018-4A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.18%,
11/15/26 ............... 12,720 12,384,318
Series 2018-4A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.83%,
11/15/26 ............... 7,050 6,429,871
Series 2018-5A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.17%,
01/20/27 ............... 11,488 11,198,502
Series 2018-5A, Class C, (LIBOR
USD 3 Month + 2.55%), 2.82%,
01/20/27 ............... 7,255 6,767,698
Series 2018-5A, Class D, (LIBOR
USD 3 Month + 4.25%), 4.52%,
01/20/27 ............... 11,900 10,329,225
Series 2018-5A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/27 ............... 4,750 2,742,288
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 5.80%), 6.07%,
04/20/27 ............... 2,200 2,045,880
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.52%,
04/20/27 ............... 7,625 7,012,602
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.85%,
08/20/27 ............... 5,250 5,182,220
Series 2019-3A, Class C, (LIBOR
USD 3 Month + 3.40%), 3.65%,
08/20/27 ............... 5,000 4,895,710
Series 2019-4A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.86%,
10/24/27 ............... 2,250 2,207,890
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.51%,
10/24/27 ............... 1,000 971,111
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 5.90%), 6.16%,
10/24/27 ............... 1,200 1,095,167
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.60%,
02/20/28 ............... 2,750 2,667,115
Security Par (000) Value
Cayman Islands (continued)
Series 2020-2A, Class A2, (LIBOR
USD 3 Month + 1.55%), 1.82%,
04/20/28 ............... USD 8,750 $ 8,552,622
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.52%,
04/20/28 ............... 2,000 1,956,835
Series 2020-2A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.27%,
04/20/28 ............... 1,000 939,842
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 3.93%), 4.24%,
07/20/28 ............... 4,600 4,400,418
Series 2020-3A, Class D, (LIBOR
USD 3 Month + 4.23%), 4.54%,
07/20/28 ............... 4,375 3,941,665
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 0.00%,
11/25/28 ............... 2,000 2,000,000
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 0.00%,
11/25/28 ............... 2,500 2,487,500
Parallel Ltd.
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 1.12%,
07/20/27 ............... 3,062 3,035,168
Series 2015-1A, Class C1R, (LIBOR
USD 3 Month + 1.75%), 2.02%,
07/20/27 ............... 1,670 1,594,142
Park Avenue Institutional Advisers CLO
Ltd.
(a)(b)
:
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 5.85%), 6.11%,
08/23/31 ............... 4,250 3,627,697
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.22%), 1.48%,
11/14/29 ............... 8,065 8,019,814
Series 2017-1A, Class A2, (LIBOR
USD 3 Month + 1.70%), 1.96%,
11/14/29 ............... 1,820 1,786,208
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 2.15%), 2.41%,
11/14/29 ............... 2,000 1,960,432
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.22%), 6.48%,
11/14/29 ............... 5,270 4,837,799
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 1.76%,
05/15/32 ............... 500 499,998
Race Point IX CLO Ltd., Series 2015-
9A, Class A1AR, (LIBOR USD 3
Month + 1.21%), 1.49%, 10/15/30
(a)(b)
2,059 2,056,009
Recette CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
2.75%), 3.02%, 10/20/27
(a)(b)
.... 1,250 1,198,980
Regatta Funding LP, Series 2013-2A,
Class A1R2, (LIBOR USD 3 Month +
1.25%), 1.53%, 01/15/29
(a)(b)
.... 700 696,861
Regatta IX Funding Ltd., Series 2017-
1A, Class B, (LIBOR USD 3 Month +
1.80%), 2.07%, 04/17/30
(a)(b)
.... 1,250 1,229,318
Regatta VI Funding Ltd.
(a)(b)
:
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.70%), 2.97%,
07/20/28 ............... 3,000 2,807,712
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 5.00%), 5.27%,
07/20/28 ............... 1,000 938,105

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Rockford Tower CLO Ltd.
(a)
:
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 1.73%,
04/15/29
(b)
.............. USD 750 $ 735,298
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.13%,
04/15/29
(b)
.............. 7,750 7,399,450
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.93%,
04/15/29
(b)
.............. 8,500 7,952,935
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 5.40%), 5.68%,
04/15/29
(b)
.............. 7,800 6,961,820
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.18%,
10/15/29
(b)
.............. 1,250 1,200,375
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 3.13%,
10/15/29
(b)
.............. 5,360 5,288,121
Series 2017-2A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.53%,
10/15/29
(b)
.............. 4,500 3,913,725
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.46%,
10/20/30
(b)
.............. 11,725 11,677,517
Series 2017-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 6.02%,
10/20/30
(b)
.............. 5,555 4,724,408
Series 2017-3A, Class SUB, 0.00%,
10/20/30
(d)
.............. 2,000 978,608
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.35%,
05/20/31
(b)
.............. 1,000 992,068
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 1.97%,
05/20/31
(b)
.............. 250 245,066
Series 2018-1A, Class SUB, 0.00%,
05/20/31
(d)
.............. 2,000 950,142
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 1.43%,
10/20/31
(b)
.............. 1,159 1,152,004
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.07%,
10/20/31
(b)
.............. 1,087 1,069,831
Series 2018-2A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.27%,
10/20/31
(b)
.............. 1,690 1,439,310
Series 2018-2A, Class SUB, 0.00%,
10/20/31
(d)
.............. 2,000 932,668
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.30%, 04/20/31
(a)(b)
.... 1,435 1,432,295
RR 10 Ltd.
(a)(b)
:
Series 2020-10A, Class A1FL,
(LIBOR USD 3 Month + 1.80%),
2.05%, 07/15/33 .......... 8,370 8,369,954
Series 2020-10A, Class A2B,
(LIBOR USD 3 Month + 3.00%),
3.25%, 07/15/33 .......... 4,710 4,722,837
Series 2020-10A, Class C, (LIBOR
USD 3 Month + 4.73%), 4.98%,
07/15/33 ............... 3,770 3,760,976
RR 11 Ltd., Series 2020-11A, Class
A2, (LIBOR USD 3 Month + 2.10%),
2.28%, 10/15/31
(a)(b)
.......... 1,375 1,374,995
Security Par (000) Value
Cayman Islands (continued)
RR 2 Ltd.
(a)(b)
:
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.27%,
10/15/29 ............... USD 2,843 $ 2,726,335
Series 2017-2A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.48%,
10/15/29 ............... 1,340 1,221,987
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
1.37%, 01/15/30
(a)(b)
.......... 500 494,970
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
1.82%, 04/15/30
(a)(b)
.......... 2,000 1,944,414
Seneca Park CLO Ltd.
(a)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.39%,
07/17/26
(b)
.............. 22 21,841
Series 2014-1A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.42%,
07/17/26
(b)
.............. 2,000 1,968,502
Series 2014-1A, Class D, (LIBOR
USD 3 Month + 3.50%), 3.77%,
07/17/26
(b)
.............. 11,660 11,624,228
Series 2014-1A, Class SUB, 0.00%,
07/17/26
(d)
.............. 2,000 24,580
Shackleton CLO Ltd., Series 2019-15A,
Class B, (LIBOR USD 3 Month +
2.00%), 2.27%, 01/15/30
(a)(b)
.... 1,000 992,427
Silver Creek CLO Ltd.
(a)(b)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 1.51%,
07/20/30 ............... 3,750 3,738,879
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.62%,
07/20/30 ............... 500 479,805
Sound Point CLO XI Ltd., Series 2016-
1A, Class CR, (LIBOR USD 3 Month
+ 2.25%), 2.52%, 07/20/28
(a)(b)
... 4,670 4,554,306
Sound Point CLO XIV Ltd., Series
2016-3A, Class C, (LIBOR USD 3
Month + 2.65%), 2.91%, 01/23/29
(a)(b)
1,560 1,519,732
Sound Point CLO XXIV, Series 2019-
3A, Class D, (LIBOR USD 3 Month +
4.11%), 4.35%, 10/25/32
(a)(b)
.... 1,500 1,460,128
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 1.53%, 10/15/30
(a)(b)
.... 420 413,847
Strata CLO I Ltd.
(a)
:
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.36%,
01/15/31
(b)
.............. 1,690 1,454,574
Series 2018-1A, Class USUB,
0.00%, 01/15/2118
(d)
....... 7,680 4,363,292
Stratus CLO Ltd.
(a)(b)
:
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 6.96%), 8.27%,
05/01/28 ............... 10,250 9,061,302
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 3.65%), 3.92%,
10/15/28 ............... 575 575,244
Sudbury Mill CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.15%), 1.42%,
01/17/26 ............... 205 204,324
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.17%), 1.44%,
01/17/26 ............... 354 353,879

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 1.97%, 07/14/26
(a)(b)
USD 24,000 $ 23,706,814
Symphony CLO XVIII Ltd.
(a)(b)
:
Series 2016-18A, Class AR, (LIBOR
USD 3 Month + 1.15%), 1.41%,
01/23/28 ............... 9,950 9,892,787
Series 2016-18A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.06%,
01/23/28 ............... 300 295,769
Series 2016-18A, Class D, (LIBOR
USD 3 Month + 4.00%), 4.26%,
01/23/28 ............... 750 718,304
Symphony CLO XXI Ltd., Series 2019-
21A, Class A, (LIBOR USD 3 Month
+ 1.38%), 1.65%, 07/15/32
(a)(b)
... 3,500 3,498,154
TCW CLO Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 4.50%),
5.26%, 04/20/28
(a)(b)
.......... 4,150 4,153,826
Thacher Park CLO Ltd.
(a)(b)
:
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.16%), 1.43%,
10/20/26 ............... 1,841 1,840,328
Series 2014-1A, Class CR, (LIBOR
USD 3 Month + 2.20%), 2.47%,
10/20/26 ............... 500 493,194
Series 2014-1A, Class D1R, (LIBOR
USD 3 Month + 3.40%), 3.67%,
10/20/26 ............... 4,340 4,132,798
THL Credit Wind River CLO Ltd.
(a)(b)
:
Series 2012-1A, Class BR2, (LIBOR
USD 3 Month + 1.45%), 1.73%,
01/15/26 ............... 2,650 2,620,405
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.30%), 2.57%,
04/18/29 ............... 2,600 2,531,095
TIAA CLO II Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.28%),
1.55%, 04/20/29
(a)(b)
.......... 250 249,430
TIAA CLO III Ltd.
(a)(b)
:
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.42%,
01/16/31 ............... 269 265,439
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 1.77%,
01/16/31 ............... 750 724,371
TICP CLO IX Ltd., Series 2017-9A,
Class A, (LIBOR USD 3 Month +
1.14%), 1.41%, 01/20/31
(a)(b)
.... 2,000 1,980,007
TICP CLO V Ltd., Series 2016-5A,
Class ER, (LIBOR USD 3 Month +
5.75%), 6.02%, 07/17/31
(a)(b)
.... 1,000 881,713
TICP CLO VI Ltd.
(a)(b)
:
Series 2016-6A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.47%,
01/15/29 ............... 1,000 994,555
Series 2016-6A, Class BR, (LIBOR
USD 3 Month + 1.70%), 1.98%,
01/15/29 ............... 1,000 983,260
Series 2016-6A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.68%,
01/15/29 ............... 2,000 1,882,569
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 7.32%, 04/15/33
(a)(b)
.... 2,900 2,531,934
Security Par (000) Value
Cayman Islands (continued)
TICP CLO X Ltd., Series 2018-10A,
Class E, (LIBOR USD 3 Month +
5.50%), 5.77%, 04/20/31
(a)(b)
.... USD 500 $ 439,293
TICP CLO XI Ltd., Series 2018-11A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.45%, 10/20/31
(a)(b)
.... 500 494,999
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR
USD 3 Month + 1.11%), 1.38%,
01/15/31 ............... 250 247,951
Series 2018-12A, Class E, (LIBOR
USD 3 Month + 5.50%), 5.78%,
01/15/31 ............... 1,250 1,127,498
Treman Park CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
2.65%), 2.92%, 10/20/28
(a)(b)
.... 5,560 5,284,058
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 5.99%, 07/25/31
(a)(b)
.... 3,860 3,388,850
Trestles CLO III Ltd.
(a)(b)
:
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 1.60%,
01/20/33 ............... 4,750 4,740,685
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.12%,
01/20/33 ............... 1,500 1,499,992
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 6.77%,
01/20/33 ............... 1,000 919,445
Series 2020-3A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/33 ............... 1,000 755,130
Trestles CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A1A, (LIBOR
USD 3 Month + 1.29%), 1.54%,
07/25/29 ............... 17,950 17,901,174
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 2.55%), 2.80%,
07/25/29 ............... 3,127 3,065,021
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 3.65%), 3.89%,
07/25/29 ............... 750 740,177
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 0.70%, 03/03/39
(a)(b)
.... 50,060 2,663,292
Trinitas CLO II Ltd., Series 2014-2A,
Class A1R, (LIBOR USD 3 Month +
1.18%), 1.46%, 07/15/26
(a)(b)
.... 255 254,657
Tryon Park CLO Ltd., Series 2013-1A,
Class A2R, (LIBOR USD 3 Month +
1.50%), 1.78%, 04/15/29
(a)(b)
.... 1,900 1,878,850
Voya CLO Ltd.
(a)(b)
:
Series 2014-3A, Class CR, (LIBOR
USD 3 Month + 2.65%), 2.89%,
07/25/26 ............... 800 749,680
Series 2015-2A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.76%,
07/23/27 ............... 750 734,014
Series 2017-3A, Class A1A, (LIBOR
USD 3 Month + 1.23%), 1.50%,
07/20/30 ............... 2,270 2,264,028
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 1.41%,
10/15/30 ............... 3,500 3,481,187
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.55%), 7.85%,
07/16/31
(c)
.............. 1,250 1,223,625

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Cayman Islands (continued)
West CLO Ltd., Series 2013-1A, Class
C, (LIBOR USD 3 Month + 3.65%),
3.89%, 11/07/25
(a)(b)
.......... USD 1,025 $ 992,552
Westcott Park CLO Ltd., Series 2016-
1A, Class DR, (LIBOR USD 3 Month
+ 3.25%), 3.52%, 07/20/28
(a)(b)
... 2,815 2,698,280
Whitebox CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class ANA, (LIBOR
USD 3 Month + 1.41%), 1.67%,
07/24/32 ............... 500 493,873
Series 2019-1A, Class C, (LIBOR
USD 3 Month + 4.35%), 4.61%,
07/24/32 ............... 3,530 3,505,499
Whitebox CLO II Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.49%,
10/24/31 ............... 3,750 3,699,008
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.39%,
10/24/31 ............... 5,000 4,969,186
Series 2020-2A, Class E, (LIBOR
USD 3 Month + 7.85%), 8.09%,
10/24/31 ............... 2,000 1,954,062
York CLO-3 Ltd.
(a)
:
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.25%), 1.52%,
10/20/29
(b)
.............. 6,540 6,479,958
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.02%,
10/20/29
(b)
.............. 10,455 10,275,238
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.87%,
10/20/29
(b)
.............. 10,528 10,218,656
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.67%,
10/20/29
(b)
.............. 7,052 6,298,398
Series 2016-1A, Class FR, (LIBOR
USD 3 Month + 7.25%), 7.52%,
10/20/29
(b)
.............. 2,917 2,097,335
Series 2016-1A, Class SUB, 0.00%,
10/20/29
(d)
.............. 10,535 4,699,441
York CLO-4 Ltd.
(a)
:
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.82%,
04/20/32
(b)(c)
............. 2,750 2,640,000
Series 2016-2A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.42%,
04/20/32
(b)
.............. 4,900 4,669,700
Series 2016-2A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.42%,
04/20/32
(b)
.............. 6,500 6,155,005
Series 2016-2A, Class ER, (LIBOR
USD 3 Month + 6.75%), 7.02%,
04/20/32
(b)
.............. 7,000 6,051,090
Series 2016-2A, Class SUB, 0.00%,
04/20/32
(d)
.............. 11,990 7,327,365
York CLO-7 Ltd., Series 2019-2A, Class
C, (LIBOR USD 3 Month + 2.75%),
3.01%, 01/22/33
(a)(b)
.......... 500 494,391
1,901,816,507
France — 0.0%
(b)
FCT Autonoria:
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 0.67%,
09/25/35 ............... EUR 900 1,049,215
Security Par (000) Value
France (continued)
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 1.07%,
09/25/35 ............... EUR 600 $ 697,562
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 2.17%,
09/25/35 ............... 900 1,047,071
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 3.17%, 09/25/35 500 582,096
FCT Noria:
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 0.97%,
06/25/38 ............... 834 976,935
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 2.12%,
06/25/38 ............... 883 1,035,326
5,388,205
Germany — 0.0%
Red & Black Auto Germany UG
(b)
:
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 0.88%, 10/15/28 200 228,471
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 1.73%, 10/15/28 200 228,813
457,284
Ireland — 0.5%
Anchorage Capital Europe CLO 2
DAC
(b)
:
Series 2A, Class B, (EURIBOR
3 Month + 1.80%), 1.80%,
05/15/31
(a)
.............. 500 585,077
Series 2X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/31 1,580 1,740,477
Aqueduct European CLO 4 DAC, Series
2019-4A, Class B1, (EURIBOR 3
Month + 1.80%), 1.80%, 07/15/32
(a)(b)
250 292,844
Aqueduct European CLO DAC
(b)
:
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 2,904,148
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 558,706
Series 2019-4X, Class B1,
(EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32 .......... 500 585,688
Series 2020-5A, Class B1,
(EURIBOR 3 Month + 2.00%),
2.00%, 04/20/32
(a)
......... 2,250 2,630,722
Series 2020-5A, Class C, (EURIBOR
3 Month + 2.80%), 2.80%,
04/20/32
(a)
.............. 2,250 2,625,924
Series 2020-5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
04/20/32
(a)
.............. 750 868,457
Arbour CLO II DAC, Series 2014-2X,
Class B2R, (EURIBOR 3 Month +
1.50%), 1.50%, 05/15/30
(b)
..... 1,000 1,165,489
ARBOUR CLO VIII DAC, Series 8A,
Class C, (EURIBOR 3 Month +
2.90%), 2.90%, 07/15/33
(a)(b)(c)
... 525 615,536
AVOCA CLO XII Ltd., Series 12X, Class
CR, (EURIBOR 3 Month + 2.05%),
2.05%, 04/15/30
(b)
........... 200 231,099
Avoca CLO XV DAC:
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31
(b)
.............. 150 171,096

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Ireland (continued)
Series 15X, Class ER, (EURIBOR
3 Month + 4.13%), 4.13%,
04/15/31
(b)
.............. EUR 1,305 $ 1,331,018
Series 15X, Class FR, (EURIBOR
3 Month + 5.84%), 5.84%,
04/15/31
(b)
.............. 1,760 1,713,032
Series 15X, Class M1, 0.00%,
04/15/31
(d)
.............. 3,100 2,523,626
Avoca CLO XVIII DAC
(b)
:
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 5,800 6,667,748
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 170,796
Series 18X, Class E, (EURIBOR 3
Month + 4.60%), 4.60%, 04/15/31 2,300 2,383,338
Bilbao CLO I DAC, Series 1X, Class
A2A, (EURIBOR 3 Month + 1.30%),
1.30%, 07/20/31
(b)
........... 4,300 4,969,178
Bilbao CLO II DAC, Series 2X, Class
A2A, (EURIBOR 3 Month + 1.85%),
1.85%, 05/20/32
(b)
........... 1,007 1,181,819
BlueMountain Fuji Eur CLO IV DAC,
Series 4X, Class A2, (EURIBOR 3
Month + 1.35%), 1.35%, 03/30/32
(b)
350 410,247
BlueMountain Fuji Eur CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33
(b)
500 576,691
Cairn CLO XII DAC
(a)(b)(c)
:
Series 2020-12A, Class B,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33 .......... 400 470,152
Series 2020-12A, Class C,
(EURIBOR 3 Month + 3.00%),
3.00%, 04/15/33 .......... 837 982,322
CIFC European Funding CLO I DAC,
Series 1X, Class E, (EURIBOR 3
Month + 5.86%), 5.86%, 07/15/32
(b)
1,378 1,501,404
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(b)
400 458,729
Contego CLO VIII DAC
(a)(b)
:
Series 8A, Class B1, (EURIBOR 3
Month + 2.10%), 2.10%, 01/25/32 2,625 3,073,932
Series 8A, Class C, (EURIBOR 3
Month + 2.80%), 2.80%, 01/25/32 375 439,669
CVC Cordatus Loan Fund VI DAC:
Series 6X, Class CR, (EURIBOR
3 Month + 1.60%), 1.60%,
04/15/32
(b)
.............. 1,040 1,168,103
Series 6X, Class SUB, 0.00%,
04/15/32
(d)
.............. 2,925 1,519,173
CVC Cordatus Loan Fund VII DAC,
Series 7X, Class B1R, (EURIBOR 3
Month + 1.75%), 1.75%, 09/15/31
(b)
450 524,755
CVC Cordatus Loan Fund XV DAC,
Series 15X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 08/26/32
(b)
2,050 2,236,189
CVC Cordatus Loan Fund XVIII DAC
(a)
(b)
:
Series 18A, Class B1, (EURIBOR
3 Month + 1.65%), -0.51%,
04/29/34 ............... 1,000 1,172,450
Series 18A, Class D, (EURIBOR
3 Month + 3.50%), -0.51%,
04/29/34 ............... 1,375 1,612,119
Security Par (000) Value
Ireland (continued)
Dunedin Park CLO DAC, Series 1X,
Class B1, (EURIBOR 3 Month +
2.50%), 2.50%, 10/22/32
(b)
..... EUR 450 $ 521,904
Euro-Galaxy VII CLO DAC, Series
2019-7X, Class A1, (EURIBOR 3
Month + 1.14%), 1.14%, 04/25/32
(b)
2,975 3,500,250
Fair Oaks Loan Funding III DAC, Series
3A, Class B, (EURIBOR 3 Month +
1.85%), 0.00%, 10/15/33
(a)(b)
.... 3,410 3,998,055
GoldenTree Loan Management EUR
CLO 4 DAC, Series 4X, Class B1,
(EURIBOR 3 Month + 2.30%),
2.30%, 07/20/31
(b)
........... 500 586,018
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(b)
..... 700 807,003
Harvest CLO XXII DAC, Series 22X,
Class E, (EURIBOR 3 Month +
6.11%), 6.11%, 01/15/32
(b)
...... 2,000 2,194,413
Harvest CLO XXIII DAC
(b)
:
Series 23X, Class A, (EURIBOR 3
Month + 0.95%), 0.95%, 10/20/32 1,817 2,115,277
Series 23X, Class E, (EURIBOR 3
Month + 5.33%), 5.33%, 10/20/32 517 532,014
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(b)
...... 625 728,217
Invesco Euro CLO I DAC, Series 1X,
Class B, (EURIBOR 3 Month +
1.85%), 1.85%, 07/15/31
(b)
..... 2,860 3,356,677
Invesco Euro CLO II DAC, Series 2X,
Class B1, (EURIBOR 3 Month +
1.80%), 1.80%, 08/15/32
(b)
..... 3,650 4,278,118
Invesco Euro Clo III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 07/15/32
(b)
..... 450 522,809
Invesco Euro CLO III DAC:
Series 3X, Class F, (EURIBOR
3 Month + 8.07%), 8.07%,
07/15/32
(b)
.............. 1,076 1,204,360
Series 3X, Class SUB, 0.00%,
07/15/32
(d)
.............. 2,740 2,535,958
Madison Park Euro Funding X DAC:
Series 10X, Class A1, (EURIBOR
3 Month + 0.74%), 0.74%,
10/25/30
(b)
.............. 2,700 3,144,021
Series 10X, Class B1, (EURIBOR
3 Month + 1.20%), 1.20%,
10/25/30
(b)
.............. 1,850 2,128,831
Series 10X, Class M, 0.00%,
10/25/30
(d)
.............. 600 397,086
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31
(b)
1,350 1,533,478
Man GLG Euro CLO IV DAC, Series
4X, Class B1, (EURIBOR 3 Month +
1.05%), 1.05%, 05/15/31
(b)
..... 3,581 4,076,213
OAK Hill European Credit Partners
V Designated Activity Co., Series
2016-5X, Class B1, (EURIBOR 3
Month + 1.55%), 1.55%, 02/21/30
(b)
425 495,930
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(b)
........... 450 516,757

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Ireland (continued)
OAK Hill European Credit Partners VII
DAC
(b)
:
Series 2018-7X, Class B1,
(EURIBOR 3 Month + 1.75%),
1.75%, 10/20/31 .......... EUR 1,400 $ 1,633,889
Series 2018-7X, Class C, (EURIBOR
3 Month + 2.35%), 2.35%,
10/20/31 ............... 1,110 1,275,450
OCP Euro CLO DAC
(b)
:
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32 ............... 2,200 2,555,157
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32 ............... 897 983,083
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32 ............... 600 597,827
Penta CLO 6 DAC:
Series 2019-6X, Class B1,
(EURIBOR 3 Month + 1.87%),
1.87%, 07/25/32
(b)
......... 500 579,926
Series 2019-6X, Class CE, 2.45%,
07/25/32 ............... 700 810,456
Providus CLO III DAC
(b)
:
Series 3X, Class B1, (EURIBOR 3
Month + 1.87%), 1.87%, 07/20/32 2,680 3,139,440
Series 3X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 07/20/32 1,600 1,714,488
Rockford Tower Europe CLO DAC
(b)
:
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%,
12/20/31 ............... 3,750 4,400,128
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 2.47%,
12/20/31 ............... 350 407,216
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/20/33 .......... 6,520 7,556,152
RRE 1 Loan Management DAC, Series
1X, Class A2, (EURIBOR 3 Month +
1.35%), 1.35%, 04/15/32
(b)
..... 1,900 2,232,045
RRE 2 Loan Management DAC, Series
2A, Class B, (EURIBOR 3 Month +
1.80%), 1.80%, 01/15/32
(a)(b)
.... 350 410,648
RRE 4 Loan Management DAC
(a)(b)
:
Series 4A, Class A1, (EURIBOR 3
Month + 1.45%), 1.45%, 04/15/32 22,010 25,793,891
Series 4A, Class A2A, (EURIBOR 3
Month + 2.00%), 2.00%, 04/15/32 7,540 8,828,787
Sound Point Euro CLO I Funding DAC,
Series 1X, Class B1, (EURIBOR 3
Month + 2.00%), 2.00%, 04/25/32
(b)
350 408,805
Sound Point Euro CLO II Funding
DAC
(b)
:
Series 2A, Class B1, (EURIBOR
3 Month + 1.85%), 1.85%,
10/26/32
(a)
.............. 1,960 2,301,422
Series 2X, Class A, (EURIBOR 3
Month + 1.11%), 1.11%, 10/26/32 2,700 3,168,094
Series 2X, Class X, (EURIBOR 3
Month + 0.50%), 0.50%, 10/26/32 1,250 1,465,454
St. Paul's CLO XII DAC, Series 12X,
Class B1, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/33
(b)
..... 1,350 1,557,314
Security Par (000) Value
Ireland (continued)
Sutton Park CLO DAC
(b)
:
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 1.70%, 11/15/31 EUR 645 $ 749,860
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.35%, 11/15/31 500 574,240
Voya Euro CLO I DAC
(b)
:
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 4,920 5,733,639
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 857,337
Series 1X, Class SUB, (EURIBOR 3
Month + 0.00%), 0.00%, 10/15/30 1,749 1,505,553
Voya Euro CLO II DAC
(b)
:
Series 2X, Class B1, (EURIBOR 3
Month + 1.90%), 1.90%, 07/15/32 200 233,776
Series 2X, Class C, (EURIBOR 3
Month + 2.75%), 2.75%, 07/15/32 300 351,804
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33
(b)
..... 439 511,914
173,572,937
Italy — 0.0%
Brignole Co. SRL, Series 2019-1, Class
C, (EURIBOR 1 Month + 2.90%),
2.37%, 07/24/34
(b)
........... 225 259,427
Luxembourg — 0.0%
(b)
E-Carat SA:
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 0.57%, 12/20/28 400 464,731
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 0.97%, 12/20/28 200 230,804
Silver Arrow SA Compartment:
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 0.83%, 03/15/27 300 348,022
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 2.08%, 03/15/27 300 346,235
1,389,792
Netherlands — 0.1%
ALME Loan Funding V BV, Series 5X,
Class B1R, (EURIBOR 3 Month +
1.60%), 1.60%, 07/15/31
(b)
..... 2,900 3,390,645
Ares European CLO X BV, Series 10X,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/31
(b)
..... 300 349,092
Ares European CLO XI BV, Series 11X,
Class B1, (EURIBOR 3 Month +
1.85%), 1.85%, 04/15/32
(b)
..... 400 467,620
Ares European CLO XII BV, Series 12X,
Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 04/20/32
(b)
..... 675 788,560
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR
3 Month + 4.70%), 4.70%,
01/12/31
(b)
.............. 2,240 2,368,975
Series 14X, Class FR, (EURIBOR
3 Month + 6.35%), 6.35%,
01/12/31
(b)
.............. 1,100 1,109,092
Series 14X, Class SUB, 0.00%,
01/12/31
(d)
.............. 4,510 3,357,451
Avoca CLO XVII DAC, Series 17A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/32
(a)(b)
.... 565 666,244

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Netherlands (continued)
Avoca CLO XVII Designated Activity
Co., Series 17X, Class AR,
(EURIBOR 3 Month + 0.96%),
0.96%, 10/15/32
(b)
........... EUR 250 $ 292,208
Cairn CLO IX BV
(b)
:
Series 2018-9X, Class A, (EURIBOR
3 Month + 0.71%), 0.71%,
04/25/32 ............... 2,700 3,143,223
Series 2018-9X, Class B1,
(EURIBOR 3 Month + 1.00%),
1.00%, 04/25/32 .......... 2,600 2,990,044
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 0.97%, 11/15/26
(b)
...... 950 1,095,226
Halcyon Loan Advisors European
Funding, Series 2018-1X, Class
B1, (EURIBOR 3 Month + 1.48%),
1.48%, 10/18/31
(b)
........... 2,600 3,024,624
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30
(d)
........... 3,000 2,252,806
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.35%, 07/27/32
(b)
........... 2,890 3,360,041
28,655,851
Portugal — 0.1%
TAGUS - Sociedade de Titularizacao de
Creditos SA:
Series 4, Class SNR, 2.42%,
02/12/21 ............... 2,133 2,504,481
Series 5, Class SEN, 0.85%,
02/12/22 ............... 9,677 11,361,182
Series 7, Class SEN, 0.70%,
02/12/24 ............... 10,780 12,566,746
26,432,409
Spain — 0.0%
FT Santander Consumer Spain Auto:
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.44%,
03/20/33
(b)
.............. 1,000 1,172,681
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.44%,
03/20/33
(b)
.............. 300 351,803
Series 2020-1, Class D, 3.50%,
03/20/33 ............... 500 586,225
2,110,709
United Kingdom — 0.1%
Azure Finance No. 2 plc, Series 2,
Class C, (SONIA1M IR + 3.00%),
3.06%, 07/20/30
(b)
........... GBP 555 719,024
Greene King Finance plc, Series
B1,  (LIBOR GBP 3 Month + 1.80%),
1.86%, 12/15/34
(b)
........... 1,700 1,909,541
Motor plc:
Series 2016-1, Class C, 3.75%,
11/25/25 ............... 6,720 8,731,815
Series 2016-1, Class D, 4.25%,
11/25/25 ............... 1,325 1,720,897
Series 2016-1, Class E, 5.25%,
11/25/25 ............... 1,112 1,445,189
PCL Funding III plc
(b)
:
Series 2017-2, Class B, (LIBOR
GBP 1 Month + 1.40%), 1.45%,
06/15/23 ............... 821 1,052,955
Security Par (000) Value
United Kingdom (continued)
Series 2017-2, Class C, (LIBOR
GBP 1 Month + 1.85%), 1.90%,
06/15/23 ............... GBP 635 $ 814,088
PCL Funding IV plc, Series 2020-1,
Class C, (SONIA1M IR + 2.20%),
0.00%, 09/15/24
(b)
........... 230 296,781
Trafford Centre Finance Ltd. (The),
Series B2,  (LIBOR GBP 3 Month +
0.83%), 0.92%, 07/28/35
(b)
..... 3,400 3,483,360
Turbo Finance 8 plc, Series 8, Class
C, (LIBOR GBP 1 Month + 1.95%),
2.00%, 02/20/26
(b)
........... 1,275 1,633,624
Turbo Finance plc, Series 9, Class B,
(SONIA1M IR + 1.65%), 0.00%,
08/20/28
(b)
................ 1,590 2,051,657
23,858,931
United States — 6.7%
ACE Securities Corp. Home Equity
Loan Trust
(b)
:
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.13%),
0.28%, 05/25/37 .......... USD 7,888 2,036,485
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.30%),
0.45%, 05/25/37 .......... 389 108,674
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(c)
....... 4,314 3,483,773
Ajax Mortgage Loan Trust
(a)
:
Series 2017-D, Class A, 3.75%,
12/25/57 ............... 22,005 22,087,949
Series 2017-D, Class B, 0.00%,
12/25/57
(c)(d)
............. 4,345 2,552,547
Series 2018-A, Class A, 3.85%,
04/25/58
(c)
.............. 24,033 23,917,751
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 7,152 3,666,784
Series 2018-B, Class A, 3.75%,
02/26/57
(c)
.............. 10,429 10,416,419
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 7,135 1,964,732
Series 2018-D, Class A, 3.75%,
08/25/58
(c)(d)
............. 28,251 28,251,323
Series 2018-D, Class B, 0.00%,
08/25/58
(c)(d)
............. 7,854 3,966,101
Series 2018-E, Class A, 4.38%,
06/25/58
(d)
.............. 12,239 12,558,504
Series 2018-E, Class B, 5.25%,
06/25/58
(c)(d)
............. 2,263 2,276,352
Series 2018-E, Class C, 0.00%,
06/25/58
(d)
.............. 5,770 4,393,356
Series 2018-F, Class A, 4.38%,
11/25/58
(c)(d)
............. 39,850 40,173,033
Series 2018-F, Class B, 5.25%,
11/25/58
(c)(d)
............. 6,598 6,540,116
Series 2018-F, Class C, 0.00%,
11/25/58 ............... 15,549 9,739,150
Series 2018-G, Class A, 4.38%,
06/25/57
(c)(d)
............. 32,257 31,450,452
Series 2018-G, Class B, 5.25%,
06/25/57
(c)(d)
............. 5,510 4,159,923
Series 2018-G, Class C, 5.25%,
06/25/57
(c)
.............. 14,217 13,979,534
Series 2019-A, Class A, 3.75%,
08/25/57
(d)
.............. 29,805 30,321,395

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Series 2019-A, Class B, 5.25%,
08/25/57
(d)
.............. USD 4,203 $ 3,768,088
Series 2019-A, Class C, 0.00%,
08/25/57
(c)
.............. 10,566 8,753,236
Series 2019-B, Class A, 3.75%,
01/25/59
(d)
.............. 48,439 49,273,183
Series 2019-B, Class B, 5.25%,
01/25/59
(c)(d)
............. 6,949 5,246,577
Series 2019-B, Class C, 0.00%,
01/25/59
(c)
.............. 17,790 15,268,900
Series 2019-C, Class A, 3.95%,
10/25/58
(d)
.............. 14,914 14,975,413
Series 2019-E, Class A, 3.00%,
09/25/59
(e)
.............. 47,805 47,489,936
Series 2019-E, Class B, 4.88%,
09/25/59
(e)
.............. 5,540 4,785,340
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,819 6,866,226
Series 2019-G, Class A, 3.00%,
09/25/59
(e)
.............. 31,510 31,254,210
Series 2019-G, Class B, 4.25%,
09/25/59
(e)
.............. 4,280 3,605,716
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 10,922 8,446,764
Series 2019-H, Class A, 3.00%,
11/25/59
(e)
.............. 27,890 27,661,218
Series 2019-H, Class B, 4.25%,
11/25/59
(e)
.............. 3,968 3,342,869
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 10,138 8,225,565
Series 2020-A, Class A, 2.37%,
12/25/59
(e)
.............. 50,495 50,355,352
Series 2020-A, Class B, 3.50%,
12/25/59
(e)
.............. 7,074 7,042,934
Series 2020-A, Class C, 0.00%,
12/25/59
(c)
.............. 17,100 10,716,690
Series 2020-D, Class A, 2.25%,
06/25/60
(c)(e)
............. 47,978 47,194,421
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 6,965,531
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 18,165 14,481,218
ALM VII R-2 Ltd., Series 2013-7R2A,
Class CR2, (LIBOR USD 3 Month +
3.00%), 3.27%, 10/15/27
(a)(b)
.... 1,750 1,648,340
ALM XVII Ltd.
(a)(b)
:
Series 2015-17A, Class BR, (LIBOR
USD 3 Month + 2.10%), 2.37%,
01/15/28 ............... 2,350 2,262,294
Series 2015-17A, Class CR, (LIBOR
USD 3 Month + 2.80%), 3.08%,
01/15/28 ............... 2,530 2,388,044
American Homes 4 Rent Trust
(a)
:
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 9,724,517
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(d)
......... 22,846 229
AMSR Trust
(a)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,134,656
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 4,084,364
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,522,786
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.48%), 0.63%, 05/25/35
(b)
7,926 7,172,867
Security Par (000) Value
United States (continued)
B2R Mortgage Trust
(a)
:
Series 2015-2, Class A, 3.34%,
11/15/48 ............... USD 109 $ 108,942
Series 2015-2, Class XA, 2.62%,
11/15/48
(d)
.............. 1,315 2,788
BankAmerica Manufactured Housing
Contract Trust
(d)
:
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 2,665,708
Series 1998-2, Class B1, 7.46%,
12/10/25 ............... 8,475 3,994,212
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 0.00%,
10/15/32 ............... 5,250 5,250,000
Series 2020-18A, Class D1, (LIBOR
USD 3 Month + 4.00%), 4.23%,
10/15/32 ............... 3,549 3,549,000
Bayview Financial Revolving Asset
Trust
(a)(b)
:
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.14%,
05/28/39 ............... 32,176 26,294,885
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 1.44%,
05/28/39 ............... 561 466,824
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.14%,
02/28/40 ............... 16,500 15,466,850
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.14%,
12/28/40 ............... 2,575 2,270,885
BCMSC Trust
(d)
:
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 2,294,075
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 2,201,341
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 1,681,016
Bear Stearns Asset-Backed Securities
I Trust
(b)
:
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 1.87%,
08/25/34 ............... 498 497,289
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 0.68%),
0.83%, 12/25/35 .......... 4,514 5,830,644
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.17%),
0.32%, 09/25/36 .......... 5,036 6,189,448
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
0.41%, 10/25/36 .......... 2,391 2,121,267
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.17%),
0.32%, 05/25/35 .......... 3,991 4,391,065
Series 2007-HE1, Class 21A2,
(LIBOR USD 1 Month + 0.16%),
0.31%, 01/25/37 .......... 2,482 2,446,339
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
0.47%, 03/25/37 .......... 2,717 2,173,339
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
0.29%, 03/25/37 .......... 3,825 3,782,152

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
0.29%, 03/25/37 .......... USD 6,741 $ 7,044,368
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
0.40%, 04/25/37 .......... 2,734 2,990,867
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
0.50%, 04/25/37 .......... 18,468 16,574,963
Bear Stearns Asset-Backed Securities
Trust, Series 2005-4, Class M2,
(LIBOR USD 1 Month + 1.20%),
1.35%, 01/25/36
(b)
........... 125 124,469
Carrington Mortgage Loan Trust
(b)
:
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.42%), 0.57%,
01/25/36 ............... 1,620 1,344,147
Series 2006-NC3, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.30%,
08/25/36 ............... 5,879 5,526,424
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 0.31%,
10/25/36 ............... 2,448 2,330,691
Series 2006-NC5, Class A3, (LIBOR
USD 1 Month + 0.15%), 0.30%,
01/25/37 ............... 1,372 1,139,457
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(d)
24,320 25,073,219
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.16%),
0.31%, 10/25/36
(b)
........... 1,675 1,393,249
Citigroup Mortgage Loan Trust
(b)
:
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
0.35%, 05/25/37 .......... 17,047 13,675,333
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
0.42%, 05/25/37 .......... 7,744 6,261,729
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
0.31%, 12/25/36
(a)
......... 9,309 6,452,777
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(d)
............... 27,693 28,133,166
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%,
11/15/28
(d)
.............. 3,565 3,603,485
Series 1997-3, Class M1, 7.53%,
03/15/28
(d)
.............. 4,572 4,617,791
Series 1997-6, Class M1, 7.21%,
01/15/29
(d)
.............. 3,445 3,513,043
Series 1998-4, Class M1, 6.83%,
04/01/30
(d)
.............. 971 938,023
Series 1998-6, Class M1, 6.63%,
06/01/30
(d)
.............. 2,920 2,845,142
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 2,263 2,383,648
Series 1998-8, Class M1, 6.98%,
09/01/30
(d)
.............. 7,059 6,538,905
Series 1999-5, Class A5, 7.86%,
03/01/30
(d)
.............. 2,994 1,822,407
Series 1999-5, Class A6, 7.50%,
03/01/30
(d)
.............. 3,212 1,883,084
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%,
09/01/29
(d)
.............. 4,601 1,647,056
Security Par (000) Value
United States (continued)
Series 2000-4, Class A6, 8.31%,
05/01/32
(d)
.............. USD 5,750 $ 2,041,012
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,616 3,335,763
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 12,047 6,254,089
Corevest American Finance Trust,
Series 2020-2, Class A, 3.38%,
05/15/52
(a)
................ 3,346 3,638,672
Countrywide Asset-Backed Certificates:
Series 2006-1, Class AF4, 4.61%,
07/25/36
(d)
.............. 3,359 3,411,846
Series 2006-S3, Class A4, 6.53%,
01/25/29
(e)
.............. 860 985,122
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ 4,656 4,645,680
Credit-Based Asset Servicing &
Securitization LLC:
Series 2006-CB2, Class AF4, 3.20%,
12/25/36
(e)
.............. 1,283 1,274,956
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(e)
............. 2,397 2,501,895
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 12,906 1,760,400
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.49%,
07/25/37
(a)(b)
............. 1,987 1,593,670
CWABS Asset-Backed Certificates
Trust:
Series 2005-16, Class 1AF, 4.62%,
04/25/36
(d)
.............. 8,774 8,766,494
Series 2005-17, Class 1AF4, 6.05%,
05/25/36
(e)
.............. 4,373 4,511,633
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 0.31%,
09/25/46
(b)
.............. 614 599,775
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.30%), 0.45%,
03/25/37
(b)
.............. 12,178 9,367,236
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
0.42%, 03/15/34
(b)
........... 594 561,085
CWHEQ Home Equity Loan Trust,
Series 2006-S5, Class A5, 6.16%,
06/25/35 ................. 1,535 1,697,034
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
0.45%, 12/15/33 .......... 56 53,321
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
0.34%, 05/15/35 .......... 687 656,433
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
0.34%, 05/15/35
(c)
......... 480 448,767
CWHEQ Revolving Home Equity Loan
Trust
(b)
:
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.33%,
05/15/35 ............... 1,676 1,632,550
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.33%,
05/15/36 ............... 6,227 5,999,191

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 0.30%,
11/15/36 ............... USD 3,913 $ 3,272,888
Dividend Solar Loans LLC, Series
2018-1, Class B, 4.29%, 07/20/38
(a)
1,107 1,112,174
Dorchester Park CLO DAC
(a)(b)
:
Series 2015-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 1.72%,
04/20/28 ............... 4,243 4,155,653
Series 2015-1A, Class CR, (LIBOR
USD 3 Month + 1.75%), 2.02%,
04/20/28 ............... 1,860 1,785,267
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 13,500,000
Finance of America HECM Buyout,
Series 2020-HB1, Class M5, 6.00%,
02/25/30
(a)(c)(d)
.............. 3,481 2,729,104
First Franklin Mortgage Loan Trust
(b)
:
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
1.20%, 10/25/34 .......... 2,818 2,632,043
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.12%), 0.27%,
10/25/36 ............... 5,409 4,295,404
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.21%),
0.36%, 12/25/36 .......... 6,376 3,999,607
Fremont Home Loan Trust
(b)
:
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 0.29%,
02/25/37 ............... 7,649 5,982,321
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.17%), 0.32%,
02/25/37 ............... 6,413 3,251,222
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 1.25%, 08/27/51
(a)(b)
.... 12,634 11,873,014
GE-WMC Asset-Backed Pass-Through
Certificates, Series 2005-2, Class
A2C, (LIBOR USD 1 Month +
0.50%), 0.65%, 12/25/35
(b)
..... 802 791,119
Goldentree Loan Management US
CLO 7 Ltd., Series 2020-7A, Class
D, (LIBOR USD 3 Month + 2.98%),
3.39%, 04/20/31
(a)(b)
.......... 2,500 2,469,560
GoldenTree Loan Opportunities X Ltd.,
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.39%,
07/20/31
(a)(b)
............... 4,833 4,783,581
Greenpoint Manufactured Housing
(d)
:
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 3,550 3,713,500
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 3,343 2,846,527
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.35%), 0.50%,
12/25/35
(b)
.............. 1,962 794,173
Series 2006-4, Class 1A1, 3.52%,
03/25/36
(d)
.............. 5,619 4,453,533
Series 2007-2, Class AF3, 5.92%,
03/25/37
(d)
.............. 1,601 459,627
GSAMP Trust
(b)
:
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 0.35%,
01/25/47 ............... 3,911 2,608,093
Security Par (000) Value
United States (continued)
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 2.25%), 2.40%,
02/25/47 ............... USD 3,414 $ 3,455,592
Home Equity Asset Trust
(b)
:
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.40%), 0.55%,
07/25/36 ............... 4,008 3,592,457
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.15%), 0.30%,
05/25/37 ............... 6,615 5,626,149
Home Equity Mortgage Loan Asset-
Backed Trust
(b)
:
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 2.17%,
07/25/34 ............... 1,656 1,649,949
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 0.34%,
04/25/37 ............... 5,181 3,791,154
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 9,469 2,458,157
Home Loan Mortgage Loan Trust,
Series 2005-1, Class A3, (LIBOR
USD 1 Month + 0.72%), 0.87%,
04/15/36
(b)
................ 4,273 4,005,592
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR1, Class E, (LIBOR
USD 1 Month + 2.00%), 2.15%,
03/17/37 ............... 1,084 1,084,891
Series 2018-SFR3, Class A, (LIBOR
USD 1 Month + 1.00%), 1.15%,
07/17/37 ............... 7,286 7,287,309
Series 2018-SFR3, Class E, (LIBOR
USD 1 Month + 2.00%), 2.15%,
07/17/37 ............... 6,617 6,620,996
Irwin Home Equity Loan Trust
(a)
:
Series 2006-3, Class 2A3, 6.53%,
09/25/37
(e)
.............. 1,057 1,054,475
Series 2006-P1, Class 1A, (LIBOR
USD 1 Month + 0.28%), 0.43%,
12/25/36
(b)
.............. 195 186,306
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.27%),
0.42%, 05/25/36
(b)
......... 3,380 3,232,448
Series 2007-CH1, Class MF1,
4.85%, 11/25/36
(e)
......... 11,109 12,982,779
Legacy Mortgage Asset Trust
(a)
:
Series 2019-SL1, Class A, 4.00%,
12/28/54
(d)
.............. 9,297 9,383,956
Series 2019-SL2, Class A, 3.38%,
02/25/59
(c)(d)
............. 18,864 18,920,118
Series 2019-SL2, Class B, 0.00%,
02/25/59
(c)
.............. 5,297 898,397
Series 2019-SL2, Class M, 4.25%,
02/25/59
(c)(d)
............. 4,695 4,483,725
Lehman ABS Manufactured Housing
Contract Trust:
Series 2001-B, Class M1, 6.63%,
04/15/40
(d)
.............. 16,311 17,352,062
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 1,020 901,762
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 0.24%,
06/25/37
(a)(b)
............... 1,276 993,571

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Lendmark Funding Trust
(a)
:
Series 2018-1A, Class A, 3.81%,
12/21/26 ............... USD 12,523 $ 12,792,678
Series 2018-2A, Class A, 4.23%,
04/20/27 ............... 11,275 11,567,892
Series 2019-2A, Class A, 2.78%,
04/20/28 ............... 23,655 23,917,764
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 5,957,122
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,458,427
Litigation Fee Residual Funding LLC,
Series 2015-1, Class A, 4.00%,
10/30/27
(c)
................ 8,343 8,339,305
Long Beach Mortgage Loan Trust
(b)
:
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.18%), 0.33%,
03/25/46 ............... —
(f)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.15%), 0.30%,
06/25/36 ............... 10,101 6,246,063
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.16%), 0.31%,
08/25/36 ............... 16,712 8,756,798
Series 2006-9, Class 2A2, (LIBOR
USD 1 Month + 0.11%), 0.26%,
10/25/36 ............... 4,043 1,835,606
Series 2006-9, Class 2A4, (LIBOR
USD 1 Month + 0.23%), 0.38%,
10/25/36 ............... 5,407 2,548,882
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
3.40%, 03/25/32
(b)
........... 3,363 3,366,126
Mariner CLO LLC
(a)(b)
:
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.77%,
04/20/29 ............... 23,708 23,156,125
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.17%,
04/20/29 ............... 14,000 13,580,417
Mariner Finance Issuance Trust
(a)
:
Series 2019-AA, Class A, 2.96%,
07/20/32 ............... 24,980 25,419,076
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,565,821
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,856,587
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 11,650 11,688,709
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 2,047,185
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,573,057
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,246,302
MASTR Asset-Backed Securities
Trust
(b)
:
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.26%), 0.41%,
06/25/36
(a)
.............. 4,804 4,418,292
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 0.43%,
05/25/37 ............... 5,000 3,799,774
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 0.41%, 06/25/46
(a)(b)
1,611 1,531,689
Security Par (000) Value
United States (continued)
Merrill Lynch First Franklin Mortgage
Loan Trust, Series 2007-2, Class
A2C, (LIBOR USD 1 Month +
0.24%), 0.39%, 05/25/37
(b)
..... USD 5,005 $ 3,763,747
Merrill Lynch Mortgage Investors
Trust
(b)
:
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
0.41%, 08/25/37 .......... 1,099 591,983
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.09%),
0.24%, 06/25/37 .......... 3,055 949,908
Mill City Solar Loan Ltd.
(a)
:
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 16,522 17,396,811
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 28,146 29,537,703
Morgan Stanley ABS Capital I, Inc.
Trust, Series 2005-HE5, Class M4,
(LIBOR USD 1 Month + 0.87%),
1.02%, 09/25/35
(b)
........... 10,108 6,048,945
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.16%),
0.31%, 04/25/36
(b)
........... 3,296 2,614,659
Morgan Stanley Mortgage Loan Trust,
Series 2007-9SL, Class A, (LIBOR
USD 1 Month + 0.32%), 0.47%,
07/25/37
(b)
................ 2,750 2,659,264
Mosaic Solar Loan Trust:
Series 2018-2GS, Class A, 4.20%,
02/22/44
(a)
.............. 16,579 17,637,318
Series 2018-2GS, Class C, 5.97%,
02/22/44
(a)(c)
............. 3,719 3,607,058
Series 2019-1A, Class A, 4.37%,
12/21/43
(a)
.............. 25,738 27,570,576
Series 2020-1A, Class B, 3.10%,
04/20/46
(a)
.............. 4,200 4,302,330
Series 2020-2A, Class B, 2.21%,
08/20/46 ............... 7,230 7,126,265
Nationstar HECM Loan Trust, Series
2020-1A, Class M3, 2.82%,
09/25/30
(a)(c)(d)
.............. 3,529 3,529,393
Nationstar Home Equity Loan Trust
(b)
:
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 0.56%,
04/25/37 ............... 5,455 4,730,418
Series 2007-C, Class 2AV3, (LIBOR
USD 1 Month + 0.18%), 0.33%,
06/25/37 ............... 124 123,759
Navient Private Education Loan Trust
(a)
:
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 15,293,976
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,938,054
Navient Private Education Refi Loan
Trust
(a)
:
Series 2018-DA, Class A2A, 4.00%,
12/15/59 ............... 21,101 22,136,784
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 4,313,396
Navient Student Loan Trust, Series
2019-BA, Class A2A, 3.39%,
12/15/59
(a)(c)
............... 19,210 20,103,265

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 0.55%, 10/25/36
(a)(b)
... USD 357 $ 344,149
Oakwood Mortgage Investors, Inc.
(d)
:
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 2,187 1,549,571
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,789 1,457,446
OneMain Financial Issuance Trust
(a)
:
Series 2018-1A, Class E, 5.52%,
03/14/29 ............... 14,596 15,034,672
Series 2019-1A, Class B, 3.79%,
02/14/31 ............... 8,900 9,243,839
Series 2019-1A, Class E, 5.69%,
02/14/31 ............... 22,805 23,496,566
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 13,321,709
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 11,117,656
Option One Mortgage Loan Trust:
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 0.88%,
11/25/35
(b)
.............. 6,618 5,666,708
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 0.29%,
02/25/37
(b)
.............. 2,240 1,689,667
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
0.36%, 03/25/37
(b)
......... 6,755 4,700,199
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 20,565 20,304,179
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 17,543 17,339,983
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 9,339 9,646,510
Origen Manufactured Housing Contract
Trust:
Series 2001-A, Class M1, 7.82%,
03/15/32
(d)
.............. 4,090 4,009,857
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 1.35%,
10/15/37
(a)(b)(c)
............ 4,608 4,469,422
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.00%,
01/25/37
(e)
................ 5,324 5,153,515
Progress Residential Trust
(a)
:
Series 2017-SFR1, Class A, 2.77%,
08/17/34 ............... 6,998 7,127,552
Series 2018-SFR1, Class F, 4.78%,
03/17/35 ............... 4,287 4,376,277
Series 2018-SFR2, Class F, 4.95%,
08/17/35 ............... 2,873 2,905,813
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 974,933
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,711,618
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,863,097
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 0.77%, 07/25/34
(b)
..... 3,600 3,044,318
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 0.39%, 11/25/36
(b)
...... 2,623 2,029,018
Security Par (000) Value
United States (continued)
Regional Management Issuance
Trust
(a)
:
Series 2019-1, Class A, 3.05%,
11/15/28 ............... USD 25,860 $ 25,881,836
Series 2020-1, Class A, 2.34%,
10/15/30
(c)
.............. 9,260 9,259,506
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,139,385
Republic Finance Issuance Trust,
Series 2019-A, Class A, 3.43%,
11/22/27
(a)
................ 32,070 32,603,135
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
0.45%, 08/25/36
(b)
........... 1,054 1,041,052
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 0.44%, 01/25/47
(b)
3,218 2,657,789
Security National Mortgage Loan Trust,
Series 2007-1A, Class 2A, (LIBOR
USD 1 Month + 0.35%), 0.50%,
04/25/37
(a)(b)
............... 1,055 1,052,325
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,384 20,580,981
SG Mortgage Securities Trust
(b)
:
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.16%),
0.31%, 07/25/36 .......... 2,552 821,054
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
0.36%, 10/25/36 .......... 4,623 3,467,065
SLM Private Credit Student Loan
Trust
(b)
:
Series 2004-B, Class A4, (LIBOR
USD 3 Month + 0.43%), 0.68%,
09/15/33 ............... 3,770 3,545,186
Series 2005-A, Class A4, (LIBOR
USD 3 Month + 0.31%), 0.56%,
12/15/38 ............... 12,145 11,620,514
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.58%,
06/15/39 ............... 24,593 23,311,121
Series 2005-B, Class B, (LIBOR
USD 3 Month + 0.40%), 0.65%,
06/15/39 ............... 6,900 6,796,688
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.54%,
06/15/39 ............... 27,100 25,776,162
Series 2006-B, Class A5, (LIBOR
USD 3 Month + 0.27%), 0.52%,
12/15/39 ............... 27,536 25,689,049
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.55%,
12/16/41 ............... 19,045 18,308,078
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.90%,
10/15/41
(a)(b)
............... 28,430 30,983,981
SMB Private Education Loan Trust
(a)
:
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 10,635,835
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 6,506,764
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 6,033,952
Series 2020-BA, Class B, 2.76%,
07/15/53 ............... 4,030 4,009,641

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Series 2020-PTA, Class B, 2.50%,
09/15/54 ............... USD 11,625 $ 11,424,943
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 0.94%,
01/25/35
(b)
................ 127 119,863
SpringCastle America Funding LLC
(a)
:
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 22,840 22,921,971
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 19,517,666
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
20,277 20,784,175
Towd Point Mortgage Trust, Series
2019-SJ2, Class M1, 4.50%,
11/25/58
(a)(d)
............... 20,440 21,278,416
Tricon American Homes Trust
(a)
:
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,493,531
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,733,946
VCAT LLC, Series 2020-NPL1, Class
A1, 3.67%, 08/25/50
(a)(e)
....... 19,303 19,298,663
Velocity Commercial Capital Loan Trust:
Series 2016-2, Class M2, 4.46%,
10/25/46
(d)
.............. 589 590,887
Series 2017-1, Class M2, (LIBOR
USD 1 Month + 0.00%), 4.45%,
05/25/47
(a)(b)
............. 1,110 1,120,176
Series 2017-1, Class M3, (LIBOR
USD 1 Month + 0.00%), 5.35%,
05/25/47
(a)(b)
............. 1,110 1,120,637
Vericrest Opportunity Loan Trust,
Series 2019-NPL2, Class A1, 3.97%,
02/25/49
(a)(e)
............... 2,375 2,376,425
Wachovia Asset Securitization Issuance
II LLC Trust, Series 2007-HE2A,
Class A, (LIBOR USD 1 Month +
0.13%), 0.30%, 07/25/37
(a)(b)
.... 6,129 5,499,095
Washington Mutual Asset-Backed
CertificatesTrust
(b)
:
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.18%),
0.33%, 09/25/36 .......... 15,593 6,997,243
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 0.30%,
10/25/36 ............... 5,574 4,563,328
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 0.55%, 06/25/37
(a)(b)
.... 6,400 2,637,108
2,164,866,985
Total Asset-Backed Securities — 13.3%
(Cost: $4,433,503,098) ........................... 4,328,809,037
Shares
Common Stocks — 2.6%
Brazil — 0.0%
Oi SA, ADR
(g)(h)
............... 228,770 331,717
Canada — 0.0%
(g)
Largo Resources Ltd. ........... 1,184,743 978,722
Northern Graphite Corp. ......... 435,208 88,248
1,066,970
Security Shares Value
China — 0.0%
KE Holdings, Inc., ADR
(g)
......... 16,448 $ 1,008,262
France — 0.1%
Arkema SA .................. 61,996 6,573,079
EssilorLuxottica SA
(g)
........... 46,101 6,276,025
LVMH Moet Hennessy Louis Vuitton SE 13,629 6,377,019
Safran SA
(g)
................. 58,322 5,738,135
Sanofi ..................... 58,936 5,906,085
Societe Generale SA
(g)
.......... 437,907 5,812,745
36,683,088
Germany — 0.1%
adidas AG
(g)
................. 22,171 7,159,952
Deutsche Telekom AG (Registered) . 353,618 5,887,757
Infineon Technologies AG ........ 60,000 1,691,148
Siemens AG (Registered) ........ 44,202 5,582,231
Siemens Energy AG
(g)
........... 22,101 595,983
20,917,071
Hong Kong — 0.0%
WH Group Ltd.
(a)
.............. 6,244,000 5,093,274
Italy — 0.1%
Enel SpA ................... 165 1,431
Snam SpA .................. 942,000 4,844,493
Telecom Italia SpA ............. 1,898,532 766,576
UniCredit SpA
(g)
............... 1,875,806 15,498,333
21,110,833
Netherlands — 0.1%
Adyen NV
(a)(g)
................ 3,850 7,101,265
Akzo Nobel NV ............... 65,838 6,654,280
Altice Europe NV
(g)
............. 107,213 510,454
ASML Holding NV ............. 15,840 5,850,870
ING Groep NV ................ 1,270,104 9,064,565
Koninklijke Philips NV
(g)
.......... 117,828 5,563,737
NXP Semiconductors NV ........ 55,537 6,931,573
41,676,744
Spain — 0.0%
Telefonica SA ................ 606,505 2,077,626
Sweden — 0.1%
Volvo AB, Class B
(g)
............ 1,544,606 29,671,670
Switzerland — 0.0%
Roche Holding AG ............. 16,945 5,804,350
STMicroelectronics NV .......... 120,100 3,683,469
9,487,819
Taiwan — 0.1%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .............. 459,671 37,265,528
United Kingdom — 0.2%
Arrow Global Group plc .......... 291,586 477,835
New Look Secured Issuer plc
(c)(g)
... 18,329,433 236,514
THG Holdings Ltd.
(g)
............ 7,419,050 57,266,710
Unilever NV ................. 127,930 7,768,853
65,749,912
United States — 1.8%
Adobe, Inc.
(g)
................. 5,100 2,501,193
Alaska Air Group, Inc. ........... 79,999 2,930,363
Alphabet, Inc., Class C
(g)
......... 1,400 2,057,440
Altice USA, Inc., Class A
(g)
........ 127,156 3,306,056
Amazon.com, Inc.
(g)(h)
........... 800 2,518,984
Amgen, Inc. ................. 19,313 4,908,592
Analog Devices, Inc. ............ 22,816 2,663,540
Apple, Inc. .................. 543,245 62,913,203

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
United States (continued)
Applied Materials, Inc. .......... 284,200 $ 16,895,690
Aptiv plc .................... 77,889 7,140,864
Bank of America Corp. .......... 1,046,700 25,215,003
Beazer Homes USA, Inc.
(g)
....... 103,779 1,369,883
Broadcom, Inc. ............... 51,758 18,856,475
CA Resources Fund US Tax-Exempt
LP
(g)
.................... 462,268 6,009,484
Caesars Entertainment, Inc.
(g)
..... 254,824 14,285,433
Capital One Financial Corp. ....... 31,400 2,256,404
Century Communities, Inc.
(g)
...... 143,340 6,067,582
Charter Communications, Inc., Class
A
(g)(h)
.................... 3,800 2,372,492
Cinemark Holdings, Inc. ......... 171,789 1,717,890
Citigroup, Inc. ................ 292,150 12,594,586
Delta Air Lines, Inc. ............ 384,358 11,753,668
Dragoneer Growth Opportunities
Corp.
(g)
................... 536,822 6,576,070
Facebook, Inc., Class A
(g)
........ 58,300 15,268,770
Falcon Capital Acquisition Corp.
(g)
... 589,830 6,069,351
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(c)(g)(i)
............ 189,070 6,250,654
Forestar Group, Inc.
(g)
........... 236,909 4,193,289
GoodRx Holdings, Inc., Class A
(g)
... 1,333 74,115
HCA Healthcare, Inc. ........... 56,166 7,002,777
Home Depot, Inc. (The) ......... 41,900 11,636,049
Humana, Inc. ................ 4,900 2,028,061
Intel Corp. .................. 31,100 1,610,358
Intuitive Surgical, Inc.
(g)
.......... 8,901 6,315,616
JBS SA .................... 1,027,107 3,784,050
Johnson & Johnson ............ 82,052 12,215,902
JPMorgan Chase & Co. ......... 99,150 9,545,170
Lennar Corp., Class A ........... 52,194 4,263,206
Lions Gate Entertainment Corp., Class
A
(g)
..................... 612,750 5,808,870
Marvell Technology Group Ltd. ..... 66,600 2,644,020
Mastercard, Inc., Class A ......... 6,500 2,198,105
Microchip Technology, Inc. ........ 54,607 5,611,415
Morgan Stanley ............... 270,000 13,054,500
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$7,499,714)
(c)(g)(i)
............ 12,221 7,499,661
Neon Parent, Inc.
(c)(g)
........... 14,044 4,658,395
Northrop Grumman Corp. ........ 6,000 1,892,940
Nuvia, Inc., Series B (Acquired
09/17/20, cost $3,750,001)
(c)(g)(i)
.. 1,169,191 3,749,946
NVIDIA Corp. ................ 43,621 23,608,558
PayPal Holdings, Inc.
(g)
.......... 13,000 2,561,390
Pioneer Energy Services Corp.
(c)(g)
.. 32,629 1,267,082
Raytheon Technologies Corp. ..... 139,800 8,044,092
Service Properties Trust ......... 638,397 5,075,256
ServiceNow, Inc.
(g)(h)
............ 5,100 2,473,500
Simply Good Foods Co. (The)
(g)
.... 482,076 10,629,776
Southwest Airlines Co. .......... 170,001 6,375,037
Starbucks Corp. ............... 345,100 29,650,992
Target Hospitality Corp.
(g)
........ 314,104 383,207
Taylor Morrison Home Corp., Class A
(g)
564,370 13,877,858
Texas Instruments, Inc. .......... 135,505 19,348,759
Toll Brothers, Inc. .............. 66,600 3,240,756
Uber Technologies, Inc.
(g)
........ 56,400 2,057,472
UnitedHealth Group, Inc. ......... 26,346 8,213,892
US Bancorp ................. 58,600 2,100,810
UWM Property Development Co. LLC
(g)
1,203,000 120
Vantage Drilling Co.
(g)
........... 1,556,671 5,448
Verizon Communications, Inc. ..... 249,500 14,842,755
Visa, Inc., Class A ............. 69,900 13,977,903
Security Shares Value
United States (continued)
Vistra Corp. ................. 293,239 $ 5,530,488
Walmart, Inc. ................. 31,256 4,373,027
Western Digital Corp. ........... 294,150 10,751,183
Wynn Resorts Ltd. ............. 183,099 13,148,339
Xilinx, Inc. ................... 229,344 23,906,819
579,730,634
Total Common Stocks — 2.6%
(Cost: $781,026,475) ............................. 851,871,148
Pa r (000)
Corporate Bonds — 33.5%
Argentina — 0.1%
Generacion Mediterranea SA, 9.63%,
07/27/23
(a)
................ USD 19,029 10,388,645
Genneia SA, 8.75%, 01/20/22
(a)
.... 3,154 2,441,393
Stoneway Capital Corp.
(g)(j)
:
10.00%, 03/01/27
(a)
.......... 22,987 9,245,115
10.00%, 03/01/27 ........... 21,057 8,468,664
30,543,817
Australia — 0.2%
FMG Resources August 2006 Pty.
Ltd.
(a)
:
4.75%, 05/15/22 ............ 3,746 3,834,967
5.13%, 03/15/23 ............ 2,515 2,624,403
5.13%, 05/15/24 ............ 3,757 4,010,597
FMG Resources Pty. Ltd., 4.50%,
09/15/27
(a)
................ 706 753,662
Glencore Funding LLC:
0.00%, 03/27/25
(k)(l)
.......... 3,000 2,598,000
1.63%, 09/01/25
(a)
........... 10,000 9,916,100
Pacific National Finance Pty. Ltd.,
4.75%, 03/22/28 ............ 12,000 12,602,166
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%,
06/17/46
(b)
................ 2,817 3,077,725
Santos Finance Ltd., 5.25%, 03/13/29 13,300 14,644,051
54,061,671
Austria — 0.2%
ams AG:
0.88%, 09/28/22
(l)
........... 6,200 5,667,730
0.00%, 03/05/25
(k)(l)
.......... EUR 2,200 1,908,914
6.00%, 07/31/25 ............ 13,526 16,727,608
7.00%, 07/31/25
(a)
........... USD 4,500 4,762,935
BAWAG Group AG
(b)
:
(EUR Swap Annual 5 Year +
4.42%), 5.00%
(m)
.......... EUR 3,800 4,387,857
(EUR Swap Annual 5 Year +
2.30%), 2.38%, 03/26/29 .... 8,500 10,178,834
BAWAG PSK Bank fuer Arbeit und
Wirtschaft und Oesterreichische
Postsparkasse AG, 0.38%, 09/03/27 8,200 9,133,847
Erste Group Bank AG
(b)
:
(EUR Swap Annual 5 Year +
9.02%), 8.87%
(m)
.......... 4,000 5,004,317
(EUR Swap Annual 5 Year +
6.20%), 6.50%
(m)
.......... 1,200 1,508,465
(EURIBOR Swap Rate 5 Year +
2.10%), 1.63%, 09/08/31 .... 3,300 3,893,112
Mondi Finance Europe GmbH, 2.38%,
04/01/28 ................. 6,975 9,153,692
72,327,311

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Belgium — 0.2%
Anheuser-Busch InBev SA/NV, 3.70%,
04/02/40 ................. EUR 6,900 $ 10,328,139
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 06/01/30 ............ USD 8,130 9,249,754
Solvay Finance SA, (EUR Swap Annual
5 Year + 3.70%), 5.42%
(b)(m)
..... EUR 4,690 5,970,444
Solvay SA, (EUR Swap Annual 5 Year +
2.98%), 2.50%
(b)(m)
........... 23,300 26,867,009
52,415,346
Brazil — 0.7%
Azul Investments LLP, 5.88%,
10/26/24
(a)
................ USD 6,177 4,638,541
Banco Bradesco SA, 3.20%, 01/27/25
(a)
1,291 1,315,206
Banco do Brasil SA
(a)
:
5.38%, 01/15/21 ............ 4,334 4,369,214
5.88%, 01/26/22 ............ 5,020 5,238,056
Banco Votorantim SA, 4.00%,
09/24/22
(a)
................ 11,000 11,257,812
Braskem Netherlands Finance BV:
4.50%, 01/10/28 ............ 2,875 2,767,188
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(b)
... 2,967 2,986,471
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)(b)
.. 22,792 22,941,572
BRF GmbH:
4.35%, 09/29/26
(a)
........... 10,946 11,318,848
4.35%, 09/29/26 ............ 904 934,793
BRF SA:
4.88%, 01/24/30 ............ 2,775 2,843,220
5.75%, 09/21/50
(a)
........... 8,790 8,695,595
Embraer Netherlands Finance BV:
5.40%, 02/01/27 ............ 3,232 3,052,220
6.95%, 01/17/28
(a)
........... 1,612 1,629,716
Embraer Overseas Ltd., 5.70%,
09/16/23 ................. 4,558 4,617,112
GOL Equity Finance SA, 3.75%,
07/15/24
(a)(l)
................ 2,589 1,616,013
Gol Finance SA, 7.00%, 01/31/25
(a)
.. 16,719 11,653,457
Itau Unibanco Holding SA
(a)
:
2.90%, 01/24/23 ............ 18,000 18,191,340
5.13%, 05/13/23 ............ 1,424 1,500,985
3.25%, 01/24/25 ............ 10,617 10,816,069
Minerva Luxembourg SA, 6.50%,
09/20/26
(a)
................ 1,431 1,486,451
Odebrecht Drilling Norbe VIII/IX Ltd.,
6.35%, 12/01/21
(a)
........... 1,850 1,646,681
Odebrecht Offshore Drilling Finance
Ltd.
(a)
:
6.72%, 12/01/22 ............ 3,857 3,468,976
1.00%, (1.00% Cash or 7.72% PIK),
12/01/26
(n)
.............. 218 20,154
Odebrecht Oil & Gas Finance Ltd.,
0.00%
(a)(k)(m)
................ 1,010 1,010
Oi SA, 10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
(n)
............. 18,744 18,008,885
Petrobras Global Finance BV:
6.13%, 01/17/22 ............ 56 58,905
4.38%, 05/20/23 ............ 601 630,299
5.30%, 01/27/25 ............ 3,833 4,154,493
7.38%, 01/17/27 ............ 475 560,785
6.00%, 01/27/28 ............ 388 429,632
5.09%, 01/15/30 ............ 15,211 15,984,479
5.60%, 01/03/31 ............ 2,099 2,242,173
7.25%, 03/17/44 ............ 16,508 18,779,913
Security Par (000) Value
Brazil (continued)
6.75%, 06/03/50 ............ USD 3,673 $ 3,926,667
Rumo Luxembourg SARL, 5.88%,
01/18/25
(a)
................ 3,959 4,145,815
Suzano Austria GmbH, 3.75%, 01/15/31 3,460 3,456,540
Ultrapar International SA, 5.25%,
06/06/29
(a)
................ 1,479 1,535,849
Usiminas International SARL, 5.88%,
07/18/26
(a)
................ 900 916,594
Vale Overseas Ltd., 3.75%, 07/08/30 . 9,820 10,087,595
Votorantim SA, 6.75%, 04/05/21
(a)
... 5,000 5,125,000
229,050,324
Canada — 0.5%
1011778 BC ULC
(a)
:
4.25%, 05/15/24 ............ 24,162 24,607,789
5.75%, 04/15/25 ............ 4,215 4,499,512
5.00%, 10/15/25 ............ 2,846 2,918,175
3.88%, 01/15/28 ............ 883 899,600
Air Canada Pass-Through Trust
(a)
:
Series 2015-2, Class B, 5.00%,
12/15/23 ............... 11,771 9,767,492
Series 2015-1, Class A, 3.60%,
03/15/27 ............... 384 362,485
ARI FCP Investments LP
(b)(c)
:
(LIBOR USD 1 Month + 2.90%),
3.06%, 01/06/25 .......... 7,029 6,818,434
(LIBOR USD 1 Month + 2.90%),
3.05%, 01/30/25 .......... 3,156 3,093,121
Bombardier, Inc., 8.75%, 12/01/21
(a)
. 6,125 6,204,135
Brookfield Residential Properties, Inc.,
6.25%, 09/15/27
(a)
........... 18,458 18,613,509
Hammerhead Resources, Inc., Series
AI, 9.00%, 07/10/22
(c)
......... 28,949 21,757,868
Kronos Acquisition Holdings, Inc.,
9.00%, 08/15/23
(a)
........... 10,404 10,547,055
Mattamy Group Corp.
(a)
:
5.25%, 12/15/27 ............ 8,260 8,487,150
4.63%, 03/01/30 ............ 7,171 7,261,354
NOVA Chemicals Corp.
(a)
:
5.25%, 08/01/23 ............ 21,874 21,545,890
4.88%, 06/01/24 ............ 16,606 16,486,852
Royal Bank of Canada, 0.13%,
07/23/24 ................. EUR 6,070 7,140,399
171,010,820
Cayman Islands — 0.0%
Ambac LSNI LLC, (LIBOR USD 3
Month + 5.00%), 6.00%, 02/12/23
(a)(b)
USD 7,324 7,324,293
Bioceanico Sovereign Certificate Ltd.,
0.00%, 06/05/34
(k)
........... 754 562,806
7,887,099
Chile — 0.2%
Celulosa Arauco y Constitucion SA:
4.25%, 04/30/29
(a)
........... 6,175 6,576,375
4.20%, 01/29/30 ............ 596 630,270
Colbun SA, 3.15%, 03/06/30
(a)
..... 2,646 2,849,411
Embotelladora Andina SA, 3.95%,
01/21/50
(a)
................ 8,926 9,442,034
Empresa Nacional de
Telecomunicaciones SA, 4.75%,
08/01/26
(a)
................ 9,000 9,905,670
Enel Americas SA, 4.00%, 10/25/26 . 735 800,231
GNL Quintero SA, 4.63%, 07/31/29 .. 743 795,419
Inversiones CMPC SA, 4.38%,
05/15/23
(a)
................ 3,000 3,180,938
Kenbourne Invest SA, 6.88%,
11/26/24
(a)
................ 12,384 12,844,530

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Chile (continued)
Latam Finance Ltd.
(g)(j)
:
6.88%, 04/11/24 ............ USD 3,000 $ 1,110,938
6.88%, 04/11/24
(a)
........... 1,697 628,420
VTR Comunicaciones SpA, 5.13%,
01/15/28
(a)
................ 1,377 1,419,128
50,183,364
China — 2.5%
21Vianet Group, Inc., 7.88%, 10/15/21 5,025 5,131,781
Agile Group Holdings Ltd.:
6.70%, 03/07/22 ............ 400 409,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
9.22%), 6.87%
(b)(m)
......... 2,602 2,575,980
ANLLIAN Capital Ltd., 0.00%,
02/05/25
(k)(l)
................ EUR 8,300 9,267,492
Baoxin Auto Finance I Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 3 Year + 8.91%),
5.63%
(b)(m)
................. USD 2,204 1,600,655
Baozun, Inc., 1.63%, 05/01/24
(l)
.... 2,577 2,371,790
Beijing Environment Bvi Co. Ltd.,
5.30%, 10/18/21 ............ 7,725 7,918,125
Bi Hai Co. Ltd., 6.25%, 03/05/22 .... 4,575 4,603,594
Bright Scholar Education Holdings Ltd.,
7.45%, 07/31/22 ............ 200 204,500
CCTI Ltd., 3.63%, 08/08/22 ....... 18,215 18,465,456
Central China Real Estate Ltd.:
6.88%, 10/23/20 ............ 5,300 5,300,000
6.50%, 03/05/21 ............ 1,670 1,670,016
6.75%, 11/08/21 ............ 3,925 3,941,446
6.88%, 08/08/22 ............ 200 200,500
7.25%, 04/24/23 ............ 400 401,000
7.25%, 08/13/24 ............ 3,500 3,386,250
Central Huijin Investment Ltd., 3.83%,
05/22/24 ................. CNY 120,000 17,770,853
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21 ............ USD 6,118 6,118,000
7.13%, 04/08/22 ............ 300 288,750
8.60%, 04/08/24 ............ 7,250 6,713,047
China Aoyuan Group Ltd.:
4.80%, 02/18/21 ............ 8,000 7,980,000
7.50%, 05/10/21 ............ 200 201,356
8.50%, 01/23/22 ............ 200 205,750
7.95%, 02/19/23 ............ 16,782 17,369,370
6.35%, 02/08/24 ............ 6,200 6,153,500
China City Construction International
Co. Ltd., 5.35%, 07/03/17
(g)(j)
.... CNY 2,990 24,239
China Conch Venture Holdings
International Ltd., 0.00%, 09/05/23
(k)
(l)
....................... HKD 51,000 7,301,587
China Construction Bank Corp.
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.88%), 4.25%, 02/27/29 .... USD 8,470 9,049,666
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.15%), 2.45%, 06/24/30 .... 20,050 20,057,817
China Development Bank Financial
Leasing Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.75%), 2.88%, 09/28/30
(b)
7,800 7,771,898
China Education Group Holdings Ltd.,
2.00%, 03/28/24
(l)
........... HKD 73,000 10,858,505
China Evergrande Group:
9.50%, 04/11/22 ............ USD 200 180,000
11.50%, 01/22/23 ........... 770 682,653
Security Par (000) Value
China (continued)
4.25%, 02/14/23
(l)
........... HKD 291,000 $ 34,899,006
10.00%, 04/11/23 ........... USD 4,707 3,977,415
7.50%, 06/28/23 ............ 4,000 3,182,500
12.00%, 01/22/24 ........... 10,635 9,325,566
10.50%, 04/11/24 ........... 200 160,500
China Huadian Overseas Development
2018 Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 6.07%), 3.38%
(b)(m)
...... 14,775 15,088,969
China Oil & Gas Group Ltd., 5.50%,
01/25/23 ................. 200 204,812
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(b)(m)
................. 11,945 12,157,770
China SCE Group Holdings Ltd.:
8.75%, 01/15/21 ............ 200 201,000
7.25%, 04/19/23 ............ 7,200 7,310,250
7.38%, 04/09/24 ............ 4,549 4,587,382
China Shuifa Singyes Energy Holdings
Ltd., 2.00%, (2.00% Cash or 6.00%
PIK), 12/19/22
(n)
............. 2,648 2,377,244
China Southern Power Grid Co. Ltd.,
3.85%, 07/17/24 ............ CNY 20,000 2,965,955
Chinalco Capital Holdings Ltd.:
4.25%, 04/21/22 ............ USD 11,875 12,056,836
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.79%), 4.10%
(b)(m)
......... 6,285 6,359,634
Chong Hing Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.86%), 5.70%
(b)(m)
250 248,748
CIFI Holdings Group Co. Ltd.:
7.63%, 03/02/21 ............ 200 203,500
6.55%, 03/28/24 ............ 500 515,000
6.45%, 11/07/24 ............ 200 204,500
CITIC Ltd., 2.85%, 02/25/30 ...... 9,010 9,302,825
CMB International Leasing
Management Ltd., 2.75%, 08/12/30 8,399 8,227,805
Coastal Emerald Ltd.:
3.95%, 08/01/22 ............ 6,010 6,069,739
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
7.45%), 4.30%
(b)(m)
......... 10,420 10,517,688
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 ............ 200 215,563
5.40%, 05/27/25 ............ 6,665 7,162,792
6.15%, 09/17/25 ............ 200 221,750
Easy Tactic Ltd.:
8.75%, 01/10/21 ............ 200 198,000
9.13%, 07/28/22 ............ 200 185,750
8.13%, 02/27/23 ............ 200 176,000
8.63%, 02/27/24 ............ 6,600 5,665,687
ENN Clean Energy International
Investment Ltd., 7.50%, 02/27/21 . 200 202,000
European TopSoho SARL, Series
SMCP, 4.00%, 09/21/21
(l)
...... EUR 7,400 3,797,976
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21 ............ USD 5,285 5,253,620
11.75%, 04/17/22 ........... 2,120 2,171,675
7.95%, 07/05/22 ............ 5,938 5,713,470
Fortune Star BVI Ltd.:
6.88%, 01/31/21 ............ 300 302,250
6.75%, 07/02/23 ............ 400 412,500
Franshion Brilliant Ltd., 4.25%,
07/23/29 ................. 8,695 8,833,577

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
China (continued)
Gemdale Ever Prosperity Investment
Ltd., 4.95%, 07/26/22 ......... USD 200 $ 201,506
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(a)
................ 200 197,687
Greenland Global Investment Ltd.:
7.25%, 03/12/22 ............ 200 201,500
5.60%, 11/13/22 ............ 200 194,312
6.25%, 12/16/22 ............ 210 209,213
Guojing Capital BVI Ltd., 3.95%,
12/11/22 .................. 5,739 5,893,236
Harvest International Co., 0.00%,
11/21/22
(k)(l)
................ HKD 96,000 13,393,835
Health & Happiness H&H International
Holdings Ltd., 5.63%, 10/24/24 .. USD 200 206,438
Hilong Holding Ltd., 8.25%, 09/26/22
(g)(j)
2,275 1,134,656
Hopson Capital International Group Co.
Ltd., 6.00%, 02/17/21 ......... 8,000 7,970,000
Hopson Development Holdings Ltd.,
7.50%, 06/27/22 ............ 300 299,250
Huachen Energy Co. Ltd., 6.63%,
05/18/20
(g)(j)
................ 3,193 1,150,478
Huarong Finance 2019 Co. Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
6.98%), 4.25%
(b)(m)
......... 5,395 5,374,769
4.50%, 05/29/29 ............ 14,204 15,264,861
3.63%, 09/30/30 ............ 8,120 8,251,845
Huarong Finance Co. Ltd.:
3.25%, 11/13/24 ............ 19,500 20,094,553
3.88%, 11/13/29 ............ 13,985 14,387,069
Huarong Finance II Co. Ltd., 5.00%,
11/19/25 .................. 12,250 13,589,844
Jingrui Holdings Ltd., 9.45%, 04/23/21 7,000 6,862,187
JOYY, Inc., 0.75%, 06/15/25
(l)
...... 1,667 1,809,766
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21 ............ 5,515 5,473,637
11.25%, 04/09/22 ........... 200 204,125
8.50%, 06/30/22 ............ 4,146 4,056,602
11.95%, 10/22/22 ........... 6,200 6,401,500
11.50%, 01/30/23 ........... 200 203,813
10.88%, 07/23/23 ........... 200 198,500
9.38%, 06/30/24 ............ 1,000 938,750
King Talent Management Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%),
5.60%
(b)(m)
................. 4,946 4,310,748
Knight Castle Investments Ltd., 7.99%,
01/23/21 ................. 6,000 4,216,875
KWG Group Holdings Ltd.:
9.85%, 11/26/20 ............ 200 201,250
7.88%, 08/09/21 ............ 200 204,688
7.88%, 09/01/23 ............ 200 205,500
7.40%, 03/05/24 ............ 200 205,562
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(b)(m)
................. 7,900 8,067,875
Logan Group Co. Ltd., 6.50%, 07/16/23 400 407,375
Longfor Group Holdings Ltd., 3.95%,
09/16/29 ................. 5,470 5,825,550
Luye Pharma Group Ltd., 1.50%,
07/09/24
(l)
................. 11,860 11,624,247
New Metro Global Ltd., 6.50%,
04/23/21 ................. 300 301,467
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%,
12/12/18
(g)(j)
................ HKD 8,000 103,225
Security Par (000) Value
China (continued)
Pearl Holding III Ltd., 9.50%, 12/11/22 USD 7,000 $ 1,542,134
PetroChina Co. Ltd.:
3.66%, 02/22/24 ............ CNY 60,000 8,849,491
3.96%, 04/23/24 ............ 100,000 14,894,268
Poseidon Finance 1 Ltd., 0.00%,
02/01/25
(k)(l)
................ USD 24,000 22,881,544
Powerlong Real Estate Holdings Ltd.,
7.13%, 11/08/22 ............ 5,860 6,035,800
Prime Bloom Holdings Ltd., 6.95%,
07/05/22 ................. 9,232 1,736,770
Redsun Properties Group Ltd.:
11.50%, 03/04/21 ........... 8,000 8,140,000
9.95%, 04/11/22 ............ 300 307,406
RKPF Overseas 2019 A Ltd., 6.70%,
09/30/24 ................. 200 205,937
Rock International Investment, Inc.,
6.63%, 03/27/20
(g)(j)
.......... 6,111 1,833,300
Rongshi International Finance Ltd.,
3.75%, 05/21/29 ............ 17,935 20,019,944
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ........... 2,830 2,943,200
8.75%, 10/25/22 ............ 5,260 5,352,050
8.95%, 01/22/23 ............ 1,280 1,308,000
Scenery Journey Ltd.:
11.00%, 11/06/20 ........... 200 199,125
11.50%, 10/24/22 ........... 4,630 4,190,150
13.00%, 11/06/22 ........... 200 184,875
Seazen Group Ltd.:
7.50%, 01/22/21 ............ 7,100 7,133,281
6.45%, 06/11/22 ............ 200 201,500
6.00%, 08/12/24 ............ 2,000 1,990,000
Shanghai Port Group BVI Holding Co.
Ltd., 0.00%, 08/09/22
(k)(l)
....... 737 729,847
Shimao Group Holdings Ltd.:
5.60%, 07/15/26 ............ 300 327,844
4.60%, 07/13/30 ............ 8,359 8,776,950
Shui On Development Holding Ltd.:
5.75%, 11/12/23 ............ 300 299,250
6.15%, 08/24/24 ............ 2,760 2,760,000
Sino-Ocean Land Treasure IV Ltd.:
5.25%, 04/30/22 ............ 4,795 4,942,771
4.75%, 08/05/29 ............ 6,888 6,965,490
Sinopec Group Overseas Development
2018 Ltd.
(a)
:
2.15%, 05/13/25 ............ 8,020 8,292,279
2.70%, 05/13/30 ............ 344 362,019
Sunac China Holdings Ltd.:
8.38%, 01/15/21 ............ 200 201,312
7.88%, 02/15/22 ............ 200 203,250
7.25%, 06/14/22 ............ 200 199,875
7.95%, 10/11/23 ............ 200 201,688
6.65%, 08/03/24 ............ 6,200 5,967,085
Sunny Express Enterprises Corp.,
3.13%, 04/23/30 ............ 9,475 9,983,916
Tencent Holdings Ltd.:
2.39%, 06/03/30
(a)
........... 773 787,772
3.24%, 06/03/50 ............ 16,125 16,333,575
Times China Holdings Ltd.:
5.75%, 04/26/22 ............ 5,000 4,991,700
6.75%, 07/16/23 ............ 500 510,781
Union Life Insurance Co. Ltd., 3.00%,
09/19/21 ................. 4,289 3,998,152
Vanke Real Estate Hong Kong Co. Ltd.,
3.15%, 05/12/25 ............ 13,800 14,390,813
Wanda Group Overseas Ltd., 7.50%,
07/24/22 ................. 5,820 5,609,025

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
China (continued)
Weibo Corp., 1.25%, 11/15/22
(l)
.... USD 604 $ 574,185
Weichai International Hong Kong
Energy Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.08%),
3.75%
(b)(m)
................. 6,329 6,382,401
Yango Justice International Ltd.:
6.80%, 03/11/21 ............ 7,925 7,905,188
10.00%, 02/12/23 ........... 300 313,031
Yankuang Group Cayman Ltd., 4.75%,
11/30/20 .................. 7,915 7,934,550
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(a)
................ 200 206,562
Yuzhou Group Holdings Co. Ltd.:
6.38%, 03/06/21 ............ 200 200,522
8.50%, 02/04/23 ............ 300 313,031
6.00%, 10/25/23 ............ 6,795 6,735,544
8.50%, 02/26/24 ............ 7,300 7,569,187
Zhenro Properties Group Ltd.:
12.50%, 01/02/21 ........... 200 202,312
5.60%, 02/28/21 ............ 3,245 3,236,888
9.15%, 03/08/22 ............ 200 206,750
9.15%, 05/06/23 ............ 6,555 6,794,667
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%, 03/08/26 ......... 7,800 7,810,829
809,840,440
Colombia — 0.2%
Avianca Holdings SA, 9.00%,
05/10/23
(a)(g)(j)
.............. 5,099 799,906
Bancolombia SA:
3.00%, 01/29/25 ............ 5,736 5,734,566
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.94%), 4.62%, 12/18/29
(b)
... 765 738,942
Geopark Ltd., 6.50%, 09/21/24
(a)
.... 2,573 2,418,620
Grupo Aval Ltd.:
4.75%, 09/26/22 ............ 4,000 4,100,000
4.38%, 02/04/30
(a)
........... 17,443 16,813,308
Millicom International Cellular SA:
6.63%, 10/15/26
(a)
........... 6,000 6,431,250
5.13%, 01/15/28
(a)
........... 771 796,299
5.13%, 01/15/28 ............ 2,778 2,869,153
Oleoducto Central SA, 4.00%,
07/14/27
(a)
................ 7,375 7,658,937
Promigas SA ESP, 3.75%, 10/16/29 . 5,000 4,900,000
SURA Asset Management SA, 4.88%,
04/17/24
(a)
................ 733 794,320
54,055,301
Congo, Democratic Republic of the — 0.0%
HTA Group Ltd., 7.00%, 12/18/25
(a)
.. 9,905 10,325,963
Cyprus — 0.0%
ASG Finance Designated Activity Co.,
7.88%, 12/03/24
(a)
........... 18,631 13,321,165
Denmark — 0.0%
Danske Bank A/S, (EUAMDB01 +
1.15%), 0.50%, 08/27/25
(b)
..... EUR 7,300 8,521,226
Nassa Topco A/S, 2.88%, 04/06/24 .. 3,500 4,058,025
12,579,251
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%, 03/30/29
(a)
........ USD 2,889 2,571,205
Security Par (000) Value
Finland — 0.1%
(b)
Citycon OYJ, (EUR Swap Annual 5 Year
+ 4.71%), 4.50%
(m)
........... EUR 2,642 $ 2,694,663
OP Corporate Bank plc, (EUR Swap
Annual 5 Year + 2.00%), 1.63%,
06/09/30 ................. 14,700 17,581,728
20,276,391
France — 1.2%
Accor SA, (EUR Swap Annual 5 Year +
4.56%), 4.37%
(b)(m)
........... 8,100 8,829,882
Airbus SE:
Series AMFP, 0.00%, 06/14/21
(k)(l)
4,200 4,887,062
1.38%, 06/09/26 ............ 3,585 4,388,742
2.00%, 04/07/28 ............ 4,038 5,081,694
1.63%, 06/09/30 ............ 9,000 10,813,952
2.38%, 04/07/32 ............ 7,234 9,174,730
2.38%, 06/09/40 ............ 21,780 25,897,755
Altice France SA:
2.50%, 01/15/25 ............ 10,887 12,158,151
2.13%, 02/15/25 ............ 6,219 6,872,207
7.38%, 05/01/26
(a)
........... USD 12,479 13,076,744
5.88%, 02/01/27 ............ EUR 29,457 36,462,083
8.13%, 02/01/27
(a)
........... USD 5,264 5,737,760
4.13%, 01/15/29 ............ EUR 14,705 17,229,671
Banijay Entertainment SASU, 3.50%,
03/01/25 ................. 5,602 6,395,101
BNP Paribas SA:
6.50%
(m)
................. USD 334 337,961
(EUR Swap Annual 5 Year +
5.23%), 6.12%
(b)(m)
......... EUR 1,218 1,495,876
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)(b)(m)
............. USD 4,000 4,235,000
(USD Swap Rate 5 Year + 4.15%),
6.63%
(b)(m)
............... 800 847,000
(EURIBOR 3 Month + 0.75%),
0.50%, 07/15/25
(b)
......... EUR 4,500 5,295,810
(USD Swap Semi 5 Year + 5.15%),
7.38%
(b)(m)
............... USD 7,515 8,369,832
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.05%), 2.59%, 08/12/35
(a)(b)
.. 6,930 6,728,651
BPCE SA, 0.63%, 09/26/24 ....... EUR 10,800 12,831,124
Capgemini SE, 1.13%, 06/23/30 .... 8,700 10,514,505
Casino Guichard Perrachon SA:
(EUR Swap Annual 5 Year +
3.82%), 3.56%
(b)(m)
......... 3,900 1,687,474
4.50%, 03/07/24
(e)
........... 3,300 3,085,595
3.58%, 02/07/25
(e)
........... 2,200 1,948,657
CMA CGM SA, 6.50%, 07/15/22 .... 1,779 2,061,844
Credit Agricole Assurances SA:
(EUR Swap Annual 5 Year +
4.50%), 4.25%
(b)(m)
......... 3,000 3,816,325
2.00%, 07/17/30 ............ 5,400 6,450,915
Credit Agricole SA
(b)(m)
:
(EUR Swap Annual 5 Year +
5.12%), 6.50% ........... 6,216 7,450,850
(USD Swap Semi 5 Year + 4.32%),
6.87%
(a)
................ USD 1,800 1,938,384
(GBP Swap 5 Year + 4.54%), 7.50% GBP 4,013 5,827,621
Faurecia SE:
2.63%, 06/15/25 ............ EUR 1,471 1,696,127
3.75%, 06/15/28 ............ 1,711 1,993,966
Icade Sante SAS, 1.38%, 09/17/30 .. 2,800 3,324,395
JCDecaux SA, 2.00%, 10/24/24 .... 3,100 3,793,500
Loxam SAS:
3.50%, 04/15/22 ............ 235 272,668
3.50%, 05/03/23 ............ 1,315 1,503,228

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
France (continued)
4.25%, 04/15/24 ............ EUR 826 $ 944,120
3.25%, 01/14/25 ............ 2,729 3,022,293
3.75%, 07/15/26 ............ 6,422 7,171,824
5.75%, 07/15/27 ............ 397 415,425
LVMH Moet Hennessy Louis Vuitton
SE, 1.13%, 02/11/27 ......... GBP 4,200 5,447,705
MMS USA Investments, Inc.:
0.63%, 06/13/25 ............ EUR 9,000 10,609,601
1.25%, 06/13/28 ............ 7,400 8,860,932
Novafives SAS, 5.00%, 06/15/25 ... 2,547 2,156,058
Orange SA, (EUR Swap Annual 5 Year
+ 3.99%), 5.00%
(b)(m)
.......... 3,500 4,842,219
Orano SA:
3.38%, 04/23/26 ............ 800 966,020
2.75%, 03/08/28 ............ 7,900 9,139,166
Picard Groupe SAS, (EURIBOR 3
Month + 3.00%), 3.00%, 11/30/23
(b)
5,884 6,691,459
Quatrim SASU, 5.88%, 01/15/24 ... 1,021 1,143,136
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.63%, 02/18/30
(b)
. 2,400 2,675,077
Rexel SA, 2.63%, 06/15/24 ....... 1,010 1,181,143
Rubis Terminal Infra SAS, 5.63%,
05/15/25 ................. 5,745 6,944,533
Societe Generale SA:
(EUR Swap Annual 5 Year +
5.54%), 6.75%
(b)(m)
......... 1,900 2,252,716
(USD Swap Semi 5 Year + 6.24%),
7.38%
(a)(b)(m)
............. USD 800 820,000
(USD Swap Semi 5 Year + 6.24%),
7.38%
(b)(m)
............... 6,800 6,970,000
0.50%, 01/13/23 ............ EUR 5,500 6,478,628
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)(b)(m)
............. USD 3,800 4,241,750
(USD Swap Rate 5 Year + 5.87%),
8.00%
(b)(m)
............... 1,000 1,116,250
SPIE SA, 2.63%, 06/18/26 ........ EUR 1,300 1,508,943
Suez SA, (EURIBOR Swap Rate 5 Year
+ 2.15%), 1.63%
(b)(m)
.......... 1,200 1,345,119
Terega SASU, 0.63%, 02/27/28 .... 10,700 12,119,556
TOTAL SE, (EUR Swap Annual 5 Year
+ 2.75%), 2.71%
(b)(m)
.......... 440 533,268
Valeo SA, 0.00%, 06/16/21
(k)(l)
..... USD 2,200 2,166,186
376,275,969
Germany — 1.6%
ADLER Real Estate AG:
1.50%, 04/17/22 ............ EUR 700 796,094
3.00%, 04/27/26 ............ 5,100 5,859,905
ADO Properties SA, 3.25%, 08/05/25 10,700 12,643,971
Aroundtown SA:
(EUR Swap Annual 5 Year +
3.98%), 3.38%
(b)(m)
......... 2,200 2,566,493
2.00%, 11/02/26 ............ 400 496,014
AT Securities BV, (USD Swap Semi 5
Year + 3.55%), 5.25%
(b)(m)
...... USD 5,000 5,000,000
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(b)(m)
EUR 12,000 14,171,291
Bayer AG:
0.38%, 07/06/24 ............ 13,200 15,604,794
0.75%, 01/06/27 ............ 6,800 8,055,368
1.38%, 07/06/32 ............ 14,400 17,224,525
(EURIBOR Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79
(b)
... 2,600 2,996,645
(EUR Swap Annual 5 Year +
3.11%), 3.12%, 11/12/79
(b)
.... 2,400 2,832,705
Security Par (000) Value
Germany (continued)
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%, 04/23/75
(b)
........... EUR 3,200 $ 3,761,115
BMW Finance NV, 0.00%, 04/14/23 . 3,985 4,666,924
Cheplapharm Arzneimittel GmbH,
3.50%, 02/11/27 ............ 6,195 6,990,953
Commerzbank AG
(b)
:
(EUR Swap Annual 5 Year +
6.36%), 6.12%
(m)
.......... 8,000 9,145,110
(EURIBOR 3 Month + 1.30%),
0.75%, 03/24/26 .......... 3,800 4,437,538
(EUR Swap Annual 5 Year +
4.35%), 4.00%, 12/05/30 .... 1,300 1,556,696
Consus Real Estate AG, 9.63%,
05/15/24 ................. 1,327 1,653,952
Conti-Gummi Finance BV:
2.13%, 11/27/23 ............ 2,900 3,567,989
1.13%, 09/25/24 ............ 4,030 4,819,000
Continental AG, 2.50%, 08/27/26 ... 3,050 3,883,571
Covestro AG, 1.38%, 06/12/30 ..... 13,900 16,551,615
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%, 10/15/24 .... 8,700 9,375,110
Deutsche Bank AG
(b)
:
(SOFR + 2.16%), 2.22%, 09/18/24 USD 4,732 4,764,887
(SOFR + 3.04%), 3.55%, 09/18/31 6,131 6,194,999
Deutsche Pfandbriefbank AG, 4.60%,
02/22/27 ................. EUR 300 355,201
Fraport AG Frankfurt Airport Services
Worldwide, 2.13%, 07/09/27 .... 10,970 12,999,655
Fresenius Medical Care AG & Co.
KGaA:
1.00%, 05/29/26 ............ 7,825 9,432,773
1.50%, 05/29/30 ............ 6,780 8,343,715
Fresenius Medical Care US Finance III,
Inc., 2.38%, 02/16/31
(a)
........ USD 10,000 9,887,104
HeidelbergCement Finance
Luxembourg SA:
2.50%, 10/09/24 ............ EUR 2,175 2,743,375
1.13%, 12/01/27 ............ 4,200 4,980,919
1.75%, 04/24/28 ............ 7,440 9,175,963
HT Troplast GmbH, 9.25%, 07/15/25 . 1,043 1,297,705
IHO Verwaltungs GmbH:
3.62%, 05/15/25 ............ 2,928 3,439,250
3.88%, 05/15/27
(o)
........... 3,493 4,097,351
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)(n)
............. USD 800 844,000
IKB Deutsche Industriebank AG, (EUR
Swap Annual 5 Year + 3.62%),
4.00%, 01/31/28
(b)
........... EUR 4,500 4,948,911
Infineon Technologies AG:
(EUR Swap Annual 5 Year +
3.39%), 2.88%
(b)(m)
......... 2,800 3,258,239
1.13%, 06/24/26 ............ 3,400 4,104,923
K+S AG, 3.00%, 06/20/22 ........ 2,700 3,094,389
KION Group AG, 1.63%, 09/24/25 .. 10,000 11,733,880
LEG Immobilien AG, 0.40%, 06/30/28
(l)
3,700 4,570,108
Nidda BondCo GmbH:
5.00%, 09/30/25 ............ 1,121 1,274,677
7.25%, 09/30/25 ............ 2,594 3,086,955
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ 18,984 21,654,027
Peach Property Finance GmbH, 3.50%,
02/15/23 ................. 1,520 1,769,329
Phoenix PIB Dutch Finance BV, 2.38%,
08/05/25 ................. 4,400 5,196,542
Platin 1426 GmbH, 5.38%, 06/15/23 . 400 440,841
ProGroup AG, 3.00%, 03/31/26 .... 700 811,555

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Germany (continued)
RAG-Stiftung, 0.00%, 02/18/21
(k)(l)
... EUR 3,300 $ 3,852,525
Rebecca Bidco GmbH, 5.75%, 07/15/25 2,065 2,428,373
RWE AG
(b)
:
(EUR Swap Annual 5 Year +
2.64%), 2.75%, 04/21/75 .... 3,407 3,994,537
(USD Swap Semi 10 Year + 4.52%),
6.62%, 07/30/75 .......... USD 1,300 1,489,980
Schaeffler AG, 1.13%, 03/26/22 .... EUR 600 688,580
Summit Properties Ltd., 2.00%,
01/31/25 ................. 2,748 3,030,441
Techem Verwaltungsgesellschaft 674
mbH, 6.00%, 07/30/26 ........ 7,435 8,869,629
Techem Verwaltungsgesellschaft 675
mbH, 2.00%, 07/15/25 ........ 989 1,104,474
Tele Columbus AG, 3.88%, 05/02/25 . 6,186 6,904,555
thyssenkrupp AG:
1.88%, 03/06/23 ............ 4,610 5,042,860
2.88%, 02/22/24 ............ 22,177 24,382,835
2.50%, 02/25/25 ............ 294 316,276
Vertical Midco GmbH:
4.38%, 07/15/27 ............ 8,616 10,258,408
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(b)
......... 6,720 7,898,088
Vertical US Newco, Inc., 5.25%,
07/15/27
(a)
................ USD 8,738 9,081,098
Volkswagen Financial Services AG,
1.50%, 10/01/24 ............ EUR 6,325 7,625,241
Volkswagen International Finance NV:
(EUR Swap Annual 5 Year +
2.54%), 2.70%
(b)(m)
......... 7,800 9,112,462
1.13%, 10/02/23 ............ 3,700 4,433,633
(EUR Swap Annual 5 Year +
3.75%), 3.50%
(b)(m)
......... 10,300 12,210,547
(EUR Swap Annual 9 Year +
3.96%), 3.87%
(b)(m)
......... 17,400 20,471,869
Vonovia Finance BV:
1.25%, 12/06/24 ............ 5,600 6,874,506
1.80%, 06/29/25 ............ 5,600 7,046,725
WEPA Hygieneprodukte GmbH,
(EURIBOR 3 Month + 2.88%),
2.88%, 12/15/26
(b)
........... 1,351 1,546,512
ZF Europe Finance BV:
2.00%, 02/23/26 ............ 1,800 1,924,517
2.50%, 10/23/27 ............ 2,100 2,238,794
ZF Finance GmbH:
3.00%, 09/21/25 ............ 13,300 15,164,325
3.75%, 09/21/28 ............ 22,200 25,182,467
506,332,908
Ghana — 0.0%
Tullow Oil plc, 6.25%, 04/15/22 .... USD 879 444,994
Guatemala — 0.1%
Central American Bottling Corp., 5.75%,
01/31/27
(a)
................ 9,137 9,468,696
Comunicaciones Celulares SA, 6.88%,
02/06/24 ................. 6,000 6,067,620
Comunicaciones Celulares SA Via
Comcel Trust, 6.88%, 02/06/24
(a)
. 1,418 1,433,981
Energuate Trust, 5.88%, 05/03/27
(a)
. 2,108 2,189,026
19,159,323
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%, 05/30/23
(a)
........... 1,340 1,199,562
Security Par (000) Value
Hong Kong — 0.2%
Bank of East Asia Ltd. (The)
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87%
(m)
.......... USD 400 $ 400,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.75%), 4.00%, 05/29/30 .... 14,945 15,407,361
FWD Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.08%), 5.50%
(b)(m)
...... 2,067 1,922,885
Hongkong & Shanghai Banking Corp.
Ltd. (The), Series 3H, (LIBOR USD 3
Month + 0.19%), 0.45%
(b)(m)
..... 1,030 825,931
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 ............ 400 404,000
5.63%, 07/17/27 ............ 200 206,875
5.38%, 12/04/29
(a)
........... 1,059 1,053,209
Nanyang Commercial Bank Ltd.
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.21%), 5.00%
(m)
.......... 400 395,625
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.18%), 3.80%, 11/20/29 ..... 10,091 10,210,831
New Lion Bridge Co. Ltd., 9.75%,
10/10/20 ................. 4,805 4,768,962
NWD MTN Ltd., 4.13%, 07/18/29 ... 11,000 11,134,062
REXLot Holdings Ltd.
(g)(j)(l)
:
6.00%, 04/28/17 ............ HKD 1,103 44,290
4.50%, 04/17/19 ............ 15,091 1,557,772
Sino Biopharmaceutical Ltd., 0.00%,
02/17/25
(k)(l)
................ EUR 9,567 10,883,607
59,215,910
India — 0.3%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 ............ USD 400 409,998
5.45%, 01/24/28 ............ 200 193,166
Adani Electricity Mumbai Ltd.:
3.95%, 02/12/30
(a)
........... 10,247 9,997,230
3.95%, 02/12/30 ............ 10,951 10,684,069
Adani Green Energy UP Ltd., 6.25%,
12/10/24
(a)
................ 200 214,500
Adani Ports & Special Economic Zone
Ltd., 4.00%, 07/30/27 ......... 650 648,375
Adani Transmission Ltd.:
4.00%, 08/03/26 ............ 7,159 7,396,142
4.25%, 05/21/36 ............ 14,896 14,836,560
Azure Power Solar Energy Pvt Ltd.,
5.65%, 12/24/24 ............ 200 208,313
Bharti Airtel International Netherlands
BV:
5.13%, 03/11/23 ............ 1,829 1,940,455
5.35%, 05/20/24 ............ 6,071 6,550,988
Bharti Airtel Ltd., 1.50%, 02/17/25
(l)
.. 19,400 20,704,995
Delhi International Airport Ltd., 6.45%,
06/04/29
(a)
................ 300 298,594
GMR Hyderabad International Airport
Ltd., 4.25%, 10/27/27 ......... 200 177,000
Greenko Dutch BV, 5.25%, 07/24/24 . 200 203,437
Greenko Mauritius Ltd., 6.25%,
02/21/23 ................. 200 204,500
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 ............ 200 204,000
5.95%, 07/29/26 ............ 200 207,000
HPCL-Mittal Energy Ltd., 5.45%,
10/22/26 ................. 400 403,125

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
India (continued)
Muthoot Finance Ltd.:
6.13%, 10/31/22
(a)
........... USD 2,793 $ 2,835,768
4.40%, 09/02/23 ............ 200 195,062
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(m)
..... 400 397,625
REC Ltd., 4.75%, 05/19/23 ....... 4,900 5,143,461
ReNew Power Ltd., 6.45%, 09/27/22 . 200 203,063
ReNew Power Synthetic:
6.67%, 03/12/24
(a)
........... 200 206,250
6.67%, 03/12/24 ............ 8,000 8,250,000
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 ............ 1,123 1,055,971
5.10%, 07/16/23 ............ 1,477 1,354,686
Suzlon Energy Ltd., 5.83%, 07/16/19
(e)(g)
(j)(l)
...................... 5,000 1,244,743
Vedanta Resources Finance II plc:
8.00%, 04/23/23 ............ 4,600 3,612,437
9.25%, 04/23/26 ............ 600 450,000
Vedanta Resources Ltd., 6.13%,
08/09/24 ................. 5,869 4,108,300
Videocon Industries Ltd., 2.84%,
12/31/20
(e)(g)(j)(l)
.............. 735 212,225
104,752,038
Indonesia — 0.0%
Alam Synergy Pte. Ltd., 6.63%,
04/24/22 ................. 200 113,688
Global Prime Capital Pte. Ltd., 5.50%,
10/18/23 ................. 200 195,750
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 6,503 7,510,474
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ................. 200 191,000
Star Energy Geothermal Wayang
Windu Ltd., 6.75%, 04/24/33
(a)
... 181 199,313
Theta Capital Pte. Ltd., 6.75%,
10/31/26 ................. 200 157,875
8,368,100
Ireland — 0.2%
AIB Group plc
(b)
:
(EUR Swap Annual 5 Year +
5.70%), 5.25%
(m)
.......... EUR 450 501,163
(EUR Swap Annual 5 Year +
6.63%), 6.25%
(m)
.......... 16,375 19,150,872
(EUR Swap Annual 5 Year +
3.30%), 2.88%, 05/30/31 .... 9,500 11,113,570
Allied Irish Banks plc, (EUR Swap
Annual 5 Year + 7.34%), 7.37%
(b)(m)
12,689 14,915,304
Bank of Ireland Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.50%), 4.12%,
09/19/27
(b)
................ USD 5,725 5,691,589
Smurfit Kappa Treasury ULC, 1.50%,
09/15/27 ................. EUR 1,548 1,791,740
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28 ........ GBP 7,791 10,127,510
63,291,748
Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.27%,
01/29/31
(a)(b)
............... USD 2,984 2,995,190
Leviathan Bond Ltd., 5.75%, 06/30/23
(a)
11,679 12,029,827
Teva Pharmaceutical Finance
Netherlands II BV:
6.00%, 01/31/25 ............ EUR 300 360,198
Security Par (000) Value
Israel (continued)
4.50%, 03/01/25 ............ EUR 1,000 $ 1,140,208
1.88%, 03/31/27 ............ 4,121 4,054,070
1.63%, 10/15/28 ............ 1,021 943,816
21,523,309
Italy — 1.0%
Assicurazioni Generali SpA
(b)
:
(EURIBOR 3 Month + 4.50%),
4.60%
(m)
................ 1,447 1,808,931
(EURIBOR 3 Month + 5.35%),
5.50%, 10/27/47 .......... 2,649 3,645,456
Autostrade per l'Italia SpA:
6.25%, 06/09/22 ............ GBP 800 1,087,565
5.88%, 06/09/24 ............ EUR 10,800 14,055,331
4.38%, 09/16/25 ............ 400 508,505
1.88%, 11/04/25 ............ 400 449,582
1.75%, 02/01/27 ............ 700 768,805
1.88%, 09/26/29 ............ 13,060 14,201,205
Banco BPM SpA, 2.50%, 06/21/24 .. 1,449 1,734,716
Buzzi Unicem SpA, 2.13%, 04/28/23 . 3,956 4,835,986
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.87%, 06/30/26
(b)
..... 2,694 3,102,828
FCA Bank SpA, 0.50%, 09/18/23 ... 2,310 2,705,364
Gamma Bidco SpA, 6.25%, 07/15/25 7,987 9,270,715
Infrastrutture Wireless Italiane SpA,
1.88%, 07/08/26 ............ 1,750 2,078,937
Intesa Sanpaolo SpA:
2.13%, 05/26/25 ............ 7,500 9,325,814
1.00%, 11/19/26 ............ 5,000 5,901,984
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(m)
......... 9,935 13,084,595
1.75%, 07/04/29 ............ 4,971 6,124,149
(EUR Swap Annual 5 Year +
4.27%), 4.12%
(b)(m)
......... 3,100 2,957,172
5.15%, 06/10/30 ............ GBP 6,100 8,526,902
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(m)
......... EUR 9,925 11,360,198
Leonardo SpA, 2.38%, 01/08/26 .... 22,017 25,588,735
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 1,858 2,134,844
6.75%, 10/30/25 ............ 7,655 9,428,347
Sisal Group SpA, 7.00%, 07/31/23 .. 3,574 4,231,772
Telecom Italia Capital SA:
6.38%, 11/15/33 ............ USD 3,455 4,111,450
7.72%, 06/04/38 ............ 6,180 8,219,400
Telecom Italia Finance SA, 7.75%,
01/24/33 ................. EUR 5,244 8,792,109
Telecom Italia SpA:
1.13%, 03/26/22
(l)
........... 16,500 19,186,599
3.25%, 01/16/23 ............ 800 979,887
4.00%, 04/11/24 ............ 5,451 6,774,487
2.75%, 04/15/25 ............ 6,198 7,473,107
3.00%, 09/30/25 ............ 800 974,306
UniCredit SpA
(b)
:
(EUR Swap Annual 5 Year +
6.10%), 6.75%
(m)
.......... 2,383 2,796,150
(EUR Swap Annual 5 Year +
9.30%), 9.25%
(m)
.......... 2,816 3,576,446
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(m)
.......... 8,500 9,864,891
(USD Swap Semi 5 Year + 5.18%),
8.00%
(m)
................ USD 6,200 6,590,600
(EUR Swap Annual 5 Year +
4.93%), 5.37%
(m)
.......... EUR 3,800 4,093,316
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(m)
.......... 8,600 10,888,990

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Italy (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
2.30%), 2.57%, 09/22/26
(a)
... USD 9,089 $ 9,007,943
(EURIBOR Swap Rate 5 Year +
4.08%), 3.87%
(m)
.......... EUR 7,800 7,224,637
(EURIBOR 3 Month + 2.55%),
2.20%, 07/22/27 .......... 26,660 31,926,303
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 5,450 6,764,886
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29 .... 1,400 1,547,048
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32 .... 3,400 3,757,116
Unione di Banche Italiane SpA
(b)
:
(EUR Swap Annual 5 Year +
6.07%), 5.87%
(m)
.......... 1,000 1,141,673
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29 .... 1,300 1,683,923
Unipol Gruppo SpA, 3.25%, 09/23/30 4,775 5,656,572
321,950,277
Jamaica — 0.0%
(a)
Digicel Group 0.5 Ltd.
(n)
:
0.00%, (0.00% Cash or 7.00%
PIK),
(l)(m)
................ USD 758 76,192
0.00%, (0.00% Cash or 8.00% PIK),
04/01/25 ............... 4,575 1,499,532
Digicel International Finance Ltd.:
8.75%, 05/25/24 ............ 4,843 4,879,658
6.00%, (6.00% Cash or 13.00%
PIK), 12/31/25
(n)
.......... 2,453 2,161,710
8.00%, 12/31/26 ............ 1,933 1,508,120
Digicel Ltd., 6.75%, 03/01/23
(g)
..... 1,198 748,749
10,873,961
Japan — 0.7%
HIS Co. Ltd., 0.00%, 11/15/24
(k)(l)
... JPY 440,000 3,355,720
LINE Corp., 0.00%, 09/19/25
(k)(l)
.... 260,000 2,453,592
Mitsubishi Chemical Holdings Corp.
(k)(l)
:
0.00%, 03/30/22 ............ 1,560,000 14,578,586
0.00%, 03/29/24 ............ 420,000 3,893,974
Mizuho Financial Group, Inc., 0.12%,
09/06/24 ................. EUR 3,735 4,364,212
Nissan Motor Co. Ltd.:
1.94%, 09/15/23 ............ 1,190 1,418,460
3.52%, 09/17/25
(a)
........... USD 18,092 18,253,743
2.65%, 03/17/26 ............ EUR 10,580 12,520,106
3.20%, 09/17/28 ............ 17,075 20,177,218
Rohm Co. Ltd., 0.00%, 12/05/24
(k)(l)
.. JPY 280,000 2,747,831
SBI Holdings, Inc., 0.00%, 09/13/23
(k)(l)
530,000 5,182,275
Shizuoka Bank Ltd. (The), (LIBOR USD
3 Month - 0.50%), 0.00%, 01/25/23
(b)
(l)
....................... USD 1,900 1,803,001
SoftBank Group Corp.:
5.38%, 07/30/22 ............ 796 820,875
4.00%, 04/20/23 ............ EUR 13,928 16,868,770
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(m)
............... USD 24,136 22,205,120
4.75%, 09/19/24 ............ 3,410 3,452,625
4.50%, 04/20/25 ............ EUR 789 969,744
4.75%, 07/30/25 ............ 4,809 6,004,802
3.13%, 09/19/25 ............ 8,700 10,107,370
(USD Swap Rate 5 Year + 4.85%),
6.87%
(b)(m)
............... USD 3,200 2,989,600
5.00%, 04/15/28 ............ EUR 19,873 24,654,347
4.00%, 09/19/29 ............ 10,915 12,792,736
Security Par (000) Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28 ............ USD 8,840 $ 10,987,156
2.05%, 03/31/30 ............ 3,834 3,871,745
2.00%, 07/09/40 ............ EUR 6,510 8,084,258
Tohoku Electric Power Co., Inc., 0.00%,
12/03/20
(k)(l)
................ JPY 1,070,000 10,076,373
Transcosmos, Inc., 0.00%, 12/22/20
(k)(l)
420,000 4,186,906
228,821,145
Jersey — 0.1%
LHC3 plc, 4.13%, (4.13% Cash or
9.00% PIK), 08/15/24
(n)
........ EUR 22,527 26,543,615
Kuwait — 0.2%
Al Ahli Bank of Kuwait KSCP, (USD
Swap Semi 5 Year + 4.17%),
7.25%
(b)(m)
................. USD 200 203,375
Burgan Bank SAK, (USD Swap Semi 5
Year + 4.01%), 5.75%
(b)(m)
...... 400 395,750
Equate Petrochemical BV:
4.25%, 11/03/26
(a)
........... 3,404 3,567,154
4.25%, 11/03/26 ............ 3,000 3,143,790
MEGlobal Canada ULC:
5.00%, 05/18/25
(a)
........... 10,370 11,163,953
5.00%, 05/18/25 ............ 23,325 25,110,820
5.88%, 05/18/30 ............ 9,100 10,590,125
5.88%, 05/18/30
(a)
........... 6,055 7,046,506
61,221,473
Luxembourg — 0.6%
Altice Financing SA:
2.25%, 01/15/25 ............ EUR 13,908 15,603,628
7.50%, 05/15/26
(a)
........... USD 17,962 19,013,316
3.00%, 01/15/28 ............ EUR 2,175 2,363,474
Altice Finco SA, 4.75%, 01/15/28 ... 2,436 2,584,760
Altice France Holding SA:
8.00%, 05/15/27
(a)
........... 4,520 5,617,442
8.00%, 05/15/27 ............ 8,365 10,395,997
4.00%, 02/15/28 ............ 6,420 6,830,870
ArcelorMittal SA:
1.75%, 11/19/25 ............ 5,400 6,241,630
4.25%, 07/16/29 ............ USD 1,254 1,319,603
Dragon Aviation Finance Luxembourg
SA, Series 1401, 4.00%, 11/28/22 4,478 4,627,055
Garfunkelux Holdco 2 SA, 11.00%,
11/01/23 .................. GBP 231 239,947
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22 ............ EUR 8,012 8,660,963
8.50%, 11/01/22 ............ GBP 1,021 1,208,112
(EURIBOR 3 Month + 3.50%),
3.50%, 09/01/23
(b)
......... EUR 5,168 5,400,100
Intelsat Jackson Holdings SA, 9.50%,
09/30/22
(a)(e)
............... USD 2,000 2,175,000
LHMC Finco 2 SARL, 7.25%, 10/02/25 EUR 2,071 1,748,432
Matterhorn Telecom SA:
2.63%, 09/15/24 ............ 758 864,633
3.13%, 09/15/26 ............ 5,200 5,807,145
4.00%, 11/15/27 ............ 8,389 9,688,148
Monitchem HoldCo 2 SA, 9.50%,
09/15/26 ................. 1,400 1,686,208
Monitchem HoldCo 3 SA, 5.25%,
03/15/25 ................. 7,198 8,565,885
SES SA:
(EUR Swap Annual 5 Year +
4.66%), 4.62%
(b)(m)
......... 10,900 12,923,477
(EUR Swap Annual 5 Year +
5.40%), 5.62%
(b)(m)
......... 16,878 20,901,127
1.63%, 03/22/26 ............ 8,090 9,821,332

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Luxembourg (continued)
2.00%, 07/02/28 ............ EUR 6,871 $ 8,358,226
Summer BC Holdco A SARL, 9.25%,
10/31/27 ................. 6,494 7,042,725
Summer BC Holdco B SARL, 5.75%,
10/31/26 ................. 23,050 26,489,878
206,179,113
Macau — 0.1%
MGM China Holdings Ltd.:
5.38%, 05/15/24
(a)
........... USD 1,497 1,540,039
5.88%, 05/15/26
(a)
........... 1,504 1,556,640
5.88%, 05/15/26 ............ 400 414,000
Sands China Ltd., 4.38%, 06/18/30 .. 13,016 13,669,216
Studio City Finance Ltd., 7.25%,
02/11/24 .................. 400 412,420
Wynn Macau Ltd.:
4.88%, 10/01/24
(a)
........... 2,412 2,372,805
4.88%, 10/01/24 ............ 200 196,750
Series AUG, 5.50%, 01/15/26 ... 1,390 1,372,625
5.50%, 10/01/27
(a)
........... 883 863,132
5.50%, 10/01/27 ............ 200 195,500
5.13%, 12/15/29
(a)
........... 1,177 1,126,978
23,720,105
Malaysia — 0.2%
1MDB Energy Ltd., 5.99%, 05/11/22 . 15,000 15,731,250
Cindai Capital Ltd., 0.00%, 02/08/23
(k)(l)
25,238 25,520,351
Petronas Capital Ltd., 3.50%,
04/21/30
(a)
................ 9,460 10,577,320
TNB Global Ventures Capital Bhd.,
4.85%, 11/01/28 ............ 1,250 1,480,469
53,309,390
Mexico — 0.6%
Alpha Holding SA de CV, 9.00%,
02/10/25
(a)
................ 12,173 9,167,791
America Movil SAB de CV, 2.88%,
05/07/30 ................. 19,539 21,138,658
Axtel SAB de CV, 6.38%, 11/14/24
(a)
. 11,517 11,963,284
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%),
6.75%
(a)(b)(m)
................ 897 881,863
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, 5.38%, 04/17/25
(a)
..... 10,956 12,132,127
BBVA Bancomer SA:
6.75%, 09/30/22
(a)
........... 10,000 10,781,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(b)
... 1,936 1,857,350
Braskem Idesa SAPI, 7.45%, 11/15/29
(a)
448 423,080
CEMEX Finance LLC, 4.63%, 06/15/24 EUR 626 747,715
Cemex SAB de CV:
3.13%, 03/19/26 ............ 3,836 4,504,546
5.20%, 09/17/30
(a)
........... USD 11,988 12,031,756
Coca-Cola Femsa SAB de CV, 1.85%,
09/01/32 ................. 8,555 8,626,006
Controladora Mabe SA de CV, 5.60%,
10/23/28
(a)
................ 1,400 1,564,780
Credito Real SAB de CV SOFOM ER,
7.25%, 07/20/23
(a)
........... 732 715,713
Cydsa SAB de CV, 6.25%, 10/04/27
(a)
9,214 9,285,984
Fomento Economico Mexicano SAB de
CV, 3.50%, 01/16/50 ......... 9,218 9,733,056
Fresnillo plc, 4.25%, 10/02/50
(a)
.... 12,518 12,368,698
Security Par (000) Value
Mexico (continued)
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(m)
...................... USD 2,026 $ 2,120,019
Grupo KUO SAB de CV, 5.75%,
07/07/27
(a)
................ 8,446 8,155,669
Industrias Penoles SAB de CV
(a)
:
4.15%, 09/12/29 ............ 13,014 14,136,457
4.75%, 08/06/50 ............ 4,107 4,227,053
Infraestructura Energetica Nova SAB
de CV, 4.75%, 01/15/51
(a)
...... 821 763,017
Kimberly-Clark de Mexico SAB de CV,
2.43%, 07/01/31
(a)
........... 6,951 7,107,397
Mexico City Airport Trust
(a)
:
4.25%, 10/31/26 ............ 861 761,985
5.50%, 07/31/47 ............ 1,863 1,514,191
Minera Mexico SA de CV, 4.50%,
01/26/50
(a)
................ 5,998 6,507,830
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%, 02/11/25
(a)
. 2,952 2,702,925
Orbia Advance Corp. SAB de CV,
5.50%, 01/15/48
(a)
........... 1,241 1,391,471
Trust Fibra Uno
(a)
:
4.87%, 01/15/30 ............ 803 808,420
6.95%, 01/30/44 ............ 8,496 9,042,930
187,163,021
Mongolia — 0.0%
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22 ............ 8,200 7,930,938
Netherlands — 0.7%
ABN AMRO Bank NV, (EUR Swap
Annual 5 Year + 4.67%), 4.37%
(b)(m)
EUR 800 934,891
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.10%),
4.62%
(b)(m)
................. 4,000 4,814,145
Hema Bondco II BV, 8.50%, 01/15/23
(g)
(j)
....................... 830 3,721
ING Groep NV
(b)
:
(USD Swap Rate 5 Year + 4.20%),
6.75%
(m)
................ USD 7,622 8,060,265
(USD Swap Semi 5 Year + 4.45%),
6.50%
(m)
................ 800 846,400
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.34%), 5.75%
(m)
.......... 3,715 3,858,956
(EUR Swap Annual 5 Year +
2.15%), 2.50%, 02/15/29 .... EUR 5,500 6,791,482
(EUR Swap Annual 5 Year +
2.40%), 2.13%, 05/26/31 .... 25,300 30,797,061
Intertrust Group BV, 3.38%, 11/15/25 10,452 12,467,430
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.03%
(b)(m)
6,600 7,583,314
NXP BV, 3.40%, 05/01/30
(a)
....... USD 1,532 1,677,094
OCI NV:
5.00%, 04/15/23 ............ EUR 6,351 7,617,076
3.13%, 11/01/24 ............ 1,284 1,494,135
3.63%, 10/15/25 ............ 4,228 4,957,119
PPF Telecom Group BV, 3.25%,
09/29/27 ................. 10,625 12,396,241
Q-Park Holding I BV:
1.50%, 03/01/25 ............ 3,025 3,227,064
(EURIBOR 3 Month + 2.00%),
2.00%, 03/01/26
(b)
......... 2,712 2,857,392
2.00%, 03/01/27 ............ 1,588 1,657,606

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Netherlands (continued)
Stichting AK Rabobank Certificaten,
0.00%
(e)(m)
................. EUR 15,232 $ 21,242,546
Summer BidCo BV
(n)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(o)
.............. 2,110 2,390,251
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 559 633,199
Trivium Packaging Finance BV, 3.75%,
08/15/26
(e)
................ 6,664 7,714,135
United Group BV:
4.88%, 07/01/24 ............ 16,735 19,817,160
(EURIBOR 3 Month + 3.25%),
3.25%, 02/15/26
(b)
......... 3,972 4,390,500
3.63%, 02/15/28 ............ 1,750 1,925,397
UPC Holding BV, 3.88%, 06/15/29 .. 300 340,686
UPCB Finance VII Ltd., 3.63%,
06/15/29 ................. 4,826 5,658,244
VEON Holdings BV, 4.00%, 04/09/25
(a)
USD 2,143 2,218,005
VZ Vendor Financing BV, 2.50%,
01/31/24 ................. EUR 7,794 8,955,314
Ziggo Bond Co. BV, 3.38%, 02/28/30 5,200 5,787,879
Ziggo BV:
4.25%, 01/15/27 ............ 9,815 11,947,154
5.50%, 01/15/27
(a)
........... USD 18,645 19,530,637
2.88%, 01/15/30 ............ EUR 1,335 1,526,090
226,118,589
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%, 05/31/30
(a)
....... USD 3,368 3,451,148
Banco Nacional de Panama, 2.50%,
08/11/30
(a)
................ 5,753 5,661,872
Banistmo SA, 3.65%, 09/19/22 ..... 2,128 2,154,600
Cable Onda SA:
4.50%, 01/30/30
(a)
........... 458 477,179
4.50%, 01/30/30 ............ 2,757 2,872,449
14,617,248
Peru — 0.1%
Banco de Credito del Peru, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
3.13%, 07/01/30
(a)(b)
.......... 11,644 11,644,000
Banco Internacional del Peru SAA
Interbank, 3.25%, 10/04/26
(a)
.... 8,089 8,447,949
Consorcio Transmantaro SA, 4.70%,
04/16/34
(a)
................ 4,650 5,482,786
Credicorp Ltd., 2.75%, 06/17/25
(a)
... 2,539 2,571,372
Inkia Energy Ltd.:
5.88%, 11/09/27
(a)
........... 1,551 1,619,341
5.88%, 11/09/27 ............ 1,392 1,453,335
Intercorp Peru Ltd., 3.88%, 08/15/29
(a)
5,068 5,010,985
Kallpa Generacion SA, 4.88%, 05/24/26 359 386,598
Lima Metro Line 2 Finance Ltd., 4.35%,
04/05/36
(a)
................ 205 226,013
Nexa Resources SA, 5.38%, 05/04/27
(a)
3,532 3,677,695
Orazul Energy Egenor SCA, 5.63%,
04/28/27
(a)
................ 6,000 6,201,000
46,721,074
Philippines — 0.0%
Globe Telecom, Inc.:
2.50%, 07/23/30 ............ 9,448 9,129,130
3.00%, 07/23/35 ............ 6,015 5,721,769
Security Par (000) Value
Philippines (continued)
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(b)(m)
................. USD 1,050 $ 1,044,750
15,895,649
Portugal — 0.1%
Banco Espirito Santo SA
(g)(j)
:
2.63%, 05/08/17 ............ EUR 6,100 929,753
4.75%, 01/15/18 ............ 15,500 2,362,487
4.00%, 01/21/19 ............ 19,000 2,895,951
EDP - Energias de Portugal SA
(b)
:
(EUR Swap Annual 5 Year +
4.29%), 4.50%, 04/30/79 .... 2,500 3,161,916
(EUR Swap Annual 5 Year +
1.84%), 1.70%, 07/20/80 .... 7,600 8,565,547
EDP Finance BV, 1.88%, 10/13/25 .. 1,610 2,049,571
Transportes Aereos Portugueses SA,
5.63%, 12/02/24
(a)
........... 1,500 1,072,813
21,038,038
Qatar — 0.0%
Ooredoo International Finance Ltd.,
5.00%, 10/19/25 ............ USD 3,000 3,506,250
Russia — 0.0%
Phosagro OAO, 3.05%, 01/23/25
(a)
.. 689 701,488
Saudi Arabia — 0.0%
SABIC Capital II BV, 4.00%, 10/10/23
(a)
10,307 11,080,025
Singapore — 0.1%
BOC Aviation Ltd., 3.00%, 09/11/29 .. 16,700 17,023,562
Puma International Financing SA:
5.13%, 10/06/24
(a)
........... 10,900 9,646,493
5.00%, 01/24/26
(a)
........... 7,203 6,016,756
5.00%, 01/24/26 ............ 1,490 1,244,616
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 ............ 400 413,625
6.80%, 02/27/24 ............ 6,415 6,719,713
41,064,765
South Africa — 0.0%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. 4,385 4,478,181
Gold Fields Orogen Holdings BVI Ltd.,
5.13%, 05/15/24
(a)
........... 2,535 2,753,644
Sasol Financing USA LLC, 5.88%,
03/27/24 ................. 5,000 4,793,750
12,025,575
South Korea — 0.2%
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(b)(m)
................. 10,200 10,200,000
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(b)(m)
................. 9,300 8,904,750
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.64%), 4.35%
(b)(m)
..... 15,800 16,486,313
LG Display Co. Ltd., Series 3, 1.50%,
08/22/24
(l)
................. 1,000 1,044,754
Mirae Asset Daewoo Co. Ltd., 2.63%,
07/30/25 ................. 7,730 7,840,152

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
South Korea (continued)
Shinhan Financial Group Co. Ltd.
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.05%), 5.87%
(m)
.......... USD 9,100 $ 9,785,344
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.34%, 02/05/30 .... 9,075 9,517,406
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(b)(m)
................. 6,350 6,302,375
Woori Bank, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.66%), 4.25%
(b)(m)
...... 400 407,500
70,488,594
Spain — 1.2%
Amadeus IT Group SA:
2.88%, 05/20/27 ............ EUR 30,700 38,198,213
1.88%, 09/24/28 ............ 10,800 12,359,911
Banco Bilbao Vizcaya Argentaria SA
(b)
(m)
:
(EUR Swap Annual 5 Year +
9.18%), 8.87% ........... 3,400 4,115,487
(EUR Swap Annual 5 Year +
5.66%), 5.87% ........... 200 230,680
(USD Swap Semi 5 Year + 3.87%),
6.13% ................. USD 800 776,400
Banco de Sabadell SA:
(EUR Swap Annual 5 Year +
6.41%), 6.50%
(b)(m)
......... EUR 1,000 1,047,725
(EUR Swap Annual 1 Year +
2.10%), 1.75%, 06/29/23
(b)
... 8,400 10,057,074
1.75%, 05/10/24 ............ 20,900 24,166,047
1.13%, 03/27/25 ............ 2,200 2,469,998
(EUR Swap Annual 1 Year +
1.55%), 1.13%, 03/11/27
(b)
... 5,300 6,222,237
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30
(b)
... 500 507,894
Banco Santander SA
(b)(m)
:
(EUR Swap Annual 5 Year +
6.80%), 6.75% ........... 7,800 9,541,770
(EUR Swap Annual 5 Year +
5.00%), 5.25% ........... 2,600 2,949,993
(EUR Swap Annual 5 Year +
4.53%), 4.37% ........... 7,400 7,830,207
Bankia SA:
(EUR Swap Annual 5 Year +
5.82%), 6.00%
(b)(m)
......... 800 944,995
(EUR Swap Annual 5 Year +
6.22%), 6.37%
(b)(m)
......... 15,000 17,965,041
1.13%, 11/12/26 ............ 2,100 2,462,992
(EUR Swap Annual 5 Year +
3.62%), 3.75%, 02/15/29
(b)
... 1,600 1,981,801
CaixaBank SA
(b)(m)
:
(EUR Swap Annual 5 Year +
6.50%), 6.75% ........... 3,000 3,653,549
(EUR Swap Annual 5 Year +
4.50%), 5.25% ........... 2,400 2,609,086
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 4,548 4,828,912
7.88%, 12/20/23
(a)
........... USD 7,545 6,960,262
4.75%, 05/22/25 ............ EUR 10,814 10,941,869
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21
(g)(j)
.......... 10,600 6,773,243
7.63%, 11/01/21
(a)(g)(j)
......... USD 1,400 770,000
12.75%, 09/30/23 ........... EUR 2,987 3,501,509
Security Par (000) Value
Spain (continued)
ContourGlobal Power Holdings SA:
3.38%, 08/01/23 ............ EUR 4,610 $ 5,375,570
4.13%, 08/01/25 ............ 9,843 11,624,670
El Corte Ingles SA, 3.00%, 03/15/24 . 2,933 3,412,448
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(m)
8,201 9,015,712
Grifols SA, 1.63%, 02/15/25 ....... 1,000 1,156,674
Hipercor SA, 3.88%, 01/19/22 ..... 9,600 11,514,052
Iberdrola International BV, (EUR Swap
Annual 5 Year + 2.97%), 3.25%
(b)(m)
13,900 17,376,605
Lorca Telecom Bondco SAU, 4.00%,
09/18/27 ................. 3,543 4,221,825
Naturgy Finance BV
(b)(m)
:
(EUR Swap Annual 8 Year +
3.35%), 4.13% ........... 8,300 10,071,932
(EUR Swap Annual 9 Year +
3.08%), 3.37% ........... 700 840,218
NH Hotel Group SA, 3.75%, 10/01/23 879 938,283
Redexis Gas Finance BV:
1.88%, 05/28/25 ............ 2,800 3,429,453
1.88%, 04/27/27 ............ 6,973 8,624,372
Repsol International Finance BV
(b)(m)
:
(EUR Swap Annual 5 Year +
4.00%), 3.75% ........... 6,905 8,136,537
(EUR Swap Annual 5 Year +
4.41%), 4.25% ........... 5,861 6,991,985
Telefonica Europe BV
(b)(m)
:
(EUR Swap Annual 5 Year +
3.86%), 3.75% ........... 10,200 12,138,375
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 6,400 8,250,341
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 38,500 47,529,904
(EUR Swap Annual 8 Year +
2.97%), 3.87% ........... 23,600 28,245,463
Tendam Brands SAU:
5.00%, 09/15/24 ............ 1,995 1,917,571
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 993 944,341
385,623,226
Sweden — 0.3%
Heimstaden Bostad AB, (EUR Swap
Annual 5 Year + 3.67%), 3.25%
(b)(m)
1,447 1,696,535
Intrum AB:
2.75%, 07/15/22 ............ 100 116,933
4.88%, 08/15/25 ............ 9,255 10,634,004
3.50%, 07/15/26 ............ 3,220 3,426,075
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.13%
(b)(m)
........... USD 6,000 6,097,500
Svenska Handelsbanken AB:
(USD Swap Semi 5 Year + 4.05%),
5.13%
(b)(m)
............... 600 600,000
4.38%, 12/31/2164
(o)
......... 1,000 1,000,000
Verisure Holding AB:
3.50%, 05/15/23 ............ EUR 7,660 9,017,789
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 8,580 10,161,827
3.88%, 07/15/26 ............ 17,318 20,314,641
Verisure Midholding AB, 5.75%,
12/01/23 ................. 13,240 15,497,532
Volvo Car AB, 2.50%, 10/07/27 .... 7,610 8,922,345
Volvo Treasury AB, 0.00%, 02/11/23 . 10,632 12,460,752
99,945,933

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Switzerland — 0.5%
Credit Suisse Group AG
(b)
:
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)(m)
............... USD 1,918 $ 2,024,085
(USD Swap Semi 5 Year + 4.60%),
7.50%
(m)
................ 800 844,248
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)(m)
............... 2,635 2,872,150
(USD Swap Semi 5 Year + 4.60%),
7.50%
(m)
................ 600 654,000
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)(m)
............... 11,150 11,943,189
(USD Swap Semi 5 Year + 3.46%),
6.25%
(m)
................ 5,247 5,620,261
(EUR Swap Annual 1 Year +
0.75%), 1.25%, 07/17/25 .... EUR 9,505 11,476,366
(SOFR + 1.56%), 2.59%, 09/11/25
(a)
USD 15,236 15,910,142
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.33%), 7.25%
(a)(m)
......... 1,800 1,950,750
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.33%), 7.25%
(m)
.......... 3,715 4,026,131
(EUAMDB01 + 3.50%), 3.25%,
04/02/26 ............... EUR 21,265 27,863,323
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37%
(a)(m)
......... USD 730 780,187
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)(m)
......... 3,876 3,883,752
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10%
(a)(m)
......... 983 948,595
Dufry One BV:
2.50%, 10/15/24 ............ EUR 4,700 4,757,448
2.00%, 02/15/27 ............ 3,328 3,241,515
ELM BV for Swiss Re Ltd., 3.25%,
06/13/24
(l)
................. USD 6,400 6,660,096
Swiss Re Finance UK plc, (EUR Swap
Annual 1 Year + 3.75%), 2.71%,
06/04/52
(b)
................ EUR 12,900 15,938,611
Syngenta Finance NV, 3.38%, 04/16/26 1,408 1,771,682
UBS Group AG
(b)
:
(EUR Swap Annual 5 Year +
5.29%), 5.75%
(m)
.......... 1,489 1,815,609
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)(m)
............... USD 19,993 21,342,528
(USD Swap Semi 5 Year + 4.87%),
7.00%
(m)
................ 3,800 4,222,750
(EUR Swap Annual 1 Year +
0.75%), 1.25%, 04/17/25 .... EUR 7,370 8,957,060
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.13%
(m)
.......... USD 3,275 3,352,126
162,856,604
Taiwan — 0.0%
Innolux Corp., Series 1, 0.00%,
01/22/25
(k)(l)
................ 9,200 9,986,479
Thailand — 0.2%
Bangkok Bank PCL
(b)
:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.73%), 5.00%
(m)
.......... 1,200 1,200,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34 .... 18,000 17,533,125
Security Par (000) Value
Thailand (continued)
CP Foods Capital Ltd., 0.50%,
06/18/25
(l)
................. USD 5,000 $ 4,925,000
Kasikornbank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.70%), 3.34%, 10/02/31
(b)
15,140 14,867,480
PTTEP Treasury Center Co. Ltd.,
2.59%, 06/10/27
(a)
........... 1,675 1,732,034
Thaioil Treasury Center Co. Ltd.,
3.75%, 06/18/50 ............ 16,925 16,062,883
56,320,522
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%,
03/15/27
(a)
................ 5,836 4,644,884
Ukraine — 0.0%
MHP Lux SA:
6.25%, 09/19/29 ............ 1,815 1,724,250
6.25%, 09/19/29
(a)
........... 1,520 1,444,000
3,168,250
United Arab Emirates — 0.3%
Abu Dhabi Crude Oil Pipeline LLC,
4.60%, 11/02/47 ............ 10,000 12,246,875
DP World Crescent Ltd., 3.91%,
05/31/23 ................. 8,000 8,429,690
Emirates NBD Bank PJSC
(b)(m)
:
(USD Swap Semi 6 Year + 3.66%),
6.13% ................. 8,090 8,335,228
(USD Swap Semi 6 Year + 5.70%),
6.13% ................. 4,825 5,030,063
Esic Sukuk Ltd., 3.94%, 07/30/24 ... 13,575 13,634,391
MAF Global Securities Ltd.:
(USD Swap Semi 5 Year + 3.48%),
5.50%
(b)(m)
............... 5,000 4,917,187
4.75%, 05/07/24 ............ 4,000 4,255,000
MAF Sukuk Ltd., 4.64%, 05/14/29 ... 2,725 2,954,922
MDGH - GMTN BV
(a)
:
2.50%, 11/07/24 ............ 12,217 12,736,223
2.88%, 11/07/29 ............ 7,688 8,226,160
Shelf Drilling Holdings Ltd., 8.75%,
11/15/24
(a)(c)
............... 21,280 17,024,000
97,789,739
United Kingdom — 2.6%
Arrow Global Finance plc, 5.13%,
09/15/24 ................. GBP 11,012 13,404,802
B&M European Value Retail SA, 3.63%,
07/15/25 ................. 1,003 1,316,870
Barclays plc:
(USD Swap Semi 5 Year + 6.77%),
7.88%
(b)(m)
............... USD 2,670 2,746,763
1.88%, 12/08/23 ............ EUR 3,951 4,840,574
(EUR Swap Annual 1 Year +
3.70%), 3.37%, 04/02/25
(b)
... 12,200 15,520,179
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.12%
(b)(m)
............... GBP 1,315 1,765,531
(EUR Swap Annual 5 Year +
2.45%), 2.63%, 11/11/25
(b)
.... EUR 4,239 4,973,514
(EUR Swap Annual 5 Year +
1.90%), 2.00%, 02/07/28
(b)
... 7,200 8,375,120
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.90%), 2.64%, 06/24/31
(b)
... USD 16,650 16,611,104
BAT Capital Corp., 2.26%, 03/25/28 . 8,977 9,021,533

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United Kingdom (continued)
BP Capital Markets plc:
1.00%, 04/28/23
(l)
........... GBP 3,200 $ 4,134,240
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(b)(m)
......... EUR 17,029 20,502,048
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(b)(m)
............... GBP 1,506 2,035,572
(EUR Swap Annual 5 Year +
4.12%), 3.62%
(b)(m)
......... EUR 13,620 16,436,974
British Telecommunications plc,
(EURIBOR Swap Rate 5 Year +
2.38%), 1.87%, 08/18/80
(b)
..... 14,890 16,181,966
Cabot Financial Luxembourg II SA,
(EURIBOR 3 Month + 6.38%),
6.37%, 06/14/24
(b)
........... 2,424 2,835,255
Cabot Financial Luxembourg SA,
7.50%, 10/01/23 ............ GBP 4,787 6,228,359
Chanel Ceres plc:
0.50%, 07/31/26 ............ EUR 5,650 6,662,462
1.00%, 07/31/31 ............ 4,820 5,716,837
Channel Link Enterprises Finance plc
(b)
:
Series A7, (EURIBOR 6 Month +
5.55%), 1.76%, 06/30/50 .... 6,525 7,579,610
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 5,290,119
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 4,049,976
Connect Finco SARL, 6.75%,
10/01/26
(a)
................ USD 6,167 6,186,426
CPUK Finance Ltd.:
4.25%, 08/28/22 ............ GBP 5,008 6,367,391
4.88%, 08/28/25 ............ 1,412 1,699,388
Derwent London Capital No. 3 Jersey
Ltd., 1.50%, 06/12/25
(l)
........ 2,200 2,665,140
Dignity Finance plc:
Series A, 3.55%, 12/31/34 ..... 1,895 2,579,685
Series B, 4.70%, 12/31/49 ..... 485 483,621
Drax Finco plc, 4.25%, 05/01/22 .... 500 646,891
easyJet plc:
1.75%, 02/09/23 ............ EUR 5,192 5,397,206
0.88%, 06/11/25 ............ 1,100 1,063,967
eG Global Finance plc:
3.63%, 02/07/24 ............ 7,302 8,272,871
4.38%, 02/07/25 ............ 6,777 7,508,680
6.25%, 10/30/25 ............ 17,244 20,126,748
EnQuest plc
(n)
:
0.00%, (0.00% Cash or 7.00% PIK),
04/15/22 ............... GBP 1,821 1,208,226
7.00%, (7.00% Cash or 7.00% PIK),
04/15/22
(a)(o)
............. USD 3,919 1,968,492
FCE Bank plc, 1.62%, 05/11/23 .... EUR 1,847 2,084,308
Fiat Chrysler Automobiles NV:
5.25%, 04/15/23 ............ USD 1,000 1,050,000
3.38%, 07/07/23 ............ EUR 4,110 4,987,426
3.88%, 01/05/26 ............ 5,505 6,978,391
4.50%, 07/07/28 ............ 2,343 3,124,770
Galaxy Bidco Ltd., 6.50%, 07/31/26 . GBP 1,670 2,194,750
Global Switch Finance BV, 1.38%,
10/07/30 ................. EUR 7,725 9,002,743
Greene King Finance plc:
Series A5, (LIBOR GBP 3 Month +
2.50%), 2.56%, 12/15/33
(b)
... GBP 23,505 26,030,755
Series A6, 4.06%, 03/15/35 .... 4,057 5,319,150
Series B2, (LIBOR GBP 3 Month +
2.08%), 2.14%, 03/15/36
(b)
... 900 836,147
Hammerson plc, 2.00%, 07/01/22 ... EUR 4,400 4,812,110
Security Par (000) Value
United Kingdom (continued)
HBOS Capital Funding No. 1 LP:
6.85%
(m)
................. USD 10,676 $ 10,836,140
Heathrow Finance plc:
4.75%, 03/01/24 ............ GBP 100 127,981
3.88%, 03/01/27 ............ 2,000 2,374,244
4.13%, 09/01/29 ............ 3,380 3,986,304
HSBC Holdings plc, 4.25%, 08/18/25 USD 6,445 7,004,245
Hurricane Finance plc, 8.00%, 10/15/25 GBP 1,729 2,324,941
Iceland Bondco plc, 4.63%, 03/15/25 8,800 10,728,961
Informa plc:
2.13%, 10/06/25 ............ EUR 20,100 23,511,336
1.25%, 04/22/28 ............ 13,845 14,795,468
International Consolidated Airlines
Group SA, 0.50%, 07/04/23 ..... 3,100 2,880,417
Intu Jersey 2 Ltd., 2.88%, 11/01/22
(l)
. GBP 6,500 1,929,073
Intu Metrocentre Finance plc, 4.13%,
12/06/23 ................. 900 581,799
Ithaca Energy North Sea plc, 9.38%,
07/15/24
(a)
................ USD 11,129 10,349,970
Jaguar Land Rover Automotive plc:
4.50%, 01/15/26 ............ EUR 1,415 1,377,565
4.50%, 10/01/27
(a)
........... USD 10,500 8,662,500
Ladbrokes Group Finance plc:
5.13%, 09/16/22 ............ GBP 752 987,456
5.13%, 09/08/23 ............ 1,857 2,462,075
Legal & General Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.38%), 5.62%
(b)
(m)
...................... 5,600 7,391,435
Marks & Spencer plc
(e)
:
3.00%, 12/08/23 ............ 2,400 3,136,938
6.00%, 06/12/25 ............ 1,700 2,371,074
4.50%, 07/10/27 ............ 6,775 8,663,093
Matalan Finance plc, 6.75%, 01/31/23 1,497 1,274,892
Mitchells & Butlers Finance plc, Series
D1, (LIBOR GBP 3 Month + 2.13%),
2.18%, 06/15/36
(b)
........... 2,225 1,837,458
Motability Operations Group plc, 0.38%,
01/03/26 ................. EUR 7,580 9,040,030
National Westminster Bank plc
(b)(m)
:
Series C, (LIBOR USD 3 Month +
0.25%), 0.51% ........... USD 8,920 7,849,600
Series A, (LIMEAN USD 6 Month +
0.25%), 0.63% ........... 200 175,360
Series B, (LIBOR USD 6 Month +
0.25%), 0.41% ........... 1,600 1,402,880
Nationwide Building Society, 0.25%,
07/22/25 ................. EUR 6,600 7,718,066
Natwest Group plc:
2.50%, 03/22/23 ............ 14,771 18,180,258
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
2.15%), 2.36%, 05/22/24
(b)
... USD 3,275 3,360,001
NatWest Markets plc, 2.75%, 04/02/25 EUR 10,000 12,728,704
Neptune Energy Bondco plc, 6.63%,
05/15/25
(a)
................ USD 14,124 12,597,478
New Look Financing plc, 5.00%, (5.00%
Cash or 12.00% PIK), 05/03/24
(a)(n)(o)
GBP 1,775 47,273
Pinewood Finance Co. Ltd., 3.25%,
09/30/25 ................. 14,897 19,137,766
Playtech plc, 4.25%, 03/07/26 ..... EUR 1,200 1,410,457
Premier Foods Finance plc, 6.25%,
10/15/23 ................. GBP 4,600 6,081,626
Rolls-Royce plc:
0.88%, 05/09/24 ............ EUR 6,400 6,500,498
1.63%, 05/09/28 ............ 7,668 7,189,077

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United Kingdom (continued)
Santander UK Group Holdings plc,
(GBP Swap 5 Year + 5.79%),
6.75%
(b)(m)
................. GBP 200 $ 271,172
SSE plc, (EUR Swap Annual 5 Year +
1.99%), 2.38%
(b)(m)
........... EUR 4,500 5,289,321
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ............ GBP 13,235 15,711,560
(EURIBOR 3 Month + 5.75%),
5.75%, 07/31/25
(b)
......... EUR 4,500 4,556,375
8.25%, 07/31/25 ............ GBP 11,700 13,963,967
Synlab Bondco plc, (EURIBOR 3 Month
+ 4.75%), 4.75%, 07/01/25
(b)
.... EUR 9,939 11,777,085
Synlab Unsecured Bondco plc, 8.25%,
07/01/23 ................. 603 722,895
Synthomer plc, 3.88%, 07/01/25 .... 8,631 10,296,506
Tesco plc, 5.13%, 04/10/47 ....... 300 504,534
Tesco Property Finance 1 plc, 7.62%,
07/13/39 ................. GBP 3,110 5,945,892
Tesco Property Finance 3 plc, 5.74%,
04/13/40 ................. 6,848 11,672,207
Tesco Property Finance 4 plc, 5.80%,
10/13/40 ................. 3,236 5,581,502
Tullow Oil Jersey Ltd., 6.63%,
07/12/21
(l)
................. USD 5,800 3,770,000
Unique Pub Finance Co. plc (The):
Series M, 7.40%, 03/28/24
(e)
.... GBP 14,699 19,725,449
Series A4, 5.66%, 06/30/27 .... 7,345 9,732,155
Series N, 6.46%, 03/30/32
(e)
.... 9,101 11,104,488
Very Group Funding plc (The), 7.75%,
11/15/22 .................. 700 862,599
Virgin Media Finance plc, 3.75%,
07/15/30 ................. EUR 11,477 12,848,177
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(a)
........... USD 1,520 1,584,600
5.00%, 04/15/27 ............ GBP 2,042 2,753,465
5.25%, 05/15/29 ............ 800 1,090,346
5.50%, 05/15/29
(a)
........... USD 10,552 11,327,044
4.25%, 01/15/30 ............ GBP 3,325 4,222,548
4.50%, 08/15/30
(a)
........... USD 1,425 1,464,102
Vmed O2 UK Financing I plc, 3.25%,
01/31/31 ................. EUR 22,875 26,652,170
Vodafone Group plc:
4.38%, 05/30/28 ............ USD 7,330 8,676,519
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78
(b)
... EUR 1,510 1,936,233
(GBP Swap 5 Year + 3.27%),
4.87%, 10/03/78
(b)
......... GBP 1,475 2,012,590
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78
(b)
......... USD 23,500 25,350,625
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79
(b)
... EUR 12,300 14,655,479
Series NC6, (EUR Swap Annual 5
Year + 3.00%), 2.63%, 08/27/80
(b)
3,625 4,223,568
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80
(b)
2,500 2,860,807
Wagamama Finance plc, 4.13%,
07/01/22 ................. GBP 2,200 2,625,522
William Hill plc, 4.75%, 05/01/26 .... 251 336,185
WPP Finance 2016, 1.38%, 03/20/25 EUR 7,935 9,666,223
WPP Finance SA, 2.38%, 05/19/27 .. 12,245 15,633,933
833,246,972
United States — 15.0%
AbbVie, Inc., 1.25%, 06/01/24
(a)
.... 7,390 8,972,287
Advanced Micro Devices, Inc., 7.50%,
08/15/22 ................. USD 36,430 40,482,837
Security Par (000) Value
United States (continued)
Albertsons Cos., Inc.:
3.50%, 02/15/23
(a)
........... USD 6,589 $ 6,699,366
5.75%, 03/15/25 ............ 2,004 2,067,226
3.25%, 03/15/26
(a)
........... 8,604 8,537,921
7.50%, 03/15/26
(a)
........... 1,242 1,362,524
4.63%, 01/15/27
(a)
........... 1,589 1,625,849
5.88%, 02/15/28
(a)
........... 2,239 2,390,132
3.50%, 03/15/29
(a)
........... 21,807 21,166,419
4.88%, 02/15/30
(a)
........... 1,177 1,227,023
Alcoa Nederland Holding BV
(a)
:
6.75%, 09/30/24 ............ 1,507 1,554,094
7.00%, 09/30/26 ............ 1,018 1,066,355
6.13%, 05/15/28 ............ 1,536 1,618,560
Allegiant Travel Co., 8.50%, 05/02/24
(a)
8,741 8,741,000
Amazon.com, Inc., 4.05%, 08/22/47 . 6,848 8,896,976
Ambac Assurance Corp., 5.10%
(a)(m)
. 1,407 1,928,159
AMC Entertainment Holdings, Inc.,
10.50%, 04/15/25
(a)
.......... 2,779 2,070,355
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 1,990 2,034,775
4.75%, 08/01/25 ............ 3,032 3,134,163
American Airlines Group, Inc., Series
2017-1C, 5.18%, 08/15/23
(c)
.... 2,437 2,135,877
American Airlines Pass-Through Trust
(c)
:
Series 2019-1C, Class A, 4.13%,
06/15/22 ............... 36,175 31,067,090
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 3,033 2,555,419
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 5,814 5,080,273
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 40,818 36,532,468
American Airlines, Inc., Series 2017-2C,
5.18%, 10/15/23
(c)
........... 2,718 2,201,828
American Builders & Contractors
Supply Co., Inc.
(a)
:
5.88%, 05/15/26 ............ 1,821 1,889,287
4.00%, 01/15/28 ............ 2,924 2,971,515
American Energy- Permian Basin LLC,
12.00%, 10/01/24
(a)(g)(j)
........ 11,177 111,770
American Tower Corp.:
1.95%, 05/22/26 ............ EUR 8,890 11,293,700
2.10%, 06/15/30 ............ USD 4,726 4,756,622
American University (The), Series 2019,
3.67%, 04/01/49 ............ 9,911 11,334,047
AMN Healthcare, Inc.
(a)
:
5.13%, 10/01/24 ............ 9,636 9,864,855
4.63%, 10/01/27 ............ 3,243 3,324,075
Amphenol Technologies Holding GmbH,
0.75%, 05/04/26 ............ EUR 8,700 10,321,699
Applied Materials, Inc., 2.75%, 06/01/50 USD 2,143 2,252,171
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 998 1,009,776
5.00%, 02/01/28
(a)
........... 2,311 2,328,333
Ardagh Packaging Finance plc:
6.00%, 02/15/25
(a)
........... 1,452 1,507,612
2.13%, 08/15/26 ............ EUR 2,000 2,274,291
4.13%, 08/15/26
(a)
........... USD 2,106 2,134,957
4.75%, 07/15/27 ............ GBP 9,597 12,411,002
5.25%, 08/15/27
(a)
........... USD 2,426 2,472,094
Arrow Bidco LLC, 9.50%, 03/15/24
(a)
. 16,599 13,777,170
Ashland Services BV, 2.00%, 01/30/28 EUR 4,807 5,354,169
Ashton Woods USA LLC
(a)
:
6.75%, 08/01/25 ............ USD 2,857 2,899,855
9.88%, 04/01/27 ............ 18,106 19,916,600
6.63%, 01/15/28 ............ 12,838 12,902,190

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
AT&T, Inc.:
2.75%, 06/01/31 ............ USD 44,060 $ 46,485,854
3.65%, 06/01/51 ............ 14,640 14,766,641
Avaya Holdings Corp., 2.25%,
06/15/23
(l)
................. 1,600 1,502,400
Avaya, Inc., 6.13%, 09/15/28
(a)
..... 4,924 5,020,510
Avis Budget Finance plc:
4.13%, 11/15/24 ............ EUR 2,167 2,222,908
4.75%, 01/30/26 ............ 4,900 4,880,382
Axalta Coating Systems Dutch Holding
B BV, 3.75%, 01/15/25 ........ 2,016 2,361,896
Axalta Coating Systems LLC, 4.25%,
08/15/24 ................. 600 706,257
Ball Corp.:
0.88%, 03/15/24 ............ 5,971 6,876,940
5.25%, 07/01/25 ............ USD 1,177 1,332,276
4.88%, 03/15/26 ............ 883 984,545
Banff Merger Sub, Inc., 8.38%,
09/01/26 ................. EUR 1,808 2,151,586
Bank of America Corp.
(b)
:
(LIBOR USD 3 Month + 1.19%),
2.88%, 10/22/30 .......... USD 20,350 21,979,876
(SOFR + 2.15%), 2.59%, 04/29/31 38,923 41,410,996
(SOFR + 1.93%), 2.68%, 06/19/41 21,956 22,418,862
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51 .......... 18,000 22,290,134
Bausch Health Americas, Inc.
(a)
:
9.25%, 04/01/26 ............ 4,529 4,981,900
8.50%, 01/31/27 ............ 5,220 5,735,475
Bausch Health Cos., Inc.:
4.50%, 05/15/23 ............ EUR 29,059 33,752,077
7.00%, 03/15/24
(a)
........... USD 10,497 10,864,395
5.50%, 11/01/25
(a)
........... 13,598 13,954,948
9.00%, 12/15/25
(a)
........... 4,525 4,922,295
5.75%, 08/15/27
(a)
........... 1,826 1,937,842
7.00%, 01/15/28
(a)
........... 2,282 2,418,920
7.25%, 05/30/29
(a)
........... 4,548 4,900,470
Beacon Roofing Supply, Inc., 4.50%,
11/15/26
(a)
................ 2,515 2,590,450
Beazer Homes USA, Inc., 7.25%,
10/15/29 ................. 11,497 12,330,532
Becton Dickinson and Co., 3.79%,
05/20/50 ................. 10,589 11,843,964
Becton Dickinson Euro Finance SARL,
1.21%, 06/04/26 ............ EUR 12,065 14,509,661
Belden, Inc.:
2.88%, 09/15/25 ............ 1,210 1,382,063
4.13%, 10/15/26 ............ 3,648 4,341,254
3.88%, 03/15/28 ............ 1,200 1,406,940
Berry Global, Inc.:
1.00%, 01/15/25 ............ 6,169 6,941,143
4.50%, 02/15/26
(a)
........... USD 1,500 1,515,000
4.88%, 07/15/26
(a)
........... 5,854 6,146,700
5.63%, 07/15/27
(a)
........... 1,525 1,601,250
Blackstone Holdings Finance Co. LLC,
2.00%, 05/19/25 ............ EUR 7,400 9,334,041
Boeing Co. (The), 4.88%, 05/01/25 .. USD 10,000 10,881,252
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ............ EUR 12,347 14,926,741
7.13%, 10/02/25
(a)
........... USD 1,754 1,873,377
Boyd Gaming Corp.:
8.63%, 06/01/25
(a)
........... 2,751 3,015,866
6.38%, 04/01/26 ............ 1,000 1,041,190
4.75%, 12/01/27 ............ 14,020 13,757,125
Broadcom, Inc.:
4.70%, 04/15/25 ............ 20,603 23,411,448
Security Par (000) Value
United States (continued)
3.15%, 11/15/25 ............ USD 3,771 $ 4,084,478
5.00%, 04/15/30 ............ 6,829 8,055,470
4.15%, 11/15/30 ............ 7,330 8,234,110
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(a)
................ 2,043 1,610,027
Bruce Mansfield Unit 1 Pass-Through
Trust, 8.88%, 08/01/23 ........ 17,020 21,275
Buckeye Partners LP:
4.15%, 07/01/23 ............ 3,919 3,867,073
4.35%, 10/15/24 ............ 4,975 4,881,719
4.13%, 03/01/25
(a)
........... 8,450 8,027,500
3.95%, 12/01/26 ............ 706 657,851
Burlington Northern Santa Fe LLC,
3.05%, 02/15/51 ............ 7,297 8,035,685
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 38,804 40,559,687
8.13%, 07/01/27 ............ 17,284 18,321,040
Caesars Resort Collection LLC
(a)
:
5.75%, 07/01/25 ............ 4,358 4,494,187
5.25%, 10/15/25 ............ 5,118 4,951,665
Callon Petroleum Co., 6.13%, 10/01/24 5,905 1,682,925
Calpine Corp.
(a)
:
5.25%, 06/01/26 ............ 20,315 21,104,847
4.50%, 02/15/28 ............ 32,856 33,649,144
5.13%, 03/15/28 ............ 11,663 12,071,205
Capital One Financial Corp., 0.80%,
06/12/24 ................. EUR 7,520 8,822,114
Capitol Investment Merger Sub 2 LLC,
10.00%, 08/01/24
(a)
.......... USD 13,791 14,446,072
Carlson Travel, Inc., 6.75%, 12/15/25
(a)
8,210 6,198,550
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... 15,825 17,734,207
10.13%, 02/01/26 ........... EUR 6,287 7,814,571
Carpenter Technology Corp., 4.45%,
03/01/23 ................. USD 12,790 13,238,373
Carvana Co.
(a)
:
5.63%, 10/01/25 ............ 1,525 1,504,031
5.88%, 10/01/28 ............ 975 962,813
Catalent Pharma Solutions, Inc.:
2.38%, 03/01/28 ............ EUR 8,251 9,286,930
CCO Holdings LLC
(a)
:
5.50%, 05/01/26 ............ USD 3,053 3,171,304
5.13%, 05/01/27 ............ 6,601 6,945,704
5.00%, 02/01/28 ............ 9,377 9,845,850
5.38%, 06/01/29 ............ 3,017 3,269,674
4.50%, 08/15/30 ............ 3,318 3,484,049
CDK Global, Inc., 5.00%, 10/15/24
(e)
. 2,120 2,342,600
Cedar Fair LP:
5.50%, 05/01/25
(a)
........... 6,807 7,011,210
5.38%, 04/15/27 ............ 1,009 1,003,955
5.25%, 07/15/29 ............ 1,905 1,828,800
Centene Corp.:
4.75%, 01/15/25 ............ 1,915 1,968,237
5.25%, 04/01/25
(a)
........... 6,555 6,812,284
5.38%, 06/01/26
(a)
........... 15,531 16,365,791
5.38%, 08/15/26
(a)
........... 3,787 4,011,096
4.25%, 12/15/27 ............ 23,881 24,989,795
4.63%, 12/15/29 ............ 14,718 15,875,718
3.38%, 02/15/30 ............ 12,969 13,455,337
3.00%, 10/15/30 ............ 19,810 20,210,162
Centennial Resource Production LLC
(a)
:
5.38%, 01/15/26 ............ 30,495 12,198,000
6.88%, 04/01/27 ............ 4,962 2,022,015
Century Communities, Inc., 6.75%,
06/01/27 ................. 13,410 14,147,550

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
CenturyLink, Inc.:
Series Y, 7.50%, 04/01/24 ..... USD 77 $ 86,209
5.63%, 04/01/25 ............ 1,521 1,624,979
5.13%, 12/15/26
(a)(p)
.......... 2,463 2,530,462
4.00%, 02/15/27
(a)
........... 3,768 3,827,949
Charles River Laboratories
International, Inc.
(a)
:
5.50%, 04/01/26 ............ 425 447,313
4.25%, 05/01/28 ............ 1,492 1,565,839
Charter Communications Operating
LLC:
(LIBOR USD 3 Month + 1.65%),
1.90%, 02/01/24
(b)
......... 557 569,841
2.80%, 04/01/31 ............ 25,646 26,672,223
3.70%, 04/01/51 ............ 8,615 8,514,123
Cheniere Corpus Christi Holdings LLC,
5.13%, 06/30/27 ............ 98 109,088
Cheniere Energy Partners LP:
5.25%, 10/01/25 ............ 26,425 27,032,775
5.63%, 10/01/26 ............ 8,483 8,822,320
4.50%, 10/01/29 ............ 8,195 8,406,185
Cheniere Energy, Inc.
(a)
:
0.00%, (0.00% Cash or 4.88% PIK),
05/28/21
(l)(n)
............. 46,386 45,565,961
4.63%, 10/15/28 ............ 4,033 4,138,866
Chesapeake Energy Corp.
(g)(j)
:
6.63%, 08/15/20 ............ 1,665 58,275
6.13%, 02/15/21 ............ 27,853 974,855
5.38%, 06/15/21 ............ 4,795 179,812
11.50%, 01/01/25
(a)
.......... 322 43,470
CHRISTUS Health, Series C, 4.34%,
07/01/28 ................. 2,504 2,914,141
Churchill Downs, Inc.
(a)
:
5.50%, 04/01/27 ............ 1,206 1,258,823
4.75%, 01/15/28 ............ 588 590,940
Cincinnati Bell, Inc., 7.00%, 07/15/24
(a)
1,150 1,183,798
Cinemark Holdings, Inc., 4.50%,
08/15/25
(a)(l)
................ 4,314 4,289,665
Citgo Holding, Inc., 9.25%, 08/01/24
(a)
9,560 9,105,900
Citigroup, Inc.
(b)
:
(EURIBOR 3 Month + 0.96%),
0.50%, 10/08/27 .......... EUR 7,295 8,512,738
(SOFR + 3.91%), 4.41%, 03/31/31 USD 10,930 13,102,078
(SOFR + 2.11%), 2.57%, 06/03/31 32,390 33,946,987
Claremont Mckenna College, Series
2019, 3.38%, 01/01/50 ........ 2,005 2,268,600
Clarios Global LP:
4.38%, 05/15/26 ............ EUR 14,872 17,458,472
6.25%, 05/15/26
(a)
........... USD 2,034 2,132,751
Clean Harbors, Inc., 4.88%, 07/15/27
(a)
2,067 2,144,512
Clear Channel Worldwide Holdings,
Inc., 5.13%, 08/15/27
(a)
........ 747 717,307
Colfax Corp.:
6.00%, 02/15/24
(a)
........... 1,215 1,259,044
3.25%, 05/15/25 ............ EUR 1,649 1,933,756
Comcast Corp.:
1.95%, 01/15/31 ............ USD 10,367 10,655,615
4.00%, 03/01/48 ............ 7,187 8,731,956
4.95%, 10/15/58 ............ 11,955 17,129,522
Commercial Metals Co.:
4.88%, 05/15/23 ............ 9,935 10,332,400
5.75%, 04/15/26 ............ 5,469 5,687,760
5.38%, 07/15/27 ............ 22,403 23,628,444
CommScope, Inc.
(a)
:
6.00%, 03/01/26 ............ 15,580 16,242,150
8.25%, 03/01/27 ............ 11,340 11,793,600
Security Par (000) Value
United States (continued)
7.13%, 07/01/28 ............ USD 5,711 $ 5,868,052
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%, 12/15/29 2,204 2,382,790
Constellium SE, 5.88%, 02/15/26
(a)
.. 1,516 1,555,477
Cottage Health Obligated Group, Series
2020, 3.30%, 11/01/49 ........ 1,024 1,136,761
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 858 839,978
4.75%, 04/15/26 ............ 1,800 1,634,344
Crown Americas LLC, 4.75%, 02/01/26 USD 1,766 1,832,225
Crown Castle International Corp.:
4.30%, 02/15/29 ............ 3,745 4,371,353
3.10%, 11/15/29 ............ 6,450 6,989,387
4.15%, 07/01/50 ............ 15,807 18,067,721
Crown European Holdings SA:
2.25%, 02/01/23 ............ EUR 3,267 3,858,856
0.75%, 02/15/23 ............ 5,940 6,788,311
CrownRock LP, 5.63%, 10/15/25
(a)
.. USD 7,399 6,973,557
CSC Holdings LLC:
5.25%, 06/01/24 ............ 360 386,100
5.50%, 05/15/26
(a)
........... 13,689 14,236,560
5.50%, 04/15/27
(a)
........... 1,619 1,704,159
5.38%, 02/01/28
(a)
........... 4,280 4,520,750
6.50%, 02/01/29
(a)
........... 2,101 2,329,484
5.75%, 01/15/30
(a)
........... 6,824 7,250,500
CVS Health Corp., 2.70%, 08/21/40 . 2,328 2,218,778
CyrusOne LP:
1.45%, 01/22/27 ............ EUR 2,765 3,215,779
3.45%, 11/15/29 ............ USD 7,200 7,801,704
Darling Ingredients, Inc., 5.25%,
04/15/27
(a)
................ 1,008 1,058,400
DaVita, Inc., 4.63%, 06/01/30
(a)
.... 11,170 11,441,431
DCP Midstream Operating LP:
5.38%, 07/15/25 ............ 1,971 2,032,259
5.13%, 05/15/29 ............ 706 695,410
Dell International LLC, 5.85%,
07/15/25
(a)
................ 34,363 40,039,489
Delta Air Lines Pass-Through Trust:
Series 2015-1, Class B, 4.25%,
07/30/23 ............... 2,689 2,473,793
Series 2019-1, Class AA, 3.20%,
04/25/24 ............... 246 245,167
Delta Air Lines, Inc.
(a)
:
4.50%, 10/20/25 ............ 13,897 14,270,168
4.75%, 10/20/28 ............ 12,770 13,258,824
DH Europe Finance II SARL:
0.20%, 03/18/26 ............ EUR 12,265 14,326,951
1.80%, 09/18/49 ............ 4,200 4,952,122
Diamond Sports Group LLC, 5.38%,
08/15/26
(a)
................ USD 11,844 8,379,630
Diamondback Energy, Inc., 5.38%,
05/31/25 ................. 120 124,601
Digital Dutch Finco BV:
0.63%, 07/15/25 ............ EUR 8,640 10,249,008
1.00%, 01/15/32 ............ 1,960 2,269,406
Discovery Communications LLC,
3.95%, 03/20/28 ............ USD 2,930 3,333,166
DISH DBS Corp., 6.75%, 06/01/21 .. 7,015 7,190,375
Dow Chemical Co. (The), 0.50%,
03/15/27 ................. EUR 5,220 5,934,503
Dun & Bradstreet Corp. (The)
(a)
:
6.88%, 08/15/26 ............ USD 5,031 5,403,546
10.25%, 02/15/27 ........... 16,369 18,496,970
DuPont de Nemours, Inc., 2.17%,
05/01/23 ................. 8,518 8,605,858

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Elanco Animal Health, Inc.
(e)
:
4.91%, 08/27/21 ............ USD 8,047 $ 8,258,234
5.27%, 08/28/23 ............ 20,996 22,518,210
5.90%, 08/28/28 ............ 3,733 4,311,615
Encore Capital Group, Inc., 4.88%,
10/15/25 ................. EUR 9,044 10,568,222
Endeavor Energy Resources LP
(a)
:
5.50%, 01/30/26 ............ USD 6,986 6,933,605
5.75%, 01/30/28 ............ 6,367 6,398,835
Enterprise Products Operating LLC,
2.80%, 01/31/30 ............ 3,070 3,267,883
Equinix, Inc., 1.55%, 03/15/28 ..... 3,443 3,448,775
ESH Hospitality, Inc., 5.25%, 05/01/25
(a)
9,270 9,362,700
Exxon Mobil Corp.:
1.41%, 06/26/39 ............ EUR 12,760 14,745,361
3.45%, 04/15/51 ............ USD 24,079 26,456,904
Fidelity National Information Services,
Inc.:
0.63%, 12/03/25 ............ EUR 5,540 6,612,537
3.36%, 05/21/31 ............ GBP 3,270 4,898,100
2.95%, 05/21/39 ............ EUR 1,225 1,736,528
FirstEnergy Transmission LLC, 4.35%,
01/15/25
(a)
................ USD 12,745 14,205,953
Fiserv, Inc.:
2.65%, 06/01/30 ............ 10,641 11,450,625
4.40%, 07/01/49 ............ 2,930 3,675,395
Five Point Operating Co. LP, 7.88%,
11/15/25
(a)
................ 21,761 21,750,119
Ford Foundation (The), Series 2020,
2.42%, 06/01/50 ............ 450 462,294
Ford Motor Credit Co. LLC:
5.58%, 03/18/24 ............ 15,627 16,255,791
1.74%, 07/19/24 ............ EUR 247 269,393
5.13%, 06/16/25 ............ USD 625 644,531
3.25%, 09/15/25 ............ EUR 3,725 4,250,211
2.33%, 11/25/25 ............ 10,904 11,902,272
2.39%, 02/17/26 ............ 2,821 3,075,078
Forestar Group, Inc.
(a)
:
8.00%, 04/15/24 ............ USD 24,894 26,325,405
5.00%, 03/01/28 ............ 12,530 12,655,300
Freeport-McMoRan, Inc.:
3.88%, 03/15/23 ............ 2,520 2,596,129
5.00%, 09/01/27 ............ 706 737,453
5.25%, 09/01/29 ............ 706 758,950
Frontier Communications Corp., 8.50%,
04/01/26
(a)(e)
............... 10,835 10,921,680
GE Capital Funding LLC
(a)
:
3.45%, 05/15/25 ............ 35,000 37,565,835
4.40%, 05/15/30 ............ 13,992 15,026,132
General Electric Co., 4.35%, 05/01/50 3,771 3,844,952
General Motors Co., 6.13%, 10/01/25 23,158 26,901,698
General Motors Financial Co., Inc.:
5.20%, 03/20/23 ............ 12,458 13,514,973
2.90%, 02/26/25 ............ 715 736,858
2.75%, 06/20/25 ............ 13,668 13,983,978
2.70%, 08/20/27 ............ 15,000 14,890,892
George Washington University (The),
Series 2018, 4.13%, 09/15/48 ... 5,324 6,542,439
Gilead Sciences, Inc., 4.15%, 03/01/47 7,085 8,639,232
Global Payments, Inc., 2.90%, 05/15/30 19,494 20,858,775
GLP Capital LP:
5.38%, 11/01/23 ............ 343 366,996
4.00%, 01/15/31 ............ 9,820 10,222,915
Golden Entertainment, Inc., 7.63%,
04/15/26
(a)
................ 3,070 3,031,625
Golden Nugget, Inc., 6.75%, 10/15/24
(a)
7,140 5,961,900
Security Par (000) Value
United States (continued)
Goldman Sachs Group, Inc. (The),
3.38%, 03/27/25 ............ EUR 10,895 $ 14,438,172
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ............ USD 1,000 1,085,000
5.00%, 05/31/26 ............ 1,847 1,794,582
Gray Oak Pipeline LLC
(a)
:
2.00%, 09/15/23 ............ 5,679 5,710,322
2.60%, 10/15/25 ............ 7,287 7,312,090
Gray Television, Inc., 5.88%, 07/15/26
(a)
4,253 4,412,488
Great Western Petroleum LLC, 9.00%,
09/30/21
(a)
................ 15,677 9,131,853
H&E Equipment Services, Inc., 5.63%,
09/01/25 ................. 3,022 3,150,435
Hanesbrands Finance Luxembourg
SCA, 3.50%, 06/15/24 ........ EUR 685 833,246
Hanesbrands, Inc.
(a)
:
4.63%, 05/15/24 ............ USD 3,430 3,566,480
5.38%, 05/15/25 ............ 4,235 4,467,925
4.88%, 05/15/26 ............ 1,059 1,130,482
HCA, Inc.:
5.38%, 02/01/25 ............ 6,268 6,863,460
5.25%, 04/15/25 ............ 5,380 6,212,012
5.88%, 02/15/26 ............ 4,617 5,171,040
5.25%, 06/15/26 ............ 2,517 2,936,555
5.38%, 09/01/26 ............ 3,698 4,086,290
5.63%, 09/01/28 ............ 1,765 2,019,072
5.88%, 02/01/29 ............ 4,230 4,927,950
HD Supply, Inc., 5.38%, 10/15/26
(a)
.. 4,089 4,277,258
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24 ............ 3,182 3,166,090
5.13%, 05/01/26 ............ 1,240 1,276,295
4.88%, 01/15/30 ............ 3,193 3,288,790
Hilton Worldwide Finance LLC:
4.63%, 04/01/25 ............ 9,381 9,474,810
4.88%, 04/01/27 ............ 3,000 3,047,775
Hologic, Inc., 4.38%, 10/15/25
(a)
.... 1,171 1,197,348
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(a)
................ 706 749,243
Howard Hughes Corp. (The)
(a)
:
5.38%, 03/15/25 ............ 3,437 3,492,336
5.38%, 08/01/28 ............ 7,145 7,141,356
Howmet Aerospace, Inc.:
5.13%, 10/01/24 ............ 1,541 1,633,460
5.90%, 02/01/27 ............ 18,766 20,216,424
Hyatt Hotels Corp., 5.38%, 04/23/25 . 3,404 3,664,590
Hyundai Capital America
(a)
:
3.40%, 06/20/24 ............ 23,579 24,905,319
1.80%, 10/15/25 ............ 6,576 6,538,254
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 3,097 3,226,018
5.25%, 08/15/27
(a)
........... 2,865 2,793,375
4.75%, 01/15/28
(a)
........... 588 554,159
International Business Machines Corp.:
4.25%, 05/15/49 ............ 25,655 32,163,745
2.95%, 05/15/50 ............ 3,002 3,101,754
International Game Technology plc:
6.25%, 02/15/22
(a)
........... 1,544 1,576,810
4.75%, 02/15/23 ............ EUR 3,400 4,056,091
3.50%, 07/15/24 ............ 2,699 3,116,976
6.50%, 02/15/25
(a)
........... USD 4,861 5,170,889
3.50%, 06/15/26 ............ EUR 8,900 9,886,560
6.25%, 01/15/27
(a)
........... USD 2,827 3,031,957
5.25%, 01/15/29
(a)
........... 700 707,875
IQVIA, Inc.:
3.25%, 03/15/25 ............ EUR 3,075 3,625,906
5.00%, 10/15/26
(a)
........... USD 7,359 7,690,155

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
5.00%, 05/15/27
(a)
........... USD 2,216 $ 2,323,631
IRB Holding Corp., 7.00%, 06/15/25
(a)
2,901 3,093,191
Iron Mountain UK plc, 3.88%, 11/15/25 GBP 3,019 3,933,812
Iron Mountain, Inc.
(a)
:
5.00%, 07/15/28 ............ USD 10,250 10,506,045
5.25%, 07/15/30 ............ 5,211 5,432,468
Jagged Peak Energy LLC, 5.88%,
05/01/26 ................. 8,197 8,156,015
Jaguar Holding Co. II/PPD
Development LP
(a)
:
4.63%, 06/15/25 ............ 3,525 3,630,750
5.00%, 06/15/28 ............ 1,512 1,578,150
JBS Investments II GmbH
(a)
:
7.00%, 01/15/26 ............ 4,047 4,320,172
5.75%, 01/15/28 ............ 1,505 1,565,200
JBS USA LUX SA
(a)
:
5.88%, 07/15/24 ............ 1,135 1,157,360
5.75%, 06/15/25 ............ 2,340 2,406,807
6.75%, 02/15/28 ............ 4,538 4,923,730
6.50%, 04/15/29 ............ 5,768 6,402,307
5.50%, 01/15/30 ............ 1,471 1,601,139
JPMorgan Chase & Co.
(b)
:
(SOFR + 3.79%), 4.49%, 03/24/31 14,670 17,902,424
(SOFR + 2.46%), 3.11%, 04/22/41 10,940 11,867,046
(SOFR + 2.44%), 3.11%, 04/22/51 5,124 5,498,677
KAR Auction Services, Inc., 5.13%,
06/01/25
(a)
................ 2,431 2,430,951
KB Home, 7.63%, 05/15/23 ....... 4,682 5,138,495
KFC Holding Co.
(a)
:
5.00%, 06/01/24 ............ 5,600 5,741,680
5.25%, 06/01/26 ............ 8,390 8,717,210
Kraft Heinz Foods Co., 3.88%,
05/15/27
(a)
................ 9,208 9,753,211
Kraton Polymers LLC, 5.25%, 05/15/26 EUR 1,773 2,094,345
Kronos International, Inc., 3.75%,
09/15/25 ................. 700 808,404
L Brands, Inc., 6.63%, 10/01/30
(a)
... USD 1,166 1,186,405
Lam Research Corp., 2.88%, 06/15/50 7,518 7,772,026
Lamar Media Corp.:
5.75%, 02/01/26 ............ 1,316 1,358,770
3.75%, 02/15/28
(a)
........... 706 702,470
Lamb Weston Holdings, Inc.
(a)
:
4.63%, 11/01/24 ............ 5,985 6,239,362
4.88%, 11/01/26 ............ 2,699 2,813,708
Lennar Corp.:
2.95%, 11/29/20 ............ 55 55,000
8.38%, 01/15/21 ............ 2,042 2,077,735
4.75%, 04/01/21 ............ 6,430 6,486,262
4.13%, 01/15/22 ............ 3,018 3,089,677
4.75%, 11/15/22
(e)
........... 28,591 29,734,640
4.88%, 12/15/23 ............ 3,655 3,933,694
4.50%, 04/30/24 ............ 1,760 1,883,200
5.88%, 11/15/24 ............ 10,976 12,210,800
4.75%, 05/30/25 ............ 1,207 1,317,299
5.25%, 06/01/26 ............ 172 193,070
4.75%, 11/29/27 ............ 2,172 2,479,881
Level 3 Financing, Inc.:
5.38%, 01/15/24 ............ 6,675 6,710,077
5.25%, 03/15/26 ............ 4,817 4,990,171
4.63%, 09/15/27
(a)
........... 1,177 1,209,367
4.25%, 07/01/28
(a)
........... 14,883 15,111,008
3.63%, 01/15/29
(a)
........... 10,450 10,319,375
Levi Strauss & Co., 5.00%, 05/01/25 . 1,000 1,023,125
LGI Homes, Inc., 6.88%, 07/15/26
(a)
. 2,857 2,985,565
Security Par (000) Value
United States (continued)
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.62%,
05/23/59
(b)
................ EUR 4,125 $ 4,768,647
LKQ European Holdings BV, 3.63%,
04/01/26 ................. 3,000 3,548,162
Lockheed Martin Corp., 2.80%,
06/15/50 ................. USD 887 932,278
Logan Merger Sub, Inc., 5.50%,
09/01/27
(a)
................ 15,769 15,951,132
Lowe's Cos., Inc., 5.13%, 04/15/50 .. 21,306 29,404,686
M/I Homes, Inc., 4.95%, 02/01/28 ... 10,833 11,157,990
Macy's Retail Holdings LLC, 3.45%,
01/15/21 ................. 4,000 3,950,000
Macy's, Inc., 8.38%, 06/15/25
(a)
.... 7,770 8,033,636
Marriott International, Inc.:
Series N, 3.13%, 10/15/21 ..... 5,120 5,189,443
4.63%, 06/15/30 ............ 2,643 2,830,514
Series GG, 3.50%, 10/15/32 .... 44,056 43,719,687
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... 6,430 6,622,900
6.50%, 09/15/26 ............ 6,714 6,893,398
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 ............ EUR 7,000 8,648,251
2.25%, 11/15/30 ............ USD 3,306 3,459,470
Masonite International Corp.
(a)
:
5.75%, 09/15/26 ............ 350 364,875
5.38%, 02/01/28 ............ 1,010 1,077,099
Massachusetts Institute of Technology,
3.96%, 07/01/38 ............ 8,375 10,408,339
Matador Resources Co., 5.88%,
09/15/26 ................. 1,236 1,033,234
Mauser Packaging Solutions Holding
Co.:
4.75%, 04/15/24 ............ EUR 5,000 5,700,381
5.50%, 04/15/24
(a)
........... USD 14,877 14,929,665
McDonald's Corp., 4.45%, 09/01/48 . 8,325 10,366,467
McLaren Health Care Corp., Series A,
4.39%, 05/15/48 ............ 3,666 4,558,707
Medtronic Global Holdings SCA:
1.13%, 03/07/27 ............ EUR 2,850 3,522,961
2.25%, 03/07/39 ............ 3,570 4,896,185
1.38%, 10/15/40 ............ 5,110 6,112,745
1.75%, 07/02/49 ............ 10,500 12,910,758
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ USD 18,305 19,408,426
4.63%, 06/15/25
(a)
........... 1,349 1,375,980
4.50%, 09/01/26 ............ 2,680 2,718,900
5.75%, 02/01/27 ............ 7,800 8,404,500
MGM Resorts International:
5.75%, 06/15/25 ............ 3,340 3,502,992
4.63%, 09/01/26 ............ 2,497 2,484,515
5.50%, 04/15/27 ............ 769 803,605
Microchip Technology, Inc.:
3.92%, 06/01/21 ............ 25,675 26,243,268
4.25%, 09/01/25
(a)
........... 39,998 41,500,277
Mileage Plus Holdings LLC, 6.50%,
06/20/27
(a)
................ 3,000 3,123,750
Molina Healthcare, Inc., 5.38%,
11/15/22
(e)
................ 1,413 1,476,585
Morgan Stanley
(b)
:
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30 .......... 10,832 12,942,312
(SOFR + 4.84%), 5.60%, 03/24/51 4,000 6,014,176
MPLX LP, 2.65%, 08/15/30 ....... 6,821 6,657,731

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
MPT Operating Partnership LP:
2.55%, 12/05/23 ............ GBP 875 $ 1,126,306
3.33%, 03/24/25 ............ EUR 3,100 3,796,458
5.25%, 08/01/26 ............ USD 588 605,640
5.00%, 10/15/27 ............ 2,816 2,936,243
3.69%, 06/05/28 ............ GBP 700 907,808
4.63%, 08/01/29 ............ USD 1,059 1,101,858
Nationstar Mortgage Holdings, Inc.
(a)
:
9.13%, 07/15/26 ............ 8,467 9,080,857
6.00%, 01/15/27 ............ 2,257 2,300,696
Navient Corp.:
7.25%, 09/25/23 ............ 1,528 1,577,660
6.75%, 06/25/25 ............ 1,509 1,527,862
6.75%, 06/15/26 ............ 1,499 1,495,253
NBCUniversal Media LLC, 4.45%,
01/15/43 ................. 7,530 9,651,261
NCR Corp.
(a)
:
8.13%, 04/15/25 ............ 1,530 1,691,033
5.00%, 10/01/28 ............ 2,600 2,602,080
6.13%, 09/01/29 ............ 1,000 1,058,920
Netflix, Inc.:
5.88%, 02/15/25 ............ 942 1,062,086
3.00%, 06/15/25 ............ EUR 1,600 1,950,957
4.88%, 04/15/28 ............ USD 1,883 2,104,252
5.88%, 11/15/28 ............ 2,236 2,668,006
6.38%, 05/15/29 ............ 3,340 4,108,200
3.88%, 11/15/29 ............ EUR 2,767 3,576,697
5.38%, 11/15/29
(a)
........... USD 1,059 1,248,190
3.63%, 06/15/30 ............ EUR 6,231 7,908,243
4.88%, 06/15/30
(a)
........... USD 1,177 1,341,780
Newfield Exploration Co., 5.38%,
01/01/26 ................. 863 810,469
Nexstar Broadcasting, Inc.
(a)
:
5.63%, 07/15/27 ............ 6,569 6,899,946
4.75%, 11/01/28 ............ 6,890 7,017,810
NGPL PipeCo LLC, 7.77%, 12/15/37
(a)
15,327 19,509,788
Nielsen Co. Luxembourg SARL (The),
5.00%, 02/01/25
(a)
........... 1,488 1,515,900
Nordstrom, Inc., 8.75%, 05/15/25
(a)
.. 1,515 1,660,219
Norfolk Southern Corp., 3.05%,
05/15/50 ................. 2,761 2,934,292
NRG Energy, Inc.:
7.25%, 05/15/26 ............ 14,717 15,662,862
6.63%, 01/15/27 ............ 6,213 6,570,247
5.75%, 01/15/28 ............ 2,671 2,881,341
5.25%, 06/15/29
(a)
........... 4,320 4,698,000
2.75%, 06/01/48
(l)
........... 7,928 8,211,315
Nutrition & Biosciences, Inc., 1.83%,
10/15/27
(a)
................ 15,000 15,068,004
NVIDIA Corp., 3.50%, 04/01/50 .... 3,634 4,252,794
Occidental Petroleum Corp.:
3.13%, 02/15/22 ............ 5,120 4,839,219
8.00%, 07/15/25 ............ 5,000 5,031,150
Ochsner Clinic Foundation, 5.90%,
05/15/45 ................. 3,096 4,024,500
OI European Group BV:
3.13%, 11/15/24 ............ EUR 1,730 2,046,012
2.88%, 02/15/25 ............ 3,698 4,261,051
Oracle Corp., 3.60%, 04/01/50 ..... USD 22,515 25,378,215
Outfront Media Capital LLC
(a)
:
5.00%, 08/15/27 ............ 2,487 2,424,825
4.63%, 03/15/30 ............ 588 564,480
Owens-Brockway Glass Container, Inc.,
5.88%, 08/15/23
(a)
........... 2,117 2,222,850
Park Intermediate Holdings LLC,
5.88%, 10/01/28
(a)
........... 903 900,743
Security Par (000) Value
United States (continued)
Parsley Energy LLC, 5.38%, 01/15/25
(a)
USD 22,147 $ 22,091,633
PBF Holding Co. LLC, 9.25%,
05/15/25
(a)
................ 9,034 9,260,031
PDC Energy, Inc., 5.75%, 05/15/26 .. 810 752,126
PeaceHealth Obligated Group, Series
2018, 4.79%, 11/15/48 ........ 1,293 1,680,251
Pfizer, Inc., 2.70%, 05/28/50 ...... 3,555 3,713,366
PG&E Corp., 5.00%, 07/01/28 ..... 10,698 10,377,060
Philip Morris International, Inc., 2.88%,
03/03/26 ................. EUR 5,885 7,847,289
Pilgrim's Pride Corp.
(a)
:
5.75%, 03/15/25 ............ USD 177 180,319
5.88%, 09/30/27 ............ 1,718 1,773,835
Pioneer Energy Services Corp.
(a)(c)
:
(LIBOR USD 3 Month + 9.50%),
11.00%, 05/15/25
(b)
........ 13,529 10,629,122
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(l)(n)
.............. 9,122 4,929,949
Pioneer Natural Resources Co., 1.90%,
08/15/30 ................. 17,990 16,873,196
Post Holdings, Inc.
(a)
:
5.00%, 08/15/26 ............ 5,133 5,261,325
5.50%, 12/15/29 ............ 2,274 2,433,180
Prologis Euro Finance LLC, 0.25%,
09/10/27 ................. EUR 5,545 6,491,769
PTC, Inc., 3.63%, 02/15/25
(a)
...... USD 3,865 3,922,975
PulteGroup, Inc.:
4.25%, 03/01/21 ............ 425 427,656
5.50%, 03/01/26 ............ 7,505 8,555,700
5.00%, 01/15/27 ............ 1,262 1,427,638
7.88%, 06/15/32 ............ 10,834 14,896,750
6.00%, 02/15/35 ............ 141 174,135
QEP Resources, Inc., 5.25%, 05/01/23 1,500 1,091,250
Qorvo, Inc.:
5.50%, 07/15/26 ............ 20,364 21,597,244
4.38%, 10/15/29 ............ 6,155 6,539,687
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 23,021 22,819,566
3.88%, 03/01/31 ............ 14,096 13,919,800
Quicken Loans, Inc.
(a)
:
5.75%, 05/01/25 ............ 43,325 44,603,087
5.25%, 01/15/28 ............ 4,192 4,416,943
Radiate Holdco LLC
(a)
:
4.50%, 09/15/26 ............ 2,189 2,188,540
6.50%, 09/15/28 ............ 2,379 2,437,910
Raytheon Technologies Corp.:
2.15%, 05/18/30 ............ EUR 4,160 5,424,542
3.13%, 07/01/50 ............ USD 3,235 3,450,384
Realogy Group LLC, 9.38%, 04/01/27
(a)
1,092 1,130,438
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 ............ EUR 8,161 10,000,281
6.25%, 05/15/26
(a)
........... USD 34,900 37,343,000
Reliance Steel & Aluminum Co., 1.30%,
08/15/25 ................. 2,992 2,988,296
Reynolds Group Issuer, Inc.
(a)
:
5.13%, 07/15/23 ............ 1,000 1,012,500
7.00%, 07/15/24 ............ 340 346,120
RHP Hotel Properties LP, 4.75%,
10/15/27 ................. 824 759,662
Royalty Pharma plc, 1.20%, 09/02/25
(a)
5,390 5,371,542
RWJ Barnabas Health, Inc., 3.48%,
07/01/49 ................. 3,026 3,148,929
Sabre GLBL, Inc.
(a)
:
5.25%, 11/15/23 ............ 860 840,650
9.25%, 04/15/25 ............ 6,650 7,318,791
7.38%, 09/01/25 ............ 3,215 3,247,150

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Scientific Games International, Inc.,
5.00%, 10/15/25
(a)
........... USD 5,195 $ 5,220,975
SeaWorld Parks & Entertainment,
Inc.
(a)
:
8.75%, 05/01/25 ............ 6,851 7,244,932
9.50%, 08/01/25 ............ 2,503 2,600,517
Select Medical Corp., 6.25%,
08/15/26
(a)
................ 24,396 25,371,840
Service Properties Trust:
5.00%, 08/15/22 ............ 7,737 7,693,827
4.50%, 06/15/23 ............ 15,967 15,658,518
7.50%, 09/15/25 ............ 2,493 2,649,311
Sherwin-Williams Co. (The), 2.30%,
05/15/30 ................. 8,774 9,162,573
Silgan Holdings, Inc.:
3.25%, 03/15/25 ............ EUR 3,600 4,261,927
2.25%, 06/01/28 ............ 4,840 5,518,605
Sirius XM Radio, Inc.
(a)
:
4.63%, 07/15/24 ............ USD 21,419 22,155,278
5.38%, 07/15/26 ............ 2,064 2,148,005
5.00%, 08/01/27 ............ 12,024 12,535,020
5.50%, 07/01/29 ............ 10,698 11,473,605
Six Flags Entertainment Corp., 4.88%,
07/31/24
(a)
................ 3,001 2,822,951
SM Energy Co.:
1.50%, 07/01/21
(l)
........... 8,783 8,063,420
10.00%, 01/15/25
(a)
.......... 12,937 12,290,150
Sprint Communications, Inc., 6.00%,
11/15/22 .................. 10,855 11,696,263
Sprint Corp.:
7.25%, 09/15/21 ............ 14,374 15,038,798
7.88%, 09/15/23 ............ 32,532 37,371,135
7.13%, 06/15/24 ............ 20,846 23,985,616
7.63%, 02/15/25 ............ 9,105 10,652,850
Sprint Spectrum Co. LLC, 3.36%,
09/20/21
(a)(e)
............... 1,690 1,708,422
Standard Industries, Inc.:
2.25%, 11/21/26 ............ EUR 3,120 3,493,648
5.00%, 02/15/27
(a)
........... USD 1,622 1,686,880
4.75%, 01/15/28
(a)
........... 5,637 5,848,387
Staples, Inc., 7.50%, 04/15/26
(a)
.... 9,801 9,057,692
Starbucks Corp., 3.50%, 11/15/50 ... 8,040 8,560,779
Stericycle, Inc., 5.38%, 07/15/24
(a)
.. 1,819 1,888,941
Stryker Corp.:
0.25%, 12/03/24 ............ EUR 5,540 6,527,850
1.00%, 12/03/31 ............ 8,400 9,991,857
SUN Country Marine, Inc.
(c)
:
Series 2019-1C, 7.00%, 12/15/23 USD 4,880 4,001,557
Series 2019-1B, 4.70%, 12/15/25 4,876 4,017,094
Sunoco LP:
4.88%, 01/15/23 ............ 1,978 1,987,890
5.50%, 02/15/26 ............ 4,143 4,137,821
6.00%, 04/15/27 ............ 1,907 1,959,443
5.88%, 03/15/28 ............ 9,465 9,677,962
Sutter Health, Series 2018, 3.70%,
08/15/28 ................. 4,931 5,545,902
Talen Energy Supply LLC:
6.50%, 06/01/25 ............ 10,524 6,880,118
10.50%, 01/15/26
(a)
.......... 10,841 8,239,160
7.25%, 05/15/27
(a)
........... 41,842 41,700,574
Talos Production LLC, 11.00%,
04/03/22 ................. 14,140 13,433,000
Targa Resources Partners LP:
4.25%, 11/15/23 ............ 2,000 1,980,000
5.13%, 02/01/25 ............ 1,427 1,423,432
5.88%, 04/15/26 ............ 13,787 14,155,113
Security Par (000) Value
United States (continued)
5.38%, 02/01/27 ............ USD 1,008 $ 1,013,665
6.50%, 07/15/27 ............ 2,914 3,037,845
5.00%, 01/15/28 ............ 883 860,925
6.88%, 01/15/29 ............ 1,568 1,677,290
5.50%, 03/01/30
(a)
........... 1,177 1,178,236
Taylor Morrison Communities, Inc.,
5.88%, 06/15/27
(a)
........... 17,404 19,144,400
TEGNA, Inc.
(a)
:
4.63%, 03/15/28 ............ 13,596 13,294,169
5.00%, 09/15/29 ............ 1,295 1,278,812
Teleflex, Inc., 4.63%, 11/15/27 ..... 1,001 1,053,553
Tempur Sealy International, Inc., 5.50%,
06/15/26 ................. 1,899 1,971,067
Tenet Healthcare Corp.:
8.13%, 04/01/22 ............ 3,475 3,863,852
4.63%, 07/15/24 ............ 3,807 3,826,035
4.63%, 09/01/24
(a)
........... 18,780 18,932,494
5.13%, 05/01/25 ............ 5,625 5,677,313
4.88%, 01/01/26
(a)
........... 27,151 27,644,062
6.25%, 02/01/27
(a)
........... 6,072 6,267,579
5.13%, 11/01/27
(a)
........... 1,765 1,813,008
4.63%, 06/15/28
(a)
........... 861 873,398
Terex Corp., 5.63%, 02/01/25
(a)
.... 2,287 2,292,718
Thermo Fisher Scientific, Inc.:
2.00%, 04/15/25 ............ EUR 5,670 7,191,666
1.88%, 10/01/49 ............ 4,300 5,072,540
T-Mobile USA, Inc.
(a)
:
3.88%, 04/15/30 ............ USD 35,300 40,052,086
4.50%, 04/15/50 ............ 5,840 7,006,102
Toll Brothers Finance Corp.:
4.38%, 04/15/23 ............ 15,384 16,079,895
4.88%, 11/15/25 ............ 4,261 4,687,100
4.88%, 03/15/27 ............ 2,000 2,240,000
4.35%, 02/15/28 ............ 2,000 2,170,000
3.80%, 11/01/29 ............ 11,919 12,619,241
TransDigm, Inc.
(a)
:
8.00%, 12/15/25 ............ 21,941 23,860,838
6.25%, 03/15/26 ............ 19,577 20,444,163
Transocean Guardian Ltd., 5.88%,
01/15/24
(a)
................ 2,620 1,689,913
Transocean Phoenix 2 Ltd., 7.75%,
10/15/24
(a)
................ 20,466 18,832,721
Transocean Proteus Ltd., 6.25%,
12/01/24
(a)
................ 2,388 2,131,379
TRI Pointe Group, Inc.:
5.25%, 06/01/27 ............ 11,685 12,473,738
5.70%, 06/15/28 ............ 562 615,390
UGI International LLC, 3.25%, 11/01/25 EUR 5,787 6,852,139
Under Armour, Inc., 3.25%, 06/15/26 . USD 706 665,405
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%,
08/15/21 ............... 11,014 10,597,691
Series 2014-2, Class A, 3.75%,
09/03/26 ............... 718 678,794
Series 2019-2, Class B, 3.50%,
05/01/28 ............... 4,758 3,481,039
United Rentals North America, Inc.:
4.63%, 10/15/25 ............ 2,415 2,469,337
5.88%, 09/15/26 ............ 6,284 6,621,765
5.50%, 05/15/27 ............ 6,283 6,667,834
3.88%, 11/15/27 ............ 8,963 9,231,890
4.88%, 01/15/28 ............ 13,279 13,942,950
5.25%, 01/15/30 ............ 883 963,574
UnitedHealth Group, Inc., 2.90%,
05/15/50 ................. 3,918 4,131,953

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Universal Health Services, Inc., 2.65%,
10/15/30
(a)
................ USD 15,805 $ 15,730,084
University of Southern California,
3.03%, 10/01/39 ............ 634 686,070
Upjohn Finance BV, 0.82%, 06/23/22 EUR 4,040 4,786,800
US Bancorp, 0.85%, 06/07/24 ..... 5,515 6,645,172
US Concrete, Inc., 6.38%, 06/01/24 . USD 1,300 1,340,625
Verizon Communications, Inc., 4.00%,
03/22/50 ................. 7,300 8,987,215
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 49,788 49,290,369
4.25%, 12/01/26 ............ 27,932 28,061,884
3.75%, 02/15/27 ............ 8,822 8,674,496
4.63%, 12/01/29 ............ 17,494 17,800,145
4.13%, 08/15/30 ............ 10,546 10,374,627
Vistra Operations Co. LLC
(a)
:
3.55%, 07/15/24 ............ 45,971 48,972,555
5.50%, 09/01/26 ............ 7,085 7,394,969
5.63%, 02/15/27 ............ 4,220 4,452,944
5.00%, 07/31/27 ............ 17,365 18,198,520
Washington Mutual Escrow Bonds
(c)(g)(j)
:
0.00%, 11/06/09 ............ 45,161 5
0.00%, 09/19/17
(k)
........... 2,631 —
0.00%, 09/21/17
(o)
........... 25,126 2
0.00%, 09/21/17
(k)
........... 15,753 2
0.00%, 10/03/17
(o)
........... 14,745 1
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 3,099 3,129,990
Wells Fargo & Co., (SOFR + 2.53%),
3.07%, 04/30/41
(b)
........... 10,965 11,470,493
WESCO Distribution, Inc.:
5.38%, 12/15/21 ............ 1,500 1,500,000
7.13%, 06/15/25
(a)
........... 4,780 5,206,854
7.25%, 06/15/28
(a)
........... 1,000 1,095,675
Wesleyan University, 4.78%,
07/01/2116 ................ 4,035 5,166,151
Western Digital Corp.:
1.50%, 02/01/24
(e)(l)
.......... 19,290 18,313,845
4.75%, 02/15/26 ............ 7,970 8,632,546
Western Midstream Operating LP,
(LIBOR USD 3 Month + 1.85%),
2.12%, 01/13/23
(b)
........... 6,848 6,368,640
Whirlpool Finance Luxembourg SARL:
1.25%, 11/02/26 ............ EUR 7,420 8,959,001
1.10%, 11/09/27 ............ 5,075 6,047,481
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ USD 1,000 1,047,500
5.63%, 03/15/27 ............ 1,011 1,055,231
William Lyon Homes, Inc., 6.63%,
07/15/27
(a)
................ 1,859 1,992,750
WMG Acquisition Corp., 3.63%,
10/15/26 ................. EUR 4,645 5,554,951
WPX Energy, Inc.:
8.25%, 08/01/23 ............ USD 1,335 1,508,550
5.25%, 09/15/24 ............ 760 792,140
5.88%, 06/15/28 ............ 936 978,120
Wyndham Destinations, Inc., 6.63%,
07/31/26
(a)
................ 1,803 1,888,841
Wyndham Hotels & Resorts, Inc.,
5.38%, 04/15/26
(a)
........... 2,599 2,644,483
Wynn Las Vegas LLC
(a)
:
5.50%, 03/01/25 ............ 5,738 5,415,238
5.25%, 05/15/27 ............ 2,865 2,664,450
Wynn Resorts Finance LLC
(a)
:
7.75%, 04/15/25 ............ 8,896 9,421,620
5.13%, 10/01/29 ............ 13,083 12,461,558
Security Par (000) Value
United States (continued)
Xerox Holdings Corp.
(a)
:
5.00%, 08/15/25 ............ USD 20,000 $ 19,765,400
5.50%, 08/15/28 ............ 7,000 6,896,574
XPO Logistics, Inc.
(a)
:
6.13%, 09/01/23 ............ 441 450,118
6.75%, 08/15/24 ............ 2,047 2,168,182
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
2,391 2,582,280
Zayo Group Holdings, Inc., 4.00%,
03/01/27
(a)
................ 5,230 5,147,497
4,899,181,770
Vietnam — 0.1%
Mong Duong Finance Holdings BV,
5.13%, 05/07/29 ............ 5,324 5,405,524
No Va Land Investment Group Corp.,
5.50%, 04/27/23
(l)
........... 12,988 13,180,054
18,585,578
Total Corporate Bonds — 33.5%
(Cost: $10,880,181,168) ........................... 10,913,333,619
Floating Rate Loan Interests — 3.8%
Brazil — 0.0%
Samarco Mineracao SA, Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00%, 12/02/25
(c)(g)(j)(o)
........ 6,079 3,221,894
Canada — 0.1%
Kestrel Bidco, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.00%, 12/11/26
(o)
........... 32,042 27,693,468
Denmark — 0.0%
Nets Holdco 4 ApS, Facility Term Loan
B1, (EURIBOR 3 Month + 3.25%),
3.25%, 02/06/25
(o)
........... EUR 2,646 3,010,005
France — 0.1%
(o)
Altice France SA, Term Loan B11,
07/31/25
(q)
................ 4,472 5,031,381
Banijay Entertainment SAS, Facility
Term Loan B, 03/01/25
(q)
....... 2,000 2,293,969
Claudius Finance SARL, Facility Term
Loan B6, (EURIBOR 6 Month +
3.00%), 3.00%, 09/16/23 ....... 1,391 1,581,952
Elsan SAS, Facility Term Loan B3,
10/30/24
(q)
................ 1,000 1,157,185
Financiere Mendel, Facility Term Loan
B, (EURIBOR 6 Month + 4.75%),
4.75%, 04/13/26 ............ 3,300 3,853,105
THOM Europe SAS, Facility Term Loan
B, (EURIBOR 3 Month + 4.25%),
4.25%, 08/07/24 ............ 1,500 1,645,100
15,562,692
Germany — 0.0%
(o)
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month +
2.75%), 2.75%, 03/07/25 ....... 1,965 2,191,309
Nidda Healthcare Holding GmbH,
Facility Term Loan F, 08/21/26
(q)
.. 3,500 4,000,986
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%, 01/16/25 ............ 2,500 2,721,051
8,913,346

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Ireland — 0.0%
Flutter Entertainment plc, Term Loan,
(EURIBOR 3 Month + 3.75%),
3.75%, 07/10/25
(o)
........... EUR 597 $ 699,149
Luxembourg — 0.1%
(o)
Akita Bidco SARL, Facility Term Loan
B3, (EURIBOR 6 Month + 3.50%),
3.50%, 11/10/25 ............ 806 923,088
Allnex (Luxembourg) & Cy SCA, Term
Loan B1, (EURIBOR 3 Month +
3.25%), 3.25%, 09/13/23 ....... 1,452 1,623,914
Altice Financing SA, Term Loan
(q)
:
 07/15/25 ................. USD 9,500 9,054,249
 01/31/26 ................. EUR 6,071 6,831,906
Claudius Finance SARL, Facility Term
Loan B5, (EURIBOR 6 Month +
3.00%), 3.00%, 09/16/23 ....... 609 692,601
eircom Finco SARL, Facility Term Loan
B, 05/15/26
(q)
.............. 1,000 1,157,548
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 1
Month + 2.63%), 2.63%, 01/29/27 1,000 1,138,742
Intelsat Jackson Holdings SA, Facility
Term Loan, 07/13/22
(q)
........ USD 4,144 4,209,966
Intelsat Jackson Holdings SA, Term
Loan B3, (LIBOR USD 1 Month +
4.75%), 8.00%, 11/27/23 ....... 3,435 3,446,920
Intelsat Jackson Holdings SA, Term
Loan B4, (LIBOR USD 1 Month +
5.50%), 8.75%, 01/02/24 ....... 3,350 3,370,729
JBS USA LUX SA, Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.15%, 05/01/26 ............ 7,900 7,674,534
Logoplaste Parent SARL, Facility Term
Loan B, (EURIBOR 3 Month +
3.75%), 3.75%, 10/04/23
(c)
..... EUR 1,700 1,903,473
LSF10 XL Bidco SCA, Facility Term
Loan B3, (EURIBOR 3 Month +
4.00%), 4.00%, 10/12/26 ....... 1,333 1,488,128
Summer (BC) Bidco B LLC, Facility
Term Loan B, (EURIBOR 3 Month +
4.75%), 4.75%, 12/04/26 ....... 2,000 2,237,293
45,753,091
Mexico — 0.0%
Credito Real, SAB De CV Sofom, ER.,
Term Loan A, (LIBOR USD 3 Month
+ 0.00%), 4.00%, 02/21/23
(c)(o)
... USD 3,200 2,857,600
Netherlands — 0.1%
(o)
Boels Topholding BV, Facility Term Loan
B, 01/14/27
(q)
.............. EUR 1,000 1,138,191
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.72%, 07/10/25 ............ USD 8,727 8,697,071
Nouryon Finance BV, Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%, 10/01/25 ............ EUR 1,600 1,844,142
Peer Holdings III BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.25%),
3.25%, 03/07/25 ............ 4,349 4,891,939
UPC Broadband Holding BV, Facility
Term Loan AW, 01/31/29
(q)
...... 2,750 3,182,838
UPC Broadband Holding BV, Facility
Term Loan B1, 01/31/29
(q)
...... 2,750 3,182,838
22,937,019
Security Par (000) Value
Spain — 0.1%
(o)
Invictus Media SLU, Facility 2nd Lien
Term Loan, (EURIBOR 6 Month +
7.50%), 7.50%, 12/26/25 ....... EUR 3,500 $ 3,312,365
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(q)
................ 1,000 1,166,588
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%, 07/01/26 ....... 2,619 2,384,585
Piolin BidCo SAU, Term Loan,
(EURIBOR 6 Month + 0.00%),
0.00%, 09/16/26 ............ 4,000 3,817,497
Promotora de Informaciones SA, Term
Loan:
(EURIBOR 6 Month + 4.50%),
4.50%, 11/30/22 .......... 6,411 6,902,152
(EURIBOR 6 Month + 4.50%),
4.50%, 12/31/22 .......... 6,415 6,702,043
24,285,230
Sweden — 0.0%
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.25%, 07/04/24
(o)
..... 500 565,871
United Kingdom — 0.1%
(o)
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 4.50%),
5.50%, 12/11/26 ............ USD 14,626 14,160,028
Jackpotjoy plc, Facility Term Loan B,
12/05/24
(q)
................ GBP 1,000 1,267,227
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%, 06/13/24 ............ EUR 2,992 3,313,635
Sigma Holdco BV, Facility Term Loan
B1, (EURIBOR 6 Month + 3.50%),
3.50%, 07/02/25 ............ 2,000 2,272,677
VMED O2 UK Holdco 4 Ltd.,
FacilityTerm Loan R, 01/31/29
(q)
.. 5,789 6,683,200
Vue International Bidco plc, Facility
Term Loan B1, 07/03/26
(q)
...... 1,966 1,766,891
29,463,658
United States — 3.2%
18 Fremont Street Acquisition LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 9.50%, 08/09/25
(o)
..... USD 62,588 56,328,872
Acadia Healthcare Co., Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.65%, 02/16/23
(o)
........... 29,328 29,035,120
Advanced Drainage Systems, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.25%), 2.44%, 07/31/26
(o)
..... 2,022 2,014,780
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 3.89%, 02/02/26
(c)(o)
.... 8,400 7,475,616
Aimbridge Acquisition Co., Inc., Term
Loan B, 02/02/26
(c)(o)(q)
........ 3,366 3,298,680
Airbnb, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 7.50%),
8.50%, 04/17/25
(o)
........... 6,530 7,019,358
Allegiant Travel Co., Term Loan,
02/05/24
(o)(q)
............... 38,030 34,987,334
Allegro Microsystems, Inc., Term Loan
B, 09/24/27
(c)(o)(q)
............ 5,853 5,809,103
Avaya, Inc., Term Loan B, 12/15/24
(o)(q)
2,185 2,171,060
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.90%, 11/27/25
(o)
........... 13,562 13,222,818

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
BCP Raptor II LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.90%, 11/03/25
(o)
........... USD 26,211 $ 18,260,565
Beacon Roofing Supply, Inc., Term
Loan, (LIBOR USD 1 Month +
2.25%), 2.40%, 01/02/25
(o)
..... 10,063 9,732,306
Buckeye Partners LP, Term Loan,
(LIBOR USD 1 Month + 2.75%),
2.90%, 11/01/26
(o)
........... 24,840 24,343,372
Cablevision Lightpath LLC, Term Loan,
09/24/27
(o)(q)
............... 2,004 1,991,475
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 3 Month +
4.50%), 4.65% - 4.77%, 07/21/25
(o)
3,762 3,635,559
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 3.16%),
3.16% - 3.41%, 04/24/21
(c)(o)
.... 32,793 32,628,836
California Resources Corp., Facility
Term Loan, (LIBOR USD 1 Month +
9.00%), 10.00%, 01/15/21
(c)(o)
.... 17,773 17,594,821
California Resources Corp., Term
Loan
(g)(j)(o)
:
(LIBOR USD 1 Month + 10.38%),
11.38%, 12/31/21 ......... 21,090 404,295
(LIBOR USD 1 Month + 4.75%),
5.75%, 12/31/22 .......... 29,697 10,682,605
Charter Communications Operating
LLC, Term Loan A4, (LIBOR USD 1
Month + 1.25%), 1.40%, 02/01/25
(c)(o)
11,083 10,806,208
Chesapeake Energy Corp., Term Loan
A, (LIBOR USD 1 Month + 8.00%),
0.00%, 06/24/24
(c)(g)(j)(o)
........ 31,968 21,738,240
Colorado Plaza, Term Loan,
(LIBOR USD 1 Month + 0.00%),
3.06%, 05/15/21
(c)(o)
.......... 19,300 17,370,000
Coty, Inc., Term Loan A, 04/05/23
(o)(q)
. EUR 14,452 15,716,022
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%, 04/07/25
(o)
992 1,065,356
CSC Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
2.65%, 04/15/27
(o)
........... USD 9,672 9,359,894
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%, 06/08/26
(c)(o)
.......... 2,201 2,178,586
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.75%), 3.89%, 02/06/26
(o)
..... 10,950 10,824,050
Everi Payments, Inc., Term Loan,
(LIBOR USD 1 Month + 10.50%),
11.50%, 05/09/24
(c)(o)
......... 1,260 1,278,740
Everi Payments, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
3.75%, 05/09/24
(o)
........... 1,623 1,563,877
Facebook Burlingame, Term Loan,
05/09/23
(c)(o)(q)
.............. 19,151 19,151,312
Foundation Building Materials, LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.42%, 08/13/25
(o)
..... 10,699 10,525,559
Genesee & Wyoming, Inc., Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.22%, 12/30/26
(o)
........... 9,084 8,926,827
Gentiva Health Services, Inc., 1st Lien
Term Loan B, 07/02/25
(o)(q)
...... 19,243 18,822,305
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 2 Month + 2.50%),
3.25%, 10/04/23
(o)
........... 13,631 12,117,050
Security Par (000) Value
United States (continued)
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week +
2.00%), 2.10%, 11/15/27
(o)
...... USD 15,391 $ 15,054,797
GTT Communications BV, Term Loan,
05/31/25
(o)(q)
............... EUR 9,780 10,399,693
GVC Holdings plc, Facility Term Loan
B3, (LIBOR USD 3 Month + 2.25%),
2.47%, 03/29/24
(o)
........... USD 1,265 1,242,810
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%, 08/25/25
(c)(o)
.... 9,036 8,629,380
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 3.50%, 04/01/24
(c)(o)
.... 30,000 27,000,000
Houston Center, Term Loan, 12/09/22
(c)
(g)(o)(q)
.................... 26,230 26,116,972
HSI Mergersub, Inc., 1st Lien Term
Loan, 07/01/24
(o)(q)
........... 7,048 7,011,262
I-Logic Technologies Bidco Ltd., Term
Loan, 12/21/24
(o)(q)
........... EUR 1,000 1,140,700
Informatica LLC, 2nd Lien Term Loan,
02/25/25
(o)(q)
............... USD 24,168 24,510,461
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.40%, 02/25/27
(o)
........... 28,965 28,291,129
Interface Security LLC, Term Loan,
(LIBOR USD 6 Month + 8.75%),
8.75%, 11/30/20
(c)(o)
.......... 12,273 11,859,443
Jeld-Wen, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.00%),
2.15%, 12/14/24
(o)
........... 6,299 6,113,214
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%, 09/19/26
(c)(o)
.......... 2,331 2,243,331
Lamar Media Corp., Term Loan B,
(LIBOR USD 1 Month + 1.50%),
1.66%, 02/05/27
(o)
........... 1,040 1,016,008
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.91%, 08/31/27
(o)
........... 27,253 26,290,697
Luxembourg Life Fund Long Term G,
Term Loan, 0.00%, 01/01/28
(c)(r)
.. 15,000 14,869,500
McAfee LLC, 2nd Lien Term Loan,
(LIBOR USD 1 Month + 8.50%),
9.50%, 09/29/25
(o)
........... 34,691 34,864,279
McAfee LLC, Term Loan B, 09/30/24
(o)(q)
40,746 40,400,560
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, 07/03/25
(o)(q)
....... 5,306 5,094,205
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan B2, 07/03/26
(o)(q)
..... 1,450 1,401,063
Opendoor, Term Loan, 01/23/26
(c)(q)(r)
. 8,667 8,666,667
Park Avenue Tower, Term Loan,
03/09/24
(c)(o)(q)
.............. 41,664 41,493,485
PCI Gaming Authority, Inc., Facility
Term Loan B, (LIBOR USD 1 Month
+ 2.50%), 2.65%, 05/29/26
(o)
.... 15,384 14,915,790
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 4.50%),
5.50%, 06/18/25
(o)
........... 13,264 12,976,332
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.15%, 07/24/26
(o)
2,329 2,305,710
Playtika Holding Corp., Term Loan B,
(LIBOR USD 3 Month + 6.00%),
7.00%, 12/10/24
(o)
........... 22,805 22,796,464
PLH Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.24%, 08/07/23
(c)(o)
.... 6,824 5,800,619

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Ply Gem Midco, Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.90%, 04/12/25
(o)
........... USD 11,875 $ 11,634,277
Pretium Mortgage Credit, Term Loan,
(LIBOR USD 6 Month + 2.50%),
2.43%, 10/21/20
(c)(o)
.......... 10,639 10,585,766
RNTR Seer Financing, Term Loan,
(LIBOR USD 1 Month + 2.63%),
2.63%, 12/20/21
(c)(o)
.......... 17,287 17,244,066
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.50%, 02/28/25
(o)
..... 6,971 6,037,381
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
8.00%), 9.00%, 02/28/26
(o)
..... 4,760 2,820,300
Roundpoint Mortgage Servicing Corp.,
Term Loan, (LIBOR USD 6 Month +
5.55%), 5.55%, 08/08/21
(c)(o)
.... 23,849 23,867,585
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
2.78%, 03/06/25
(o)
........... 2,414 2,344,494
Shearer's Foods LLC, 1st Lien Term
Loan, 09/23/27
(o)(q)
........... 1,631 1,617,756
Spectacle Gary Holdings LLC, Delayed
Draw Term Loan, 12/23/25
(o)(q)
... 2,500 2,364,075
Spectacle Gary Holdings LLC, Term
Loan, (LIBOR USD 3 Month +
9.00%), 11.00%, 12/23/25
(o)
..... 34,500 32,624,235
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.40%, 05/29/26
(c)(o)
.... 8,856 8,700,578
TransDigm, Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.40%, 12/09/25
(o)
........... 4,968 4,688,545
Ultimate Software Group, Inc. (The),
1st Lien Term Loan, (LIBOR USD 3
Month + 4.00%), 4.75%, 05/04/26
(o)
14,377 14,324,955
Ultimate Software Group, Inc. (The),
2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%, 05/03/27
(o)
1,910 1,941,840
Veritas US, Inc., Term Loan B,
(EURIBOR 3 Month + 5.50%),
6.50%, 09/01/25
(o)
........... EUR 4,305 4,931,004
VICI Properties 1 LLC, Term Loan B,
(LIBOR USD 1 Month + 1.75%),
1.91%, 12/20/24
(o)
........... USD 22,120 21,343,367
Western Digital Corp., Term Loan A1,
(LIBOR USD 1 Month + 1.50%),
1.66%, 02/27/23
(o)
........... 13,128 12,788,617
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.91%, 04/29/23
(o)
........... 11,216 11,108,262
XPO Logistics, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.15%, 02/24/25
(o)
........... 14,516 14,212,531
Zekelman Industries, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.14%, 01/24/27
(o)
........... 2,745 2,653,405
1,052,418,211
Total Floating Rate Loan Interests — 3.8%
(Cost: $1,324,918,560) ........................... 1,237,381,234
Security Pa r (000) Value
Foreign Agency Obligations — 2.4%
Argentina — 0.0%
YPF SA:
8.75%, 04/04/24
(a)
........... USD 3,120 $ 2,511,600
8.50%, 07/28/25 ............ 2,256 1,620,795
7.00%, 12/15/47
(a)
........... 5,000 3,141,407
7,273,802
Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC,
6.88%, 10/05/25 ............ 2,674 2,974,825
Brazil — 0.0%
Centrais Eletricas Brasileiras SA
(a)
:
5.75%, 10/27/21 ............ 1,295 1,336,116
3.63%, 02/04/25 ............ 8,987 8,953,299
4.63%, 02/04/30 ............ 1,236 1,232,910
11,522,325
Chile — 0.0%
(a)
Empresa de los Ferrocarriles del
Estado, 3.07%, 08/18/50 ....... 4,125 4,021,875
Empresa de Transporte de Pasajeros
Metro SA:
3.65%, 05/07/30 ............ 3,980 4,392,925
5.00%, 01/25/47 ............ 309 385,091
8,799,891
China — 1.4%
Chengdu Xingcheng Investment Group
Co. Ltd., 2.50%, 03/20/21 ...... EUR 8,600 9,988,541
China Development Bank:
3.30%, 02/01/24 ............ CNY 268,000 39,181,852
2.89%, 06/22/25 ............ 1,285,460 183,574,542
3.34%, 07/14/25 ............ 300,600 43,798,337
3.68%, 02/26/26 ............ 127,200 18,749,889
3.39%, 07/10/27 ............ 146,600 21,186,868
4.04%, 07/06/28 ............ 127,300 19,062,489
3.45%, 09/20/29 ............ 176,170 25,285,044
3.09%, 06/18/30 ............ 139,900 19,474,567
China Minmetals Corp., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.72%), 3.75%
(b)(m)
USD 3,179 3,241,852
China National Petroleum Corp., Series
B, 4.16%, 08/16/25 .......... CNY 100,000 15,041,681
China Southern Power Grid Co. Ltd.:
3.76%, 01/14/24 ............ 80,000 11,649,485
China State Railway Group Co. Ltd.:
4.88%, 10/17/24 ............ 90,000 13,954,185
Series A, 5.42%, 05/27/24 ..... 10,000 1,570,538
Guangxi Financial Investment Group
Co. Ltd., 5.75%, 01/23/21 ...... USD 5,700 5,644,781
Inner Mongolia High-Grade High Way
Construction and Development Co.
Ltd., 4.38%, 12/04/20 ......... 2,832 2,830,527
State Grid Corp. of China, 5.38%,
08/19/24 ................. CNY 20,000 3,126,267
Zhengzhou Real Estate Group Co. Ltd.,
3.95%, 10/09/22 ............ USD 8,455 8,560,688
445,922,133
Colombia — 0.1%
Ecopetrol SA:
5.38%, 06/26/26 ............ 5,980 6,582,672
6.88%, 04/29/30 ............ 7,500 8,969,995
5.88%, 05/28/45 ............ 6,759 7,363,086
Empresas Publicas de Medellin ESP
(a)
:
4.25%, 07/18/29 ............ 9,146 9,133,195

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Colombia (continued)
4.38%, 02/15/31 ............ USD 4,826 $ 4,826,000
36,874,948
France — 0.2%
Electricite de France SA:
(USD Swap Semi 10 Year + 3.71%),
5.25%
(b)(m)
............... 2,200 2,277,000
(EUR Swap Annual 6 Year +
3.44%), 4.00%
(b)(m)
......... EUR 4,100 5,017,334
(EUR Swap Annual 12 Year +
3.79%), 5.37%
(b)(m)
......... 9,600 12,343,726
(EUR Swap Annual 12 Year +
3.04%), 5.00%
(b)(m)
......... 4,800 6,133,988
(GBP Swap 13 Year + 3.96%),
6.00%
(b)(m)
............... GBP 8,200 11,394,116
(EUR Swap Annual 5 Year +
3.37%), 2.88%
(b)(m)
......... EUR 12,400 14,182,917
(EUR Swap Annual 5 Year +
3.20%), 3.00%
(b)(m)
......... 800 914,502
(GBP Swap 15 Year + 3.05%),
5.87%
(b)(m)
............... GBP 1,000 1,382,287
(EUR Swap Annual 5 Year +
4.00%), 3.37%
(b)(m)
......... EUR 2,400 2,743,533
2.00%, 12/09/49 ............ 11,800 14,186,926
70,576,329
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.00%,
05/08/25 ................. USD 3,049 3,193,827
Oil India Ltd., 5.13%, 02/04/29 ..... 9,570 10,227,938
Power Finance Corp. Ltd.:
3.75%, 06/18/24 ............ 9,455 9,726,831
3.75%, 12/06/27 ............ 15,023 14,783,571
37,932,167
Indonesia — 0.1%
Pertamina Persero PT:
3.65%, 07/30/29 ............ 2,713 2,903,758
3.10%, 08/27/30 ............ 1,476 1,531,350
Perusahaan Penerbit SBSN Indonesia
III, 3.80%, 06/23/50 .......... 10,280 10,941,775
Wijaya Karya Persero Tbk. PT, 7.70%,
01/31/21 ................. IDR 108,840,000 6,645,859
22,022,742
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 ............ EUR 4,900 5,901,803
2.63%, 04/28/25 ............ 3,850 4,463,151
(EUR Swap Annual 5 Year +
8.92%), 8.50%, 09/10/30
(b)
... 1,150 1,297,756
11,662,710
Mexico — 0.3%
Petroleos Mexicanos:
5.50%, 01/21/21 ............ USD 2,225 2,244,469
(LIBOR USD 3 Month + 3.65%),
3.90%, 03/11/22
(b)
......... 7,801 7,621,031
4.25%, 01/15/25 ............ 11,525 10,679,714
4.50%, 01/23/26 ............ 23,767 21,038,544
6.88%, 08/04/26 ............ 5,324 5,123,817
5.35%, 02/12/28 ............ 113 97,259
6.50%, 01/23/29 ............ 448 401,148
6.84%, 01/23/30
(a)
........... 1,274 1,137,045
5.95%, 01/28/31
(a)
........... 4,093 3,416,171
6.95%, 01/28/60 ............ 36,367 28,129,874
79,889,072
Security Par (000) Value
Morocco — 0.0%
OCP SA, 4.50%, 10/22/25 ........ USD 4,000 $ 4,218,750
Netherlands — 0.1%
de Volksbank NV, (EUR Swap Annual 5
Year + 2.10%), 1.75%, 10/22/30
(b)
. EUR 6,700 8,060,357
TenneT Holding BV:
(EUR Swap Annual 5 Year +
2.72%), 2.37%
(b)(m)
......... 24,660 29,266,739
37,327,096
Panama — 0.0%
Banco Latinoamericano de Comercio
Exterior SA, 2.38%, 09/14/25
(a)
... USD 8,005 8,085,050
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
2.40%, 09/28/27
(a)
........... 350 351,638
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.:
3.50%, 04/16/29
(a)
........... 1,381 1,515,216
3.50%, 04/16/29 ............ 3,392 3,721,660
5,236,876
Total Foreign Agency Obligations — 2.4%
(Cost: $777,552,010) ............................. 790,670,354
Foreign Government Obligations — 14.4%
Albania — 0.1%
Republic of Albania, 3.50%, 06/16/27 EUR 22,908 27,489,659
Argentina — 0.0%
Argentine Republic (The):
1.00%, 07/09/29 ............ USD 853 386,918
0.12%, 07/09/30
(e)
........... 14,038 5,825,704
6,212,622
Australia — 0.2%
Commonwealth of Australia, 1.75%,
06/21/51 ................. AUD 105,745 76,061,060
Austria — 0.0%
Republic of Austria, 0.85%,
06/30/2120
(a)
............... EUR 2,833 4,082,903
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 ............ USD 2,535 2,809,097
6.75%, 09/20/29 ............ 1,436 1,536,520
7.38%, 05/14/30 ............ 10,881 11,938,497
5.63%, 09/30/31 ............ 5,344 5,210,400
21,494,514
Brazil — 0.0%
Federative Republic of Brazil, 4.63%,
01/13/28 ................. 1,608 1,740,660
Canada — 0.8%
Canada Government Bond, 0.50%,
09/01/25 ................. CAD 334,340 252,845,959
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
3.75%, 01/15/31
(a)
........... USD 2,835 3,153,938
Republic of Chile:
2.25%, 10/30/22 ............ 720 743,400
3.24%, 02/06/28 ............ 1,465 1,627,981
3.50%, 01/25/50 ............ 1,306 1,489,248
7,014,567

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
China — 3.0%
People's Republic of China:
3.30%, 07/04/23 ............ CNY 38,000 $ 5,713,805
3.19%, 04/11/24 ............ 168,000 25,021,644
1.99%, 04/09/25 ............ 1,287,710 181,696,391
2.41%, 06/19/25 ............ 1,489,800 214,598,820
2.85%, 06/04/27 ............ 1,293,600 186,648,060
3.29%, 05/23/29 ............ 965,600 143,463,493
3.13%, 11/21/29 ............ 409,770 60,239,884
2.68%, 05/21/30 ............ 426,400 60,420,107
4.08%, 10/22/48 ............ 328,000 50,390,937
3.86%, 07/22/49 ............ 253,900 37,521,181
3.39%, 03/16/50 ............ 40,800 5,531,446
971,245,768
Colombia — 0.2%
Republic of Colombia:
8.13%, 05/21/24 ............ USD 6,036 7,300,542
6.25%, 11/26/25 ............ COP 42,125,300 12,023,818
4.50%, 01/28/26 ............ USD 7,713 8,525,275
3.88%, 04/25/27 ............ 3,033 3,275,640
4.50%, 03/15/29 ............ 768 860,400
3.00%, 01/30/30 ............ 1,087 1,108,060
7.25%, 10/18/34 ............ COP 117,564,900 33,448,397
4.13%, 05/15/51 ............ USD 2,932 3,056,610
69,598,742
Croatia — 0.1%
Republic of Croatia:
1.50%, 06/17/31 ............ EUR 34,860 42,404,293
Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.50%, 01/27/25 ............ USD 3,887 4,129,937
6.88%, 01/29/26 ............ 866 963,966
5.95%, 01/25/27 ............ 2,215 2,376,280
4.50%, 01/30/30
(a)
........... 777 761,217
4.88%, 09/23/32
(a)
........... 2,610 2,583,900
6.40%, 06/05/49 ............ 14,587 14,628,026
5.88%, 01/30/60
(a)
........... 5,240 4,945,250
5.88%, 01/30/60 ............ 9,749 9,200,619
39,589,195
Egypt — 0.3%
Arab Republic of Egypt:
6.13%, 01/31/22 ............ 458 468,448
5.58%, 02/21/23
(a)
........... 935 959,252
5.75%, 05/29/24
(a)
........... 2,180 2,229,050
4.75%, 04/11/25
(a)
........... EUR 265 301,961
5.88%, 06/11/25 ............ USD 3,626 3,718,916
5.25%, 10/06/25 ............ 9,985 9,960,038
7.60%, 03/01/29 ............ 7,009 7,168,893
5.63%, 04/16/30 ............ EUR 13,496 14,330,053
6.38%, 04/11/31
(a)
........... 15,494 16,900,001
8.50%, 01/31/47
(a)
........... USD 3,296 3,180,640
7.90%, 02/21/48 ............ 10,586 9,745,736
8.88%, 05/29/50
(a)
........... 13,802 13,681,233
82,644,221
France — 0.1%
French Republic, 1.50%, 05/25/50
(a)
. EUR 16,992 26,119,420
Germany — 0.2%
Federal Republic of Germany, 0.11%,
04/15/26 ................. 49,098 61,560,060
Greece — 1.5%
Hellenic Republic:
3.50%, 01/30/23 ............ 884 1,115,480
3.38%, 02/15/25
(a)
........... 14,217 18,780,982
Security Par (000) Value
Greece (continued)
1.88%, 07/23/26
(a)
........... EUR 26,891 $ 33,969,720
2.00%, 04/22/27
(a)
........... 57,926 73,568,748
3.75%, 01/30/28 ............ 24,466 34,716,397
3.88%, 03/12/29
(a)
........... 64,185 93,393,007
1.50%, 06/18/30
(a)
........... 189,251 231,556,299
3.90%, 01/30/33 ............ 1,249 1,930,684
4.00%, 01/30/37 ............ 996 1,632,497
4.20%, 01/30/42 ............ 3,232 5,715,691
496,379,505
Hungary — 0.1%
Hungary Government Bond:
1.63%, 04/28/32 ............ 3,739 4,634,489
1.75%, 06/05/35 ............ 24,136 29,713,166
34,347,655
India — 0.9%
Republic of India:
7.27%, 04/08/26 ............ INR 2,438,400 35,319,289
7.26%, 01/14/29 ............ 13,951,370 201,101,681
5.79%, 05/11/30 ............ 4,662,200 61,865,144
298,286,114
Indonesia — 1.3%
Pertamina Persero PT, 4.18%, 01/21/50 USD 22,400 22,584,800
Republic of Indonesia:
3.75%, 04/25/22 ............ 1,004 1,045,415
6.50%, 06/15/25 ............ IDR 2,438,351,000 168,455,970
4.75%, 01/08/26 ............ USD 7,963 9,252,010
5.50%, 04/15/26 ............ IDR 60,852,000 4,049,500
0.90%, 02/14/27 ............ EUR 1,523 1,743,232
7.00%, 05/15/27 ............ IDR 303,303,000 20,750,165
3.50%, 01/11/28 ............ USD 2,107 2,303,214
4.10%, 04/24/28 ............ 3,587 4,075,729
4.75%, 02/11/29 ............ 393 465,214
7.00%, 09/15/30 ............ IDR 1,056,201,000 70,981,250
6.63%, 05/15/33 ............ 116,983,000 7,409,710
8.38%, 03/15/34 ............ 223,557,000 16,075,671
7.50%, 06/15/35 ............ 332,366,000 22,462,067
8.25%, 05/15/36 ............ 98,975,000 7,034,010
8.38%, 04/15/39 ............ 462,422,000 33,050,121
7.38%, 05/15/48 ............ 239,623,000 15,806,784
407,544,862
Israel — 0.0%
State of Israel Government Bond,
2.75%, 07/03/30 ............ USD 820 904,050
Italy — 1.9%
Republic of Italy
(a)
:
1.80%, 03/01/41 ............ EUR 140,115 172,070,845
4.75%, 09/01/44 ............ 26,992 51,156,625
2.70%, 03/01/47 ............ 27,850 39,751,437
3.45%, 03/01/48 ............ 55,160 89,461,251
3.85%, 09/01/49 ............ 5,622 9,757,880
2.45%, 09/01/50 ............ 186,905 254,645,691
2.80%, 03/01/67 ............ 6,270 9,122,533
625,966,262
Japan — 0.6%
Japan Government Bond, 0.40%,
12/20/49 ................. JPY 9,627,000 86,728,348
Japan Government Bond CPI Linked,
Series 23, 0.10%, 03/10/28 ..... 9,656,867 91,381,536
178,109,884
Lithuania — 0.1%
Republic of Lithuania, 0.50%, 07/28/50 EUR 24,970 28,361,199

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Malaysia — 0.3%
Malaysia Government Bond:
3.89%, 08/15/29 ............ MYR 193,200 $ 50,851,281
3.83%, 07/05/34 ............ 115,000 30,006,579
3.76%, 05/22/40 ............ 92,900 23,515,627
104,373,487
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22 USD 8,507 6,316,448
Mexico — 0.1%
United Mexican States:
3.90%, 04/27/25 ............ 485 530,347
4.13%, 01/21/26 ............ 1,193 1,325,423
4.15%, 03/28/27 ............ 1,439 1,599,449
3.75%, 01/11/28 ............ 3,037 3,266,673
4.50%, 04/22/29 ............ 8,099 9,078,473
15,800,365
Mongolia — 0.0%
State of Mongolia, 8.75%, 03/09/24 .. 400 447,125
Panama — 0.0%
Republic of Panama:
4.00%, 09/22/24 ............ 3,655 4,002,225
3.88%, 03/17/28 ............ 2,138 2,424,626
3.16%, 01/23/30 ............ 1,286 1,396,917
4.50%, 04/16/50 ............ 3,247 4,054,691
11,878,459
Paraguay — 0.0%
Republic of Paraguay
(a)
:
4.95%, 04/28/31 ............ 2,125 2,454,375
5.40%, 03/30/50 ............ 5,892 7,133,002
9,587,377
Peru — 0.0%
Republic of Peru:
2.39%, 01/23/26 ............ 4,316 4,531,800
2.78%, 01/23/31 ............ 1,947 2,106,654
5.63%, 11/18/50 ............ 1,942 3,098,097
9,736,551
Philippines — 0.0%
Republic of Philippines:
3.75%, 01/14/29 ............ 1,034 1,206,872
2.95%, 05/05/45 ............ 539 568,982
1,775,854
Poland — 0.0%
Republic of Poland, 3.25%, 04/06/26 . 708 798,934
Qatar — 0.1%
State of Qatar:
3.40%, 04/16/25
(a)
........... 925 1,014,899
4.50%, 04/23/28 ............ 7,895 9,424,656
4.00%, 03/14/29
(a)
........... 5,472 6,395,400
4.40%, 04/16/50 ............ 2,440 3,144,550
19,979,505
Romania — 0.4%
Romania Government Bond:
2.75%, 02/26/26 ............ EUR 12,286 15,431,057
2.88%, 03/11/29 ............ 3,120 3,975,837
3.62%, 05/26/30 ............ 50,182 66,484,552
3.00%, 02/14/31
(a)
........... USD 4,074 4,180,942
2.00%, 01/28/32 ............ EUR 13,057 15,083,834
3.38%, 01/28/50 ............ 1,880 2,245,535
4.00%, 02/14/51 ............ USD 3,126 3,216,849
110,618,606
Security Par (000) Value
Russia — 0.4%
Russian Federation:
4.75%, 05/27/26 ............ USD 4,600 $ 5,267,000
8.15%, 02/03/27 ............ RUB 1,923,709 27,897,185
4.25%, 06/23/27 ............ USD 4,800 5,400,000
6.00%, 10/06/27 ............ RUB 1,093,290 14,147,135
7.05%, 01/19/28 ............ 699,921 9,597,398
6.90%, 05/23/29 ............ 2,244,330 30,433,987
8.50%, 09/17/31 ............ 2,605,603 39,411,820
132,154,525
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 ............ USD 1,679 1,861,591
3.25%, 10/26/26 ............ 500 543,500
3.63%, 03/04/28 ............ 505 559,130
4.38%, 04/16/29
(a)
........... 4,141 4,852,735
4.50%, 04/17/30 ............ 3,549 4,245,491
12,062,447
South Africa — 0.0%
Republic of South Africa, 5.88%,
05/30/22 ................. 3,094 3,260,302
Spain — 1.0%
Kingdom of Spain
(a)
:
1.25%, 10/31/30 ............ EUR 25,098 32,344,401
2.70%, 10/31/48 ............ 99,225 164,237,612
1.00%, 10/31/50 ............ 94,950 109,489,774
306,071,787
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka:
6.85%, 03/14/24 ............ USD 5,075 3,720,609
6.35%, 06/28/24 ............ 300 216,469
7.85%, 03/14/29 ............ 300 206,719
7.55%, 03/28/30 ............ 8,300 5,602,500
9,746,297
Ukraine — 0.3%
Ukraine Government Bond:
7.75%, 09/01/22 ............ 406 417,368
7.75%, 09/01/23 ............ 777 789,432
8.99%, 02/01/24 ............ 5,180 5,405,330
7.75%, 09/01/24 ............ 814 817,053
7.75%, 09/01/25 ............ 881 881,000
6.75%, 06/20/26 ............ EUR 10,210 11,630,297
9.75%, 11/01/28 ............ USD 50,415 54,416,691
7.38%, 09/25/32 ............ 23,130 21,727,744
7.25%, 03/15/33
(a)
........... 2,199 2,017,582
98,102,497
United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%, 01/22/45 GBP 33,536 69,594,953
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27 ............ USD 1,373 1,585,359
4.98%, 04/20/55 ............ 558 743,312
2,328,671
Total Foreign Government Obligations — 14.4%
(Cost: $4,473,446,283) ........................... 4,684,637,364

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Investment Companies — 5.8%
BlackRock Liquid Environmentally
Aware Fund
*
............... 368,232,497 $ 368,563,906
Communication Services Select Sector
SPDR Fund ............... 1,600 95,040
Consumer Discretionary Select Sector
SPDR Fund ............... 235,350 34,591,743
Consumer Staples Select Sector SPDR
Fund .................... 11,500 737,150
Financial Select Sector SPDR Fund . 1,729,305 41,624,372
Industrial Select Sector SPDR Fund . 657,748 50,633,441
Invesco QQQ Trust Series 1 ...... 10,320 2,867,309
iShares Expanded Tech-Software
Sector ETF
(h)*
.............. 48,350 15,042,652
iShares iBoxx $ High Yield Corporate
Bond ETF
(h)*
............... 8,997,325 754,875,567
iShares iBoxx $ Investment Grade
Corporate Bond ETF
*
......... 744,342 100,270,311
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(h)*
......... 4,443 492,684
iShares MSCI Brazil ETF
*
........ 480,000 13,276,800
iShares MSCI Emerging Markets ETF
*
1,014,988 44,750,821
iShares Nasdaq Biotechnology ETF
(h)*
44,000 5,958,040
iShares Russell 2000 ETF
(h)*
...... 500,000 74,895,000
iShares S&P 500 Value ETF
*
...... 339,136 38,135,843
SPDR Bloomberg Barclays High Yield
Bond ETF
(h)
............... 2,798,559 291,805,747
SPDR S&P 500 ETF Trust ........ 200 66,978
VanEck Vectors Gold Miners ETF ... 361,902 14,172,082
VanEck Vectors Semiconductor ETF
(h)
226,980 39,539,916
Total Investment Companies — 5.8%
(Cost: $1,861,753,560) ........................... 1,892,395,402
Pa r (000)
Municipal Bonds — 2.2%
Arizona - 0.0%
Arizona Health Facilities Authority
(Banner Health), Series 2007B, RB,
VRDN, 1.01%, 10/01/20
(s)
...... USD 10,240 9,380,885
California - 0.5%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 19,133,113
Series 2010S-1, RB,
7.04%, 04/01/50 .......... 6,430 11,564,291
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 6,700,184
California Pollution Control Financing
Authority (Poseidon Resources
Channelside LP Desalination
Project), Series 2012, RB,
5.00%, 11/21/45
(a)
........... 11,555 11,839,599
California State Public Works Board
(Various Capital Projects), Series
2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 12,007,533
California State University, Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 11,294,504
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 6,250,854
Contra Costa Community College
District, Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 4,725,836
Security Par (000) Value
California (continued)
Sacramento County Sanitation Districts
Financing Authority, Series 2007B,
RB, VRDN, 0.70%, 12/01/20
(s)
... USD 21,475 $ 18,544,096
San Jose Redevelopment Agency
Successor Agency, Series 2017A-T,
3.18%, 08/01/26 ............ 4,575 5,104,465
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 3,571,805
Series 2009, GO, 7.55%, 04/01/39 4,840 8,427,553
Series 2009, GO, 7.30%, 10/01/39 7,375 12,109,897
Series 2009, GO, 7.35%, 11/01/39 2,270 3,794,033
University of California, Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 5,767,661
140,835,424
Colorado - 0.1%
Colorado Health Facilities
Authority, Series 2019A-2, RB,
5.00%, 08/01/44 ............ 13,500 16,328,790
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority (Quinnipiac
University), Series 2015L, RB,
5.00%, 07/01/45 ............ 6,375 7,173,278
State of Connecticut, Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,530,594
9,703,872
Delaware - 0.0%
University of Delaware, Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 11,062,125
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,847,998
Series 2015, RB, 5.00%, 07/15/35 3,280 3,832,877
7,680,875
Florida - 0.1%
County of Broward Airport System,
Series 2019C, RB, 2.91%, 10/01/32 3,100 3,142,315
County of Miami-Dade
Series 2017D, RB, 3.35%, 10/01/29 1,485 1,570,090
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,883,350
Series 2018C, RB, 4.06%, 10/01/31 4,765 5,268,851
Series 2019E, RB, 2.53%, 10/01/30 12,350 12,322,336
Sumter Landing Community
Development District, Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,841,160
28,028,102
Georgia - 0.0%
Municipal Electric Authority of Georgia,
Series 2010A, RB, 6.66%, 04/01/57 2,408 3,651,419
Hawaii - 0.0%
State of Hawaii, Series 2020FZ, GO,
1.70%, 08/01/32 ............ 685 681,500
Idaho - 0.0%
Idaho Health Facilities Authority, Series
2017A, RB, 5.00%, 12/01/47 .... 3,180 3,791,864
Indiana - 0.0%
Indiana Housing & Community
Development Authority, Series
2018A, RB, 3.80%, 07/01/38 .... 1,330 1,447,825
Massachusetts - 0.3%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 1,142,367
Series 2019H, GO, 2.90%, 09/01/49 1,055 1,161,154

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Massachusetts (continued)
Massachusetts Development Finance
Agency
Series 2016Q, RB, 5.00%, 07/01/47 USD 6,715 $ 7,812,366
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 8,181,833
Massachusetts Housing Finance
Agency
Series 2014B, RB, 4.30%, 12/01/34 2,965 3,153,959
Series 2014B, RB, 4.50%, 12/01/39 2,425 2,566,111
Series 2014B, RB, 4.60%, 12/01/44 2,575 2,785,944
Series 2014E, RB, 3.80%, 12/01/29 100 107,273
Series 2014E, RB, 4.05%, 12/01/34 105 112,472
Series 2014E, RB, 4.20%, 12/01/39 110 117,017
Series 2015A, RB, 4.25%, 12/01/35 1,965 2,136,426
Series 2015A, RB, 4.35%, 12/01/40 980 1,056,117
Series 2015A, RB, 4.50%, 12/01/48 3,100 3,320,441
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 12,330,940
Series 2019B, RB, 2.97%, 10/15/32 9,240 10,000,452
55,984,872
Michigan - 0.0%
City of Detroit Sewage Disposal System
(AGM), Series 2006D, RB, VRDN,
0.80%, 10/01/20
(s)
........... 5,685 5,428,058
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39 4,160 4,691,066
Series 2016, RB, 5.00%, 11/15/28 2,960 3,640,060
Series 2016, RB, 5.00%, 11/15/41 2,620 3,080,124
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 2,980,648
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,372,450
Series 2018B, RB, 3.55%, 10/01/33 2,830 3,104,000
Royal Oak Hospital Finance Authority
(William Beaumont Hospital
Obligated Group), Series 2014D,
RB, 5.00%, 09/01/39 ......... 4,280 4,791,032
29,087,438
Mississippi - 0.0%
State of Mississippi
Series 2020A, GO, 1.63%, 11/01/31 250 255,777
Series 2020A, GO, 1.73%, 11/01/32 780 799,235
1,055,012
New Jersey - 0.0%
New Jersey Transportation Trust
Fund Authority, Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 4,326,566
Rutgers The State University of
New Jersey, Series 2019R, RB,
3.27%, 05/01/43 ............ 8,950 9,656,602
13,983,168
New York - 0.6%
City of New York, Series 2019A, Sub-
Series A-3, GO, 2.90%, 08/01/32 . 5,020 5,414,672
New York City Housing Development
Corp.
Series 2018C-1-A, RB,
3.70%, 11/01/38 .......... 2,940 3,120,075
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,840 9,474,977
New York City Transitional Finance
Authority Future Tax Secured
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27 .......... 12,445 13,783,335
Series 2018, Sub-Series C-4, RB,
3.55%, 05/01/25 .......... 5,665 6,331,600
Security Par (000) Value
New York (continued)
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... USD 12,540 $ 14,339,365
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... 14,430 16,053,375
New York City Water & Sewer System
Series 2010AA, RB,
5.75%, 06/15/41 .......... 1,610 2,483,844
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 7,380,765
New York State Dormitory Authority
Series 2020A, RB, 2.99%, 07/01/40 1,050 1,094,048
Series 2020F, RB, 3.19%, 02/15/43 4,005 4,343,182
New York State Urban Development
Corp.
Series 2017B, RB, 3.12%, 03/15/25 5,165 5,672,358
Series 2017D-2, RB,
3.32%, 03/15/29 .......... 10,345 11,571,814
Series 2019B, RB, 2.35%, 03/15/27 7,845 8,322,211
New York Transportation Development
Corp.
Series 2016A, RB, 5.00%, 07/01/41 945 1,017,812
Series 2016A, RB, 5.00%, 07/01/46 3,480 3,719,772
Series 2016A, RB, 5.25%, 01/01/50 10,150 10,936,422
Port Authority of New York & New
Jersey, Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 10,915,569
State of New York, Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 12,211,565
State of New York Mortgage
Agency, Series 2014-189, RB,
3.85%, 10/01/34 ............ 2,235 2,331,284
150,518,045
Ohio - 0.1%
American Municipal Power, Inc., Series
2010B, RB, 7.83%, 02/15/41 .... 4,015 6,691,841
JobsOhio Beverage System, Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 14,076,757
20,768,598
Oregon - 0.1%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 8,226,997
Series 2003B, GO, 5.68%, 06/30/28 11,965 14,974,078
Series 2005A, GO, 4.76%, 06/30/28 9,715 11,191,583
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 11,118,296
45,510,954
Pennsylvania - 0.0%
City of Philadelphia, Series 2017B, RB,
5.00%, 07/01/42 ............ 3,500 4,051,530
Commonwealth Financing Authority
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,878,873
Series 2018A, RB, 3.86%, 06/01/38 3,040 3,523,269
General Authority of Southcentral
Pennsylvania, Series 2014A, RB,
5.00%, 06/01/44 ............ 2,595 2,920,854
Pennsylvania Turnpike Commission,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 9,133,259
21,507,785
Puerto Rico - 0.2%
Commonwealth of Puerto Rico, Series
2014A, GO, 8.00%, 07/01/35
(g)(j)
.. 13,165 8,302,964
Puerto Rico Electric Power Authority
(g)(j)
Series 2007TT, RB, 5.00%, 07/01/18 1,915 1,358,097
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,085,059

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Puerto Rico (continued)
Series 2008WW, RB,
5.50%, 07/01/38 .......... USD 6,160 $ 4,368,605
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 666,638
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 868,757
Series 2010ZZ, RB, 5.25%, 07/01/18 6,255 4,435,977
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 815,567
Series 2012A, RB, 5.00%, 07/01/42 5,820 4,127,480
Series 2012A, RB, 5.05%, 07/01/42 1,030 730,465
Series 2013A, RB, 7.00%, 07/01/43 7,405 5,441,518
Puerto Rico Sales Tax Financing Corp.
Sales Tax
(k)
Series 2018A-1, RB,
0.00%, 07/01/46 .......... 22,267 6,286,420
Series 2018A-1, RB,
0.00%, 07/01/51 .......... 122,391 24,966,540
63,454,087
South Carolina - 0.0%
Lexington County Health Services
District, Inc., Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,457,548
South Carolina Public Service Authority,
Series 2016D, RB, 2.39%, 12/01/23 8,530 8,962,641
12,420,189
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.75%, 07/01/38 40 43,490
Series 2018-3, RB, 3.85%, 07/01/43 1,240 1,338,543
Series 2018-3, RB, 3.95%, 01/01/49 990 1,067,666
2,449,699
Texas - 0.0%
Dallas/Fort Worth International
Airport, Series 2019A-2, RB,
3.14%, 11/01/45 ............ 2,360 2,468,513
Texas A&M University, Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 6,670,301
Texas Municipal Gas Acquisition &
Supply Corp. I, Series 2008D, RB,
6.25%, 12/15/26 ............ 1,880 2,239,945
Texas Private Activity Bond Surface
Transportation Corp., Series 2019,
RB, 5.00%, 06/30/58 ......... 10,000 11,458,500
22,837,259
Virginia - 0.1%
Tobacco Settlement Financing
Corp., Series 2007A-1, RB,
6.71%, 06/01/46 ............ 12,370 12,741,100
Virginia College Building Authority,
Series 2020B, RB, 1.97%, 02/01/32 6,520 6,615,322
Virginia Small Business Financing
Authority (Transform 66 P3 Project),
Series 2017, RB, 5.00%, 12/31/47 2,900 3,250,639
22,607,061
Washington - 0.0%
Central Puget Sound Regional Transit
Authority, Series 2015S-1, RB,
5.00%, 11/01/50 ............ 4,800 5,716,032
Grant County Public Utility District No.
2 (The Priest Rapids Project), Series
2015M, RB, 4.58%, 01/01/40 .... 2,550 3,296,615
9,012,647
Security Par (000) Value
West Virginia - 0.1%
Tobacco Settlement Finance Authority,
Series 2007A, RB, 7.47%, 06/01/47 USD 11,755 $ 12,501,207
Total Municipal Bonds — 2.2%
(Cost: $658,535,723) ............................. 716,290,702
Non-Agency Mortgage-Backed Securities — 6.5%
Collateralized Mortgage Obligations — 2.6%
Netherlands — 0.0%
Paragon Mortgages No. 25 plc
(d)
:
Series 25, Class B, 1.02%, 05/15/50 GBP 3,805 4,846,333
Series 25, Class C, 1.37%, 05/15/50 2,985 3,633,662
8,479,995
United Kingdom — 0.3%
(d)
CMF plc:
Series 2020-1, Class B, 1.06%,
01/16/57 ............... 220 272,195
Series 2020-1, Class C, 1.31%,
01/16/57 ............... 100 121,790
Finsbury Square plc:
Series 2018-1, Class B, 1.06%,
09/12/65 ............... 1,982 2,551,822
Series 2018-1, Class C, 1.36%,
09/12/65 ............... 1,857 2,389,799
Series 2018-1, Class D, 1.66%,
09/12/65 ............... 1,273 1,637,225
Series 2018-2, Class C, 2.16%,
09/12/68 ............... 5,982 7,709,627
Series 2018-2, Class D, 2.66%,
09/12/68 ............... 950 1,223,626
Series 2019-2, Class C, 2.11%,
09/16/69 ............... 385 495,479
Series 2019-2, Class D, 2.41%,
09/16/69 ............... 280 358,373
Series 2019-3, Class C, 2.06%,
12/16/69 ............... 790 1,014,549
Series 2020-1X, Class C, 1.41%,
03/16/70 ............... 210 265,533
Gemgarto plc:
Series 2018-1, Class C, 1.35%,
09/16/65 ............... 976 1,220,558
Series 2018-1, Class D, 1.65%,
09/16/65 ............... 335 416,032
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, 0.35%, 06/18/39 6,150 7,261,868
Lanebrook Mortgage Transaction plc,
Series 2020-1, Class C, 2.31%,
06/12/57 ................. 370 477,429
Newgate Funding plc, Series 2006-1,
Class BB, 0.00%, 12/01/50 ..... EUR 1,420 1,497,651
Paragon Mortgages No. 11 plc, Series
11X, Class BB, 0.05%, 10/15/41 .. 712 834,870
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, 0.00%, 11/15/38 . 921 1,056,499
Paragon Mortgages No. 13 plc:
Series 13X, Class A2C, 0.46%,
01/15/39 ............... USD 3,129 2,986,360
Series 13X, Class B1B, 0.00%,
01/15/39 ............... EUR 2,368 2,649,467
Paragon Mortgages No. 14 plc, Series
14X, Class BB, 0.00%, 09/15/39 . 6,666 7,021,171
Precise Mortgage Funding plc:
Series 2020-1B, Class B, 1.51%,
10/16/56 ............... GBP 115 146,007

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United Kingdom (continued)
Series 2020-1B, Class C, 1.76%,
10/16/56 ............... GBP 100 $ 124,164
Series 2020-1B, Class D, 2.01%,
10/16/56 ............... 100 122,475
Residential Mortgage Securities 32
plc, Series 32X, Class C, 2.26%,
06/20/70 ................. 525 679,700
Residential Mortgage Securities plc:
Series 29, Class B, 1.46%, 12/20/46 10,055 12,941,657
Series 29, Class C, 1.76%, 12/20/46 2,504 3,224,306
Series 30, Class C, 1.76%, 03/20/50 610 785,529
Series 31, Class C, 2.06%, 09/20/65 1,075 1,388,172
Ripon Mortgages plc:
Series 1X, Class B2, 1.27%,
08/20/56 ............... 1,991 2,567,599
Series 1X, Class C1, 1.57%,
08/20/56 ............... 11,572 14,907,666
RMAC No.2 plc, Series 2018-2, Class
C, 1.91%, 06/12/46 .......... 420 538,578
RMAC Securities No.1 plc:
Series 2006-NS1X, Class M1C,
0.00%, 06/12/44 .......... EUR 160 175,723
Series 2007-NS1X, Class M1C,
0.00%, 06/12/44 .......... 2,780 3,010,422
Tower Bridge Funding plc:
Series 2020-1, Class C, 2.59%,
09/20/63 ............... GBP 150 194,266
Series 2020-1, Class D, 3.52%,
09/20/63 ............... 119 154,537
Trinity Square plc, Series 2015-1X,
Class B, 1.48%, 07/15/51 ...... 875 1,119,035
Twin Bridges plc:
Series 2018-1, Class D, 2.11%,
09/12/50 ............... 843 1,070,762
Series 2019-1, Class C, 1.76%,
12/12/52 ............... 550 703,154
Series 2019-2, Class C, 2.06%,
06/12/53 ............... 565 726,311
Series 2019-2, Class D, 2.66%,
06/12/53 ............... 250 320,939
Series 2020-1, Class C, 2.32%,
12/14/54 ............... 390 503,546
Series 2020-1, Class D, 3.06%,
12/14/54 ............... 225 290,025
89,156,496
United States — 2.3%
AJAX Mortgage Loan Trust
(a)
:
Series 2020-C, Class A, 2.25%,
09/27/60
(c)(e)
............. USD 49,909 49,058,179
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 4,898,982
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 16,892 13,788,384
Alternative Loan Trust:
Series 2005-72, Class A3, 0.75%,
01/25/36
(d)
.............. 2,871 2,632,957
Series 2005-22T1, Class A1, 0.50%,
06/25/35
(d)
.............. 9,603 7,502,805
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 4,273 3,150,022
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 804 616,761
Series 2006-23CB, Class 2A5,
0.55%, 08/25/36
(d)
......... 8,621 1,672,978
Security Par (000) Value
United States (continued)
Series 2006-34, Class A3, 0.85%,
11/25/46
(d)
.............. USD 6,034 $ 2,366,089
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,957 2,205,842
Series 2006-J7, Class 2A1, 2.18%,
11/20/46
(d)
.............. 5,838 4,195,856
Series 2006-OA11, Class A4, 0.34%,
09/25/46
(d)
.............. 4,222 3,799,760
Series 2006-OA14, Class 1A1,
2.75%, 11/25/46
(d)
......... 15,171 12,525,052
Series 2006-OA16, Class A4C,
0.49%, 10/25/46
(d)
......... 10,854 7,801,025
Series 2006-OA21, Class A1, 0.35%,
03/20/47
(d)
.............. 5,178 4,229,342
Series 2006-OC7, Class 2A3,
0.40%, 07/25/46
(d)
......... 7,136 6,270,196
Series 2006-OC10, Class 2A3,
0.38%, 11/25/36
(d)
......... 4,187 3,757,616
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 25,844 18,166,981
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 904 589,905
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 5,071 3,374,537
Series 2007-OA3, Class 1A1,
0.29%, 04/25/47
(d)
......... 4,711 4,219,443
Series 2007-OA3, Class 2A2,
0.33%, 04/25/47
(d)
......... 18 932
Series 2007-OA8, Class 2A1,
0.33%, 06/25/47
(d)
......... 946 717,154
Series 2007-OH2, Class A2A,
0.39%, 08/25/47
(d)
......... 1,156 1,033,946
American Home Mortgage Assets
Trust
(d)
:
Series 2006-3, Class 2A11, 1.96%,
10/25/46 ............... 3,539 2,845,994
Series 2006-4, Class 1A12, 0.36%,
10/25/46 ............... 7,432 4,906,312
Series 2006-5, Class A1, 1.94%,
11/25/46 ............... 11,934 5,119,187
APS Resecuritization Trust
(a)(d)
:
Series 2016-1, Class 1MZ, 4.14%,
07/31/57 ............... 19,031 6,679,661
Series 2016-3, Class 3A, 3.00%,
09/27/46 ............... 14,089 14,022,161
Series 2016-3, Class 4A, 2.75%,
04/27/47 ............... 2,430 2,415,425
Banc of America Funding Trust
(a)(d)
:
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 10,403 2,470,042
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 4,084 3,906,937
BCAP LLC 2011-RR5-I Trust, Series
2011-RR5, Class 11A5, 0.47%,
05/28/36
(a)(d)
............... 7,351 6,972,057
Bear Stearns ALT-A Trust
(d)
:
Series 2006-6, Class 1A1, 0.47%,
11/25/36 ............... 2,869 2,486,373
Series 2007-1, Class 1A1, 0.47%,
01/25/47 ............... 2,700 2,327,741
Bear Stearns Asset-Backed Securities
I Trust
(e)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 3,310 3,037,306
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 4,666 4,015,340

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Bear Stearns Mortgage Funding Trust
(d)
:
Series 2006-SL1, Class A1, 0.43%,
08/25/36 ............... USD 3,192 $ 3,133,646
Series 2007-AR2, Class A1, 0.32%,
03/25/37 ............... 157 140,311
Series 2007-AR3, Class 1A1, 0.29%,
03/25/37 ............... 2,328 2,085,564
Series 2007-AR4, Class 2A1, 0.36%,
06/25/37 ............... 1,738 1,616,181
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 61,877 41,746,798
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 3.35%,
11/25/35
(d)
.............. 1,631 1,510,701
Series 2006-OA4, Class A1, 1.98%,
04/25/46
(d)
.............. 31,593 13,467,426
Series 2006-OA5, Class 3A1,
0.35%, 04/25/46
(d)
......... 1,692 1,533,570
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 15,680 9,632,606
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 4,614 4,132,199
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 6,490 5,703,365
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 1,423 1,433,202
Credit Suisse Mortgage Capital
Certificates, Series 2009-12R, Class
3A1, 6.50%, 10/27/37
(a)
........ 21,079 11,431,150
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, 1.50%, 11/25/35
(d)
....... 3,391 667,290
CSMC Trust
(a)
:
Series 2009-5R, Class 4A4, 3.03%,
06/25/36
(d)
.............. 4,579 3,904,163
Series 2014-4R, Class 16A3, 0.37%,
02/27/36
(c)(d)
............. 3,241 2,995,537
Series 2014-9R, Class 9A1, 0.29%,
08/27/36
(d)
.............. 3,913 3,620,879
Series 2014-11R, Class 16A1,
3.23%, 09/27/47
(d)
......... 4,466 4,571,103
Series 2015-4R, Class 1A2, 0.32%,
11/27/36
(d)
.............. 1,724 1,721,941
Series 2015-4R, Class 1A4, 0.32%,
10/27/36
(d)
.............. 6,805 5,050,263
Series 2017-2,  0.00%, 02/01/47
(c)
6,295 5,791,834
Series 2019-JR1, Class A1, 4.10%,
09/27/66
(d)
.............. 67,578 67,831,282
Series 2019-JR1, Class B3, 16.56%,
09/27/66
(c)
.............. 10,234 6,536,244
Series 2019-JR1, Class PT2, 0.00%,
03/25/59
(c)
.............. 3,885 1,417,849
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, 0.32%, 08/25/47
(d)
....... 3,205 2,210,980
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, 0.67%,
01/27/37
(a)(d)
............... 159 152,260
Deutsche Alt-B Securities Mortgage
Loan Trust
(d)
:
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 1,297 1,266,405
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 825 805,306
Security Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes, Series 2020-DNA4, Class
M2, 3.90%, 08/25/50
(a)(d)
....... USD 5,830 $ 5,900,313
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1, 3.02%,
03/25/36
(d)
................ 2,416 2,304,347
GSMPS Mortgage Loan Trust
(a)(d)
:
Series 2005-RP1, Class 1AF, 0.50%,
01/25/35 ............... 3,938 3,487,804
Series 2005-RP2, Class 1AF, 0.50%,
03/25/35 ............... 4,677 4,205,889
Series 2006-RP1, Class 1AF1,
0.50%, 01/25/36 .......... 3,670 2,962,865
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 3.97%,
01/25/35
(d)
.............. 729 718,005
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 518 582,211
HarborView Mortgage Loan Trust
(d)
:
Series 2006-12, Class 1A1A, 0.36%,
12/19/36 ............... 27,904 24,363,917
Series 2007-4, Class 2A2, 0.41%,
07/19/47 ............... 1,921 1,650,233
IndyMac INDX Mortgage Loan Trust
(d)
:
Series 2006-AR15, Class A1, 0.27%,
07/25/36 ............... 1,019 915,004
Series 2007-AR19, Class 3A1,
3.18%, 09/25/37 .......... 6,078 4,165,855
Series 2007-FLX5, Class 2A2,
0.39%, 08/25/37 .......... 2,666 2,242,276
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.68%,
05/25/37
(d)
................ 1,428 1,269,509
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
4.40%, 11/25/24
(a)(d)
.......... 3,062 2,803,815
JPMorgan Mortgage Trust, Series 2007-
A1, Class 4A1, 2.96%, 07/25/35
(d)
. 28 27,464
Legacy Mortgage Asset Trust
(a)
:
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 7,090 7,135,593
Series 2020-SL1, Class A, 2.73%,
06/25/60
(e)
.............. 10,030 10,029,951
Lehman XS Trust, Series 2007-16N,
Class AF2, 1.10%, 09/25/47
(d)
... 6,142 6,014,043
LSTAR Securities Investment Trust,
Series 2019-1, Class A1, 1.86%,
03/01/24
(a)(d)
............... 6,937 6,868,447
MASTR Resecuritization Trust, Series
2008-3, Class A1, 0.61%, 08/25/37
(a)
(d)
...................... 2,274 1,245,991
MCM Trust
(a)
:
Series 2018-NPL1, Class A, 4.00%,
05/28/58 ............... 2,498 2,511,872
Series 2018-NPL1, Class B, 0.15%,
05/28/58 ............... 16,535 11,658,291
Series 2018-NPL2, Class A, 4.00%,
10/25/28
(c)(e)
............. 9,540 9,540,113
Series 2018-NPL2, Class B, 0.00%,
10/25/28 ............... 28,042 8,810,779
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
0.36%, 04/25/37
(d)
........... 5,817 5,214,263
MFA Trust, Series 2020-NQM1, Class
A3, 2.30%, 08/25/49
(a)(d)
....... 1,121 1,126,181

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 0.50%,
04/16/36
(a)(d)
............... USD 23,511 $ 20,739,144
New Residential Mortgage Loan Trust
(a)
:
Series 2019-2A, Class A1, 4.25%,
12/25/57
(d)
.............. 4,439 4,775,444
Series 2020-NPL2, Class A1, 3.23%,
08/25/60
(e)
.............. 2,923 2,923,574
Series 2020-RPL1, Class B3, 3.94%,
11/25/59
(d)
.............. 10,258 8,244,763
Series 2020-RPL2, Class A1, 3.58%,
08/25/25
(d)
.............. 22,001 21,994,971
Nomura Asset Acceptance Corp.
Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(d)
............. 1,141 1,164,798
Series 2006-AF1, Class 1A4, 6.63%,
05/25/36
(e)
.............. 1,722 575,047
Series 2007-2, Class A4, 0.57%,
06/25/37
(d)
.............. 1,041 844,804
PRPM LLC
(a)(e)
:
Series 2019-1A, Class A1, 4.50%,
01/25/24 ............... 5,491 5,532,907
Series 2020-3, Class A1, 2.86%,
09/25/25 ............... 42,900 42,899,279
RALI Trust, Series 2007-QH9, Class
A1, 2.11%, 11/25/37
(d)
......... 888 795,001
Reperforming Loan REMIC Trust
(a)(d)
:
Series 2005-R2, Class 1AF1, 0.49%,
06/25/35 ............... 2,138 1,988,324
Series 2005-R3, Class AF, 0.55%,
09/25/35 ............... 3,187 2,766,845
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 1.53%,
05/25/57
(d)
................ 1,441 666,506
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(d)
... 24,922 24,984,119
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.26%, 07/20/37
(d)
.. 2,938 2,652,644
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 3.86%,
04/25/37
(d)
................ 862 690,601
Structured Adjustable Rate Mortgage
Loan Trust
(d)
:
Series 2005-11, Class 1A1, 3.44%,
05/25/35 ............... 1,293 1,105,029
Series 2006-3, Class 4A, 3.57%,
04/25/36 ............... 2,361 1,867,502
Structured Asset Mortgage Investments
II Trust
(d)
:
Series 2006-AR2, Class A1, 0.38%,
02/25/36 ............... 2,449 2,134,182
Series 2006-AR4, Class 3A1, 0.34%,
06/25/36 ............... 5,465 4,891,186
Series 2006-AR5, Class 2A1, 0.36%,
05/25/46 ............... 1,646 1,418,614
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
3,880 3,949,828
Verus Securitization Trust, Series 2019-
INV2, Class M1, 3.50%, 07/25/59
(a)(d)
1,090 1,110,867
Visio Trust, Series 2020-1, Class M1,
4.45%, 08/25/55
(a)(d)
.......... 1,900 1,943,510
WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-OA5,
Class 1A, 1.77%, 06/25/47
(d)
.... 4,161 3,814,655
Security Par (000) Value
United States (continued)
WaMu Mortgage Pass-Through Trust,
Series 2007-OA5, Class 2A, 1.93%,
06/25/47
(d)
................ USD 3,803 $ 3,241,915
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust:
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 3,173 2,750,286
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 5,735 5,767,203
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(e)
.............. 4,865 4,545,740
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(e)
.............. 1,293 1,208,451
Series 2007-OA1, Class 2A, 1.74%,
12/25/46
(d)
.............. 7,447 6,224,321
743,856,426
841,492,917
Commercial Mortgage-Backed Securities — 3.6%
Cayman Islands — 0.1%
(a)
Exantas Capital Corp. Ltd., Series
2019-RSO7, Class AS, 1.65%,
04/15/36
(d)
................ 8,519 8,360,306
GPMT Ltd., Series 2018-FL1, Class A,
1.06%, 11/21/35
(d)
........... 1,638 1,629,726
PFP Ltd.
(d)
:
Series 2019-5, Class A, 1.12%,
04/14/36 ............... 2,862 2,824,082
Series 2019-5, Class AS, 1.57%,
04/14/36 ............... 2,140 2,104,442
Prima Capital CRE Securitization Ltd.
(c)
:
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... 3,920 3,787,896
Series 2016-6A, Class C, 4.00%,
08/24/40 ............... 16,840 16,749,064
35,455,516
Ireland — 0.0%
(d)
River Green Finance 2020 DAC:
Series 2020-1, Class B, 1.05%,
01/22/32 ............... EUR 557 640,630
Series 2020-1, Class C, 1.40%,
01/22/32 ............... 333 380,939
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, 2.17%,
05/17/29
(a)
................ GBP 2,750 3,328,951
Taurus FR DAC:
Series 2019-1FR, Class B, 1.45%,
02/02/31 ............... EUR 449 507,747
Series 2019-1FR, Class C, 1.95%,
02/02/31 ............... 476 518,624
Taurus UK DAC:
Series 2019-UK2, Class B, 1.87%,
11/17/29 ............... GBP 3,535 4,375,105
Series 2019-UK2, Class C, 2.17%,
11/17/29 ............... 2,185 2,629,564
12,381,560
Italy — 0.0%
Taurus IT SRL, Series 2018-IT1, Class
A, 1.00%, 05/18/30
(d)
......... EUR 2,990 3,370,986
United Kingdom — 0.1%
Canary Wharf Finance II plc
(d)
:
Series II, Class C2, 1.45%, 10/22/37 GBP 2,100 2,143,246

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United Kingdom (continued)
Series II, Class D2, 0.92%, 10/22/37 GBP 14,689 $ 14,801,510
16,944,756
United States — 3.4%
1211 Avenue of the Americas Trust
(a)(d)
:
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... USD 1,530 1,572,142
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,261,337
245 Park Avenue Trust
(a)(d)
:
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 1,107,074
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 4,688 4,460,008
280 Park Avenue Mortgage Trust
(a)(d)
:
Series 2017-280P, Class D, 1.69%,
09/15/34 ............... 3,660 3,577,342
Series 2017-280P, Class E, 2.27%,
09/15/34 ............... 15,305 14,729,090
Series 2017-280P, Class F, 2.98%,
09/15/34 ............... 1,370 1,291,240
Ashford Hospitality Trust, Series 2018-
ASHF, Class D, 2.25%, 04/15/35
(a)(d)
2,013 1,832,413
Atrium Hotel Portfolio Trust
(a)(d)
:
Series 2017-ATRM, Class D, 2.10%,
12/15/36 ............... 12,415 10,446,730
Series 2017-ATRM, Class E, 3.20%,
12/15/36 ............... 1,463 1,192,975
BAMLL Commercial Mortgage
Securities Trust
(a)(d)
:
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... 3,131 3,140,548
Series 2016-ISQ, Class C, 3.73%,
08/14/34 ............... 1,530 1,582,897
Series 2016-ISQ, Class E, 3.73%,
08/14/34 ............... 15,501 14,910,179
Series 2017-SCH, Class AF, 1.15%,
11/15/33 ............... 250 236,421
Series 2017-SCH, Class BF, 1.55%,
11/15/33 ............... 6,440 6,058,002
Series 2017-SCH, Class CL, 1.65%,
11/15/32 ............... 2,560 2,188,569
Series 2017-SCH, Class DL, 2.15%,
11/15/32 ............... 5,070 4,146,094
Series 2018-DSNY, Class C, 1.50%,
09/15/34 ............... 590 555,282
Series 2018-DSNY, Class D, 1.85%,
09/15/34 ............... 4,862 4,492,405
BANK:
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 6,960 7,933,685
Series 2019-BN19, Class C, 4.17%,
08/15/61
(d)
.............. 1,911 2,084,645
Series 2020-BN28, Class D, 2.50%,
03/15/63
(a)
.............. 3,000 2,622,196
Bayview Commercial Asset Trust
(a)(d)
:
Series 2005-3A, Class A1, 0.47%,
11/25/35 ............... 4,664 4,381,995
Series 2005-4A, Class A1, 0.45%,
01/25/36 ............... 8,730 8,158,803
Series 2005-4A, Class A2, 0.54%,
01/25/36 ............... 211 198,407
Series 2005-4A, Class M1, 0.60%,
01/25/36 ............... 565 531,938
Series 2006-1A, Class A2, 0.51%,
04/25/36 ............... 813 755,822
Security Par (000) Value
United States (continued)
Series 2006-2A, Class A2, 0.43%,
07/25/36 ............... USD 1,529 $ 1,423,967
Series 2006-3A, Class A1, 0.40%,
10/25/36 ............... 1,242 1,153,753
Series 2006-3A, Class A2, 0.45%,
10/25/36 ............... 1,347 1,253,633
Series 2006-4A, Class A1, 0.38%,
12/25/36 ............... 1,840 1,710,119
Series 2007-2A, Class A1, 0.42%,
07/25/37 ............... 3,232 3,028,355
Series 2007-4A, Class A1, 0.60%,
09/25/37 ............... 13,429 12,442,413
Series 2007-6A, Class A4A, 1.65%,
12/25/37 ............... 5,310 5,023,968
Series 2008-2, Class A4A, 2.65%,
04/25/38 ............... 4,320 4,328,216
BBCMS Mortgage Trust
(a)(d)
:
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ............... 2,640 1,808,211
Series 2018-TALL, Class A, 0.87%,
03/15/37 ............... 2,453 2,355,434
Series 2018-TALL, Class D, 1.60%,
03/15/37 ............... 3,030 2,840,872
Series 2019-BWAY, Class D, 2.31%,
11/25/34 ............... 5,190 4,802,345
BBCMS Trust
(a)(d)
:
Series 2019-CLP, Class D, 1.88%,
12/15/31 ............... 11,504 11,263,390
Series 2019-CLP, Class E, 2.27%,
12/15/31 ............... 20,802 19,151,705
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a)(d)
.... 2,313 1,858,365
Bear Stearns Commercial Mortgage
Securities Trust
(d)
:
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ............... 884 878,060
Series 2007-T26, Class AM, 5.51%,
01/12/45 ............... 2,090 2,086,065
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.21%,
04/10/51
(a)(d)
............. 570 446,112
Series 2019-B10, Class 3CCA,
4.03%, 03/15/62
(a)(d)
........ 9,074 9,376,931
Series 2019-B14, Class 225C,
3.40%, 12/15/62
(a)(d)
........ 3,035 2,931,940
Series 2020-B16, Class C, 3.66%,
02/15/53
(d)
.............. 1,236 1,224,209
Series 2020-B16, Class D, 2.50%,
02/15/53
(a)
.............. 1,903 1,603,885
BFLD Trust, Series 2020-EYP, Class E,
3.90%, 10/15/22
(a)(d)
.......... 9,640 9,640,000
BHMS, Series 2018-ATLS, Class A,
1.40%, 07/15/35
(a)(d)
.......... 7,354 7,052,075
BWAY Mortgage Trust
(a)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 7,835 8,432,095
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 9,670,455
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 646,418
Series 2013-1515, Class F, 4.06%,
03/10/33
(d)
.............. 601 593,342
Series 2015-1740, Class E, 4.81%,
01/10/35
(d)
.............. 6,140 5,711,683
BX Commercial Mortgage Trust
(a)
:
Series 2018-BIOA, Class E, 2.10%,
03/15/37
(d)
.............. 3,790 3,723,949

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Series 2018-IND, Class G, 2.20%,
11/15/35
(d)
.............. USD 385 $ 378,736
Series 2018-IND, Class H, 3.15%,
11/15/35
(d)
.............. 30,688 29,924,829
Series 2019-XL, Class G, 2.45%,
10/15/36
(d)
.............. 39,756 39,109,515
Series 2019-XL, Class J, 2.80%,
10/15/36
(d)
.............. 37,489 36,559,948
Series 2020-BXLP, Class F, 2.15%,
12/15/36
(d)
.............. 42,322 41,634,552
Series 2020-BXLP, Class G, 2.65%,
12/15/36
(d)
.............. 6,244 6,158,136
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 4,500 4,521,968
Series 2020-VKNG, Class F, 2.95%,
10/15/37
(d)
.............. 7,670 7,669,999
BX Trust
(a)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ............... 4,471 4,732,685
Series 2019-OC11, Class D, 4.08%,
12/09/41
(d)
.............. 19,943 19,349,586
Series 2019-OC11, Class E, 4.08%,
12/09/41
(d)
.............. 24,854 22,832,823
BXP Trust
(a)(d)
:
Series 2017-CC, Class D, 3.67%,
08/13/37 ............... 1,930 1,921,199
Series 2017-CC, Class E, 3.67%,
08/13/37 ............... 3,820 3,550,772
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,589,546
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 3,301,233
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 2.30%,
12/15/37
(a)(d)
............... 12,799 12,639,641
Cantor Commercial Real Estate
Lending
(a)(d)
:
Series 2019-CF1, Class 65B, 4.14%,
05/15/52 ............... 3,000 2,938,753
Series 2019-CF1, Class 65C, 4.12%,
05/15/52 ............... 3,700 3,507,773
CD Mortgage Trust, Series 2006-CD3,
Class AM, 5.65%, 10/15/48 ..... 3,315 3,389,328
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 5.03%,
05/10/58
(d)
.............. 8,553 8,477,155
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. 1,540 1,557,924
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 2,947,235
CFK Trust
(a)(d)
:
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 7,111,551
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 6,021,057
CGDBB Commercial Mortgage Trust
(a)
(d)
:
Series 2017-BIOC, Class A, 0.94%,
07/15/32 ............... 5,828 5,827,474
Series 2017-BIOC, Class D, 1.75%,
07/15/32 ............... 7,491 7,481,998
Series 2017-BIOC, Class E, 2.30%,
07/15/32 ............... 17,376 17,204,130
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 1.65%,
06/15/34
(a)(d)
............... 16,459 15,525,147
Security Par (000) Value
United States (continued)
Citigroup Commercial Mortgage Trust
(d)
:
Series 2014-GC19, Class C, 5.26%,
03/10/47 ............... USD 1,156 $ 1,214,187
Series 2015-GC27, Class C, 4.57%,
02/10/48 ............... 7,133 7,258,999
Series 2016-C1, Class D, 5.12%,
05/10/49
(a)
.............. 1,180 1,002,924
Series 2016-GC37, Class C, 5.08%,
04/10/49 ............... 2,110 2,046,568
Series 2016-P3, Class C, 5.05%,
04/15/49 ............... 340 331,564
Series 2016-P3, Class D, 2.80%,
04/15/49
(a)
.............. 340 208,555
Series 2019-PRM, Class E, 4.89%,
05/10/36
(a)
.............. 10,819 11,119,649
Series 2019-PRM, Class F, 4.89%,
05/10/36
(a)
.............. 5,775 5,811,022
Series 2019-SMRT, Class D, 4.90%,
01/10/36
(a)
.............. 17,385 17,787,357
Series 2019-SMRT, Class E, 4.90%,
01/10/36
(a)
.............. 1,081 1,083,192
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(d)
............. 750 763,262
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 845 809,758
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(d)
............. 4,864 3,466,604
Series 2014-CR15, Class C, 4.89%,
02/10/47
(d)
.............. 670 711,717
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,305 2,494,890
Series 2014-UBS4, Class C, 4.80%,
08/10/47
(d)
.............. 1,757 1,743,433
Series 2015-LC19, Class D, 2.87%,
02/10/48
(a)
.............. 559 497,023
Series 2015-LC21, Class C, 4.48%,
07/10/48
(d)
.............. 6,490 6,313,865
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 2,254,886
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(d)
............. 1,840 1,792,040
Series 2017-COR2, Class D, 3.00%,
09/10/50
(a)
.............. 986 787,806
Series 2018-HCLV, Class B, 1.55%,
09/15/33
(a)(d)
............. 3,955 3,754,486
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... 50 48,672
Credit Suisse Mortgage Capital
Certificates
(a)(d)
:
Series 2020-NET, Class D, 3.83%,
08/15/37 ............... 560 560,642
Series 2020-NET, Class E, 3.83%,
08/15/37 ............... 5,910 5,824,295
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class B, 4.21%,
06/15/57
(d)
.............. 4,190 4,009,437
Series 2018-C14, Class C, 5.05%,
11/15/51
(d)
.............. 570 612,373
Series 2019-C15, Class D, 3.00%,
03/15/52
(a)
.............. 3,323 2,445,221
Series 2019-C16, Class C, 4.24%,
06/15/52
(d)
.............. 6,665 6,556,791
Series 2019-C17, Class C, 3.93%,
09/15/52 ............... 3,720 4,002,021

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Series 2019-C17, Class D, 2.50%,
09/15/52
(a)
.............. USD 5,441 $ 4,006,227
CSMC Trust
(a)
:
Series 2017-PFHP, Class A, 1.10%,
12/15/30
(d)
.............. 2,310 2,246,939
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,180,573
DBGS Mortgage Trust, Series 2019-
1735, Class F, 4.33%, 04/10/37
(a)(d)
2,873 2,188,291
DBUBS Mortgage Trust
(a)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 6,680 7,162,266
Series 2017-BRBK, Class D, 3.65%,
10/10/34
(c)(d)
............. 3,760 3,737,411
Series 2017-BRBK, Class E, 3.65%,
10/10/34
(d)
.............. 9,340 9,461,670
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(d)
.............. 2,880 2,858,806
Del Amo Fashion Center Trust, Series
2017-AMO, Class D, 3.76%,
06/05/35
(a)(d)
............... 1,938 1,433,489
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A, 3.67%,
09/10/35
(a)(d)
............... 3,210 3,499,458
GRACE Mortgage Trust, Series 2014-
GRCE, Class F, 3.71%, 06/10/28
(a)(d)
28,606 28,415,721
GS Mortgage Securities Corp. II
(a)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 8,520,881
Series 2012-TMSQ, Class D, 3.57%,
12/10/30
(d)
.............. 2,620 2,290,390
Series 2017-375H, Class A, 3.59%,
09/10/37
(d)
.............. 1,460 1,614,614
GS Mortgage Securities Corp. Trust
(a)
:
Series 2016-RENT, Class C, 4.20%,
02/10/29
(d)
.............. 1,450 1,443,204
Series 2017-500K, Class D, 1.55%,
07/15/32
(d)
.............. 620 615,411
Series 2017-500K, Class E, 1.75%,
07/15/32
(d)
.............. 1,270 1,257,205
Series 2017-500K, Class F, 2.15%,
07/15/32
(d)
.............. 1,435 1,417,404
Series 2017-500K, Class G, 2.85%,
07/15/32
(d)
.............. 963 949,307
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 6,001,947
Series 2019-BOCA, Class A, 1.35%,
06/15/38
(d)
.............. 3,284 3,202,299
Series 2019-SOHO, Class E, 2.03%,
06/15/36
(d)
.............. 3,977 3,730,042
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(d)
............. 2,052 2,080,630
Series 2014-GC20, Class B, 4.53%,
04/10/47
(d)
.............. 370 387,569
Series 2015-590M, Class E, 3.93%,
10/10/35
(a)(d)
............. 4,140 4,153,538
Series 2017-GS7, Class D, 3.00%,
08/10/50
(a)
.............. 3,909 3,150,358
Series 2017-GS7, Class E, 3.00%,
08/10/50
(a)
.............. 3,926 2,878,576
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(d)
.............. 1,130 1,049,106
GSCG Trust, Series 2019-600C, Class
F, 4.12%, 09/06/34
(a)(d)
........ 3,885 3,718,138
Security Par (000) Value
United States (continued)
Hudson Yards Mortgage Trust
(a)
:
Series 2016-10HY, Class A, 2.84%,
08/10/38 ............... USD 5,230 $ 5,616,713
Series 2019-30HY, Class E, 3.56%,
07/10/39
(d)
.............. 4,966 4,849,418
Series 2019-55HY, Class F, 3.04%,
12/10/41
(d)
.............. 8,659 7,600,436
IMT Trust
(a)
:
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,347,985
Series 2017-APTS, Class DFX,
3.61%, 06/15/34
(d)
......... 1,350 1,294,180
Series 2017-APTS, Class EFX,
3.61%, 06/15/34
(d)
......... 2,090 1,953,278
JPMBB Commercial Mortgage
Securities Trust
(d)
:
Series 2014-C22, Class B, 4.71%,
09/15/47 ............... 1,096 1,095,392
Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)
.............. 4,979 3,906,830
JPMCC Commercial Mortgage
Securities Trust:
Series 2017-JP5, Class D, 4.78%,
03/15/50
(a)(d)
............. 4,720 3,485,730
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 905,533
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 3,223,115
Series 2019-COR5, Class C, 3.75%,
06/13/52 ............... 2,264 2,167,614
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)
:
Series 2017-FL10, Class E, 4.05%,
06/15/32
(d)
.............. 1,135 1,059,028
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 5,144,320
JPMorgan Chase Commercial
Mortgage Securities Trust:
Series 2015-JP1, Class C, 4.87%,
01/15/49
(d)
.............. 1,650 1,660,511
Series 2015-JP1, Class D, 4.37%,
01/15/49
(d)
.............. 7,843 6,358,286
Series 2016-NINE, Class A, 2.95%,
09/06/38
(a)(d)
............. 3,399 3,655,021
Series 2018-WPT, Class DFX,
5.35%, 07/05/33
(a)
......... 3,274 3,257,564
Series 2018-WPT, Class FFX,
5.54%, 07/05/33
(a)
......... 569 539,138
Series 2019-BKWD, Class E, 2.75%,
09/15/29
(a)(d)
............. 6,732 5,962,186
Series 2019-MFP, Class E, 2.31%,
07/15/36
(a)(d)
............. 5,580 5,237,359
Series 2019-MFP, Class F, 3.15%,
07/15/36
(a)(d)
............. 2,015 1,874,923
Series 2019-OSB, Class E, 3.91%,
06/05/39
(a)(d)
............. 3,216 2,736,533
Series 2020-MKST, Class E, 2.40%,
12/15/36
(a)(d)
............. 3,889 3,466,184
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, 1.95%, 05/15/36
(a)(d)
11,601 11,474,616
LCCM Mortgage Trust
(a)
:
Series 2014-909, Class A, 3.39%,
05/15/31 ............... 3,430 3,442,945
Series 2014-909, Class C, 4.03%,
05/15/31
(d)
.............. 4,150 4,143,336
Series 2014-909, Class D, 4.03%,
05/15/31
(d)
.............. 7,600 7,546,071

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Series 2014-909, Class E, 4.03%,
05/15/31
(d)
.............. USD 10,892 $ 10,736,119
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(d)
:
Series 2006-2A, Class M2, 0.54%,
09/25/36 ............... 847 820,831
Series 2007-1A, Class 1A, 0.40%,
03/25/37 ............... 2,279 2,160,423
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.35%,
04/20/48
(a)(d)
............... 3,746 3,791,704
MAD Mortgage Trust
(a)(d)
:
Series 2017-330M, Class D, 4.11%,
08/15/34 ............... 2,925 2,971,401
Series 2017-330M, Class E, 4.17%,
08/15/34 ............... 4,493 4,466,655
Manhattan West, Series 2020-1MW,
Class D, 2.41%, 09/10/39
(a)(d)
.... 2,088 2,030,666
MFT Trust
(a)(d)
:
Series 2020-ABC, Class C, 3.48%,
02/10/42 ............... 13,308 12,775,901
Series 2020-ABC, Class D, 3.48%,
02/10/42 ............... 9,495 8,733,943
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C23, Class D, 4.29%,
07/15/50
(a)(d)
............. 901 795,136
Series 2015-C25, Class C, 4.68%,
10/15/48
(d)
.............. 720 768,954
Series 2015-C26, Class D, 3.06%,
10/15/48
(a)
.............. 1,917 1,364,585
Series 2017-C33, Class C, 4.56%,
05/15/50
(d)
.............. 2,270 2,232,569
Morgan Stanley Capital Barclays Bank
Trust, Series 2016-MART, Class A,
2.20%, 09/13/31
(a)
........... 2,200 2,193,735
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.05%,
10/15/42
(d)
.............. 4,210 4,172,470
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(d)
.............. 4,896 4,903,893
Series 2014-150E, Class F, 4.44%,
09/09/32
(a)(d)
............. 4,181 3,907,037
Series 2014-CPT, Class E, 3.56%,
07/13/29
(a)(d)
............. 630 638,573
Series 2015-MS1, Class C, 4.17%,
05/15/48
(d)
.............. 3,053 2,831,093
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(d)
............. 830 685,117
Series 2017-CLS, Class E, 2.10%,
11/15/34
(a)(d)
............. 790 772,741
Series 2017-CLS, Class F, 2.75%,
11/15/34
(a)(d)
............. 15,877 15,451,789
Series 2017-H1, Class C, 4.28%,
06/15/50
(d)
.............. 1,244 1,263,461
Series 2017-H1, Class D, 2.55%,
06/15/50
(a)
.............. 7,340 5,348,014
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.............. 1,115 903,150
Series 2018-H3, Class C, 5.01%,
07/15/51
(d)
.............. 1,160 1,198,662
Series 2018-H3, Class D, 3.00%,
07/15/51
(a)
.............. 2,620 1,881,501
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 1,091,789
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)(d)
............. 9,449 7,465,601
Security Par (000) Value
United States (continued)
Series 2018-SUN, Class A, 1.30%,
07/15/35
(a)(d)
............. USD 2,330 $ 2,254,689
Series 2018-SUN, Class F, 2.95%,
07/15/35
(a)(d)
............. 1,119 1,038,096
Series 2019-NUGS, Class E, 3.74%,
12/15/36
(a)(d)
............. 2,810 2,565,026
Series 2020-L4, Class D, 2.50%,
02/15/53
(a)
.............. 8,485 6,775,179
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(d)
............... 2,167 632,254
Natixis Commercial Mortgage Securities
Trust
(a)(d)
:
Series 2018-FL1, Class A, 1.11%,
06/15/35 ............... 2,054 1,980,129
Series 2018-FL1, Class MCR1,
2.51%, 06/15/35 .......... 1,567 1,474,756
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 3,077,724
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 4.08%, 05/10/39
(a)
(d)
...................... 7,856 6,762,324
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.59%, 09/15/39
(a)(d)
.......... 4,690 4,636,122
USDC
(a)(d)
:
Series 2018, Class E, 4.64%,
05/13/38 ............... 4,300 3,566,237
Series 2018-USDC, Class F, 4.64%,
05/13/38 ............... 3,780 2,771,615
VCC Trust, Series 2020-MC1, Class A,
4.50%, 06/25/45
(a)(d)
.......... 17,847 17,553,614
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M7, 8.02%,
09/25/44
(a)(d)
............. 2,399 2,015,086
Series 2016-1, Class M4, 8.65%,
04/25/46
(a)(d)
............. 970 1,005,389
Series 2016-2, Class M3, 5.50%,
10/25/46
(d)
.............. 2,250 2,256,858
Series 2016-2, Class M4, 7.23%,
10/25/46
(d)
.............. 1,110 1,119,882
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)(d)
............. 1,393 1,289,451
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)(d)
............. 839 716,049
Series 2018-1, Class M2, 4.26%,
04/25/48
(a)
.............. 861 866,989
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)(d)
............. 2,297 2,296,603
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)(d)
............. 1,889 1,884,370
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)(d)
............. 795 746,690
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)(d)
............. 1,243 1,131,536
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)(d)
............. 1,293 1,023,888
VNDO Mortgage Trust, Series 2013-
PENN, Class D, 4.08%, 12/13/29
(a)(d)
1,400 1,388,577
Wells Fargo Commercial Mortgage
Trust:
Series 2013-BTC, Class F, 3.67%,
04/16/35
(a)(d)
............. 8,491 7,652,551
Series 2015-C27, Class C, 3.89%,
02/15/48 ............... 5,879 5,608,780

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
Series 2015-P2, Class D, 3.24%,
12/15/48
(a)
.............. USD 1,687 $ 1,306,705
Series 2016-NXS5, Class B, 5.10%,
01/15/59
(d)
.............. 1,470 1,679,970
Series 2016-NXS5, Class D, 5.14%,
01/15/59
(d)
.............. 1,000 868,525
Series 2017-C39, Class D, 4.50%,
09/15/50
(a)(d)
............. 1,553 1,238,887
Series 2017-C41, Class B, 4.19%,
11/15/50
(d)
.............. 2,811 2,986,206
Series 2017-C41, Class C, 4.66%,
11/15/50
(d)
.............. 1,734 1,588,052
Series 2017-HSDB, Class A, 1.00%,
12/13/31
(a)(d)
............. 3,928 3,771,847
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(d)
............. 4,292 4,729,031
Series 2018-BXI, Class E, 2.31%,
12/15/36
(a)(d)
............. 2,006 1,966,691
Series 2018-C44, Class D, 3.00%,
05/15/51
(a)
.............. 948 702,203
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,473,778
Series 2019-C52, Class C, 3.56%,
08/15/52 ............... 3,714 3,795,305
Series 2020-SDAL, Class D, 2.24%,
02/15/37
(a)(d)
............. 3,010 2,538,585
Series 2020-SDAL, Class E, 2.89%,
02/15/37
(a)(d)
............. 2,560 2,126,533
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(d)
................ 1,770 1,694,503
1,110,658,649
1,178,811,467
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(d)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.76%, 07/25/47 ............ 21,377 1,341,446
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.86%,
09/25/35
(a)
................ 2,622 336,983
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.00%,
07/25/56
(a)
................ 8,476 1,183,837
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 4.72%,
02/25/38
(a)
................ 33,088 11,435,652
14,297,918
Interest Only Commercial Mortgage-Backed Securities — 0.3%
United States — 0.3%
(d)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a)
25,000 286,070
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)
.... 19,140 522,905
Banc of America Commercial Mortgage
Trust:
Series 2017-BNK3, Class XB,
0.78%, 02/15/50 .......... 31,555 1,172,454
Series 2017-BNK3, Class XD,
1.44%, 02/15/50
(a)
......... 12,290 832,279
Security Par (000) Value
United States (continued)
BANK:
Series 2019-BN20, Class XA,
0.96%, 09/15/62 .......... USD 25,236 $ 1,579,568
Series 2019-BN20, Class XB,
0.46%, 09/15/62 .......... 86,048 2,577,181
Barclays Commercial Mortgage Trust,
Series 2019-C3, Class XA, 1.51%,
05/15/52 ................. 23,115 2,154,502
BBCMS Mortgage Trust:
Series 2020-C7, Class XA, 1.63%,
04/15/53 ............... 13,769 1,511,607
Series 2020-C7, Class XB, 0.99%,
04/15/53 ............... 2,706 224,883
BBCMS Trust
(a)
:
Series 2015-SRCH, Class XA,
1.12%, 08/10/35 .......... 73,278 3,699,091
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 563,116
Benchmark Mortgage Trust:
Series 2019-B9, Class XA, 1.21%,
03/15/52 ............... 51,272 3,677,771
Series 2019-B13, Class XA, 1.27%,
08/15/57 ............... 126,101 9,774,201
Series 2020-B17, Class XB, 0.65%,
03/15/53
(c)
.............. 13,340 560,280
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT, Class X, 1.54%,
04/10/29
(a)
................ 84,430 113,871
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.89%,
05/10/58 ................. 18,700 704,055
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.16%,
03/10/46 ............... 21,082 358,059
Series 2015-CR25, Class XA,
0.99%, 08/10/48 .......... 15,883 539,915
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 932,064
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB,
0.22%, 11/15/50 .......... 32,800 489,356
Series 2019-C16, Class XA, 1.73%,
06/15/52 ............... 94,458 10,015,151
Series 2019-C17, Class XA, 1.51%,
09/15/52 ............... 87,304 8,131,819
Series 2019-C17, Class XB, 0.70%,
09/15/52 ............... 41,829 1,768,626
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)
.... 598,765 2,311,233
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)
. 52,590 1,287,929
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50 .. 15,440 825,577
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.39%,
05/03/32
(a)
................ 24,000 288,828
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA,
1.22%, 04/10/47 .......... 3,878 92,545
Series 2019-GSA1, Class XA,
0.96%, 11/10/52 .......... 31,703 1,972,270
JPMBB Commercial Mortgage
Securities Trust:
Series 2014-C22, Class XA, 0.98%,
09/15/47 ............... 7,239 196,983
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 594,828

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... USD 14,670 $ 557,027
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 1,398,322
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.35%, 02/15/36
(a)
.... 6,322 453,936
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 1.15%,
03/10/50
(a)
................ 8,917 294,359
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
:
Series 2014-C19, Class XD, 1.35%,
12/15/47 ............... 51,913 2,347,496
Series 2014-C19, Class XF, 1.35%,
12/15/47 ............... 13,486 593,114
Series 2015-C21, Class XB, 0.43%,
03/15/48 ............... 15,696 209,821
Series 2015-C26, Class XD, 1.49%,
10/15/48 ............... 18,660 1,150,949
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.36%,
06/15/50
(a)
.............. 8,870 1,048,878
Series 2019-H6, Class XB, 0.87%,
06/15/52 ............... 53,695 2,867,571
Series 2019-L2, Class XA, 1.19%,
03/15/52 ............... 22,786 1,646,646
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)
................ 99,000 2,393,820
One Market Plaza Trust
(a)
:
Series 2017-1MKT, Class XCP,
0.22%, 02/10/32 .......... 152,049 302,578
Series 2017-1MKT, Class XNCP,
0.00%, 02/10/32
(c)
......... 30,410 304
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.64%,
10/15/52 ............... 69,560 7,256,113
Series 2019-C18, Class XA, 1.18%,
12/15/52 ............... 71,763 5,106,233
Wells Fargo Commercial Mortgage
Trust:
Series 2016-BNK1, Class XD,
1.40%, 08/15/49
(a)
......... 9,764 601,365
Series 2019-C50, Class XA, 1.59%,
05/15/52 ............... 48,595 4,496,317
92,483,866
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(k)
............... 4,146 453,968
Total Non-Agency Mortgage-Backed Securities — 6.5%
(Cost: $2,189,865,532) ........................... 2,127,540,136
Security Par (000) Value
Preferred Securities — 0.3%
Capital Trusts — 0.1%
United Kingdom — 0.0%
Lloyds Banking Group plc
(m)(o)
:
6.41%
(a)
.................. USD 1,000 $ 1,160,000
6.66% ................... 437 517,845
6.66%
(a)
.................. 2,363 2,800,155
4,478,000
United States — 0.1%
(m)
Bank of America Corp.
(o)
:
Series X, 6.25% ............ 3,140 3,355,090
Series DD, 6.30% ........... 2,558 2,890,796
Series Z, 6.50% ............ 9,994 11,108,331
Capital One Financial Corp., Series E,
4.05%
(o)
.................. 3,209 2,836,531
Citigroup, Inc., Series V, 4.70%
(o)
... 1,040 1,004,900
General Motors Financial Co., Inc.,
Series C, 5.70%
(o)
........... 2,876 2,886,785
JPMorgan Chase & Co.
(o)
:
Series Z, 4.05% ............ 3,170 3,126,412
Series HH, 4.60% ........... 1,807 1,770,860
Series FF, 5.00% ............ 3,855 3,848,355
Series Q, 5.15% ............ 3,685 3,703,425
Morgan Stanley, Series J, 4.08%
(o)
.. 2,529 2,473,160
NBCUniversal Enterprise, Inc., 5.25%
(a)
4,800 4,848,000
43,852,645
Total Capital Trusts — 0.1%
(Cost: $48,229,708) .............................. 48,330,645
Shares
Preferred Stocks — 0.2%
Spain — 0.0%
Banco Santander SA, Series 6,
4.00%
(m)(o)
................. 111,000 2,587,410
United States — 0.2%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(l)
............. 22,408 23,987,764
Aptiv plc, Series A, 5.50% ........ 217,367 24,653,765
Federal Home Loan Mortgage Corp.,
Series Z, 8.38%
(h)(m)(o)
......... 249,600 2,221,440
Federal National Mortgage Association,
Series S, 8.25%
(h)(m)(o)
......... 249,600 2,216,448
Morgan Stanley, Series E, 7.13%
(m)(o)
. 28,741 793,252
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(c)(i)
............. 396,483 6,177,205
60,049,874
Total Preferred Stocks — 0.2%
(Cost: $58,492,495) .............................. 62,637,284
Total Preferred Securities — 0.3%
(Cost: $106,722,203) ............................. 110,967,929

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Pa r (000) Value
U.S. Government Sponsored Agency Securities — 41.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Notes Variable Rate Notes
(b)
:
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 11.65%, 01/25/25 . USD 1,449 $ 1,615,864
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 8.10%, 05/25/25 .. 1,572 1,562,351
Series 2017-DNA2, Class B1,
(LIBOR USD 1 Month +
5.15%), 5.30%, 10/25/29 .. 3,125 3,175,357
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 4.60%, 03/25/30 .. 5,034 4,895,210
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 2.60%, 12/25/42 .. 1,289 1,221,489
12,470,271
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL4F, Class A2AS,
3.68%, 10/25/25
(d)
........... 4,408 4,833,911
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(d)
:
Series 2017-KGX1, Class BFX,
3.71%, 10/25/27
(a)
....... 2,746 2,886,979
Series 2018-K732, Class B,
4.19%, 05/25/25
(a)
....... 3,885 4,300,618
Series 2018-K80, Class B,
4.37%, 08/25/50
(a)
....... 4,180 4,812,165
Series 2018-SB52, Class A10F,
3.48%, 06/25/28 ........ 6,266 6,710,463
Series 2018-SB53, Class A10F,
3.66%, 06/25/28 ........ 3,848 4,247,921
Government National Mortgage
Association:
Series 2015-97, Class VA,
2.25%, 12/16/38 ........ 2,784 2,893,632
Series 2016-158, Class VA,
2.00%, 03/16/35 ........ 1,735 1,767,968
32,453,657
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.:
Series 4995, Class BI,
4.50%, 06/25/50 ........ 28,172 3,786,315
Series 4999, Class QI,
4.00%, 05/25/50 ........ 27,728 3,567,585
Series 5014, Class DI,
4.00%, 09/25/50 ........ 19,596 2,494,357
Series 5029, Class GI,
2.00%, 10/25/50 ........ 21,900 2,056,547
Federal National Mortgage Association,
Series 2020-73, Class AI,
2.00%, 10/25/50 ............ 29,200 2,427,250
14,332,054
Security Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Government National Mortgage
Association, Series 2014-52, Class
AI, 0.83%, 08/16/41 .......... USD 1,893 $ 7,536
Government National Mortgage
Association Variable Rate Notes:
Series 2009-80,
0.67%, 09/16/51
(d)
....... 4,779 451,317
Series 2012-23,
0.28%, 06/16/53
(d)
....... 6,363 64,196
Series 2013-191,
0.72%, 11/16/53
(d)
....... 7,318 190,489
Series 2013-30,
0.75%, 09/16/53
(d)
....... 30,042 946,803
Series 2013-63,
0.83%, 09/16/51
(d)
....... 31,376 747,914
Series 2013-78,
0.72%, 10/16/54
(d)
....... 32,067 1,081,373
Series 2015-173,
0.79%, 09/16/55
(d)
....... 13,352 647,270
Series 2015-22,
0.62%, 03/16/55
(d)
....... 18,492 604,423
Series 2015-37,
0.69%, 10/16/56
(d)
....... 5,092 225,877
Series 2015-48,
0.66%, 02/16/50
(d)
....... 12,194 411,288
Series 2016-110,
0.98%, 05/16/58
(d)
....... 15,821 958,194
Series 2016-113, (LIBOR
USD 1 Month + 0.00%),
1.16%, 02/16/58
(b)
....... 17,676 1,314,269
Series 2016-125,
0.95%, 12/16/57
(d)
....... 21,087 1,251,504
Series 2016-128,
0.90%, 09/16/56
(d)
....... 30,135 1,861,961
Series 2016-152,
0.84%, 08/15/58
(d)
....... 21,147 1,247,037
Series 2016-162,
0.91%, 09/16/58
(d)
....... 56,462 3,601,934
Series 2016-165,
0.96%, 12/16/57
(d)
....... 16,974 1,058,903
Series 2016-26,
0.90%, 02/16/58
(d)
....... 77,398 3,990,537
Series 2016-36,
0.81%, 08/16/57
(d)
....... 7,339 387,964
Series 2016-67,
1.00%, 07/16/57
(d)
....... 7,530 423,209
Series 2016-92,
0.90%, 04/16/58
(d)
....... 16,175 901,253
Series 2016-96,
0.93%, 12/16/57
(d)
....... 40,250 2,203,551
24,578,802
Mortgage-Backed Securities — 41.2%
Uniform Mortgage-Backed Securities:
6.00%, 03/01/38 .......... 2 2,282
4.50%, 09/01/43 - 04/01/50 ... 1,899,346 2,053,354,732
4.00%, 09/01/44 - 01/01/46 ... 259 280,009
2.00%, 10/25/50
(t)
......... 2,056,597 2,126,328,492
2.50%, 10/25/50 - 11/25/50
(t)
.. 2,667,468 2,797,860,656
3.00%, 10/25/50 - 11/25/50
(t)
.. 2,925,039 3,064,200,843
3.50%, 10/25/50
(t)
......... 116,704 123,045,220
4.00%, 10/25/50 - 11/25/50
(t)
.. 2,284,145 2,437,596,908

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 10/25/50
(t)
......... USD 765,802 $ 828,382,382
13,431,051,524
Total U.S. Government Sponsored Agency Securities
—
41.4%
(Cost: $13,519,042,467) ........................... 13,514,886,308
U.S. Treasury Obligations — 10.5%
U.S. Treasury Bonds:
2.00%, 02/15/50 ............ 95,000 107,780,469
1.25%, 05/15/50 ............ 104,000 98,865,000
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23
(u)
........... 226,261 236,743,760
0.50%, 04/15/24
(p) (u)(v)
......... 990,472 1,051,667,030
0.13%, 10/15/24 - 01/15/30 ..... 359,621 389,762,947
0.13%, 04/15/25
(p)
........... 631,565 672,180,456
U.S. Treasury Notes:
2.75%, 09/15/21 ............ 1,500 1,537,383
2.63%, 12/31/23 ............ 65 70,157
2.13%, 03/31/24 ............ 4,950 5,285,285
1.13%, 02/28/25 - 02/28/27 ..... 214,000 223,514,843
1.63%, 10/31/26 ............ 4,670 5,020,250
0.50%, 04/30/27 ............ 125,000 125,605,469
0.38%, 09/30/27 ............ 375,000 372,714,844
3.13%, 11/15/28 ............ 2,000 2,410,312
2.38%, 05/15/29 ............ 1,000 1,151,133
0.63%, 08/15/30 ............ 135,000 134,325,000
Total U.S. Treasury Obligations — 10.5%
(Cost: $3,342,029,838) ........................... 3,428,634,338
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/19/20, 2 shares for
1 warrant, Expires 04/08/21, Strike
Price USD 2.00)
(c)(g)
.......... 14,044 291,694
United States — 0.0%
(g)
HCCO (Issued/exercisable 07/27/20,
1 share for 1 warrant, Expires
11/15/20, Strike Price USD 10.00)
(c)
625,000 6
SM Energy Co. (Issued/exercisable
06/18/20, 1 share for 1 warrant,
Expires 06/30/23, Strike Price USD
0.01) .................... 155,544 245,760
Social Capital Hedosophia Holdings
Corp. III (Issued/exercisable
09/11/20, 1 share for 1 warrant,
Expires 12/31/20, Strike Price USD
10.00) ................... 1,367,000 14
Target Hospitality Corp. (Issued/
exercisable 03/05/19, 1 share for
1 warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 1,756
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $0) (Issued/
exercisable 05/08/20, 1 share for
1 warrant, Expires 11/08/21, Strike
Price USD 18.92)
(c)(i)
.......... 396,483 364,764
Total Warrants — 0.0% ............................ 903,994
Total Long-Term Investments — 136.7%
(Cost: $44,348,576,980) ........................... 44,598,321,565
Security Pa r (000) Value
Short-Term Securities — 2.2%
Borrowed Bond Agreements — 1.3%
(w)(x)
Barclays Bank plc, (3.75)%, Open
(Purchased on 09/22/20 to be
repurchased at USD 2,317,642,
collateralized by Washington Prime
Group LP, 6.45%, due at 08/15/24,
par and fair value of USD 4,526,000
and $2,296,945, respectively) ... USD 2,320 $ 2,319,575
Barclays Bank plc, (2.25)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 2,471,522,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 2,500,000 and
$2,821,793, respectively) ...... EUR 2,468 2,893,284
Barclays Bank plc, (2.25)%, Open
(Purchased on 09/21/20 to be
repurchased at USD 1,052,268,
collateralized by SRS Distribution,
Inc., 8.25%, due at 07/01/26, par
and fair value of USD 976,000 and
$1,041,880, respectively) ...... USD 1,053 1,052,860
Barclays Bank plc, (1.35)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 215,679,
collateralized by Nouryon Holding
BV, 6.50%, due at 10/01/26, par
and fair value of EUR 200,000 and
$242,052, respectively) ........ EUR 215 252,639
Barclays Bank plc, (1.25)%, Open
(Purchased on 09/02/20 to be
repurchased at USD 1,816,982,
collateralized by Shelf Drilling
Holdings Ltd., 8.25%, due
at 02/15/25, par and fair value of
USD 5,000,000 and $1,975,000,
respectively) ............... USD 1,819 1,818,750
Barclays Bank plc, (1.05)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 3,299,175,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 3.50%, due
at 02/10/27, par and fair value of
EUR 2,900,000 and $3,788,025,
respectively) ............... EUR 3,297 3,865,341
Barclays Bank plc, (0.85)%, Open
(Purchased on 07/13/20 to be
repurchased at EUR 3,176,000,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 6.00%, par
and fair value of EUR 3,200,000 and
$3,798,738, respectively)
(m)
..... 3,176 3,723,701
Barclays Bank plc, (0.85)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 38,374,096,
collateralized by Portuguese
Republic, 2.13%, due at 10/17/28,
par and fair value of EUR
32,565,000 and $44,498,617,
respectively) ............... 38,352 44,965,569
Barclays Bank plc, (0.85)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 4,067,403,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 4,000,000 and
$4,568,148, respectively) ...... 4,065 4,766,056

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.75)%, Open
(Purchased on 03/20/20 to be
repurchased at USD 1,178,940,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 1,130,000 and
$1,412,500, respectively) ...... USD 1,184 $ 1,183,675
Barclays Bank plc, (0.50)%, Open
(Purchased on 03/20/20
to be repurchased at USD
1,284,316, collateralized by Teva
Pharmaceutical Finance Netherlands
III BV, 2.80%, due at 07/21/23, par
and fair value of USD 1,700,000 and
$1,607,031, respectively) ...... 1,288 1,287,750
Barclays Bank plc, (0.40)%, Open
(Purchased on 09/21/20 to be
repurchased at USD 10,316,624,
collateralized by Sally Holdings LLC,
5.63%, due at 12/01/25, par and
fair value of USD 10,005,000 and
$10,138,767, respectively) ..... 10,318 10,317,656
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/25/20 to be
repurchased at USD 4,641,598,
collateralized by Beacon Roofing
Supply, Inc., 4.88%, due at 11/01/25,
par and fair value of USD 4,665,000
and $4,571,700, respectively) ... 4,642 4,641,675
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/22/20 to be
repurchased at USD 1,447,186,
collateralized by Zayo Group
Holdings, Inc., 6.13%, due
at 03/01/28, par and fair value of
USD 1,400,000 and $1,445,080,
respectively) ............... 1,447 1,447,250
Barclays Bank plc, (0.20)%, Open
(Purchased on 03/23/20 to be
repurchased at USD 3,560,143,
collateralized by Refinitiv US
Holdings, Inc., 8.25%, due
at 11/15/26, par and fair value of
USD 3,660,000 and $4,007,700,
respectively) ............... 3,564 3,563,925
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/18/20 to be
repurchased at USD 325,482,
collateralized by Tenet Healthcare
Corp., 6.75%, due at 06/15/23, par
and fair value of USD 300,000 and
$315,000, respectively) ........ 326 325,500
Barclays Bank plc, (0.20)%, Open
(Purchased on 03/25/20 to be
repurchased at USD 1,020,165,
collateralized by Mattel, Inc., 6.75%,
due at 12/31/25, par and fair value
of USD 1,130,000 and $1,192,150,
respectively) ............... 1,021 1,021,238
Barclays Bank plc, (0.20)%, Open
(Purchased on 04/07/20 to be
repurchased at USD 912,694,
collateralized by Herc Holdings,
Inc., 5.50%, due at 07/15/27, par
and fair value of USD 985,000 and
$1,019,130, respectively) ...... 914 913,588
Security Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/21/20 to be
repurchased at USD 24,451,777,
collateralized by Canadian Natural
Resources Ltd., 6.25%, due
at 03/15/38, par and fair value of
USD 19,800,000 and $23,514,820,
respectively) ............... USD 24,453 $ 24,453,000
Barclays Bank plc, 0.25%, Open
(Purchased on 01/15/20 to be
repurchased at USD 21,451,444,
collateralized by Cenovus Energy,
Inc., 4.25%, due at 04/15/27, par
and fair value of USD 19,800,000
and $17,900,792, respectively) .. 21,260 21,260,250
Barclays Capital, Inc., (0.40)%, Open
(Purchased on 05/19/20 to be
repurchased at USD 96,107,
collateralized by Air Canada, 7.75%,
due at 04/15/21, par and fair value
of USD 100,000 and $100,250,
respectively) ............... 96 96,250
BNP Paribas SA, (1.40)%, Open
(Purchased on 06/16/20 to be
repurchased at EUR 1,825,058,
collateralized by INEOS Finance
plc, 2.88%, due at 05/01/26, par and
fair value of EUR 1,862,000 and
$2,098,476, respectively) ...... EUR 1,817 2,130,249
BNP Paribas SA, (1.15)%, Open
(Purchased on 09/28/20 to be
repurchased at EUR 1,921,504,
collateralized by Gestamp Funding
Luxembourg SA, 3.50%, due
at 05/15/23, par and fair value of
EUR 2,000,000 and $2,237,223,
respectively) ............... 1,921 2,252,698
BNP Paribas SA, (0.95)%, Open
(Purchased on 06/10/20 to be
repurchased at EUR 4,703,974,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 4,500,000 and $5,434,306,
respectively) ............... 4,720 5,534,181
BNP Paribas SA, (0.75)%, Open
(Purchased on 09/28/20 to be
repurchased at EUR 1,924,374,
collateralized by eircom Finance
DAC, 2.63%, due at 02/15/27, par
and fair value of EUR 2,000,000 and
$2,245,241, respectively) ...... 1,924 2,256,122
BNP Paribas SA, (0.75)%, Open
(Purchased on 07/23/20 to be
repurchased at EUR 3,284,647,
collateralized by Cooperatieve
Rabobank UA, 4.37%, par and
fair value of EUR 3,200,000 and
$3,840,946, respectively)
(m)
..... 3,279 3,844,885
BNP Paribas SA, (0.75)%, Open
(Purchased on 02/25/20 to be
repurchased at EUR 28,762,331,
collateralized by Portuguese
Republic, 2.88%, due at 07/21/26,
par and fair value of EUR
23,985,000 and $33,062,111,
respectively) ............... 28,916 33,902,091

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.25)%, Open
(Purchased on 05/12/20 to be
repurchased at USD 961,720,
collateralized by Icahn Enterprises
LP, 5.25%, due at 05/15/27, par
and fair value of USD 995,000 and
$1,036,591, respectively) ...... USD 963 $ 962,663
BNP Paribas SA, (0.20)%, Open
(Purchased on 09/09/20 to be
repurchased at USD 8,978,152,
collateralized by DISH DBS Corp.,
7.75%, due at 07/01/26, par and
fair value of USD 7,808,000 and
$8,583,803, respectively) ...... 8,979 8,979,200
BNP Paribas SA, (0.20)%, Open
(Purchased on 09/10/20 to be
repurchased at USD 1,565,426,
collateralized by Lions Gate
Capital Holdings LLC, 5.88%, due
at 11/01/24, par and fair value of
USD 1,520,000 and $1,493,400,
respectively) ............... 1,566 1,565,600
BNP Paribas SA, (0.15)%, Open
(Purchased on 09/25/20 to be
repurchased at USD 1,006,442,
collateralized by Netflix, Inc., 4.38%,
due at 11/15/26, par and fair value
of USD 916,000 and $997,295,
respectively) ............... 1,006 1,006,455
BNP Paribas SA, 0.00%, Open
(Purchased on 09/30/20 to be
repurchased at USD 1,047,238,
collateralized by Icahn Enterprises
LP, 5.25%, due at 05/15/27, par
and fair value of USD 995,000 and
$1,036,591, respectively) ...... 1,047 1,047,238
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
07/27/20 to be repurchased at EUR
2,173,273, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,300,000 and
$2,573,776, respectively) ...... EUR 2,169 2,543,547
Citigroup Global Markets Ltd.,
(0.80)%, Open (Purchased on
09/14/20 to be repurchased at EUR
3,094,252, collateralized by FCE
Bank plc, 1.88%, due at 06/24/21,
par and fair value of EUR 3,100,000
and $3,597,740, respectively) ... 3,093 3,626,344
Citigroup Global Markets Ltd.,
(0.80)%, Open (Purchased on
06/15/20 to be repurchased at
EUR 2,991,384, collateralized by
Refinitiv US Holdings, Inc., 6.88%,
due at 11/15/26, par and fair value
of EUR 2,800,000 and $3,543,355,
respectively) ............... 3,000 3,516,961
Citigroup Global Markets Ltd.,
(0.75)%, Open (Purchased on
09/18/20 to be repurchased at
EUR 4,618,960, collateralized
by CaixaBank SA, 2.25%, due
at 04/17/30, par and fair value of
EUR 4,500,000 and $5,326,337,
respectively) ............... 4,618 5,414,310
Security Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc.,
(1.00)%, Open (Purchased on
03/18/20 to be repurchased at
USD 637,849, collateralized by
Southwestern Energy Co., 7.50%,
due at 04/01/26, par and fair value
of USD 1,038,000 and $1,014,645,
respectively) ............... USD 638 $ 638,370
Citigroup Global Markets, Inc.,
(0.50)%, Open (Purchased on
03/23/20 to be repurchased at
USD 662,285, collateralized by
Everi Payments, Inc., 7.50%, due
at 12/15/25, par and fair value
of USD 861,000 and $843,780,
respectively) ............... 664 664,046
Citigroup Global Markets, Inc.,
(0.20)%, Open (Purchased on
04/09/20 to be repurchased at
USD 4,057,017, collateralized by
Ally Financial, Inc., 3.88%, due
at 05/21/24, par and fair value of
USD 4,165,000 and $4,438,613,
respectively) ............... 4,061 4,060,875
Citigroup Global Markets, Inc.,
(0.20)%, Open (Purchased on
08/17/20 to be repurchased at
USD 2,544,703, collateralized by
Kraft Heinz Foods Co., 4.88%, due
at 10/01/49, par and fair value of
USD 2,260,000 and $2,385,018,
respectively) ............... 2,545 2,545,325
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
04/03/20 to be repurchased at
USD 2,131,924, collateralized by
SS&C Technologies, Inc., 5.50%,
due at 09/30/27, par and fair value
of USD 2,115,000 and $2,247,653,
respectively) ............... 2,134 2,133,506
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
04/09/20 to be repurchased at
USD 2,187,815, collateralized by
Bausch Health Cos., Inc., 5.00%,
due at 01/30/28, par and fair value
of USD 2,260,000 and $2,195,025,
respectively) ............... 2,189 2,189,375
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
03/26/20 to be repurchased at USD
5,575,293, collateralized by Altice
France Holding SA, 6.00%, due
at 02/15/28, par and fair value of
USD 6,250,000 and $5,961,188,
respectively) ............... 5,580 5,579,688
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
05/20/20 to be repurchased at USD
19,635,363, collateralized by Meritor,
Inc., 6.25%, due at 02/15/24, par
and fair value of USD 19,500,000
and $19,890,000, respectively) .. 19,646 19,646,250

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
08/03/20 to be repurchased at
USD 4,519,770, collateralized by
Southwest Airlines Co., 5.13%, due
at 06/15/27, par and fair value of
USD 4,270,000 and $4,667,605,
respectively) ............... USD 4,521 $ 4,520,863
Citigroup Global Markets, Inc.,
(0.10)%, Open (Purchased on
09/04/20 to be repurchased at
USD 877,350, collateralized by
Bombardier, Inc., 7.88%, due
at 04/15/27, par and fair value of
USD 1,225,000 and $929,089,
respectively) ............... 877 877,406
Credit Suisse Securities USA LLC,
(0.25)%, Open (Purchased on
03/02/20 to be repurchased at
USD 5,465,815, collateralized by
Southwestern Energy Co., 7.75%,
due at 10/01/27, par and fair value
of USD 6,890,000 and $6,700,525,
respectively) ............... 5,426 5,425,875
Credit Suisse Securities USA LLC,
(0.20)%, Open (Purchased on
04/06/20 to be repurchased at USD
2,043,747, collateralized by Uber
Technologies, Inc., 8.00%, due
at 11/01/26, par and fair value of
USD 2,115,000 and $2,254,146,
respectively) ............... 2,046 2,046,263
Credit Suisse Securities USA LLC,
(0.10)%, Open (Purchased on
09/25/20 to be repurchased at USD
1,526,512, collateralized by Lions
Gate Capital Holdings LLC, 6.38%,
due at 02/01/24, par and fair value
of USD 1,540,000 and $1,524,600,
respectively) ............... 1,527 1,526,525
Credit Suisse Securities USA LLC,
(0.10)%, Open (Purchased on
03/19/20 to be repurchased at
USD 2,224,629, collateralized by
Kraft Heinz Foods Co., 3.75%, due
at 04/01/30, par and fair value of
USD 2,450,000 and $2,587,953,
respectively) ............... 2,226 2,226,437
Deutsche Bank AG, (0.01)%, Open
(Purchased on 09/28/20 to be
repurchased at GBP 6,649,520,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,663,380 and $8,576,983,
respectively) ............... GBP 6,650 8,580,202
Goldman Sachs International,
(2.00)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 2,219,191, collateralized by
eircom Finance DAC, 1.75%, due
at 11/01/24, par and fair value of
EUR 2,300,000 and $2,596,051,
respectively) ............... EUR 2,219 2,601,552
Security Par (000) Value
Borrowed Bond Agreements (continued)
Goldman Sachs International,
(0.90)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 2,503,947, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $2,914,711,
respectively) ............... EUR 2,504 $ 2,935,580
Goldman Sachs International,
0.01%, Open (Purchased on
06/22/20 to be repurchased at GBP
31,531,389, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 16,977,087 and
$39,748,037, respectively) ..... GBP 31,530 40,685,093
J.P. Morgan Securities plc,
(1.85)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 720,853, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $841,966,
respectively) ............... EUR 721 845,114
J.P. Morgan Securities plc,
(1.65)%, Open (Purchased on
09/28/20 to be repurchased at EUR
671,476, collateralized by Gestamp
Funding Luxembourg SA, 3.50%,
due at 05/15/23, par and fair value
of EUR 700,000 and $783,028,
respectively) ............... 671 787,230
J.P. Morgan Securities plc,
(1.05)%, Open (Purchased on
06/16/20 to be repurchased at EUR
97,223, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 100,000
and $112,700, respectively) ..... 98 114,404
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
09/28/20 to be repurchased at EUR
2,341,955, collateralized by National
Bank of Greece SA, 8.25%, due
at 07/18/29, par and fair value of
EUR 2,250,000 and $2,703,488,
respectively) ............... 2,342 2,745,749
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
09/28/20 to be repurchased at EUR
2,613,672, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 2,700,000
and $3,042,903, respectively) ... 2,614 3,064,315
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
09/28/20 to be repurchased at EUR
1,368,286, collateralized by ARD
Finance SA, 5.00%, due at 06/30/27,
par and fair value of EUR 1,400,000
and $1,598,852, respectively) ... 1,368 1,604,203

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 860,736, collateralized by
Lincoln Financing SARL, 3.63%,
due at 04/01/24, par and fair value
of EUR 900,000 and $1,013,672,
respectively) ............... EUR 861 $ 1,009,145
J.P. Morgan Securities plc,
(0.45)%, Open (Purchased on
06/26/20 to be repurchased at GBP
2,218,379, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 2,286,000 and $2,845,319,
respectively) ............... GBP 2,215 2,858,269
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
09/28/20 to be repurchased at GBP
675,025, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 700,000 and $871,270,
respectively) ............... 675 871,008
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
06/18/20 to be repurchased at GBP
902,600, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 914,000 and $1,137,630,
respectively) ............... 904 1,166,147
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
06/17/20 to be repurchased at GBP
1,295,590, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 1,300,000 and $1,618,073,
respectively) ............... 1,297 1,673,949
Merrill Lynch International,
(1.45)%, Open (Purchased on
05/13/20 to be repurchased at EUR
966,347, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,000,000
and $1,210,262, respectively) ... EUR 960 1,125,552
Merrill Lynch International,
(1.45)%, Open (Purchased on
11/12/19 to be repurchased at EUR
1,795,140, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,700,000
and $2,057,445, respectively) ... 1,768 2,073,091
RBC Capital Markets LLC,
(3.00)%, Open (Purchased on
09/25/20 to be repurchased at
USD 773,782, collateralized by
Washington Prime Group LP, 6.45%,
due at 08/15/24, par and fair value
of USD 1,485,000 and $753,637,
respectively) ............... USD 774 774,056
Security Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
05/19/20 to be repurchased at
USD 5,770,322, collateralized by
Southwestern Energy Co., 6.45%,
due at 01/23/25, par and fair value
of USD 6,424,000 and $6,223,250,
respectively) ............... USD 5,774 $ 5,773,570
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
06/03/20 to be repurchased at
USD 5,479,440, collateralized by
Terrier Media Buyer, Inc., 8.88%,
due at 12/15/27, par and fair value
of USD 5,265,000 and $5,304,487,
respectively) ............... 5,482 5,482,181
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
09/02/20 to be repurchased at
USD 25,164,251, collateralized by
Tenet Healthcare Corp., 6.75%, due
at 06/15/23, par and fair value of
USD 23,010,000 and $24,160,500,
respectively) ............... 25,167 25,167,188
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
09/21/20 to be repurchased at
USD 10,097,621, collateralized by
CNX Resources Corp., 7.25%, due
at 03/14/27, par and fair value of
USD 9,900,000 and $10,098,000,
respectively) ............... 10,098 10,098,000
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
09/21/20 to be repurchased at USD
1,871,812, collateralized by Penn
National Gaming, Inc., 5.63%, due
at 01/15/27, par and fair value of
USD 1,787,000 and $1,853,655,
respectively) ............... 1,872 1,871,883
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
03/18/20 to be repurchased at USD
5,877,034, collateralized by Uber
Technologies, Inc., 7.50%, due
at 09/15/27, par and fair value of
USD 6,790,000 and $7,265,300,
respectively) ............... 5,882 5,881,838
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
05/22/20 to be repurchased at USD
6,288,719, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 6,470,000
and $6,680,275, respectively) ... 6,292 6,292,075
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
03/17/20 to be repurchased at USD
6,740,075, collateralized by Mattel,
Inc., 6.75%, due at 12/31/25, par
and fair value of USD 7,110,000 and
$7,501,050, respectively) ...... 6,746 6,745,612

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
09/25/20 to be repurchased at
USD 325,516, collateralized by
Bausch Health Cos., Inc., 6.13%,
due at 04/15/25, par and fair value
of USD 313,000 and $320,434,
respectively) ............... USD 326 $ 325,520
RBC Europe Ltd., (2.00)%, Open
(Purchased on 09/14/20 to be
repurchased at EUR 1,732,011,
collateralized by Gestamp Funding
Luxembourg SA, 3.50%, due
at 05/15/23, par and fair value of
EUR 1,750,000 and $1,957,569,
respectively) ............... EUR 1,730 2,028,582
RBC Europe Ltd., (0.30)%, Open
(Purchased on 09/28/20 to be
repurchased at GBP 674,954,
collateralized by TalkTalk Telecom
Group plc, 3.88%, due at 02/20/25,
par and fair value of GBP 700,000
and $871,270, respectively) ..... GBP 675 870,909
Total Borrowed Bond Agreements — 1.3%
(Cost: $410,473,781) ............................. 414,884,897
Shares
Money Market Funds — 0.9%
(y)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.02%
*
...... 136,990,625 136,990,625
JPMorgan U.S. Treasury Plus Money
Market Fund, Agency Class, 0.01% 12,795,890 12,795,890
SL Liquidity Series, LLC, Money Market
Series, 0.25%
(z)*
............ 141,234,249 141,290,742
Total Money Market Funds — 0.9%
(Cost: $291,061,530) ............................. 291,077,257
Total Short-Term Securities — 2.2%
(Cost: $701,535,311) ............................. 705,962,154
Total Options Purchased — 1.0%
(Cost: $375,357,440) ............................. 329,343,417
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 139.9%
(Cost: $45,425,469,731) ........................... 45,633,627,136
Total Options Written — (0.7)%
(Premiums Received — $329,023,504) ................ (242,795,124)
Pa r (000)
Borrowed Bonds — (1.3)%
Corporate Bonds — (0.9)%
Belgium — (0.0)%
Telenet Finance Luxembourg Notes
SARL, 3.50%, 03/01/28 ....... EUR 4,500 (5,434,306)
Security Par (000) Value
Canada — (0.1)%
Air Canada, 7.75%, 04/15/21
(a)
..... USD 100 $ (100,250)
Bombardier, Inc., 7.88%, 04/15/27
(a)
. 1,225 (929,089)
Canadian Natural Resources Ltd.,
6.25%, 03/15/38 ............ 19,800 (23,514,820)
Cenovus Energy, Inc., 4.25%, 04/15/27 19,800 (17,900,792)
(42,444,951)
Greece — (0.0)%
National Bank of Greece SA, (EUR
Swap Annual 5 Year + 8.46%),
8.25%, 07/18/29
(b)
........... EUR 2,250 (2,703,488)
Ireland — (0.1)%
eircom Finance DAC:
1.75%, 11/01/24 ............ 4,800 (5,417,845)
2.63%, 02/15/27 ............ 2,750 (3,087,207)
3.50%, 05/15/26 ............ 2,500 (2,914,711)
Ryanair DAC, 1.13%, 08/15/23 ..... 2,300 (2,573,776)
(13,993,539)
Israel — (0.0)%
Teva Pharmaceutical Finance
Netherlands III BV, 2.80%, 07/21/23 USD 1,700 (1,607,031)
Luxembourg — (0.1)%
Altice France Holding SA,
6.00%, 02/15/28
(a)
........... 6,250 (5,961,188)
ARD Finance SA, 5.00%, (5.00% Cash
or 5.75% PIK), 06/30/27
(n)
...... EUR 5,400 (6,167,000)
INEOS Finance plc, 2.88%, 05/01/26 4,662 (5,254,079)
(17,382,267)
Netherlands — (0.0)%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.68%),
4.37%
(b)(m)
................. 3,200 (3,840,946)
Lincoln Financing SARL,
3.63%, 04/01/24 ............ 900 (1,013,672)
Nouryon Holding BV, 6.50%, 10/01/26 2,900 (3,509,759)
(8,364,377)
Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA,
3.50%, 02/10/27 ............ 2,900 (3,788,025)
CaixaBank SA, (EUR Swap Annual 5
Year + 1.68%), 2.25%, 04/17/30
(b)
. 4,500 (5,326,337)
Gestamp Funding Luxembourg SA,
3.50%, 05/15/23 ............ 4,450 (4,977,819)
(14,092,181)
United Arab Emirates — (0.0)%
Shelf Drilling Holdings Ltd.,
8.25%, 02/15/25
(a)
........... USD 5,000 (1,975,000)
United Kingdom — (0.0)%
FCE Bank plc, 1.88%, 06/24/21 .... EUR 3,100 (3,597,740)
TalkTalk Telecom Group plc,
3.88%, 02/20/25 ............ GBP 5,900 (7,343,563)
(10,941,303)
United States — (0.5)%
Ally Financial, Inc., 3.88%, 05/21/24 . USD 4,165 (4,438,613)
Bausch Health Cos., Inc.
(a)
:
5.00%, 01/30/28 ............ 2,260 (2,195,025)

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Par (000) Value
United States (continued)
6.13%, 04/15/25 ............ USD 313 $ (320,434)
Beacon Roofing Supply, Inc.,
4.88%, 11/01/25
(a)
........... 4,665 (4,571,700)
Clarios Global LP, 8.50%, 05/15/27
(a)
. 6,470 (6,680,275)
CNX Resources Corp.,
7.25%, 03/14/27
(a)
........... 9,900 (10,098,000)
DISH DBS Corp., 7.75%, 07/01/26 .. 7,808 (8,583,803)
Everi Payments, Inc., 7.50%, 12/15/25
(a)
861 (843,780)
Herc Holdings, Inc., 5.50%, 07/15/27
(a)
985 (1,019,130)
Icahn Enterprises LP, 5.25%, 05/15/27 995 (1,036,591)
Kraft Heinz Foods Co.
(a)
:
3.75%, 04/01/30 ............ 2,450 (2,587,953)
4.88%, 10/01/49 ............ 2,260 (2,385,018)
Lions Gate Capital Holdings LLC
(a)
:
5.88%, 11/01/24 ............ 1,520 (1,493,400)
6.38%, 02/01/24 ............ 1,540 (1,524,600)
Mattel, Inc., 6.75%, 12/31/25
(a)
..... 8,240 (8,693,200)
Meritor, Inc., 6.25%, 02/15/24 ..... 19,500 (19,890,000)
Netflix, Inc., 4.38%, 11/15/26 ...... 916 (997,295)
Penn National Gaming, Inc.,
5.63%, 01/15/27
(a)
........... 1,787 (1,853,655)
Refinitiv US Holdings, Inc.:
6.88%, 11/15/26 ............ EUR 2,800 (3,543,355)
8.25%, 11/15/26
(a)
........... USD 3,660 (4,007,700)
Sally Holdings LLC, 5.63%, 12/01/25 10,005 (10,138,767)
Southwest Airlines Co.,
5.13%, 06/15/27 ............ 4,270 (4,667,605)
Southwestern Energy Co.:
6.45%, 01/23/25
(e)
........... 6,424 (6,223,250)
7.50%, 04/01/26 ............ 1,038 (1,014,645)
7.75%, 10/01/27 ............ 6,890 (6,700,525)
Sprint Capital Corp., 6.88%, 11/15/28 1,130 (1,412,500)
SRS Distribution, Inc.,
8.25%, 07/01/26
(a)
........... 976 (1,041,880)
SS&C Technologies, Inc.,
5.50%, 09/30/27
(a)
........... 2,115 (2,247,653)
Tenet Healthcare Corp.,
6.75%, 06/15/23 ............ 23,310 (24,475,500)
Terrier Media Buyer, Inc.,
8.88%, 12/15/27
(a)
........... 5,265 (5,304,487)
Uber Technologies, Inc.
(a)
:
7.50%, 09/15/27 ............ 6,790 (7,265,300)
8.00%, 11/01/26 ............ 2,115 (2,254,146)
Washington Prime Group LP,
6.45%, 08/15/24
(e)
........... 6,011 (3,050,582)
Zayo Group Holdings, Inc.,
6.13%, 03/01/28
(a)
........... 1,400 (1,445,080)
(164,005,447)
Total Corporate Bonds — (0.9)%
(Proceeds: $274,493,649) ......................... (282,943,890)
Foreign Government Obligations — (0.4)%
Portugal — (0.2)%
Portuguese Republic
(a)
:
2.13%, 10/17/28 ............ EUR 32,565 (44,498,617)
2.88%, 07/21/26 ............ 23,985 (33,062,111)
(77,560,728)
United Kingdom — (0.2)%
U.K. Treasury Inflation Linked Bonds,
0.13%, 03/22/46 ............ GBP 20,640 (48,325,020)
Total Foreign Government Obligations — (0.4)%
(Proceeds: $103,639,609) ......................... (125,885,748)
Security Par (000) Value
Preferred Securities — (0.0)%
Spain — (0.0)%
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(m)
................. EUR 3,200 $ (3,798,738)
Total Preferred Securities — (0.0)%
(Proceeds: $3,589,039) ........................... (3,798,738)
Total Borrowed Bonds — (1.3)%
(Proceeds: $381,722,297) .........................
(412,628,376)
TBA Sale Commitments — (37.3)%
Uniform Mortgage-Backed Securities
(t)
:
2.00%, 10/25/50 ............ USD 120,391 (124,473,007)
2.50%, 10/25/50 - 11/25/50 ..... 4,143,256 (4,343,780,707)
3.00%, 10/25/50 - 11/25/50 ..... 5,221,630 (5,470,463,020)
3.50%, 10/25/50 ............ 1,849,156 (1,949,631,611)
4.00%, 10/25/50 ............ 250,870 (267,563,635)
Total TBA Sale Commitments — (37.3)%
(Proceeds: $12,180,550,005) ....................... (12,155,911,980)
Investments Sold Short — (0.0)%
U.S. Treasury Obligations — (0.0)%
U.S. Treasury Bonds, 1.38%, 08/15/50 15,000 (14,721,094)
Total U.S. Treasury Obligations — (0.0)%
(Proceeds: $14,917,005) ..........................
(14,721,094)
Total Investments Sold Short — (0.0)%
(Proceeds: $14,917,005 ) .......................... (14,721,094)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 100.6%
(Cost: $32,519,256,920) ........................... 32,807,570,562
Liabilities in Excess of Other Assets — (0.6)% ............ (180,444,203)
Net Assets — 100.0% .............................. $ 32,627,126,359

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)
Amount is less than 500.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $24,042,230, representing 0.07% of its net assets as of period end, and an original cost of $23,749,725.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Zero-coupon bond.
(l)
Convertible security.
(m)
Perpetual security with no stated maturity date.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Variable rate security. Rate shown is the rate in effect as of period end.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(t)
Represents or includes a TBA transaction.
(u)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(w)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(x)
The amount to be repurchased assumes the maturity will be the day after the period end.
(y)
Annualized 7-day yield as of period end.
(z)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,603,308,718 $ — $ (2,466,318,093) $ — $ — $ 136,990,625 136,990,625 $ 8,356,631 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 276,082,412 — (134,947,911) 142,245 13,996 141,290,742 141,234,249 933,284
(b)
—
BlackRock Liquid Environmentally
Aware Fund ............ 365,669,754 2,637,158 — — 256,994 368,563,906 368,232,497 2,339,747 —
iShares 20+ Year Treasury Bond
ETF
(c)
................ — 17,388,263 (17,826,319) 438,056 — — — — —
iShares China Large-Cap ETF
(c)
. 51,101,332 98,810,478 (140,201,867) (7,662,379) (2,047,564) — — — —
iShares Expanded Tech-Software
Sector ETF ............. — 15,038,329 — — 4,323 15,042,652 48,350 — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 6,964,584 2,107,119,087 (1,400,258,491) 23,362,203 17,688,184 754,875,567 8,997,325 8,667,776 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 362,091,190 (266,979,923) 5,982,325 (823,281) 100,270,311 744,342 686,622 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 508,990 9,708,350 (9,489,890) (257,187) 22,421 492,684 4,443 53,995 —
iShares MSCI Brazil ETF ..... — 14,720,928 — — (1,444,128) 13,276,800 480,000 — —
iShares MSCI Emerging Markets
ETF .................. 164,678,150 80,069,840 (191,382,488) (14,162,844) 5,548,163 44,750,821 1,014,988 233,741 —
iShares Nasdaq Biotechnology
ETF .................. — 4,998,299 — — 959,741 5,958,040 44,000 8,349 —
iShares PHLX Semiconductor
ETF
(c)
................ — 12,251,599 (13,359,239) 1,107,640 — — — — —
iShares Preferred & Income
Securities ETF
(c)
......... — 48,564,960 (40,885,438) (7,679,522) — — — 204,115 —
iShares Russell 2000 ETF ..... 57,984,500 151,748,135 (106,897,280) (29,400,555) 1,460,200 74,895,000 500,000 624,109 —
iShares S&P 500 Value ETF ... 44,118,202 — — — (5,982,359) 38,135,843 339,136 762,176 —
$ (28,130,018) $ 15,656,690 $ 1,694,542,991 $ 22,870,545 —

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Bank plc ...... 1.40%
(a)
05/12/20 Open
(b)
$ 151,340 $ 152,164 Corporate Bonds Open/Demand
(b)
Bank of America Securities,
Inc. .............. 0.08 09/30/20 10/01/20   545,062,500 545,063,711 U.S. Treasury Obligations Overnight
JPMorgan Securities LLC . 0.08 09/30/20 10/01/20   112,218,750 112,218,999 U.S. Treasury Obligations Overnight
JPMorgan Securities LLC . 0.15 09/30/20 10/01/20   546,875,000 546,877,279 U.S. Treasury Obligations Overnight
$ 1,204,307,590 $ 1,204,312,153
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Certain agreements have no stated maturity and can be terminated by either party at any time.

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 133 11/18/20 $ 4,372 $ 317,413
Euro-BTP ............................................................... 3,506 12/08/20 606,644 493,678
Euro-Oat ............................................................... 531 12/08/20 104,934 676,330
Euro-Schatz ............................................................. 1,855 12/08/20 244,219 (38,163)
90-day Eurodollar ......................................................... 3,553 12/14/20 886,074 11,065,483
Japan 10 Year Bond ........................................................ 100 12/14/20 144,228 246,326
Korea 10 Year Bond ........................................................ 4,253 12/15/20 484,104 4,270,816
FTSE/MIB Index .......................................................... 22 12/18/20 2,446 (101,377)
U.S. Treasury 10 Year Ultra Note ............................................... 15,386 12/21/20 2,460,558 8,023,723
U.S. Treasury Ultra Bond .................................................... 2,355 12/21/20 522,368 (2,288,187)
Long Gilt ............................................................... 729 12/29/20 128,034 (340,593)
U.S. Treasury 2 Year Note .................................................... 15,768 12/31/20 3,484,112 1,920,019
90-day Eurodollar ......................................................... 913 09/13/21 227,816 64,112
90-day Eurodollar ......................................................... 913 12/13/21 227,771 172,434
90-day Eurodollar ......................................................... 913 03/14/22 227,748 (46,479)
90-day Eurodollar ......................................................... 913 06/13/22 227,725 (58,551)
24,376,984
Short Contracts
Euro- Bobl ............................................................... 4,056 12/08/20 642,795 (215,591)
Euro-BTP ............................................................... 442 12/08/20 58,699 17,683
Euro-Bund .............................................................. 8,766 12/08/20 1,793,664 (3,794,060)
Euro- Buxl ............................................................... 984 12/08/20 256,904 (3,511,223)
Australia 10 Year Bond ...................................................... 926 12/15/20 99,084 (798,936)
Korea 3 Year Bond ......................................................... 9,926 12/15/20 951,266 (3,257,634)
Canada 10 Year Bond ...................................................... 1,349 12/18/20 153,799 135,370
DAX Index .............................................................. 39 12/18/20 14,608 (46,470)
EURO STOXX 50 Index ..................................................... 473 12/18/20 17,713 (206,234)
MSCI Emerging Markets Index ................................................. 393 12/18/20 21,389 213,111
NASDAQ 100 E-Mini Index ................................................... 325 12/18/20 74,147 (1,765,696)
Russell 2000 E-Mini Index .................................................... 1,212 12/18/20 91,167 (584,491)
S&P 500 E-Mini Index ...................................................... 9,405 12/18/20 1,576,278 (15,294,925)
U.S. Treasury 10 Year Note ................................................... 11,679 12/21/20 1,629,585 581,976
U.S. Treasury Long Bond .................................................... 4,459 12/21/20 786,038 2,278,280
U.S. Treasury 5 Year Note .................................................... 32,709 12/31/20 4,122,356 (2,980,969)
90-day Eurodollar ......................................................... 3,553 03/15/21 886,518 (15,969,703)
90-day Eurodollar ......................................................... 913 09/18/23 227,474 (407,676)
90-day Eurodollar ......................................................... 913 12/18/23 227,360 (417,711)
90-day Eurodollar ......................................................... 913 03/18/24 227,280 79,925
90-day Eurodollar ......................................................... 913 06/17/24 227,166 21,377
(45,923,597)
$ (21,546,613)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 9,600,000 USD 11,190,419 Goldman Sachs International 10/01/20 $ 65,101
BRL 455,533,410 USD 81,107,000 Citibank NA 10/02/20 7,943
BRL 42,631,457 USD 7,529,000 Goldman Sachs International 10/02/20 62,207
BRL 21,230,157 USD 3,765,000 JPMorgan Chase Bank NA 10/02/20 15,366
USD 28,712,000 BRL 155,002,143 Barclays Bank plc 10/02/20 1,111,412
USD 20,180,000 BRL 108,199,362 BNP Paribas SA 10/02/20 913,389
USD 107,771,000 BRL 583,577,679 Citibank NA 10/02/20 3,855,745
USD 8,282,000 BRL 43,502,033 Deutsche Bank AG 10/02/20 535,774
USD 3,765,000 BRL 21,012,089 Morgan Stanley & Co. International plc 10/02/20 23,465

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,033,781,000 USD 2,381,557,551 UBS AG 10/05/20 $ 3,097,177
GBP 470,918,000 USD 605,099,583 HSBC Bank plc 10/05/20 2,557,535
JPY 19,950,625,000 USD 188,863,812 Barclays Bank plc 10/05/20 310,388
USD 88,729,590 EUR 75,000,000 Barclays Bank plc 10/05/20 790,375
USD 30,367,091 EUR 25,648,754 BNP Paribas SA 10/05/20 293,341
USD 2,086,838 EUR 1,776,000 Citibank NA 10/05/20 4,437
USD 24,349,058 EUR 20,685,000 Deutsche Bank AG 10/05/20 95,423
USD 21,742,527 EUR 18,319,000 HSBC Bank plc 10/05/20 263,080
USD 15,755,126 EUR 13,407,000 Morgan Stanley & Co. International plc 10/05/20 35,112
USD 8,062,739 EUR 6,768,000 Natwest Markets plc 10/05/20 127,104
USD 129,420,217 EUR 109,249,000 State Street Bank and Trust Co. 10/05/20 1,323,267
USD 19,736,094 EUR 16,511,000 Toronto Dominion Bank 10/05/20 376,569
USD 4,322,931,628 EUR 3,615,244,000 UBS AG 10/05/20 83,975,370
USD 626,479,538 GBP 470,584,000 Bank of America NA 10/05/20 19,253,403
USD 2,778,080 GBP 2,080,000 State Street Bank and Trust Co. 10/05/20 94,116
AUD 98,886,000 USD 70,434,006 Bank of America NA 10/06/20 393,657
USD 72,670,949 AUD 98,970,000 BNP Paribas SA 10/06/20 1,783,121
CAD 51,750,477 USD 38,744,000 JPMorgan Chase Bank NA 10/09/20 121,715
AUD 37,270,000 USD 26,244,654 Barclays Bank plc 10/14/20 450,680
CLP 12,823,515,250 USD 16,289,000 Citibank NA 10/14/20 47,569
EUR 13,940,000 USD 16,294,884 Bank of America NA 10/14/20 53,197
EUR 13,940,000 USD 16,303,374 Deutsche Bank AG 10/14/20 44,707
JPY 4,459,641,512 AUD 57,512,000 Bank of America NA 10/14/20 1,097,043
JPY 3,315,030,500 USD 31,166,800 HSBC Bank plc 10/14/20 269,862
KRW 61,274,205,300 USD 52,526,000 JPMorgan Chase Bank NA 10/14/20 24,596
MXN 290,952,375 USD 13,125,000 Barclays Bank plc 10/14/20 14,305
RUB 1,549,914,440 USD 19,654,000 BNP Paribas SA 10/14/20 270,874
USD 18,822,234 AUD 25,600,000 BNP Paribas SA 10/14/20 485,755
USD 16,289,000 CLP 12,514,024,250 Citibank NA 10/14/20 346,709
USD 13,035,000 COP 47,773,275,000 Citibank NA 10/14/20 559,630
USD 16,289,000 COP 60,660,236,000 JPMorgan Chase Bank NA 10/14/20 448,368
USD 39,169,235 EUR 33,187,000 HSBC Bank plc 10/14/20 249,310
USD 7,807,776 EUR 6,591,000 JPMorgan Chase Bank NA 10/14/20 78,206
USD 18,092,397 EUR 15,235,000 Morgan Stanley & Co. International plc 10/14/20 225,610
USD 12,041,507 EUR 10,155,000 UBS AG 10/14/20 132,271
USD 16,303,000 HUF 4,987,413,760 Bank of America NA 10/14/20 218,401
USD 16,303,000 HUF 4,987,413,760 Bank of America NA 10/14/20 218,401
USD 16,407,000 JPY 1,715,325,598 UBS AG 10/14/20 140,449
USD 32,866,000 KRW 38,265,883,800 Barclays Bank plc 10/14/20 48,030
USD 44,713,379 MXN 954,867,942 Citibank NA 10/14/20 1,591,885
USD 30,540,000 MXN 656,335,140 Deutsche Bank AG 10/14/20 900,140
USD 65,370,000 MXN 1,395,267,582 HSBC Bank plc 10/14/20 2,360,217
USD 16,909,621 MXN 374,420,116 UBS AG 10/14/20 943
USD 26,084,000 PLN 98,589,694 Bank of America NA 10/14/20 577,694
USD 19,688,000 RUB 1,503,572,560 Bank of America NA 10/14/20 358,872
USD 76,206,000 RUB 5,777,930,047 Citibank NA 10/14/20 1,928,010
USD 26,256,000 ZAR 430,984,363 BNP Paribas SA 10/14/20 564,005
ZAR 608,722,389 USD 35,949,000 BNP Paribas SA 10/14/20 338,377
ZAR 333,866,428 USD 19,654,000 Citibank NA 10/14/20 248,566
USD 19,822,012 IDR 294,416,348,512 Goldman Sachs International 10/16/20 24,868
USD 10,273,033 MYR 42,705,000 Barclays Bank plc 10/16/20 2,076
USD 15,253,340 MYR 63,370,000 Goldman Sachs International 10/16/20 12,256
USD 10,428,451 MYR 43,325,000 Morgan Stanley & Co. International plc 10/16/20 8,379
USD 13,805,865 THB 436,645,000 Citibank NA 10/16/20 26,708
USD 25,526,728 THB 807,355,000 HSBC Bank plc 10/16/20 49,117
USD 23,045,000 BRL 127,478,026 BNP Paribas SA 11/04/20 365,687
USD 2,388,319,873 EUR 2,033,781,000 Goldman Sachs International 11/04/20 2,139,519
TWD 96,709,800 USD 3,300,000 Standard Chartered Bank 11/13/20 60,845
USD 49,160,591 COP 182,309,594,032 Barclays Bank plc 12/04/20 1,683,344
USD 43,622,161 EUR 36,616,385 Bank of America NA 12/04/20 632,804
USD 16,793,339 MXN 360,126,446 Deutsche Bank AG 12/04/20 626,210
USD 198,134,144 RUB 14,998,061,235 Citibank NA 12/04/20 6,253,208
AUD 15,058,000 USD 10,575,038 Commonwealth Bank of Australia 12/16/20 212,513

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CNH 450,225,000 USD 65,982,985 JPMorgan Chase Bank NA 12/16/20 $ 31,024
CNY 675,305,000 USD 98,039,372 Bank of America NA 12/16/20 976,877
CNY 644,490,000 USD 94,004,481 HSBC Bank plc 12/16/20 493,535
EUR 40,789,305 AUD 66,266,815 HSBC Bank plc 12/16/20 434,105
EUR 48,217,408 USD 56,460,607 Barclays Bank plc 12/16/20 171,463
EUR 36,310,000 USD 42,589,876 BNP Paribas SA 12/16/20 56,764
EUR 15,810,000 USD 18,446,927 Deutsche Bank AG 12/16/20 122,155
GBP 143,369,578 EUR 155,390,000 BNP Paribas SA 12/16/20 2,582,239
GBP 4,515,000 USD 5,775,685 Morgan Stanley & Co. International plc 12/16/20 53,180
HKD 50,700,000 USD 6,538,898 Morgan Stanley & Co. International plc 12/16/20 1,075
IDR 900,930,000,000 USD 60,045,988 HSBC Bank plc 12/16/20 35,232
INR 1,799,500,000 USD 24,207,163 Deutsche Bank AG 12/16/20 58,002
JPY 284,675,038 AUD 3,765,000 Royal Bank of Canada 12/16/20 4,883
JPY 1,645,593,646 USD 15,505,686 Bank of America NA 12/16/20 114,251
JPY 2,571,240,000 USD 24,265,749 UBS AG 12/16/20 140,402
MXN 85,484,325 USD 3,765,000 Bank of America NA 12/16/20 67,315
MYR 101,300,000 USD 24,278,593 Barclays Bank plc 12/16/20 44,596
TWD 182,684,890 USD 6,316,905 Goldman Sachs International 12/16/20 64,913
USD 14,907,511 AUD 20,401,588 JPMorgan Chase Bank NA 12/16/20 291,813
USD 4,048,284 AUD 5,645,000 Standard Chartered Bank 12/16/20 4,206
USD 5,329,064 BRL 28,292,000 Citibank NA 12/16/20 302,100
USD 68,565,236 CNY 466,428,732 Morgan Stanley & Co. International plc 12/16/20 175,362
USD 509,758,135 EUR 427,852,000 Bank of America NA 12/16/20 7,239,540
USD 21,025,628 EUR 17,870,000 Bank of America NA 12/16/20 37,045
USD 71,702,838 EUR 60,580,000 Barclays Bank plc 12/16/20 550,719
USD 467,039,342 EUR 396,105,000 Citibank NA 12/16/20 1,808,074
USD 8,796,615 EUR 7,480,000 Commonwealth Bank of Australia 12/16/20 11,243
USD 32,980,693 EUR 27,653,009 Deutsche Bank AG 12/16/20 501,819
USD 258,242,956 EUR 217,575,000 JPMorgan Chase Bank NA 12/16/20 2,697,853
USD 22,296,746 EUR 18,824,000 Royal Bank of Scotland 12/16/20 187,675
USD 25,722,862 EUR 21,708,046 UBS AG 12/16/20 226,436
USD 26,486,041 EUR 22,320,000 Wells Fargo Securities LLC 12/16/20 270,866
USD 10,325,615 IDR 154,729,347,787 Bank of America NA 12/16/20 7,024
USD 30,997,532 IDR 464,188,045,000 BNP Paribas SA 12/16/20 41,760
USD 9,411,000 IDR 141,028,540,500 Citibank NA 12/16/20 6,089
USD 27,151,307 IDR 404,473,013,975 JPMorgan Chase Bank NA 12/16/20 177,811
USD 27,182,326 IDR 404,473,015,000 UBS AG 12/16/20 208,830
USD 49,930,256 INR 3,700,097,981 HSBC Bank plc 12/16/20 36,681
USD 24,429,373 INR 1,809,239,344 JPMorgan Chase Bank NA 12/16/20 32,879
USD 20,778,520 INR 1,540,000,000 Toronto Dominion Bank 12/16/20 12,555
USD 18,583,624 JPY 1,946,000,000 Citibank NA 12/16/20 112,237
USD 7,529,000 MXN 162,207,599 Citibank NA 12/16/20 257,133
USD 2,259,000 MXN 50,262,750 JPMorgan Chase Bank NA 12/16/20 5,690
USD 3,765,000 MXN 81,018,259 UBS AG 12/16/20 132,901
USD 27,324,927 MYR 113,343,798 Goldman Sachs International 12/16/20 109,897
USD 27,241,347 MYR 113,364,864 Morgan Stanley & Co. International plc 12/16/20 21,258
USD 19,396,500 RUB 1,475,051,185 BNP Paribas SA 12/16/20 557,355
USD 23,102,000 RUB 1,759,275,055 JPMorgan Chase Bank NA 12/16/20 632,789
USD 101,274,999 ZAR 1,703,329,290 Bank of America NA 12/17/20 520,545
USD 3,765,000 ZAR 63,144,912 Citibank NA 12/17/20 29,885
USD 9,336,000 ZAR 157,807,771 Goldman Sachs International 12/17/20 1,436
ZAR 65,174,036 USD 3,765,000 Citibank NA 12/17/20 90,141
ZAR 29,547,054 USD 1,732,000 JPMorgan Chase Bank NA 12/17/20 15,752
170,643,218
BRL 211,038,847 USD 38,857,000 BNP Paribas SA 10/02/20 (1,278,189)
BRL 158,083,417 USD 29,922,500 Citibank NA 10/02/20 (1,773,242)
BRL 19,881,642 USD 3,764,500 Deutsche Bank AG 10/02/20 (224,259)
BRL 20,652,531 USD 3,765,000 JPMorgan Chase Bank NA 10/02/20 (87,490)
EUR 2,033,781,000 USD 2,386,845,382 Goldman Sachs International 10/05/20 (2,190,654)
USD 52,828,619 EUR 45,321,000 Citibank NA 10/05/20 (311,290)
USD 11,191,325 EUR 9,600,000 Goldman Sachs International 10/05/20 (64,895)
USD 94,367,212 EUR 80,599,000 HSBC Bank plc 10/05/20 (136,958)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 33,758,203 EUR 29,031,500 State Street Bank and Trust Co. 10/05/20 $ (281,895)
USD 191,427,733 JPY 20,280,256,000 JPMorgan Chase Bank NA 10/05/20 (872,068)
AUD 54,054,054 USD 38,744,000 JPMorgan Chase Bank NA 10/09/20 (27,243)
EUR 33,034,710 USD 38,744,000 JPMorgan Chase Bank NA 10/09/20 (6,838)
GBP 29,967,808 USD 38,744,000 JPMorgan Chase Bank NA 10/09/20 (73,840)
USD 38,744,000 AUD 54,959,692 JPMorgan Chase Bank NA 10/09/20 (621,429)
USD 38,744,000 CAD 51,883,136 JPMorgan Chase Bank NA 10/09/20 (221,345)
USD 38,744,000 EUR 33,264,562 JPMorgan Chase Bank NA 10/09/20 (262,691)
USD 38,744,000 GBP 30,169,521 JPMorgan Chase Bank NA 10/09/20 (186,448)
AUD 44,093,000 USD 32,229,778 UBS AG 10/14/20 (647,342)
COP 109,316,713,000 USD 29,324,000 Citibank NA 10/14/20 (777,361)
EUR 18,785,000 USD 22,172,215 Citibank NA 10/14/20 (142,179)
EUR 88,794,000 USD 105,171,166 UBS AG 10/14/20 (1,038,350)
HUF 7,929,589,128 USD 26,083,986 Bank of America NA 10/14/20 (510,760)
HUF 1,984,234,060 USD 6,522,014 Citibank NA 10/14/20 (122,784)
JPY 2,708,758,820 AUD 35,934,000 Deutsche Bank AG 10/14/20 (51,054)
MXN 693,528,720 USD 32,579,000 Citibank NA 10/14/20 (1,259,491)
MXN 421,812,604 USD 19,224,000 Deutsche Bank AG 10/14/20 (175,094)
MXN 2,073,060,287 USD 97,054,293 UBS AG 10/14/20 (3,435,632)
PLN 146,305,322 USD 39,106,000 Bank of America NA 10/14/20 (1,255,102)
RUB 5,738,441,350 USD 76,206,000 Citibank NA 10/14/20 (2,435,656)
USD 63,749,574 EUR 54,610,000 JPMorgan Chase Bank NA 10/14/20 (294,090)
USD 32,500,000 JPY 3,461,530,800 BNP Paribas SA 10/14/20 (325,936)
USD 19,660,000 KRW 22,937,322,000 Bank of America NA 10/14/20 (11,736)
USD 12,762,921 MXN 287,503,940 Morgan Stanley & Co. International plc 10/14/20 (220,654)
USD 10,124,079 MXN 228,286,531 UBS AG 10/14/20 (185,259)
USD 14,170,000 RUB 1,126,373,300 Bank of America NA 10/14/20 (310,054)
USD 5,484,000 RUB 435,358,308 BNP Paribas SA 10/14/20 (112,734)
USD 19,644,000 RUB 1,544,214,840 Citibank NA 10/14/20 (207,602)
USD 19,654,000 ZAR 334,393,156 Bank of America NA 10/14/20 (279,964)
USD 91,559,877 ZAR 1,549,724,166 BNP Paribas SA 10/14/20 (822,837)
ZAR 324,048,490 USD 19,653,000 Bank of America NA 10/14/20 (335,705)
MYR 50,049,000 USD 12,061,453 Barclays Bank plc 10/16/20 (24,195)
MYR 49,302,000 USD 11,882,863 Morgan Stanley & Co. International plc 10/16/20 (25,266)
MYR 50,049,000 USD 12,065,815 Natwest Markets plc 10/16/20 (28,557)
THB 414,687,584 USD 13,346,881 Citibank NA 10/16/20 (260,632)
THB 829,312,416 USD 26,655,303 HSBC Bank plc 10/16/20 (484,785)
USD 274,230,254 CNY 1,879,382,198 Bank of America NA 10/16/20 (2,522,406)
USD 19,779,399 IDR 294,416,350,000 Bank of America NA 10/16/20 (17,745)
KZT 2,151,925,528 USD 5,071,110 Citibank NA 10/23/20 (134,175)
USD 70,438,871 AUD 98,886,000 Bank of America NA 11/04/20 (393,764)
USD 7,529,000 BRL 42,662,326 Goldman Sachs International 11/04/20 (60,953)
USD 93,606,966 EUR 79,809,050 Citibank NA 11/04/20 (30,839)
USD 2,383,032,042 EUR 2,033,781,000 UBS AG 11/04/20 (3,148,312)
USD 543,493,191 GBP 422,918,000 HSBC Bank plc 11/04/20 (2,315,057)
USD 188,926,946 JPY 19,950,625,000 Barclays Bank plc 11/04/20 (311,974)
USD 3,300,000 TWD 96,709,800 Citibank NA 11/13/20 (60,845)
USD 10,443,302 EUR 9,275,000 State Street Bank and Trust Co. 11/27/20 (443,996)
USD 7,722,607 EUR 6,862,947 UBS AG 11/27/20 (333,344)
IDR 368,346,000,000 USD 24,858,011 BNP Paribas SA 12/04/20 (247,341)
IDR 368,346,000,000 USD 24,938,795 Citibank NA 12/04/20 (328,125)
RUB 473,749,041 USD 6,158,504 Bank of America NA 12/04/20 (97,493)
RUB 4,152,684,320 USD 54,015,655 Credit Suisse International 12/04/20 (887,391)
RUB 946,074,444 USD 12,341,289 HSBC Bank plc 12/04/20 (237,481)
USD 61,089,199 CNY 420,069,000 Barclays Bank plc 12/04/20 (552,331)
USD 400,761,497 CNY 2,754,554,000 Citibank NA 12/04/20 (3,445,724)
USD 13,296,227 CNY 91,345,000 HSBC Bank plc 12/04/20 (107,870)
USD 155,145,105 IDR 2,348,586,599,808 Standard Chartered Bank 12/04/20 (1,773,360)
AUD 3,765,000 JPY 284,338,447 Deutsche Bank AG 12/16/20 (1,688)
AUD 5,342,588 USD 3,889,345 Bank of America NA 12/16/20 (61,915)
AUD 11,294,000 USD 8,160,209 Citibank NA 12/16/20 (69,187)
AUD 2,259,000 USD 1,651,729 Deutsche Bank AG 12/16/20 (33,381)
AUD 5,271,000 USD 3,854,940 JPMorgan Chase Bank NA 12/16/20 (78,796)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 7,529,000 USD 5,499,385 Royal Bank of Canada 12/16/20 $ (105,609)
BRL 175,957,198 USD 33,168,832 BNP Paribas SA 12/16/20 (1,904,500)
CAD 11,422,866 USD 8,659,000 Royal Bank of Canada 12/16/20 (77,347)
EUR 62,310,000 GBP 57,825,214 BNP Paribas SA 12/16/20 (1,468,321)
EUR 93,080,000 GBP 86,155,122 Citibank NA 12/16/20 (1,902,407)
EUR 150,651,287 USD 177,654,062 Bank of America NA 12/16/20 (711,864)
EUR 20,720,000 USD 24,558,525 Bank of America NA 12/16/20 (222,574)
EUR 82,150,000 USD 96,749,331 Barclays Bank plc 12/16/20 (262,923)
EUR 13,820,000 USD 16,398,052 BNP Paribas SA 12/16/20 (166,255)
EUR 331,221,834 USD 391,860,131 Citibank NA 12/16/20 (2,835,115)
EUR 14,191,666 USD 16,946,887 HSBC Bank plc 12/16/20 (278,562)
EUR 34,860,000 USD 40,971,481 JPMorgan Chase Bank NA 12/16/20 (27,888)
EUR 18,824,000 USD 22,244,227 Royal Bank of Canada 12/16/20 (135,156)
GBP 27,499,019 EUR 30,272,427 UBS AG 12/16/20 (54,187)
GBP 7,529,000 USD 9,724,231 Morgan Stanley & Co. International plc 12/16/20 (4,292)
IDR 465,015,000,000 USD 31,015,474 Deutsche Bank AG 12/16/20 (4,554)
IDR 465,015,000,000 USD 31,135,922 JPMorgan Chase Bank NA 12/16/20 (125,002)
INR 3,472,675,000 USD 46,905,855 Deutsche Bank AG 12/16/20 (78,940)
INR 1,736,075,000 USD 23,425,651 Goldman Sachs International 12/16/20 (15,733)
INR 5,208,750,000 USD 70,371,111 Nomura International plc 12/16/20 (134,279)
JPY 627,734,283 USD 6,010,000 Royal Bank of Canada 12/16/20 (51,561)
JPY 784,591,629 USD 7,510,000 Toronto Dominion Bank 12/16/20 (62,674)
MXN 80,119,443 USD 3,764,000 Goldman Sachs International 12/16/20 (172,196)
RUB 175,457,360 USD 2,260,000 Citibank NA 12/16/20 (19,084)
RUB 408,998,221 USD 5,269,000 Deutsche Bank AG 12/16/20 (45,333)
THB 463,700,000 USD 14,760,465 Bank of America NA 12/16/20 (128,262)
THB 1,538,900,000 USD 49,343,487 Barclays Bank plc 12/16/20 (783,001)
THB 463,700,000 USD 14,855,038 Goldman Sachs International 12/16/20 (222,835)
USD 5,883,758 AUD 8,285,000 JPMorgan Chase Bank NA 12/16/20 (51,616)
USD 8,750,369 AUD 12,422,000 Morgan Stanley & Co. International plc 12/16/20 (148,752)
USD 11,294,000 CAD 15,041,340 BNP Paribas SA 12/16/20 (6,103)
USD 8,659,000 CAD 11,572,026 JPMorgan Chase Bank NA 12/16/20 (34,712)
USD 244,824,829 CAD 327,605,000 State Street Bank and Trust Co. 12/16/20 (1,294,871)
USD 76,438,572 CNY 526,325,428 Bank of America NA 12/16/20 (733,624)
USD 76,574,519 CNY 526,066,945 Deutsche Bank AG 12/16/20 (559,777)
USD 214,587,448 CNY 1,475,149,376 HSBC Bank plc 12/16/20 (1,705,573)
USD 121,095,203 CNY 832,565,848 Standard Chartered Bank 12/16/20 (979,338)
USD 6,026,027 EUR 5,133,065 HSBC Bank plc 12/16/20 (2,835)
USD 9,656,251 GBP 7,529,000 HSBC Bank plc 12/16/20 (63,688)
USD 5,809,747 GBP 4,515,000 JPMorgan Chase Bank NA 12/16/20 (19,118)
USD 70,506,662 HKD 546,733,336 Bank of America NA 12/16/20 (18,417)
USD 12,586,145 IDR 190,528,400,000 Citibank NA 12/16/20 (119,813)
USD 41,790,122 IDR 627,018,997,241 HSBC Bank plc 12/16/20 (24,521)
USD 118,904,603 IDR 1,783,569,038,780 JPMorgan Chase Bank NA 12/16/20 (38,049)
USD 202,986,661 INR 15,089,520,945 Deutsche Bank AG 12/16/20 (486,370)
USD 25,395,190 INR 1,890,544,934 HSBC Bank plc 12/16/20 (97,661)
USD 12,183,315 JPY 1,285,620,000 Barclays Bank plc 12/16/20 (19,760)
USD 12,161,807 JPY 1,285,620,000 Citibank NA 12/16/20 (41,268)
USD 45,259,351 JPY 4,800,025,716 Goldman Sachs International 12/16/20 (302,383)
USD 15,020,000 JPY 1,585,552,655 JPMorgan Chase Bank NA 12/16/20 (30,029)
USD 7,529,000 MXN 169,457,086 BNP Paribas SA 12/16/20 (67,866)
USD 5,271,000 MXN 118,149,992 JPMorgan Chase Bank NA 12/16/20 (25,737)
USD 26,157,148 MXN 587,097,187 Morgan Stanley & Co. International plc 12/16/20 (162,783)
USD 25,420,964 MYR 105,903,735 Barclays Bank plc 12/16/20 (7,630)
USD 25,427,371 MYR 105,905,000 Goldman Sachs International 12/16/20 (1,526)
USD 24,214,523 MYR 101,300,000 Goldman Sachs International 12/16/20 (108,666)
USD 6,287,122 TWD 182,684,890 Goldman Sachs International 12/16/20 (94,696)
USD 7,541,000 ZAR 129,022,748 Bank of America NA 12/17/20 (90,887)
USD 3,771,000 ZAR 63,929,235 Barclays Bank plc 12/17/20 (10,509)
ZAR 86,816,898 USD 5,271,000 BNP Paribas SA 12/17/20 (135,651)
ZAR 123,910,483 USD 7,529,000 Citibank NA 12/17/20 (199,511)
ZAR 315,887,530 USD 18,823,000 HSBC Bank plc 12/17/20 (137,784)
ZAR 67,397,377 USD 4,065,000 JPMorgan Chase Bank NA 12/17/20 (78,346)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 32,000,000 TRY 256,860,800 JPMorgan Chase Bank NA 12/29/20 $ (344,530)
(62,341,932)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EURO STOXX 50 Index One-Touch
Goldman Sachs
International 6,933,738 10/02/20 USD 3,562.75 USD 1.16 USD 6,215 $ 1
USD Currency One-Touch
Bank of America
NA — 10/08/20 BRL 4.90 BRL 4.90 USD 2,341 208
EUR Currency Up and Out
Bank of America
NA — 10/09/20 USD 1.18 USD 1.23 EUR 306,010 344,179
EUR Currency One-Touch
Goldman Sachs
International — 10/13/20 AUD 1.70 AUD 1.70 EUR 4,171 107,923
USD Currency One-Touch
Bank of America
NA — 10/13/20 BRL 4.90 BRL 4.90 USD 2,333 2,816
EURO STOXX 50 Index One-Touch
Goldman Sachs
International 6,933,738 10/16/20 USD 3,562.75 USD 1.16 USD 6,215 22,881
USD Currency One-Touch BNP Paribas SA — 10/22/20 CAD 1.40 CAD 1.40 USD 3,388 34,696
EUR Currency One-Touch Deutsche Bank AG — 10/29/20 USD 1.22 USD 1.22 EUR 3,824 111,560
USD Currency Down and In BNP Paribas SA — 10/30/20 ZAR 16.50 ZAR 15.65 USD 65,732 15,955
USD Currency Down and In
Bank of America
NA — 11/02/20 ZAR 16.70 ZAR 15.80 USD 51,527 22,690
USD Currency Down and In
Morgan Stanley &
Co. International
plc — 11/02/20 MXN 21.50 MXN 20.50 USD 51,527 11,638
USD Currency Down and In BNP Paribas SA — 11/02/20 ZAR 16.58 ZAR 15.68 USD 71,642 22,780
USD Currency Down and In
Bank of America
NA — 11/02/20 ZAR 17.03 ZAR 16.13 USD 81,357 95,961
USD Currency Down and In
Morgan Stanley &
Co. International
plc — 11/02/20 MXN 21.40 MXN 20.40 USD 153,000 27,627
USD Currency One-Touch
Bank of America
NA — 11/03/20 CAD 1.40 CAD 1.40 USD 6,037 148,385
USD Currency One-Touch Deutsche Bank AG — 11/16/20 MXN 22.00 MXN 22.00 USD 376 214,169
USD Currency One-Touch
JPMorgan Chase
Bank NA — 11/16/20 MXN 23.00 MXN 23.00 USD 565 330,399
USD Currency One-Touch Barclays Bank plc — 11/19/20 JPY 105.60 JPY 105.60 USD 2,256 14,998
EUR Currency One-Touch UBS AG — 12/16/20 USD 1.20 USD 1.20 EUR 753 220,381
USD Currency Down and In
JPMorgan Chase
Bank NA — 12/18/20 NOK 8.00 NOK 8.00 USD 1,845 33,852
USD Currency One-Touch
Credit Suisse
International — 12/21/20 CAD 1.41 CAD 1.41 USD 1,251 159,988
USD Currency One-Touch
Royal Bank of
Canada — 01/20/21 CAD 1.40 CAD 1.40 USD 1,882 200,066
EUR Currency One-Touch BNP Paribas SA — 06/28/21 USD 1.25 USD 1.25 EUR 10,490 1,809,791
3,952,944
Put
AUD Currency One-Touch Deutsche Bank AG — 10/12/20 JPY 71.00 JPY 71.00 AUD 8,806 $ 84,421
AUD Currency One-Touch
JPMorgan Chase
Bank NA — 10/15/20 USD 0.70 USD 0.73 AUD 1,506 127,651
USD Currency Up and In
Standard Chartered
Bank — 10/22/20 JPY 105.00 JPY 108.00 USD 56,580 198,030
USD Currency Up and In
JPMorgan Chase
Bank NA — 10/22/20 JPY 106.00 JPY 108.25 USD 75,135 744
USD Currency Up and In
Bank of America
NA — 10/26/20 JPY 104.00 JPY 107.25 USD 75,135 911

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
NZD Currency One-Touch
Bank of America
NA — 10/27/20 USD 0.62 USD 0.62 NZD 14,720 $ 256,727
USD Currency One-Touch
Bank of America
NA — 10/28/20 JPY 100.00 JPY 100.00 USD 1,480 19,413
USD Currency One-Touch
JPMorgan Chase
Bank NA — 10/30/20 JPY 100.00 JPY 100.00 USD 2,259 35,380
AUD Currency One-Touch
Bank of America
NA — 11/12/20 JPY 70.00 JPY 70.00 AUD 8,806 327,338
EUR Currency Down and Out UBS AG — 11/12/20 USD 1.19 USD 1.18 EUR 150,589 90,576
USD Currency One-Touch Deutsche Bank AG — 11/13/20 BRL 4.80 BRL 4.80 USD 3,012 50,889
USD Currency One-Touch
Bank of America
NA — 11/18/20 RUB 65.00 RUB 65.00 USD 6,475 38,012
USD Currency Down and Out
Morgan Stanley &
Co. International
plc — 11/20/20 MXN 21.90 MXN 21.25 USD 32,756 160,905
USD Currency One-Touch
Morgan Stanley &
Co. International
plc — 12/03/20 JPY 100.00 JPY 100.00 USD 2,259 148,869
S&P 500 Index Down and Out
JPMorgan Chase
Bank NA 69,962,500 12/18/20 USD 2,900.00 USD 2,200.00 USD 81,132 508,981
AUD Currency One-Touch
Goldman Sachs
International — 02/12/21 USD 0.66 USD 0.66 AUD 3,765 275,199
USD Currency One-Touch Citibank NA — 02/18/21 JPY 100.00 JPY 100.00 USD 1,560 398,467
USD Currency One-Touch HSBC Bank plc — 02/18/21 JPY 100.00 JPY 100.00 USD 7,001 1,788,249
S&P 500 Index Down and Out
Goldman Sachs
International 49,280,630 03/19/21 USD 3,242.36 USD 2,559.76 USD 49,281 563,118
USD Currency Down and Out
Credit Suisse
International — 08/30/21 RUB 68.25 RUB 63.25 USD 37,650 71,326
5,145,206
$ 9,098,150
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alphabet, Inc. .............................. 500 10/02/20 USD 1,680.00 USD 73,280 $ 61,250
SPDR S&P 500 ETF Trust ...................... 4,062 10/05/20 USD 335.00 USD 136,032 1,163,763
SPDR S&P 500 ETF Trust ...................... 9,000 10/07/20 USD 340.00 USD 301,401 1,462,500
SPDR S&P 500 ETF Trust ...................... 7,000 10/09/20 USD 340.00 USD 234,423 1,536,500
SPDR S&P 500 ETF Trust ...................... 7,500 10/09/20 USD 342.00 USD 251,168 1,203,750
SPDR S&P 500 ETF Trust ...................... 15,000 10/09/20 USD 350.00 USD 502,335 622,500
Western Digital Corp. ......................... 725 10/09/20 USD 42.50 USD 2,650 27,550
Consumer Staples Select Sector SPDR Fund ......... 825 10/16/20 USD 65.00 USD 5,288 41,250
Consumer Staples Select Sector SPDR Fund ......... 5,000 10/16/20 USD 70.00 USD 32,050 22,500
Deutsche Telekom AG ........................ 5,000 10/16/20 EUR 16.20 EUR 7,145 90,865
Facebook, Inc. ............................. 2,000 10/16/20 USD 300.00 USD 52,380 65,000
Invesco QQQ Trust, Series 1 .................... 1,000 10/16/20 USD 300.00 USD 27,784 37,000
Invesco QQQ Trust, Series 1 .................... 2,932 10/16/20 USD 315.00 USD 81,463 14,660
Invesco QQQ Trust, Series 1 .................... 9,532 10/16/20 USD 280.00 USD 264,837 4,904,214
iShares MSCI Emerging Markets ETF .............. 1,782 10/16/20 USD 46.00 USD 7,857 17,820
Lions Gate Entertainment Corp. .................. 1,510 10/16/20 USD 10.00 USD 1,431 30,200
Materials Select Sector SPDR Fund ............... 1,160 10/16/20 USD 66.00 USD 7,382 38,860
Micron Technology, Inc. ....................... 250 10/16/20 USD 60.00 USD 1,174 500
Micron Technology, Inc. ....................... 500 10/16/20 USD 65.00 USD 2,348 3,750
Microsoft Corp. ............................. 1,000 10/16/20 USD 220.00 USD 21,033 157,500
NVIDIA Corp. .............................. 201 10/16/20 USD 520.00 USD 10,879 677,370
NXP Semiconductors NV ...................... 550 10/16/20 USD 150.00 USD 6,865 8,250
PayPal Holdings, Inc. ......................... 749 10/16/20 USD 192.50 USD 14,758 649,758
PayPal Holdings, Inc. ......................... 1,001 10/16/20 USD 210.00 USD 19,723 182,683
QUALCOMM, Inc. ........................... 550 10/16/20 USD 123.00 USD 6,472 88,550
S&P 500 Index ............................. 203 10/16/20 USD 3,500.00 USD 68,269 201,985

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Sabre Corp. ............................... 500 10/16/20 USD 15.00 USD 326 $ 3,750
SPDR S&P 500 ETF Trust ...................... 4,499 10/16/20 USD 335.00 USD 150,667 2,643,163
SPDR S&P 500 ETF Trust ...................... 6,000 10/16/20 USD 333.00 USD 200,934 4,215,000
SPDR S&P 500 ETF Trust ...................... 24,810 10/16/20 USD 350.00 USD 830,862 2,406,570
STOXX Europe 600 Automobiles & Parts Index ....... 1,196 10/16/20 EUR 470.00 EUR 25,645 45,573
Union Pacific Corp. .......................... 299 10/16/20 USD 202.50 USD 5,886 70,863
Walmart, Inc. .............................. 1,500 10/16/20 USD 145.00 USD 20,987 158,250
Walt Disney Co. (The) ........................ 550 10/16/20 USD 145.00 USD 6,824 4,675
Wells Fargo & Co. ........................... 4,500 10/16/20 USD 35.00 USD 10,580 6,750
Western Digital Corp. ......................... 1,500 10/16/20 USD 47.00 USD 5,483 22,500
Western Digital Corp. ......................... 2,200 10/16/20 USD 42.50 USD 8,041 36,300
Western Digital Corp. ......................... 2,230 10/16/20 USD 50.00 USD 8,151 7,805
Western Digital Corp. ......................... 2,352 10/16/20 USD 70.00 USD 8,597 8,232
Xerox Holdings Corp. ......................... 2,000 10/16/20 USD 25.00 USD 3,754 15,000
Invesco QQQ Trust, Series 1 .................... 2,199 10/23/20 USD 290.00 USD 61,097 602,526
Invesco QQQ Trust, Series 1 .................... 1,000 10/30/20 USD 300.00 USD 27,784 159,000
EURO STOXX 50 Index ....................... 6,619 11/20/20 EUR 3,800.00 EUR 211,385 50,443
Freeport-McMoRan, Inc. ....................... 2,100 11/20/20 USD 19.00 USD 3,284 73,500
Invesco QQQ Trust, Series 1 .................... 80 11/20/20 USD 295.00 USD 2,223 47,040
Merck & Co., Inc. ............................ 4,000 11/20/20 USD 87.50 USD 33,180 616,000
Micron Technology, Inc. ....................... 2,999 11/20/20 USD 52.50 USD 14,083 379,374
Microsoft Corp. ............................. 1,000 11/20/20 USD 230.00 USD 21,033 377,500
Southwest Airlines Co. ........................ 3,000 11/20/20 USD 40.00 USD 11,250 646,500
SPDR EURO STOXX 50 ETF ................... 1,499 11/20/20 USD 38.00 USD 5,449 104,930
SPDR EURO STOXX 50 ETF ................... 1,499 11/20/20 USD 41.00 USD 5,449 14,990
SPDR S&P 500 ETF Trust ...................... 3,500 11/20/20 USD 350.00 USD 117,212 1,867,250
T-Mobile US, Inc. ............................ 2,001 11/20/20 USD 125.00 USD 22,883 366,183
Walmart, Inc. .............................. 2,700 11/20/20 USD 150.00 USD 37,776 745,200
Western Digital Corp. ......................... 1,150 11/20/20 USD 55.00 USD 4,203 23,575
Altice Europe NV ............................ 6,720 12/18/20 EUR 4.50 EUR 2,750 31,515
Bank of America Corp. ........................ 8,701 12/18/20 USD 27.00 USD 20,961 626,472
Charter Communications, Inc. ................... 251 12/18/20 USD 670.00 USD 15,671 412,895
EPR Properties ............................. 2,000 12/18/20 USD 50.00 USD 5,500 25,000
EURO STOXX 50 Index ....................... 490 12/18/20 EUR 3,300.00 EUR 15,649 510,731
EURO STOXX 50 Index ....................... 1,004 12/18/20 EUR 3,800.00 EUR 32,064 24,720
EURO STOXX 50 Index ....................... 1,034 12/18/20 EUR 3,600.00 EUR 33,022 130,324
Health Care Select Sector SPDR Fund ............. 6,000 12/18/20 USD 111.00 USD 63,288 1,299,000
iShares Latin America 40 ETF ................... 8,001 12/18/20 USD 25.00 USD 16,850 240,030
JPMorgan Chase & Co. ....................... 2,001 12/18/20 USD 110.00 USD 19,264 385,193
Lions Gate Entertainment Corp. .................. 885 12/18/20 USD 10.00 USD 839 73,013
Lions Gate Entertainment Corp. .................. 1,100 12/18/20 USD 11.00 USD 1,043 57,750
McDonald's Corp. ........................... 500 12/18/20 USD 230.00 USD 10,975 318,750
Merck & Co., Inc. ............................ 2,901 12/18/20 USD 90.00 USD 24,064 413,393
S&P 500 Index ............................. 253 12/18/20 USD 3,500.00 USD 85,084 2,141,645
Slack Technologies, Inc. ....................... 2,500 12/18/20 USD 42.00 USD 6,715 85,000
Societe Generale SA ......................... 2,999 12/18/20 EUR 11.50 EUR 3,394 374,473
SPDR S&P 500 ETF Trust ...................... 2,799 12/18/20 USD 365.00 USD 93,736 1,051,025
SPDR S&P 500 ETF Trust ...................... 3,199 12/18/20 USD 350.00 USD 107,131 2,690,359
SPDR S&P 500 ETF Trust ...................... 5,000 12/18/20 USD 360.00 USD 167,445 2,482,500
SPDR S&P 500 ETF Trust ...................... 6,250 12/18/20 USD 340.00 USD 209,306 8,278,125
STOXX Europe 600 Banks Index ................. 1,316 12/18/20 EUR 100.00 EUR 5,440 54,003
STOXX Europe 600 Banks Index ................. 2,632 12/18/20 EUR 105.00 EUR 10,881 54,003
UniCredit SpA .............................. 1,501 12/18/20 EUR 7.60 EUR 5,287 228,780
SPDR S&P 500 ETF Trust ...................... 2,499 12/31/20 USD 350.00 USD 83,689 2,241,603
Caesars Entertainment, Inc. .................... 2,384 01/15/21 USD 45.00 USD 13,365 3,689,240
DR Horton, Inc. ............................. 3,000 01/15/21 USD 80.00 USD 22,689 1,537,500
Freeport-McMoRan, Inc. ....................... 555 01/15/21 USD 20.00 USD 868 30,525
Lions Gate Entertainment Corp. .................. 960 01/15/21 USD 11.00 USD 910 62,400
VanEck Vectors Semiconductor ETF ............... 899 01/15/21 USD 180.00 USD 15,661 865,288
VanEck Vectors Semiconductor ETF ............... 1,001 01/15/21 USD 185.00 USD 17,437 765,765
VanEck Vectors Semiconductor ETF ............... 4,126 01/15/21 USD 170.00 USD 71,875 6,106,480
Walt Disney Co. (The) ........................ 899 01/15/21 USD 140.00 USD 11,155 283,185
Xerox Holdings Corp. ......................... 520 01/15/21 USD 30.00 USD 976 3,900
EURO STOXX 50 Index ....................... 1,262 02/19/21 EUR 3,700.00 EUR 40,303 208,628

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Freeport-McMoRan, Inc. ....................... 550 02/19/21 USD 25.00 USD 860 $ 11,825
Caesars Entertainment, Inc. .................... 1,431 03/19/21 USD 35.00 USD 8,022 3,416,513
Caesars Entertainment, Inc. .................... 1,907 03/19/21 USD 40.00 USD 10,691 3,928,420
SPDR S&P 500 ETF Trust ...................... 200 03/19/21 USD 380.00 USD 6,698 86,600
SPDR S&P 500 ETF Trust ...................... 6,002 06/18/21 USD 400.00 USD 201,001 2,064,688
iShares MSCI Brazil ETF ...................... 5,002 06/30/21 USD 40.00 USD 13,836 220,088
90-day Eurodollar December 2021 Futures .......... 6,473 12/13/21 USD 99.75 USD 1,618,250 1,618,250
SPDR S&P 500 ETF Trust ...................... 800 12/17/21 USD 360.00 USD 26,791 1,519,200
SPDR S&P 500 ETF Trust ...................... 2,503 12/17/21 USD 400.00 USD 83,823 1,689,525
SPDR S&P 500 ETF Trust ...................... 4,001 12/17/21 USD 305.00 USD 133,989 20,319,079
101,686,371
Put
SPDR S&P 500 ETF Trust ...................... 5,000 10/05/20 USD 328.00 USD 167,445 782,500
Air Canada ................................ 1,000 10/16/20 CAD 8.00 CAD 1,569 4,131
Allegiant Travel Co. .......................... 350 10/16/20 USD 50.00 USD 4,193 4,375
Apple, Inc. ................................ 900 10/16/20 USD 97.50 USD 10,423 21,150
Carnival Corp. .............................. 1,000 10/16/20 USD 10.00 USD 1,518 4,500
Carnival Corp. .............................. 4,001 10/16/20 USD 15.00 USD 6,074 384,096
Chewy, Inc. ................................ 1,000 10/16/20 USD 45.00 USD 5,483 25,000
CommScope Holding Co., Inc. ................... 550 10/16/20 USD 9.00 USD 495 17,875
Dell Technologies, Inc. ........................ 590 10/16/20 USD 62.50 USD 3,994 26,255
EURO STOXX 50 Index ....................... 488 10/16/20 EUR 3,150.00 EUR 15,585 242,022
EURO STOXX 50 Index ....................... 991 10/16/20 EUR 3,100.00 EUR 31,649 339,274
Exxon Mobil Corp. ........................... 5,000 10/16/20 USD 37.50 USD 17,165 1,675,000
HCA Healthcare, Inc. ......................... 550 10/16/20 USD 105.00 USD 6,857 24,750
Invesco QQQ Trust, Series 1 .................... 255 10/16/20 USD 250.00 USD 7,085 23,588
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,130 10/16/20 USD 82.00 USD 9,481 48,025
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,545 10/16/20 USD 83.00 USD 21,353 156,518
iShares iBoxx $ High Yield Corporate Bond ETF ....... 8,070 10/16/20 USD 82.50 USD 67,707 407,535
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 100,000 10/16/20 USD 134.00 USD 1,347,100 7,650,000
iShares MSCI Mexico ETF ..................... 825 10/16/20 USD 32.00 USD 2,752 29,700
iShares Preferred & Income Securities ETF .......... 1,100 10/16/20 USD 33.00 USD 4,010 19,250
iShares Russell 2000 ETF ...................... 540 10/16/20 USD 140.00 USD 8,089 68,040
Occidental Petroleum Corp. ..................... 383 10/16/20 USD 10.00 USD 383 21,640
Occidental Petroleum Corp. ..................... 735 10/16/20 USD 9.00 USD 736 13,230
S&P 500 Index ............................. 25 10/16/20 USD 3,300.00 USD 8,408 116,500
S&P 500 Index ............................. 97 10/16/20 USD 3,175.00 USD 32,621 187,695
S&P 500 Index ............................. 97 10/16/20 USD 3,400.00 USD 32,621 873,485
S&P 500 Index ............................. 145 10/16/20 USD 3,000.00 USD 48,764 79,025
S&P 500 Index ............................. 201 10/16/20 USD 3,200.00 USD 67,596 465,315
SPDR S&P 500 ETF Trust ...................... 555 10/16/20 USD 320.00 USD 18,586 142,913
Teva Pharmaceutical Industries Ltd. ............... 825 10/16/20 USD 8.00 USD 743 5,363
VanEck Vectors Semiconductor ETF ............... 530 10/16/20 USD 150.00 USD 9,233 11,395
BJ's Wholesale Club Holdings, Inc. ................ 2,499 11/20/20 USD 30.00 USD 10,383 74,970
Carnival Corp. .............................. 550 11/20/20 USD 12.50 USD 835 50,325
Invesco Senior Loan ETF ...................... 1,165 11/20/20 USD 21.00 USD 2,533 29,708
iShares iBoxx $ High Yield Corporate Bond ETF ....... 825 11/20/20 USD 82.00 USD 6,922 106,013
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,974 11/20/20 USD 130.00 USD 26,592 151,011
Macy's, Inc. ............................... 600 11/20/20 USD 5.00 USD 342 25,800
Nordstrom, Inc. ............................. 128 11/20/20 USD 10.00 USD 153 7,744
U.S. Treasury 10 Year Note ..................... 2,174 11/20/20 USD 139.50 USD 217,400 1,562,563
U.S. Treasury 10 Year Note ..................... 2,174 11/20/20 USD 138.00 USD 217,400 645,406
Avaya Holdings Corp. ......................... 400 12/18/20 USD 10.00 USD 608 11,000
Slack Technologies, Inc. ....................... 2,500 12/18/20 USD 25.00 USD 6,715 520,000
Southwest Airlines Co. ........................ 500 12/18/20 USD 12.50 USD 1,875 7,000
Southwest Airlines Co. ........................ 500 12/18/20 USD 15.00 USD 1,875 3,000
ViacomCBS , Inc. ............................ 550 12/18/20 USD 23.00 USD 1,541 59,400
Air Canada ................................ 590 01/15/21 CAD 8.00 CAD 926 14,179
Delta Air Lines, Inc. .......................... 200 01/15/21 USD 5.00 USD 612 1,200
Sabre Corp. ............................... 550 01/15/21 USD 5.00 USD 358 28,875
Simon Property Group, Inc. ..................... 550 01/15/21 USD 40.00 USD 3,557 47,300
Southwest Airlines Co. ........................ 550 01/15/21 USD 20.00 USD 2,063 16,225

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Airlines Holdings, Inc. .................... 350 01/15/21 USD 10.00 USD 1,216 $ 2,975
Xerox Holdings Corp. ......................... 550 01/15/21 USD 15.00 USD 1,032 37,125
American Airlines Group, Inc. .................... 500 02/19/21 USD 5.00 USD 615 19,250
Delta Air Lines, Inc. .......................... 2,000 03/19/21 USD 10.00 USD 6,116 46,000
United Airlines Holdings, Inc. .................... 1,000 06/18/21 USD 10.00 USD 3,475 36,000
17,373,214
$ 119,059,585
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........... BNP Paribas SA — 10/06/20 USD 0.61 AUD 13,435 $ 1,442,643
EUR Currency ........... Citibank NA — 10/06/20 AUD 1.70 EUR 90,353 1,836
EUR Currency ........... JPMorgan Chase Bank NA — 10/06/20 AUD 1.65 EUR 67,765 81,220
USD Currency ........... Bank of America NA — 10/06/20 JPY 108.45 USD 10,438 13
EUR Currency ........... JPMorgan Chase Bank NA — 10/09/20 USD 1.22 EUR 305,700 10,047
EUR Currency ........... Barclays Bank plc — 10/13/20 USD 1.18 EUR 1,043,235 2,923,380
EUR Currency ........... Goldman Sachs International — 10/13/20 AUD 1.65 EUR 125,488 359,591
EUR Currency ........... Goldman Sachs International — 10/13/20 USD 1.18 EUR 828,265 2,320,986
USD Currency ........... BNP Paribas SA — 10/13/20 ZAR 18.75 USD 105,412 25,742
USD Currency ........... Citibank NA — 10/13/20 ZAR 17.75 USD 65,506 106,071
USD Currency ........... Bank of America NA — 10/15/20 ZAR 17.00 USD 50,540 469,737
EUR Currency ........... JPMorgan Chase Bank NA — 10/22/20 USD 1.17 EUR 65,000 762,465
USD Currency ........... Bank of America NA — 10/22/20 JPY 106.00 USD 37,647 112,691
USD Currency ........... BNP Paribas SA — 10/22/20 JPY 107.50 USD 18,824 8,380
USD Currency ........... Deutsche Bank AG — 10/22/20 BRL 6.00 USD 32,453 153,795
USD Currency ........... JPMorgan Chase Bank NA — 10/22/20 JPY 107.50 USD 37,647 16,760
USD Currency ........... JPMorgan Chase Bank NA — 10/23/20 IDR 15,000.00 USD 51,636 424,099
SoftBank Group Corp. ..... JPMorgan Chase Bank NA 2,268 10/30/20 JPY 7,000.00 JPY 14,672 456,004
USD Currency ........... Citibank NA — 10/30/20 MXN 22.50 USD 26,256 420,522
USD Currency ........... Bank of America NA — 11/03/20 CAD 1.36 USD 199,965 377,289
USD Currency ........... Citibank NA — 11/03/20 CNH 7.05 USD 149,974 183,409
USD Currency ........... Deutsche Bank AG — 11/03/20 CLP 775.00 USD 64,080 1,447,962
USD Currency ........... JPMorgan Chase Bank NA — 11/03/20 TWD 30.00 USD 44,794 23,928
USD Currency ........... Citibank NA — 11/06/20 TRY 7.70 USD 20,593 625,047
USD Currency ........... BNP Paribas SA — 11/10/20 ZAR 17.75 USD 30,120 273,340
USD Currency ........... Bank of America NA — 11/11/20 TWD 30.90 USD 18,500 4,113
USD Currency ........... Standard Chartered Bank — 11/11/20 TWD 30.90 USD 37,000 8,225
USD Currency ........... JPMorgan Chase Bank NA — 11/16/20 CNH 7.20 USD 14,800 13,635
USD Currency ........... BNP Paribas SA — 11/27/20 RUB 82.00 USD 15,059 213,366
USD Currency ........... Deutsche Bank AG — 11/27/20 RUB 76.00 USD 15,059 660,123
EUR Currency ........... UBS AG — 12/16/20 USD 1.18 EUR 71,530 873,210
USD Currency ........... Citibank NA — 01/20/21 CAD 1.40 USD 37,647 104,659
USD Currency ........... Royal Bank of Canada — 01/20/21 CAD 1.35 USD 37,647 365,040
SPDR S&P 500 ETF Trust ... Morgan Stanley & Co. International plc 900,000 06/18/21 USD 360.00 USD 301,401 11,788,497
27,057,825
Put
USD Currency ........... Citibank NA — 10/01/20 MXN 21.50 USD 52,100 1,822
USD Currency ........... Citibank NA — 10/02/20 RUB 73.50 USD 96,092 25
AUD Currency ........... BNP Paribas SA — 10/06/20 USD 0.61 AUD 13,435 1
EUR Currency ........... Morgan Stanley & Co. International plc — 10/06/20 AUD 1.58 EUR 30,118 144
USD Currency ........... Bank of America NA — 10/06/20 JPY 108.45 USD 10,438 292,556
USD Currency ........... HSBC Bank plc — 10/06/20 CNH 6.78 USD 56,471 107,884
USD Currency ........... Bank of America NA — 10/07/20 BRL 5.30 USD 45,168 10,890
USD Currency ........... Bank of America NA — 10/08/20 BRL 5.25 USD 49,839 8,244
USD Currency ........... Bank of America NA — 10/09/20 MXN 23.80 USD 29,946 2,253,865
USD Currency ........... Deutsche Bank AG — 10/09/20 ZAR 16.00 USD 26,353 16,564
USD Currency ........... Morgan Stanley & Co. International plc — 10/09/20 MXN 21.30 USD 45,610 69,977

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
AUD Currency ........... Morgan Stanley & Co. International plc — 10/12/20 JPY 72.50 AUD 135,989 $ 52,880
AUD Currency ........... Morgan Stanley & Co. International plc — 10/13/20 JPY 73.00 AUD 135,989 91,188
USD Currency ........... Bank of America NA — 10/13/20 BRL 5.20 USD 49,667 17,101
USD Currency ........... BNP Paribas SA — 10/13/20 ZAR 16.00 USD 18,824 21,426
USD Currency ........... Deutsche Bank AG — 10/13/20 MXN 21.00 USD 60,235 70,733
USD Currency ........... Deutsche Bank AG — 10/22/20 BRL 5.45 USD 64,908 543,202
USD Currency ........... JPMorgan Chase Bank NA — 10/26/20 ZAR 16.00 USD 37,647 130,117
USD Currency ........... UBS AG — 10/26/20 ZAR 16.70 USD 67,765 1,109,493
USD Currency ........... Bank of America NA — 10/30/20 ZAR 17.00 USD 39,308 1,091,536
USD Currency ........... BNP Paribas SA — 10/30/20 RUB 79.00 USD 39,308 1,113,036
USD Currency ........... Citibank NA — 10/30/20 MXN 21.50 USD 32,765 263,961
USD Currency ........... Goldman Sachs International — 10/30/20 JPY 104.50 USD 39,318 128,655
USD Currency ........... Morgan Stanley & Co. International plc — 10/30/20 MXN 21.80 USD 49,044 622,397
USD Currency ........... Morgan Stanley & Co. International plc — 10/30/20 MXN 20.70 USD 50,025 94,516
USD Currency ........... Morgan Stanley & Co. International plc — 10/30/20 MXN 20.90 USD 52,512 146,262
USD Currency ........... Morgan Stanley & Co. International plc — 10/30/20 MXN 21.70 USD 80,000 878,074
USD Currency ........... Citibank NA — 11/09/20 RUB 75.00 USD 52,168 400,171
USD Currency ........... Morgan Stanley & Co. International plc — 11/11/20 MXN 21.50 USD 37,647 481,656
USD Currency ........... Morgan Stanley & Co. International plc — 11/13/20 BRL 5.10 USD 100,688 287,926
USD Currency ........... JPMorgan Chase Bank NA — 11/16/20 MXN 20.00 USD 56,471 79,127
USD Currency ........... Morgan Stanley & Co. International plc — 11/16/20 MXN 20.50 USD 75,294 234,024
AUD Currency ........... Bank of America NA — 11/20/20 JPY 70.00 AUD 75,294 138,525
USD Currency ........... Citibank NA — 11/24/20 BRL 5.40 USD 30,118 508,853
USD Currency ........... Morgan Stanley & Co. International plc — 11/24/20 BRL 5.25 USD 18,824 175,732
SoftBank Group Corp. ..... Goldman Sachs International 1,080 11/27/20 JPY 6,000.00 JPY 6,987 244,906
USD Currency ........... Bank of America NA — 11/27/20 JPY 102.70 USD 171,710 812,561
USD Currency ........... BNP Paribas SA — 11/27/20 RUB 74.00 USD 67,765 586,629
USD Currency ........... Deutsche Bank AG — 12/22/20 CNH 6.80 USD 93,040 988,186
AUD Currency ........... Goldman Sachs International — 02/12/21 USD 0.70 AUD 56,471 686,068
14,760,913
$ 41,818,738
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.34.V9 Quarterly Bank of A merica NA 11/18/20 USD 99.00 USD 12,700 $ 63,779
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 01/20/21 USD 101.00 USD 20,000 460,391
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 11/18/20 USD 102.00 USD 15,000 214,500
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 10/21/20 USD 103.00 USD 13,850 115,051
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly BNP Paribas SA 10/21/20 USD 103.00 USD 15,000 124,604
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 10/21/20 EUR 350.00 EUR 31,700 434,472
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 350.00 EUR 22,600 503,301

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.33.
V1 Quarterly
JPMorgan Chase
Bank NA 10/21/20 EUR 350.00 EUR 45,000 $ 1,055,712
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly
Merrill Lynch
International
& Co. 10/21/20 EUR 375.00 EUR 31,700 284,260
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.33.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 400.00 EUR 67,400 1,295,054
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.33.
V1 Quarterly
Credit Suisse
International 10/21/20 EUR 450.00 EUR 44,900 211,619
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.33.
V1 Quarterly
JPMorgan Chase
Bank NA 10/21/20 EUR 450.00 EUR 45,000 212,090
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.33.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 625.00 EUR 67,400 229,196
$ 5,204,029
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual Citibank NA 10/19/20 0.72 % USD 53,093 $ 7,412
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.93% Semi-Annual
Morgan Stanley & Co.
International plc 10/21/20 0.93 USD 218,360 608,657
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.58% Semi-Annual
Goldman Sachs
International 10/27/20 0.58 USD 129,948 15,645
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.85% Semi-Annual
Goldman Sachs
International 12/18/20 0.85 USD 179,093 2,585,163
20-Year Interest Rate Swap
(a)
6 month JPY
LIBOR Semi-Annual 0.78% Semi-Annual
JPMorgan Chase
Bank NA 04/16/21 0.78 JPY 1,644,400 1,653,649
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual
JPMorgan Chase
Bank NA 06/04/21 1.00 USD 148,031 7,582,399
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual BNP Paribas SA 06/11/21 1.00 USD 48,271 2,506,662
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.46% Semi-Annual Citibank NA 08/16/21 1.46 USD 58,095 4,016,306
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.39% Semi-Annual Bank of America NA 05/22/23 0.39 USD 166,240 387,824
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.98% Semi-Annual Barclays Bank plc 03/07/24 2.98 USD 104,172 19,374,041
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.95% Semi-Annual Barclays Bank plc 03/12/24 2.95 USD 104,170 19,101,469
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.77% Semi-Annual
JPMorgan Chase
Bank NA 11/05/24 1.77 USD 320,825 3,962,455
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 34,430 2,304,427
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.89% Semi-Annual Deutsche Bank AG 04/30/25 0.89 USD 19,540 737,370
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs Bank
USA 06/04/25 1.28 USD 14,340 796,525
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 14,340 908,292
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.18% Semi-Annual
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 12,421,439
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Citibank NA 06/27/28 3.05 USD 70,870 12,150,352
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Nomura International
plc 01/10/29 3.04 USD 31,100 5,279,140
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 5,264,347
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.08% Semi-Annual Barclays Bank plc 01/29/29 3.08 USD 31,350 5,423,804

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.99% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.99 % USD 14,735 $ 2,471,025
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.86% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 2,212,242
111,770,645
Put
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 10/02/20 0.75 USD 99,506 17,212
30-Year Interest Rate Swap
(a)
1.17% Semi-Annual 3 month LIBOR Quarterly Citibank NA 10/26/20 1.17 USD 46,358 540,894
30-Year Interest Rate Swap
(a)
1.15% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/26/20 1.15 USD 256,425 3,639,754
30-Year Interest Rate Swap
(a)
0.98% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 10/27/20 0.98 USD 129,948 5,319,262
10-Year Interest Rate Swap
(a)
0.81% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/19/20 0.81 USD 119,789 496,995
30-Year Interest Rate Swap
(a)
1.22% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/24/20 1.22 USD 46,358 839,903
30-Year Interest Rate Swap
(a)
1.27% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/24/20 1.27 USD 46,358 1,138,993
30-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/08/21 0.89 USD 83,102 7,338,384
20-Year Interest Rate Swap
(a)
0.78% Semi-Annual
6 month JPY
LIBOR Semi-Annual
JPMorgan Chase
Bank NA 04/16/21 0.78 JPY 1,644,400 6,261
30-Year Interest Rate Swap
(a)
3.80% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 06/07/21 3.80 USD 116,110 61,218
30-Year Interest Rate Swap
(a)
1.41% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 06/18/21 1.41 USD 66,390 2,594,962
10-Year Interest Rate Swap
(a)
1.46% Semi-Annual 3 month LIBOR Quarterly Citibank NA 08/16/21 1.46 USD 58,095 304,643
15-Year Interest Rate Swap
(a)
3.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/03/22 3.25 USD 118,060 194,681
30-Year Interest Rate Swap
(a)
2.85% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/09/22 2.85 USD 69,120 524,320
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 08/02/22 2.25 USD 56,530 235,614
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/08/22 2.25 USD 57,125 241,472
10-Year Interest Rate Swap
(a)
2.98% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/07/24 2.98 USD 104,172 563,711
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/24 2.95 USD 104,170 585,118
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/13/24 2.50 USD 110,550 1,168,998
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/20/24 2.50 USD 110,550 1,178,988
1-Year Interest Rate Swap
(a)
. 1.77% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 11/05/24 1.77 USD 320,825 291,447
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 34,430 1,316,289
10-Year Interest Rate Swap
(a)
0.89% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/30/25 0.89 USD 19,540 1,321,472
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/04/25 1.28 USD 14,340 701,238
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 14,340 614,595
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 378,476
10-Year Interest Rate Swap
(a)
3.18% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 1,074,275
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 01/10/29 3.04 USD 31,100 608,043
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 31,050 609,192
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/29/29 3.08 USD 31,350 597,542
10-Year Interest Rate Swap
(a)
2.99% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/27/38 2.99 USD 14,735 482,377
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 02/22/39 2.86 USD 13,826 486,730
35,473,059
$ 147,243,704
(a)
Forward settling swaption.

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Interest Rate Caps Purchased
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap ..... 0.87 % Goldman Sachs Bank USA 03/18/21 USD 1,556,780 $ 1,586,437 $ 1,346,615 $ 239,822
5Y-30Y CMS Index Cap ..... 0.30 Citibank NA 02/14/22 USD 1,066,525 5,332,774 1,876,804 3,455,970
$ 6,919,211 $ 3,223,419 $ 3,695,792
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Credit Suisse International 10/21/20 CAD 1.41 CAD 1.41 USD 1,043 $ (10,757)
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 10/30/20 MXN 22.75 USD 22.75 USD 654 (209,805)
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 11/13/20 BRL 5.50 USD 5.50 USD 1,678 (1,074,019)
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 11/24/20 BRL 5.60 USD 5.60 USD 376 (200,756)
(1,495,337)
Put
USD Currency ............... Down and In
Morgan Stanley & Co.
International plc 11/11/20 MXN 20.75 MXN 20.25 USD 75,295 (263,305)
USD Currency ............... One-Touch Citibank NA 11/18/20 JPY 100.00 JPY 100.00 USD 1,560 (140,561)
USD Currency ............... One-Touch HSBC Bank plc 11/19/20 JPY 100.00 JPY 100.00 USD 7,001 (654,662)
AUD Currency ............... Down and In Bank of America NA 11/20/20 JPY 67.00 AUD 65.00 AUD 97,882 (59,949)
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 11/20/20 MXN 21.40 MXN 21.25 USD 32,756 (69,989)
(1,188,466)
$ (2,683,803)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust, Series 1 ..................... 129 10/02/20 USD 295.00 USD 3,584 $ (258)
SPDR S&P 500 ETF Trust ....................... 2,061 10/05/20 USD 340.00 USD 69,021 (211,253)
SPDR S&P 500 ETF Trust ....................... 1,136 10/09/20 USD 333.00 USD 38,044 (621,960)
Adobe, Inc. ................................. 51 10/16/20 USD 470.00 USD 2,501 (139,230)
Applied Materials, Inc. ......................... 349 10/16/20 USD 72.50 USD 2,075 (1,396)
Invesco QQQ Trust, Series 1 ..................... 200 10/16/20 USD 290.00 USD 5,557 (32,800)
Invesco QQQ Trust, Series 1 ..................... 3,373 10/16/20 USD 285.00 USD 93,715 (1,030,452)
NVIDIA Corp. ............................... 201 10/16/20 USD 600.00 USD 10,879 (84,420)
PayPal Holdings, Inc. .......................... 1,001 10/16/20 USD 240.00 USD 19,723 (12,513)
QUALCOMM, Inc. ............................ 550 10/16/20 USD 130.00 USD 6,472 (25,025)
S&P 500 Index .............................. 203 10/16/20 USD 3,600.00 USD 68,269 (53,795)
Walmart, Inc. ............................... 1,500 10/16/20 USD 160.00 USD 20,987 (10,500)
Walt Disney Co. (The) ......................... 550 10/16/20 USD 155.00 USD 6,824 (3,025)
Western Digital Corp. .......................... 459 10/16/20 USD 57.50 USD 1,678 (918)
CBOE Volatility Index .......................... 2,276 10/21/20 USD 30.00 USD 6,002 (642,970)
Invesco QQQ Trust, Series 1 ..................... 400 10/23/20 USD 285.00 USD 11,114 (177,800)
U.S. Treasury 2 Year Note ....................... 400 10/23/20 USD 110.50 USD 80,000 (18,750)
U.S. Treasury 5 Year Note ....................... 400 10/23/20 USD 126.25 USD 40,000 (18,750)
Apple, Inc. ................................. 600 10/30/20 USD 125.00 USD 6,949 (141,300)
Microsoft Corp. .............................. 1,000 10/30/20 USD 230.00 USD 21,033 (172,500)
SPDR S&P 500 ETF Trust ....................... 3,531 10/30/20 USD 340.00 USD 118,250 (1,973,829)
Alphabet, Inc. ............................... 14 11/20/20 USD 1,640.00 USD 2,057 (32,270)
Amazon.com, Inc. ............................ 8 11/20/20 USD 3,300.00 USD 2,519 (136,900)
Amazon.com, Inc. ............................ 100 11/20/20 USD 3,700.00 USD 31,487 (653,000)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Apple, Inc. ................................. 1,000 11/20/20 USD 130.00 USD 11,581 $ (297,500)
Charter Communications, Inc. .................... 38 11/20/20 USD 680.00 USD 2,372 (31,160)
EURO STOXX 50 Index ........................ 6,619 11/20/20 EUR 3,900.00 EUR 211,385 (19,401)
Facebook, Inc. .............................. 83 11/20/20 USD 285.00 USD 2,174 (74,700)
Facebook, Inc. .............................. 1,000 11/20/20 USD 275.00 USD 26,190 (1,237,500)
Intel Corp. ................................. 311 11/20/20 USD 55.00 USD 1,610 (44,940)
Invesco QQQ Trust, Series 1 ..................... 140 11/20/20 USD 305.00 USD 3,890 (43,050)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,974 11/20/20 USD 140.00 USD 26,592 (25,662)
Microsoft Corp. .............................. 2,000 11/20/20 USD 240.00 USD 42,066 (460,000)
NVIDIA Corp. ............................... 100 11/20/20 USD 615.00 USD 5,412 (197,250)
NVIDIA Corp. ............................... 499 11/20/20 USD 650.00 USD 27,007 (638,720)
SPDR S&P 500 ETF Trust ....................... 3,788 11/20/20 USD 360.00 USD 126,856 (975,410)
STMicroelectronics NV ......................... 1,201 11/20/20 EUR 28.00 EUR 3,154 (167,565)
U.S. Treasury 30 Year Note ...................... 136 11/20/20 USD 182.00 USD 13,600 (91,375)
US Bancorp ................................ 586 11/20/20 USD 42.50 USD 2,101 (22,854)
Xilinx, Inc. ................................. 222 11/20/20 USD 110.00 USD 2,314 (93,795)
Altice Europe NV ............................. 6,720 12/18/20 EUR 6.50 EUR 2,750 (23,637)
Citigroup, Inc. ............................... 428 12/18/20 USD 57.50 USD 1,845 (13,054)
EURO STOXX 50 Index ........................ 1,034 12/18/20 EUR 3,750.00 EUR 33,022 (36,369)
Johnson & Johnson ........................... 131 12/18/20 USD 165.00 USD 1,950 (16,179)
McDonald's Corp. ............................ 500 12/18/20 USD 250.00 USD 10,975 (99,250)
S&P 500 Index .............................. 124 12/18/20 USD 3,800.00 USD 41,701 (200,260)
S&P 500 Index .............................. 129 12/18/20 USD 3,600.00 USD 43,383 (644,355)
Slack Technologies, Inc. ........................ 2,500 12/18/20 USD 35.00 USD 6,715 (225,000)
Societe Generale SA .......................... 2,999 12/18/20 EUR 13.00 EUR 3,394 (195,148)
Uber Technologies, Inc. ........................ 564 12/18/20 USD 40.00 USD 2,057 (130,566)
DR Horton, Inc. .............................. 3,000 01/15/21 USD 95.00 USD 22,689 (457,500)
Freeport-McMoRan, Inc. ........................ 555 01/15/21 USD 25.00 USD 868 (7,493)
VanEck Vectors Semiconductor ETF ................ 899 01/15/21 USD 205.00 USD 15,661 (225,649)
VanEck Vectors Semiconductor ETF ................ 1,001 01/15/21 USD 210.00 USD 17,437 (183,183)
90-day Eurodollar December 2021 Futures ........... 1,618 12/13/21 USD 100.00 USD 404,500 (141,575)
90-day Eurodollar December 2021 Futures ........... 3,236 12/13/21 USD 99.38 USD 809,000 (3,498,925)
(16,714,639)
Put
SPDR S&P 500 ETF Trust ....................... 5,000 10/05/20 USD 322.00 USD 167,445 (305,000)
SPDR S&P 500 ETF Trust ....................... 1,136 10/09/20 USD 312.00 USD 38,044 (64,752)
Apple, Inc. ................................. 900 10/16/20 USD 90.00 USD 10,423 (9,000)
Apple, Inc. ................................. 2,700 10/16/20 USD 105.00 USD 31,269 (207,900)
Apple, Inc. ................................. 2,999 10/16/20 USD 100.00 USD 34,731 (101,966)
Chewy, Inc. ................................. 1,000 10/16/20 USD 35.00 USD 5,483 (5,500)
Deutsche Telekom AG ......................... 5,000 10/16/20 EUR 14.00 EUR 7,145 (55,691)
EURO STOXX 50 Index ........................ 991 10/16/20 EUR 3,000.00 EUR 31,649 (158,018)
Exxon Mobil Corp. ............................ 5,000 10/16/20 USD 35.00 USD 17,165 (727,500)
HCA Healthcare, Inc. .......................... 550 10/16/20 USD 95.00 USD 6,857 (22,000)
Invesco QQQ Trust, Series 1 ..................... 655 10/16/20 USD 230.00 USD 18,199 (16,703)
Invesco QQQ Trust, Series 1 ..................... 5,248 10/16/20 USD 245.00 USD 145,810 (338,496)
Invesco QQQ Trust, Series 1 ..................... 7,499 10/16/20 USD 258.00 USD 208,352 (1,271,081)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,130 10/16/20 USD 78.00 USD 9,481 (15,255)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,955 10/16/20 USD 79.00 USD 16,402 (32,258)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 8,070 10/16/20 USD 81.00 USD 67,707 (246,135)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 100,000 10/16/20 USD 129.00 USD 1,347,100 (1,550,000)
iShares MSCI Mexico ETF ...................... 825 10/16/20 USD 28.00 USD 2,752 (3,300)
iShares Russell 2000 ETF ....................... 540 10/16/20 USD 120.00 USD 8,089 (4,320)
Microsoft Corp. .............................. 1,500 10/16/20 USD 195.00 USD 31,550 (153,000)
NVIDIA Corp. ............................... 201 10/16/20 USD 420.00 USD 10,879 (7,337)
PayPal Holdings, Inc. .......................... 749 10/16/20 USD 165.00 USD 14,758 (23,219)
S&P 500 Index .............................. 97 10/16/20 USD 3,275.00 USD 32,621 (381,210)
S&P 500 Index .............................. 122 10/16/20 USD 3,150.00 USD 41,029 (196,420)
S&P 500 Index .............................. 201 10/16/20 USD 3,100.00 USD 67,596 (224,115)
salesforce.com, Inc. ........................... 1,601 10/16/20 USD 210.00 USD 40,236 (84,853)
SPDR S&P 500 ETF Trust ....................... 555 10/16/20 USD 280.00 USD 18,586 (11,378)
SPDR S&P 500 ETF Trust ....................... 1,701 10/16/20 USD 310.00 USD 56,965 (214,326)
SPDR S&P 500 ETF Trust ....................... 2,500 10/16/20 USD 300.00 USD 83,723 (153,750)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Union Pacific Corp. ........................... 299 10/16/20 USD 190.00 USD 5,886 $ (63,388)
VanEck Vectors Semiconductor ETF ................ 530 10/16/20 USD 130.00 USD 9,233 (1,590)
Walmart, Inc. ............................... 1,500 10/16/20 USD 130.00 USD 20,987 (55,500)
Health Care Select Sector SPDR Fund .............. 2,801 10/23/20 USD 100.00 USD 29,545 (175,063)
U.S. Treasury 2 Year Note ....................... 400 10/23/20 USD 110.38 USD 80,000 (12,500)
U.S. Treasury 5 Year Note ....................... 400 10/23/20 USD 125.50 USD 40,000 (12,500)
Invesco QQQ Trust, Series 1 ..................... 200 10/30/20 USD 250.00 USD 5,557 (52,900)
Invesco QQQ Trust, Series 1 ..................... 400 10/30/20 USD 255.00 USD 11,114 (137,800)
NVIDIA Corp. ............................... 100 10/30/20 USD 490.00 USD 5,412 (107,500)
UnitedHealth Group, Inc. ........................ 700 10/30/20 USD 290.00 USD 21,824 (283,150)
Alphabet, Inc. ............................... 100 11/20/20 USD 1,200.00 USD 14,656 (112,500)
Amazon.com, Inc. ............................ 100 11/20/20 USD 2,700.00 USD 31,487 (662,500)
Amazon.com, Inc. ............................ 135 11/20/20 USD 2,460.00 USD 42,508 (370,913)
Apple, Inc. ................................. 1,000 11/20/20 USD 95.00 USD 11,581 (152,500)
BJ's Wholesale Club Holdings, Inc. ................. 2,499 11/20/20 USD 25.00 USD 10,383 (74,970)
Invesco QQQ Trust, Series 1 ..................... 4,000 11/20/20 USD 219.00 USD 111,136 (682,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 825 11/20/20 USD 77.00 USD 6,922 (41,663)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,974 11/20/20 USD 120.00 USD 26,592 (44,415)
Micron Technology, Inc. ........................ 2,999 11/20/20 USD 40.00 USD 14,083 (217,428)
Microsoft Corp. .............................. 1,000 11/20/20 USD 190.00 USD 21,033 (435,000)
NVIDIA Corp. ............................... 499 11/20/20 USD 400.00 USD 27,007 (220,808)
Southwest Airlines Co. ......................... 3,000 11/20/20 USD 35.00 USD 11,250 (637,500)
SPDR S&P 500 ETF Trust ....................... 96 11/20/20 USD 280.00 USD 3,215 (18,864)
SPDR S&P 500 ETF Trust ....................... 3,788 11/20/20 USD 310.00 USD 126,856 (2,333,408)
SPDR S&P 500 ETF Trust ....................... 5,159 11/20/20 USD 300.00 USD 172,770 (2,218,370)
T-Mobile US, Inc. ............................. 7,001 11/20/20 USD 95.00 USD 80,063 (626,590)
U.S. Treasury 10 Year Note ...................... 2,174 11/20/20 USD 139.00 USD 217,400 (1,154,938)
U.S. Treasury 10 Year Note ...................... 2,174 11/20/20 USD 138.50 USD 217,400 (883,188)
VanEck Vectors Semiconductor ETF ................ 1,000 11/20/20 USD 165.00 USD 17,420 (555,000)
Visa, Inc. .................................. 1,300 11/20/20 USD 180.00 USD 25,996 (419,250)
Walmart, Inc. ............................... 2,700 11/20/20 USD 130.00 USD 37,776 (723,600)
Charter Communications, Inc. .................... 251 12/18/20 USD 590.00 USD 15,671 (510,785)
Invesco QQQ Trust, Series 1 ..................... 400 12/18/20 USD 220.00 USD 11,114 (131,800)
McDonald's Corp. ............................ 500 12/18/20 USD 210.00 USD 10,975 (387,500)
Merck & Co., Inc. ............................. 2,901 12/18/20 USD 70.00 USD 24,064 (236,432)
Societe Generale SA .......................... 2,999 12/18/20 EUR 9.60 EUR 3,394 (177,567)
SPDR S&P 500 ETF Trust ....................... 654 12/18/20 USD 250.00 USD 21,902 (105,621)
UniCredit SpA ............................... 1,501 12/18/20 EUR 6.00 EUR 5,287 (290,375)
Visa, Inc. .................................. 1,300 12/18/20 USD 175.00 USD 25,996 (451,750)
SPDR S&P 500 ETF Trust ....................... 2,499 12/31/20 USD 250.00 USD 83,689 (489,804)
DR Horton, Inc. .............................. 3,000 01/15/21 USD 60.00 USD 22,689 (612,000)
VanEck Vectors Semiconductor ETF ................ 899 01/15/21 USD 145.00 USD 15,661 (357,353)
VanEck Vectors Semiconductor ETF ................ 1,001 01/15/21 USD 150.00 USD 17,437 (503,003)
Walt Disney Co. (The) ......................... 899 01/15/21 USD 110.00 USD 11,155 (332,630)
SPDR S&P 500 ETF Trust ....................... 400 03/19/21 USD 250.00 USD 13,396 (200,200)
SPDR S&P 500 ETF Trust ....................... 6,002 06/18/21 USD 275.00 USD 201,001 (7,202,400)
SPDR S&P 500 ETF Trust ....................... 400 12/17/21 USD 270.00 USD 13,396 (654,400)
SPDR S&P 500 ETF Trust ....................... 3,006 12/17/21 USD 200.00 USD 100,668 (1,581,156)
(34,296,555)
$ (51,011,194)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency .............. JPMorgan Chase Bank NA — 10/06/20 USD 0.61 AUD 13,435 $ (1,442,647)
EUR Currency .............. Citibank NA — 10/06/20 AUD 1.65 EUR 40,659 (48,732)
EUR Currency .............. JPMorgan Chase Bank NA — 10/06/20 AUD 1.70 EUR 90,353 (1,836)
EUR Currency .............. Morgan Stanley & Co. International plc — 10/06/20 AUD 1.65 EUR 27,106 (32,488)
USD Currency .............. JPMorgan Chase Bank NA — 10/06/20 JPY 108.45 USD 10,438 (13)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Bank of America NA — 10/07/20 BRL 5.45 USD 45,168 $ (1,498,724)
EUR Currency .............. JPMorgan Chase Bank NA — 10/09/20 USD 1.23 EUR 305,700 (4,290)
EUR Currency .............. Barclays Bank plc — 10/13/20 USD 1.20 EUR 1,043,235 (403,612)
EUR Currency .............. Goldman Sachs International — 10/13/20 AUD 1.71 EUR 125,488 (15,875)
EUR Currency .............. Goldman Sachs International — 10/13/20 USD 1.20 EUR 828,265 (320,443)
USD Currency .............. BNP Paribas SA — 10/13/20 ZAR 17.75 USD 65,506 (106,071)
USD Currency .............. Citibank NA — 10/13/20 ZAR 18.75 USD 105,412 (25,742)
USD Currency .............. Bank of America NA — 10/22/20 JPY 107.50 USD 56,471 (25,140)
USD Currency .............. Deutsche Bank AG — 10/22/20 BRL 5.65 USD 32,453 (638,745)
USD Currency .............. JPMorgan Chase Bank NA — 10/22/20 JPY 106.00 USD 37,647 (112,691)
USD Currency .............. JPMorgan Chase Bank NA — 10/23/20 IDR 15,500.00 USD 77,454 (176,001)
SoftBank Group Corp. ........ JPMorgan Chase Bank NA 2,268 10/30/20 JPY 8,000.00 JPY 14,672 (32,428)
SoftBank Group Corp. ........ JPMorgan Chase Bank NA 2,268 10/30/20 JPY 7,600.00 JPY 14,672 (78,072)
USD Currency .............. Bank of America NA — 10/30/20 ZAR 18.00 USD 39,308 (168,407)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 22.50 USD 102,537 (1,642,259)
USD Currency .............. Deutsche Bank AG — 11/03/20 CLP 810.00 USD 76,896 (511,479)
USD Currency .............. Citibank NA — 11/09/20 RUB 78.00 USD 39,126 (903,212)
USD Currency .............. BNP Paribas SA — 11/10/20 ZAR 18.75 USD 37,647 (126,968)
USD Currency .............. JPMorgan Chase Bank NA — 11/16/20 CNH 7.60 USD 14,800 (3,092)
USD Currency .............. JPMorgan Chase Bank NA — 11/16/20 MXN 23.00 USD 15,059 (237,997)
USD Currency .............. Morgan Stanley & Co. International plc — 11/16/20 MXN 22.00 USD 15,059 (491,790)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... UBS AG 2,000,100 11/20/20 USD 140.00 USD 269,433 (260,013)
USD Currency .............. Citibank NA — 11/24/20 BRL 6.00 USD 18,824 (282,909)
USD Currency .............. BNP Paribas SA — 11/27/20 RUB 76.00 USD 15,059 (660,123)
USD Currency .............. Deutsche Bank AG — 11/27/20 RUB 82.00 USD 15,059 (213,366)
EUR Currency .............. UBS AG — 12/16/20 USD 1.20 EUR 150,589 (1,040,271)
USD Currency .............. Royal Bank of Canada — 01/20/21 CAD 1.40 USD 75,294 (229,737)
(11,735,173)
Put
USD Currency .............. Citibank NA — 10/02/20 RUB 70.50 USD 70,467 (7)
AUD Currency .............. JPMorgan Chase Bank NA — 10/06/20 USD 0.61 AUD 13,435 (1)
EUR Currency .............. JPMorgan Chase Bank NA — 10/06/20 AUD 1.58 EUR 30,118 (144)
USD Currency .............. Goldman Sachs International — 10/06/20 CNH 6.78 USD 56,471 (107,884)
USD Currency .............. JPMorgan Chase Bank NA — 10/06/20 JPY 108.45 USD 10,438 (292,556)
USD Currency .............. Bank of America NA — 10/08/20 BRL 5.05 USD 74,758 (462)
USD Currency .............. Bank of America NA — 10/09/20 MXN 22.80 USD 47,914 (1,610,089)
USD Currency .............. JPMorgan Chase Bank NA — 10/09/20 ZAR 16.00 USD 75,294 (47,325)
AUD Currency .............. Morgan Stanley & Co. International plc — 10/13/20 JPY 69.50 AUD 135,989 (5,849)
USD Currency .............. Bank of America NA — 10/13/20 BRL 5.00 USD 74,501 (1,979)
USD Currency .............. Citibank NA — 10/13/20 ZAR 16.00 USD 18,824 (21,426)
USD Currency .............. Deutsche Bank AG — 10/13/20 MXN 20.50 USD 112,942 (30,017)
USD Currency .............. Bank of America NA — 10/22/20 JPY 105.00 USD 7,529 (26,351)
USD Currency .............. BNP Paribas SA — 10/22/20 JPY 100.00 USD 67,625 (5,079)
USD Currency .............. JPMorgan Chase Bank NA — 10/22/20 JPY 105.00 USD 11,294 (39,528)
USD Currency .............. UBS AG — 10/26/20 ZAR 16.30 USD 131,765 (947,820)
USD Currency .............. Bank of America NA — 10/30/20 ZAR 16.25 USD 58,960 (434,696)
USD Currency .............. BNP Paribas SA — 10/30/20 RUB 76.80 USD 58,960 (747,269)
USD Currency .............. Goldman Sachs International — 10/30/20 JPY 102.50 USD 39,318 (32,096)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 20.10 USD 60,030 (33,736)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 20.20 USD 52,512 (36,208)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 21.20 USD 49,044 (237,636)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 21.00 USD 80,000 (269,142)
USD Currency .............. Deutsche Bank AG — 11/03/20 CLP 740.00 USD 32,040 (37,552)
USD Currency .............. Citibank NA — 11/06/20 TRY 7.25 USD 20,593 (49,433)
USD Currency .............. Morgan Stanley & Co. International plc — 11/13/20 BRL 4.85 USD 100,688 (62,384)
USD Currency .............. Morgan Stanley & Co. International plc — 11/16/20 MXN 20.00 USD 112,942 (158,253)
USD Currency .............. Citibank NA — 11/24/20 BRL 5.00 USD 75,294 (214,424)
USD Currency .............. Morgan Stanley & Co. International plc — 11/24/20 BRL 5.00 USD 26,386 (75,143)
SoftBank Group Corp. ........ Goldman Sachs International 1,080 11/27/20 JPY 5,500.00 JPY 6,987 (101,400)
USD Currency .............. BNP Paribas SA — 11/27/20 RUB 71.50 USD 112,942 (390,079)
USD Currency .............. Deutsche Bank AG — 12/22/20 CNH 6.75 USD 93,040 (671,950)
AUD Currency .............. Goldman Sachs International — 02/12/21 USD 0.66 AUD 112,942 (473,809)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
$ (7,161,727)
$ (18,896,900)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
MAIN.34.V1 Quarterly 1.00 % Quarterly Citibank NA 12/16/20 NR EUR 65.00 EUR 45,600 $ (194,974)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.34.V1 Quarterly 1.00 Quarterly Deutsche Bank AG 12/16/20 NR USD 95.00 USD 500,229 (2,378,549)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Bank of America
NA 01/20/21 NR USD 96.00 USD 20,000 —
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Bank of America
NA 11/18/20 NR USD 97.00 USD 15,000 (99,000)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Bank of America
NA 10/21/20 NR USD 99.00 USD 13,850 (36,498)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly BNP Paribas SA 10/21/20 NR USD 99.00 USD 15,000 (39,529)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.33.V1 Quarterly 5.00 Quarterly
JPMorgan Chase
Bank NA 10/21/20 NR EUR 400.00 EUR 90,000 (948,787)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 425.00 EUR 22,600 (247,528)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.33.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 500.00 EUR 67,400 (540,571)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.33.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 525.00 EUR 67,400 (445,773)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.33.V1 Quarterly 5.00 Quarterly
Credit Suisse
International 10/21/20 NR EUR 550.00 EUR 44,900 (58,302)
$ (4,989,511)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 0.17% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 10/27/20 0.17 % USD 657,761 $ (14,633)
1-Year Interest Rate Swap
(a)
. 1.58% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 11/05/20 1.58 USD 320,825 (4,396,656)
10-Year Interest Rate Swap
(a)
0.51% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/19/20 0.51 USD 119,789 (170,583)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.05% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 11/30/20 3.05 % USD 320,220 $ (18,164,454)
2-Year Interest Rate Swap
(a)
. 1.54% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/11/20 1.54 USD 169,284 (4,485,783)
2-Year Interest Rate Swap
(a)
. 1.53% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/14/20 1.53 USD 169,283 (4,468,833)
10-Year Interest Rate Swap
(a)
0.47% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/15/20 0.47 USD 80,396 (201,495)
30-Year Interest Rate Swap
(a)
0.60% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/18/20 0.60 USD 179,093 (967,637)
30-Year Interest Rate Swap
(a)
0.71% Semi-Annual 3 month LIBOR Quarterly Citibank NA 01/11/21 0.71 USD 99,648 (1,261,563)
10-Year Interest Rate Swap
(a)
2.79% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/08/21 2.79 USD 156,257 (31,212,330)
1-Year Interest Rate Swap
(a)
. 0.41% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/17/21 0.41 USD 320,825 (707,893)
30-Year Interest Rate Swap
(a)
0.87% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/24/21 0.87 USD 66,226 (2,040,210)
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/06/21 0.69 USD 14,640 (201,891)
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/06/21 0.69 USD 14,640 (204,704)
10-Year Interest Rate Swap
(a)
0.71% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/06/21 0.71 USD 29,290 (435,302)
10-Year Interest Rate Swap
(a)
0.73% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/06/21 0.73 USD 17,580 (275,389)
10-Year Interest Rate Swap
(a)
0.85% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/07/21 0.85 USD 11,713 (258,172)
10-Year Interest Rate Swap
(a)
0.87% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/09/21 0.87 USD 29,350 (682,222)
10-Year Interest Rate Swap
(a)
0.88% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/14/21 0.88 USD 14,670 (349,844)
10-Year Interest Rate Swap
(a)
0.77% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/15/21 0.77 USD 13,855 (243,826)
10-Year Interest Rate Swap
(a)
0.79% Semi-Annual 3 month LIBOR Quarterly Citibank NA 04/15/21 0.79 USD 16,280 (307,383)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/16/21 0.72 USD 13,855 (212,928)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 45,160 (752,163)
10-Year Interest Rate Swap
(a)
0.69% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/13/21 0.69 USD 29,800 (439,411)
10-Year Interest Rate Swap
(a)
0.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 0.75 USD 61,160 (1,102,314)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/04/21 0.50 USD 148,031 (2,482,281)
30-Year Interest Rate Swap
(a)
0.50% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/11/21 0.50 USD 48,271 (831,465)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 06/25/21 0.74 USD 31,235 (573,728)
10-Year Interest Rate Swap
(a)
0.72% Semi-Annual 3 month LIBOR Quarterly BNP Paribas SA 06/29/21 0.72 USD 31,235 (539,165)
10-Year Interest Rate Swap
(a)
0.67% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 07/14/21 0.67 USD 31,510 (489,066)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly Citibank NA 09/15/21 0.55 USD 80,396 (1,024,483)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 79,951 (1,025,875)
10-Year Interest Rate Swap
(a)
0.45% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 09/30/21 0.45 USD 30,840 (296,064)
5-Year Interest Rate Swap
(a)
. (0.12)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/04/22 (0.12) EUR 63,300 (1,209,847)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/07/22 (0.02) EUR 72,740 (1,715,015)
5-Year Interest Rate Swap
(a)
. (0.02)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/08/22 (0.02) EUR 258,000 (6,068,679)
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.15) EUR 68,082 (1,200,243)
5-Year Interest Rate Swap
(a)
. (0.13)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 04/19/22 (0.13) EUR 170,080 (3,154,332)
10-Year Interest Rate Swap
(a)
0.74% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/02/22 0.74 USD 30,200 (711,354)
5-Year Interest Rate Swap
(a)
. 0.61% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/15/22 0.61 USD 87,120 (1,133,888)
5-Year Interest Rate Swap
(a)
. (0.14)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 09/12/22 (0.14) EUR 36,494 (685,567)
5-Year Interest Rate Swap
(a)
. (0.04)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 09/13/22 (0.04) EUR 36,495 (846,752)
1-Year Interest Rate Swap
(a)
. 0.61% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/06/23 0.61 USD 112,390 (403,334)
1-Year Interest Rate Swap
(a)
. 0.69% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/11/23 0.69 USD 166,240 (694,742)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/12/29 3.05 USD 83,640 (14,244,961)
(112,888,460)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.05% Semi-Annual
Goldman Sachs
International 10/02/20 1.05 % USD 315,060 $ —
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.00% Semi-Annual Deutsche Bank AG 10/05/20 1.00 USD 144,530 —
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.55% Semi-Annual Bank of America NA 10/05/20 3.55 USD 2,495,529 —
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.75% Semi-Annual Bank of America NA 10/13/20 3.75 USD 2,002,359 —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.07% Semi-Annual Citibank NA 10/19/20 1.07 USD 53,093 (1,136,104)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.19% Semi-Annual
Morgan Stanley & Co.
International plc 10/21/20 1.19 USD 218,360 (1,778,621)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.37% Semi-Annual
Goldman Sachs
International 10/27/20 0.37 USD 657,761 (751,459)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.63% Semi-Annual Bank of America NA 11/02/20 1.63 USD 36,370 (45)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.64% Semi-Annual UBS AG 11/02/20 1.64 USD 36,365 (42)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.58% Semi-Annual
JPMorgan Chase
Bank NA 11/05/20 1.58 USD 320,825 —
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual Citibank NA 11/25/20 0.49 USD 749,731 (465,544)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.00% Semi-Annual Barclays Bank plc 11/27/20 2.00 USD 344,885 —
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Deutsche Bank AG 11/30/20 3.05 USD 320,220 —
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.54% Semi-Annual
Goldman Sachs
International 12/11/20 1.54 USD 169,284 (2)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.53% Semi-Annual Citibank NA 12/14/20 1.53 USD 169,283 (2)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.07% Semi-Annual Citibank NA 12/15/20 1.07 USD 241,188 (466,428)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.20% Semi-Annual
Goldman Sachs
International 12/18/20 1.20 USD 179,093 (5,187,727)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.25% Semi-Annual Citibank NA 12/29/20 3.25 USD 443,850 —
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.39% Semi-Annual Citibank NA 02/08/21 0.39 USD 457,060 (1,954,243)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.24% Semi-Annual Citibank NA 02/08/21 1.24 USD 124,653 (4,668,969)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.30% Annual
JPMorgan Chase
Bank NA 03/08/21 0.30 EUR 381,850 (3,952)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.79% Semi-Annual Barclays Bank plc 03/08/21 2.79 USD 156,257 (13,962)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.41% Semi-Annual
Morgan Stanley & Co.
International plc 03/17/21 0.41 USD 320,825 (16,207)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.10% Annual Barclays Bank plc 03/29/21 0.10 EUR 264,035 (7,648)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual Deutsche Bank AG 04/06/21 0.69 USD 14,640 (311,746)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual Barclays Bank plc 04/06/21 0.69 USD 14,640 (308,091)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.71% Semi-Annual Barclays Bank plc 04/06/21 0.71 USD 29,290 (584,622)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.73% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/21 0.73 USD 17,580 (334,801)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.85% Semi-Annual
Morgan Stanley & Co.
International plc 04/07/21 0.85 USD 11,713 (160,140)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.12% Annual Barclays Bank plc 04/08/21 0.12 EUR 411,155 (12,506)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.87% Semi-Annual
Morgan Stanley & Co.
International plc 04/09/21 0.87 USD 29,350 (383,461)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.10% Annual Citibank NA 04/12/21 0.10 EUR 412,820 (14,488)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.16% Annual
Goldman Sachs
International 04/12/21 0.16 EUR 412,820 (11,246)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.88% Semi-Annual Barclays Bank plc 04/14/21 0.88 USD 14,670 (191,419)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.77% Semi-Annual Bank of America NA 04/15/21 0.77 USD 13,855 (248,354)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.79% Semi-Annual Citibank NA 04/15/21 0.79 USD 16,280 (272,723)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual Bank of America NA 04/16/21 0.72 USD 13,855 (282,330)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.15% Annual
Morgan Stanley & Co.
International plc 04/19/21 0.15 EUR 410,860 (12,854)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual
Morgan Stanley & Co.
International plc 04/19/21 0.74 USD 45,160 (868,248)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 2.15% Annual
JPMorgan Chase
Bank NA 04/19/21 2.15 EUR 131,500 (4,477)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 2.00% Annual Barclays Bank plc 05/04/21 2.00 EUR 79,200 (4,361)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.69% Semi-Annual
Goldman Sachs
International 05/13/21 0.69 % USD 29,800 $ (710,259)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.11% Annual Barclays Bank plc 05/17/21 0.11 EUR 134,318 (6,804)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.35% Semi-Annual Citibank NA 05/17/21 2.35 USD 650,900 (134)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.15% Semi-Annual Barclays Bank plc 05/27/21 2.15 USD 884,530 (324)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.08% Annual
Morgan Stanley & Co.
International plc 05/31/21 0.08 EUR 176,910 (11,469)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.00% Semi-Annual Bank of America NA 06/01/21 1.00 USD 130,530 (1,497,569)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 2.40% Semi-Annual
Morgan Stanley & Co.
International plc 06/01/21 2.40 USD 1,092,200 (289)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 06/02/21 0.75 USD 61,160 (1,324,991)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.87% Semi-Annual Barclays Bank plc 06/07/21 3.87 USD 245,920 (12,518)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.05% Annual Barclays Bank plc 06/10/21 0.05 EUR 136,825 (10,846)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.05% Semi-Annual Bank of America NA 06/11/21 1.05 USD 30,530 (321,925)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 06/14/21 0.00 EUR 60,320 (6,060)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Bank of America NA 06/14/21 0.00 EUR 123,820 (12,440)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual
Goldman Sachs
International 06/18/21 0.00 EUR 124,520 (12,866)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Citibank NA 06/21/21 0.00 EUR 145,350 (15,317)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual
Nomura International
plc 06/25/21 0.00 EUR 135,350 (14,646)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 06/25/21 0.74 USD 31,235 (724,840)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.72% Semi-Annual BNP Paribas SA 06/29/21 0.72 USD 31,235 (775,170)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 07/01/21 0.00 EUR 72,225 (8,126)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.05)% Annual Barclays Bank plc 07/02/21 (0.05) EUR 70,595 (9,921)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.67% Semi-Annual Bank of America NA 07/14/21 0.67 USD 31,510 (896,750)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.10% Semi-Annual Citibank NA 07/14/21 1.10 USD 19,340 (204,866)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.10% Semi-Annual Citibank NA 07/16/21 1.10 USD 19,920 (213,060)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.00% Annual Barclays Bank plc 07/19/21 0.00 EUR 73,835 (9,452)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Barclays Bank plc 08/04/21 0.95 USD 27,450 (441,854)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.95% Semi-Annual Deutsche Bank AG 08/05/21 0.95 USD 29,900 (483,951)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 08/09/21 (0.15) EUR 258,020 (72,757)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.25)% Annual Barclays Bank plc 09/03/21 (0.25) EUR 299,280 (156,645)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.60% Semi-Annual Deutsche Bank AG 09/03/21 0.60 USD 95,920 (459,029)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual Citibank NA 09/15/21 1.40 USD 160,792 (1,079,711)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 159,903 (1,092,507)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.45% Semi-Annual Bank of America NA 09/30/21 1.45 USD 61,680 (444,183)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.10% Semi-Annual Barclays Bank plc 01/06/22 2.10 USD 109,170 (299,881)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.15% Semi-Annual Bank of America NA 01/10/22 1.15 USD 17,740 (285,843)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/10/22 2.15 USD 108,190 (276,596)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
JPMorgan Chase
Bank NA 02/03/22 2.00 USD 171,440 (626,797)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
JPMorgan Chase
Bank NA 02/11/22 2.00 USD 368,058 (1,385,829)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Bank of America NA 02/22/22 1.85 USD 80,460 (407,582)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 37,130 (298,288)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/03/22 1.60 USD 37,130 (301,351)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Barclays Bank plc 03/04/22 1.60 USD 35,974 (292,648)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 03/04/22 1.60 USD 57,810 (470,284)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.12)% Annual Barclays Bank plc 04/04/22 (0.12) EUR 63,300 (345,297)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/07/22 (0.02) % EUR 72,740 $ (309,513)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.02)% Annual Barclays Bank plc 04/08/22 (0.02) EUR 258,000 (1,103,162)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.15)% Annual Barclays Bank plc 04/19/22 (0.15) EUR 68,082 (425,349)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.13)% Annual Barclays Bank plc 04/19/22 (0.13) EUR 170,080 (1,003,616)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 0.74% Semi-Annual Deutsche Bank AG 05/02/22 0.74 USD 30,200 (1,163,036)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.25% Semi-Annual
Goldman Sachs
International 05/03/22 3.25 USD 295,110 (20,759)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
Nomura International
plc 05/09/22 2.75 USD 150,715 (234,972)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.61% Semi-Annual
Morgan Stanley & Co.
International plc 06/15/22 0.61 USD 87,120 (951,875)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 2.75 USD 56,530 (111,913)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual
JPMorgan Chase
Bank NA 08/02/22 3.25 USD 56,530 (55,866)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual Barclays Bank plc 08/08/22 2.75 USD 57,125 (114,740)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.25% Semi-Annual Barclays Bank plc 08/08/22 3.25 USD 57,125 (57,256)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.14)% Annual Barclays Bank plc 09/12/22 (0.14) EUR 36,494 (307,362)
5-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual (0.04)% Annual Barclays Bank plc 09/13/22 (0.04) EUR 36,495 (242,358)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.61% Semi-Annual Bank of America NA 04/06/23 0.61 USD 112,390 (134,677)
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.69% Semi-Annual Deutsche Bank AG 04/11/23 0.69 USD 166,240 (170,208)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.00 USD 110,550 (673,840)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.50 USD 110,550 (395,072)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.00 USD 110,550 (680,345)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.50 USD 110,550 (399,230)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 2.25 USD 116,580 (1,751,936)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 03/12/29 3.05 USD 83,640 (1,658,929)
(48,444,511)
$ (161,332,971)
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 1.17 % Goldman Sachs Bank USA 03/18/2021 USD 1,556,780 $ (525,756) $ (336,264) $ (189,492)
5Y-30Y CMS Index Cap .... 0.55 Citibank NA 02/14/2022 USD 1,066,525 (3,354,989) (1,002,534) (2,352,455)
$ (3,880,745) $ (1,338,798) $ (2,541,947)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 70,907 $ (3,740,346) $ (3,936,741) $ 196,395
CDX.NA.IG.33.V1 ................... 1.00 Quarterly 12/20/24 USD 1,500,000 (12,172,167) (28,032,077) 15,859,910
CDX.NA.HY.35.V1 ................... 5.00 Quarterly 12/20/25 USD 3,036 (128,614) (128,659) 45
CDX.NA.IG.35.V1 ................... 1.00 Quarterly 12/20/25 USD 565,589 (11,944,546) (13,579,989) 1,635,443
ITRAXX.EUR.MAIN.34.V1 .............. 1.00 Quarterly 12/20/25 EUR 101,190 (2,574,585) (2,690,609) 116,024
ITRAXX.FINSR.34.V1 ................. 1.00 Quarterly 12/20/25 EUR 25,675 (351,622) (351,181) (441)
ITRAXX.FINSUB.34.V1 ............... 1.00 Quarterly 12/20/25 EUR 90,950 2,853,558 2,872,657 (19,099)
$ (28,058,322) $ (45,846,599) $ 17,788,277
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.33.V1 . 5.00 % Quarterly 06/20/25 BB EUR 44,219 $ 3,358,369 $ 2,712,509 $ 645,860
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 Quarterly 12/20/25 B EUR 76,548 6,546,682 6,071,978 474,704
$ 9,905,051 $ 8,784,487 $ 1,120,564
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.53% Semi-Annual N/A 11/22/20 USD 330,410 $ 2,324,154 $ — $ 2,324,154
3 month LIBOR Quarterly 2.78% Semi-Annual N/A 02/16/21 USD 862,615 10,755,278 — 10,755,278
1.56% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/21 USD 625,530 (4,149,184) — (4,149,184)
1.56% Semi-Annual 3 month LIBOR Quarterly N/A 03/30/21 USD 625,520 (4,146,852) — (4,146,852)
3 month LIBOR Quarterly 1.61% Semi-Annual N/A 06/15/21 USD 141,484 2,035,744 — 2,035,744
1.77% Semi-Annual 3 month LIBOR Quarterly N/A 06/15/21 USD 627,063 (9,996,376) — (9,996,376)
3 month LIBOR Quarterly 2.10% Semi-Annual N/A 07/05/21 USD 623,690 11,560,335 803,222 10,757,113
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 1,035,780 10,805,437 — 10,805,437
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 80,273 835,914 — 835,914
3 month LIBOR Quarterly 1.36% Semi-Annual N/A 09/28/21 USD 174,740 1,995,752 — 1,995,752
3 month LIBOR Quarterly 2.24% Semi-Annual N/A 11/01/21 USD 824,780 25,449,558 — 25,449,558
(0.45)% Annual
6 month
EURIBOR Semi-Annual N/A 12/16/21 EUR 145,975 535,652 — 535,652
6 month CHF
LIBOR Semi-Annual
(0.62)%
Annual 01/07/21
(a)
01/07/22 CHF 155,891 182,562 — 182,562
6 month CHF
LIBOR Semi-Annual
(0.62)%
At Termination 01/08/21
(a)
01/08/22 CHF 467,224 549,506 — 549,506
6 month CHF
LIBOR Semi-Annual
(0.60)%
At Termination 01/15/21
(a)
01/15/22 CHF 199,178 283,308 — 283,308
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 01/16/22 EUR 304,910 221,099 3,018 218,081
6 month
EURIBOR Semi-Annual
(0.35)%
Annual N/A 02/10/22 EUR 385,160 9,711 — 9,711
6 month
EURIBOR Semi-Annual
(0.48)%
Annual N/A 03/05/22 EUR 77,540 (220,367) — (220,367)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual
(0.48)%
Annual N/A 03/06/22 EUR 67,690 $ (189,088) $ — $ (189,088)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 03/06/22 USD 40,010 278,249 — 278,249
6 month
EURIBOR Semi-Annual
(0.49)%
Annual N/A 03/09/22 EUR 59,660 (186,042) — (186,042)
(0.35)% Annual
6 month
EURIBOR Semi-Annual N/A 03/20/22 EUR 35,490 (5,762) — (5,762)
(0.34)% Annual
6 month
EURIBOR Semi-Annual N/A 03/20/22 EUR 35,490 (21,690) — (21,690)
(0.30)% Annual
6 month
EURIBOR Semi-Annual N/A 03/23/22 EUR 225,080 (344,011) — (344,011)
3 month LIBOR Quarterly 1.21% Semi-Annual N/A 03/27/22 USD 694,205 10,405,268 — 10,405,268
1.90% Semi-Annual 3 month LIBOR Quarterly N/A 04/29/22 USD 845,752 (28,891,214) — (28,891,214)
3 month LIBOR Quarterly 1.50% Semi-Annual N/A 06/03/22 USD 103,931 2,727,608 — 2,727,608
(0.38)% Annual
6 month
EURIBOR Semi-Annual N/A 06/19/22 EUR 170,860 (179,109) — (179,109)
6 month
EURIBOR Semi-Annual
(0.25)%
Annual N/A 06/24/22 EUR 33,749 144,744 — 144,744
6 month
EURIBOR Semi-Annual
(0.29)%
Annual N/A 06/25/22 EUR 12,660 42,972 — 42,972
6 month
EURIBOR Semi-Annual
(0.28)%
Annual N/A 06/26/22 EUR 12,660 46,672 — 46,672
6 month
EURIBOR Semi-Annual
(0.28)%
Annual N/A 06/30/22 EUR 12,660 48,620 — 48,620
3 month LIBOR Quarterly 1.71% Semi-Annual 07/13/21
(a)
07/13/22 USD 1,106,290 16,728,702 — 16,728,702
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 07/16/22 EUR 48,430 175,798 — 175,798
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 07/20/22 EUR 67,730 242,634 — 242,634
6 month
EURIBOR Semi-Annual
(0.30)%
Annual N/A 07/20/22 EUR 111,070 405,770 — 405,770
(0.40)% Annual
6 month
EURIBOR Semi-Annual N/A 07/21/22 EUR 69,010 (93,448) — (93,448)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 1,002,767 (13,262,850) — (13,262,850)
0.21% Semi-Annual 3 month LIBOR Quarterly 01/06/21
(a)
09/15/22 USD 371,630 (54,016) 425 (54,441)
(0.26)% Annual
6 month
EURIBOR Semi-Annual N/A 09/22/22 EUR 71,570 (382,817) — (382,817)
6 month
EURIBOR Semi-Annual
(0.32)%
Annual N/A 09/29/22 EUR 196,370 775,629 — 775,629
28 day MXIBTIIE Monthly 4.51% Monthly 10/01/20
(a)
09/29/22 MXN 4,521,212 — — —
6 month
EURIBOR Semi-Annual
(0.33)%
Annual 10/02/20
(a)
10/02/22 EUR 85,380 318,327 — 318,327
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 10/02/20
(a)
10/02/22 EUR 103,240 351,881 — 351,881
6 month
EURIBOR Semi-Annual
(0.35)%
Annual 11/02/20
(a)
11/02/22 EUR 70,980 233,988 — 233,988
6 month
EURIBOR Semi-Annual
(0.33)%
Annual 02/12/21
(a)
02/12/23 EUR 26,680 94,899 — 94,899
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 02/12/21
(a)
02/12/23 EUR 23,550 81,807 — 81,807
(0.41)% Annual
6 month
EURIBOR Semi-Annual 02/16/21
(a)
02/16/23 EUR 67,930 (125,192) — (125,192)
(0.40)% Annual
6 month
EURIBOR Semi-Annual 02/16/21
(a)
02/16/23 EUR 67,860 (131,504) — (131,504)
3 month LIBOR Quarterly 1.10% Semi-Annual 03/01/21
(a)
03/01/23 USD 179,220 3,156,047 — 3,156,047
6 month
EURIBOR Semi-Annual
(0.41)%
Annual 03/02/21
(a)
03/02/23 EUR 115,970 189,252 — 189,252
6 month
EURIBOR Semi-Annual
(0.47)%
Annual 03/04/21
(a)
03/04/23 EUR 38,850 7,974 — 7,974
(0.18)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 192,775 (1,402,961) — (1,402,961)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
(0.18)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 192,090 $ (1,375,172) $ — $ (1,375,172)
(0.17)% Annual
6 month
EURIBOR Semi-Annual 03/24/21
(a)
03/24/23 EUR 192,775 (1,431,430) — (1,431,430)
6 month
EURIBOR Semi-Annual
(0.31)%
Annual 04/29/21
(a)
04/29/23 EUR 23,230 95,776 — 95,776
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 05/03/21
(a)
05/03/23 EUR 70,800 232,385 — 232,385
6 month
EURIBOR Semi-Annual
(0.38)%
Annual 05/04/21
(a)
05/04/23 EUR 59,910 140,365 — 140,365
6 month
EURIBOR Semi-Annual
(0.37)%
Annual 05/06/21
(a)
05/06/23 EUR 45,480 121,800 — 121,800
6 month CHF
LIBOR Semi-Annual
(0.66)%
Annual 05/09/22
(a)
05/09/23 CHF 41,575 4,843 — 4,843
6 month CHF
LIBOR Semi-Annual
(0.69)%
Annual 05/16/22
(a)
05/16/23 CHF 56,126 (11,772) — (11,772)
6 month CHF
LIBOR Semi-Annual
(0.68)%
Annual 05/18/22
(a)
05/18/23 CHF 57,248 (9,216) — (9,216)
6 month CHF
LIBOR Semi-Annual
(0.68)%
Annual 05/23/22
(a)
05/23/23 CHF 101,638 (17,632) — (17,632)
1 day SONIA At Termination 0.02% At Termination 05/26/22
(a)
05/26/23 GBP 43,968 67,434 — 67,434
6 month CHF
LIBOR Semi-Annual
(0.62)%
Annual 06/07/22
(a)
06/07/23 CHF 166,714 68,749 — 68,749
6 month CHF
LIBOR Semi-Annual
(0.62)%
Annual 06/07/22
(a)
06/07/23 CHF 164,226 79,185 — 79,185
6 month CHF
LIBOR Semi-Annual
(0.58)%
Annual 06/09/22
(a)
06/09/23 CHF 166,714 149,264 — 149,264
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 06/24/21
(a)
06/24/23 EUR 34,760 52,075 593 51,482
6 month
EURIBOR Semi-Annual
(0.40)%
Annual 06/25/21
(a)
06/25/23 EUR 34,550 68,150 (666) 68,816
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 07/02/21
(a)
07/02/23 EUR 28,960 40,482 594 39,888
6 month
EURIBOR Semi-Annual
(0.40)%
Annual 07/08/21
(a)
07/08/23 EUR 34,450 63,353 836 62,517
3 month LIBOR Quarterly 0.25% Semi-Annual 07/08/22
(a)
07/08/23 USD 64,150 (24,667) — (24,667)
1.77% Semi-Annual 3 month LIBOR Quarterly 07/12/22
(a)
07/12/23 USD 1,124,120 (16,633,508) — (16,633,508)
6 month
EURIBOR Semi-Annual
(0.41)%
Annual 07/20/21
(a)
07/20/23 EUR 97,420 155,573 — 155,573
(0.30)% Annual
6 month
EURIBOR Semi-Annual 07/26/21
(a)
07/25/23 EUR 397,060 (1,663,913) — (1,663,913)
(0.29)% Annual
6 month
EURIBOR Semi-Annual 07/26/21
(a)
07/26/23 EUR 365,290 (1,619,232) — (1,619,232)
6 month
EURIBOR Semi-Annual
(0.41)%
Annual 07/27/21
(a)
07/27/23 EUR 34,110 52,946 — 52,946
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 08/05/21
(a)
08/05/23 EUR 63,990 71,849 — 71,849
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 08/09/21
(a)
08/09/23 EUR 21,580 23,101 (2,134) 25,235
6 month
EURIBOR Semi-Annual
(0.42)%
Annual 08/10/21
(a)
08/10/23 EUR 95,320 117,784 — 117,784
6 month
EURIBOR Semi-Annual
(0.45)%
Annual 08/11/21
(a)
08/11/23 EUR 46,150 23,931 — 23,931
3 month BA Semi-Annual 0.78% Semi-Annual 08/12/22
(a)
08/12/23 CAD 84,040 42,744 — 42,744
1 day
REPO_CORRA Semi-Annual
0.49%
Semi-Annual 08/16/22
(a)
08/16/23 CAD 84,040 52,179 — 52,179
6 month
EURIBOR Semi-Annual
(0.58)%
Annual 08/17/21
(a)
08/17/23 EUR 46,440 (112,221) — (112,221)
6 month
EURIBOR Semi-Annual
(0.44)%
Annual 08/24/21
(a)
08/24/23 EUR 47,350 39,500 — 39,500

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
REPO_CORRA At Termination
0.49%
At Termination 08/25/22
(a)
08/25/23 CAD 84,200 $ 48,645 $ — $ 48,645
3 month BA Semi-Annual 0.76% Semi-Annual 08/29/22
(a)
08/29/23 CAD 513,955 137,401 — 137,401
0.30% Semi-Annual 3 month LIBOR Quarterly 09/01/22
(a)
09/01/23 USD 389,360 63,390 — 63,390
6 month
EURIBOR Semi-Annual
(0.47)%
Annual 09/13/21
(a)
09/13/23 EUR 80,420 9,889 — 9,889
6 month
EURIBOR Semi-Annual
(0.43)%
Annual 09/14/21
(a)
09/14/23 EUR 37,820 36,571 — 36,571
6 month
EURIBOR Semi-Annual
(0.50)%
Annual 09/14/21
(a)
09/14/23 EUR 65,190 (41,761) — (41,761)
1 day
REPO_CORRA At Termination
0.45%
At Termination 09/15/22
(a)
09/15/23 CAD 210,000 38,891 — 38,891
1 day SONIA At Termination (0.15)% At Termination 09/19/22
(a)
09/19/23 GBP 210,000 (164,507) 89,928 (254,435)
1 day SONIA At Termination (0.17)% At Termination 09/21/22
(a)
09/21/23 GBP 125,000 (145,301) — (145,301)
1 day SONIA At Termination (0.12)% At Termination 09/22/22
(a)
09/22/23 GBP 190,595 (88,894) — (88,894)
1 day SONIA At Termination (0.13)% At Termination 09/22/22
(a)
09/22/23 GBP 190,595 (118,461) — (118,461)
1 day SONIA At Termination (0.09)% At Termination 09/26/22
(a)
09/26/23 GBP 125,000 — — —
1 day SONIA At Termination (0.10)% At Termination 09/28/22
(a)
09/28/23 GBP 126,545 (29,527) — (29,527)
1 day SONIA At Termination (0.11)% At Termination 09/29/22
(a)
09/29/23 GBP 322,649 (113,505) — (113,505)
1 day SONIA At Termination (0.12)% At Termination 09/29/22
(a)
09/29/23 GBP 322,649 (134,361) — (134,361)
1 day SONIA At Termination (0.12)% At Termination 09/29/22
(a)
09/29/23 GBP 317,833 (144,682) — (144,682)
6 month
EURIBOR Semi-Annual
(0.44)%
Annual 10/06/21
(a)
10/06/23 EUR 37,900 32,339 — 32,339
(0.17)% Annual
6 month
EURIBOR Semi-Annual 12/13/21
(a)
12/13/23 EUR 140,210 (995,642) — (995,642)
(0.06)% Annual
6 month
EURIBOR Semi-Annual 01/03/22
(a)
01/03/24 EUR 74,950 (725,518) — (725,518)
(0.05)% Annual
6 month
EURIBOR Semi-Annual 01/03/22
(a)
01/03/24 EUR 74,950 (737,144) — (737,144)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 300,000 (1,175,553) — (1,175,553)
0.54% Annual
6 month
EURIBOR Semi-Annual N/A 06/28/24 EUR 409,559 (19,009,571) — (19,009,571)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 1,121,108 3,347,315 — 3,347,315
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 964,643 2,950,220 — 2,950,220
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 722,035 2,108,765 — 2,108,765
(0.17)% Annual
6 month
EURIBOR Semi-Annual N/A 11/11/24 EUR 31,710 (377,953) — (377,953)
3 month LIBOR Quarterly 3.09% Semi-Annual N/A 11/29/24 USD 111,360 14,054,593 — 14,054,593
3 month LIBOR Quarterly 2.52% Semi-Annual N/A 02/28/25 USD 285,390 28,294,086 — 28,294,086
0.30% Semi-Annual 3 month LIBOR Quarterly 01/06/21
(a)
02/28/25 USD 56,150 43,428 7,718 35,710
0.30% Semi-Annual 3 month LIBOR Quarterly 01/06/21
(a)
02/28/25 USD 105,090 66,400 — 66,400
(0.18)% Annual
6 month
EURIBOR Semi-Annual N/A 03/18/25 EUR 7,195 (95,217) — (95,217)
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 04/14/25 USD 53,730 (856,841) — (856,841)
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 30,000 34,644 — 34,644
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 48,560 103,009 — 103,009
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 10,088 36,896 — 36,896
3 month BA Semi-Annual 0.82% Semi-Annual N/A 06/03/25 CAD 10,087 35,006 — 35,006
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 226,679 (24,922) — (24,922)
3 month LIBOR Quarterly 0.76% Semi-Annual N/A 09/08/25 USD 17,436 355,249 — 355,249
0.82% Semi-Annual 3 month LIBOR Quarterly N/A 09/08/25 USD 33,820 (790,304) — (790,304)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/18/25 CAD 21,870 (11,164) — (11,164)
3 month BA Semi-Annual 0.75% Semi-Annual N/A 09/18/25 CAD 21,870 (5,854) — (5,854)
6 month
EURIBOR Semi-Annual
(0.43)%
Annual N/A 09/21/25 EUR 10,460 (1,702) (4,149) 2,447
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/21/25 CAD 21,613 (11,575) — (11,575)
3 month BA Semi-Annual 0.74% Semi-Annual N/A 09/21/25 CAD 21,612 (9,151) — (9,151)
3 month LIBOR Quarterly 0.33% Semi-Annual N/A 09/23/25 USD 15,025 (15,911) — (15,911)
0.35% Semi-Annual 3 month LIBOR Quarterly 10/01/20
(a)
10/01/25 USD 67,040 32,559 — 32,559
6 month SOR Semi-Annual 0.53% Semi-Annual 12/16/20
(a)
12/16/25 SGD 4,535 5,602 — 5,602

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month SOR Semi-Annual 0.57% Semi-Annual 12/16/20
(a)
12/16/25 SGD 4,535 $ 12,219 $ — $ 12,219
6 month
EURIBOR Semi-Annual
(0.34)%
Annual 07/20/21
(a)
07/20/26 EUR 27,260 79,660 — 79,660
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 (1,501,520) — (1,501,520)
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 7,712,536 — 7,712,536
0.65% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 7,990 (39,033) — (39,033)
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 176,556 — 176,556
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 244,004 — 244,004
3 month LIBOR Quarterly 0.50% Semi-Annual 12/31/20
(a)
08/15/27 USD 142,250 (87,313) — (87,313)
6 month
EURIBOR Semi-Annual
(0.25)%
Annual 08/16/22
(a)
08/16/27 EUR 53,480 211,314 — 211,314
(0.26)% Annual
6 month
EURIBOR Semi-Annual 08/16/22
(a)
08/16/27 EUR 13,380 (46,408) — (46,408)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 139,300 (76,497) — (76,497)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/19/27 USD 8,580 (4,033) — (4,033)
6 month
EURIBOR Semi-Annual
(0.28)%
Annual 09/19/22
(a)
09/19/27 EUR 10,220 15,937 (3,080) 19,017
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 49,940 (233,377) — (233,377)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 (4,166,134) — (4,166,134)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 (2,736,569) — (2,736,569)
0.19% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/04/29 JPY 3,027,670 (489,963) — (489,963)
3.04% Semi-Annual 3 month LIBOR Quarterly N/A 02/16/29 USD 190,900 (39,058,056) — (39,058,056)
3 month LIBOR Quarterly 1.80% Semi-Annual N/A 01/07/30 USD 37,250 3,961,715 — 3,961,715
3 month LIBOR Quarterly 1.73% Semi-Annual N/A 01/08/30 USD 37,000 3,685,652 — 3,685,652
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 62,890 (3,252,258) 11,118 (3,263,376)
3 month LIBOR Quarterly 1.75% Semi-Annual N/A 01/23/30 USD 30,100 3,055,558 — 3,055,558
3 month LIBOR Quarterly 1.69% Semi-Annual N/A 01/28/30 USD 37,430 3,598,036 — 3,598,036
3 month LIBOR Quarterly 1.58% Semi-Annual N/A 01/29/30 USD 37,420 3,196,763 — 3,196,763
3 month LIBOR Quarterly 1.61% Semi-Annual N/A 01/30/30 USD 36,980 3,243,281 — 3,243,281
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/30 USD 37,380 (3,356,470) — (3,356,470)
6 month
EURIBOR Semi-Annual
0.00%
Annual N/A 02/11/30 EUR 24,540 716,929 — 716,929
3 month LIBOR Quarterly 1.51% Semi-Annual N/A 02/12/30 USD 38,230 2,996,708 — 2,996,708
1.31% Semi-Annual 3 month LIBOR Quarterly N/A 02/27/30 USD 20,000 (1,188,533) — (1,188,533)
3 month LIBOR Quarterly 1.32% Semi-Annual N/A 02/28/30 USD 20,290 1,211,181 — 1,211,181
6 month
EURIBOR Semi-Annual
(0.21)%
Annual N/A 03/09/30 EUR 2,788 10,776 — 10,776
0.66% Semi-Annual 3 month LIBOR Quarterly N/A 03/11/30 USD 9,150 16,907 — 16,907
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 03/25/30 USD 29,860 11,091 — 11,091
3 month LIBOR Quarterly 0.82% Semi-Annual N/A 04/14/30 USD 28,050 429,151 — 429,151
3 month LIBOR Quarterly 1.57% Semi-Annual N/A 04/29/30 USD 41,260 3,671,122 — 3,671,122
0.65% Semi-Annual 3 month LIBOR Quarterly N/A 06/02/30 USD 24,780 74,418 — 74,418
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 74,009 (41,575) — (41,575)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 200,553 7,343,539 — 7,343,539
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 77,943 (534,769) — (534,769)
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 8,090 13,227 — 13,227
1.32% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 59,190 (3,524,855) — (3,524,855)
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 8,080 10,823 — 10,823
0.72% Semi-Annual 3 month LIBOR Quarterly N/A 08/28/30 USD 8,080 (6,692) — (6,692)
0.75% Semi-Annual 3 month LIBOR Quarterly N/A 09/01/30 USD 8,105 (28,969) — (28,969)
0.73% Semi-Annual 3 month LIBOR Quarterly N/A 09/01/30 USD 8,105 (16,985) — (16,985)
0.75% Semi-Annual 3 month LIBOR Quarterly N/A 09/01/30 USD 8,110 (30,985) — (30,985)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/02/30 USD 8,150 (36,344) — (36,344)
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 09/08/30 USD 25,060 755,032 — 755,032
0.73% Semi-Annual 3 month LIBOR Quarterly N/A 09/08/30 USD 8,110 (12,588) — (12,588)
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 09/10/30 USD 8,180 8,254 — 8,254
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 32,904 (133,829) — (133,829)
0.72% Semi-Annual 3 month LIBOR Quarterly N/A 09/14/30 USD 16,680 1,262 — 1,262

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/16/30 USD 6,072 $ (20,178) $ (7,331) $ (12,847)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/16/30 USD 7,860 30,378 — 30,378
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/16/30 USD 37,030 132,173 — 132,173
3 month LIBOR Quarterly 0.67% Semi-Annual N/A 09/23/30 USD 31,877 (147,597) — (147,597)
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/23/30 USD 8,230 (26,758) — (26,758)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 09/23/30 USD 31,877 109,921 — 109,921
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (288,999) — (288,999)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 45,234 — 45,234
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (105,795) — (105,795)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 (173,978) — (173,978)
3 month LIBOR Quarterly 0.70% Semi-Annual 10/01/20
(a)
10/01/30 USD 8,200 (15,294) — (15,294)
0.67% Semi-Annual 3 month LIBOR Quarterly 10/09/20
(a)
10/09/30 USD 36,990 186,250 — 186,250
0.65% Semi-Annual 3 month LIBOR Quarterly 11/04/20
(a)
11/04/30 USD 37,120 289,399 — 289,399
6 month SOR Semi-Annual 0.88% Semi-Annual 12/16/20
(a)
12/16/30 SGD 2,345 8,612 — 8,612
6 month SOR Semi-Annual 0.91% Semi-Annual 12/16/20
(a)
12/16/30 SGD 2,345 14,385 — 14,385
3 month LIBOR Quarterly 0.75% Semi-Annual 04/07/21
(a)
04/07/31 USD 2,540 — — —
3 month LIBOR Quarterly 2.45% Semi-Annual 05/18/21
(a)
05/18/31 USD 24,530 3,979,991 — 3,979,991
0.76% Semi-Annual 3 month LIBOR Quarterly 06/03/21
(a)
06/03/31 USD 44,641 165,144 — 165,144
3 month LIBOR Quarterly 2.10% Semi-Annual 06/22/21
(a)
06/22/31 USD 11,990 1,524,750 — 1,524,750
0.86% Semi-Annual 3 month LIBOR Quarterly 10/04/21
(a)
10/04/31 USD 2,680 — — —
1.11% Semi-Annual 3 month LIBOR Quarterly 03/08/22
(a)
03/08/32 USD 16,330 (347,787) — (347,787)
0.76% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/32 USD 96,700 1,420,284 — 1,420,284
0.77% Semi-Annual 3 month LIBOR Quarterly 05/04/22
(a)
05/04/32 USD 99,160 1,409,567 — 1,409,567
3 month LIBOR Quarterly 0.79% Semi-Annual 05/09/22
(a)
05/09/32 USD 350 (4,182) — (4,182)
0.36% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 02/04/34 JPY 686,850 (224,329) — (224,329)
0.34% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 02/08/34 JPY 2,063,230 (621,946) — (621,946)
0.34% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 03/14/34 JPY 832,160 (248,505) — (248,505)
1.65% Semi-Annual 3 month LIBOR Quarterly 08/22/24
(a)
08/22/34 USD 35,950 (1,655,505) — (1,655,505)
1.91% Semi-Annual 3 month LIBOR Quarterly 10/21/24
(a)
10/21/34 USD 28,030 (1,949,521) — (1,949,521)
1.98% Semi-Annual 3 month LIBOR Quarterly 10/23/24
(a)
10/23/34 USD 6,750 (516,957) — (516,957)
2.00% Semi-Annual 3 month LIBOR Quarterly 11/07/24
(a)
11/07/34 USD 39,630 (3,082,111) — (3,082,111)
2.11% Semi-Annual 3 month LIBOR Quarterly 11/12/24
(a)
11/12/34 USD 40,100 (3,544,744) — (3,544,744)
6 month JPY
LIBOR Semi-Annual
0.14%
Semi-Annual N/A 02/12/35 JPY 4,386,860 64,966 — 64,966
6 month JPY
LIBOR Semi-Annual
0.13%
Semi-Annual N/A 09/16/35 JPY 2,207,000 (27,411) — (27,411)
6 month JPY
LIBOR Semi-Annual
0.13%
Semi-Annual N/A 09/16/35 JPY 2,207,000 (26,625) — (26,625)
0.62% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 12/14/38 JPY 745,100 (541,788) — (541,788)
0.41% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 04/03/39 JPY 957,530 (353,079) — (353,079)
0.33% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 06/10/39 JPY 765,570 (165,350) — (165,350)
0.30% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 06/17/39 JPY 762,350 (117,504) — (117,504)
0.17% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 08/08/39 JPY 843,230 70,236 — 70,236
2.10% Semi-Annual 3 month LIBOR Quarterly 10/23/29
(a)
10/23/39 USD 21,410 (1,307,342) — (1,307,342)
2.14% Semi-Annual 3 month LIBOR Quarterly 11/15/29
(a)
11/15/39 USD 43,980 (2,833,956) — (2,833,956)
6 month JPY
LIBOR Semi-Annual
0.22%
Semi-Annual N/A 02/12/40 JPY 1,517,250 (17,923) — (17,923)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 17,100 249,653 — 249,653
0.72% Semi-Annual
6 month JPY
LIBOR Semi-Annual 03/21/24
(a)
03/21/44 JPY 511,110 (359,620) — (359,620)
0.20% Semi-Annual
6 month JPY
LIBOR Semi-Annual 08/28/24
(a)
08/28/44 JPY 467,030 132,612 — 132,612

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.37% Semi-Annual
6 month JPY
LIBOR Semi-Annual 01/30/25
(a)
01/30/45 JPY 846,850 $ (9,683) $ — $ (9,683)
3 month LIBOR Quarterly 1.08% Semi-Annual 12/31/20
(a)
02/15/47 USD 20,310 (209,279) — (209,279)
3 month LIBOR Quarterly 1.09% Semi-Annual 12/31/20
(a)
02/15/47 USD 20,720 (149,826) — (149,826)
2.38% Semi-Annual 3 month LIBOR Quarterly 07/05/39
(a)
07/05/49 USD 17,160 (1,455,224) — (1,455,224)
1.71% Semi-Annual 3 month LIBOR Quarterly 08/16/39
(a)
08/16/49 USD 15,760 (496,575) — (496,575)
1.67% Semi-Annual 3 month LIBOR Quarterly 08/17/39
(a)
08/17/49 USD 12,140 (341,406) — (341,406)
0.43% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/09/50 JPY 794,000 (208,164) — (208,164)
0.40% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/10/50 JPY 794,000 (149,427) — (149,427)
0.38% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/10/50 JPY 794,000 (102,786) — (102,786)
0.43% Semi-Annual
6 month JPY
LIBOR Semi-Annual N/A 01/10/50 JPY 794,000 (210,169) — (210,169)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 02/10/50 USD 14,710 2,740,684 — 2,740,684
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/50 USD 109,180 5,696,607 — 5,696,607
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 55,356 3,422,814 — 3,422,814
1.04% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/50 USD 14,807 322,499 — 322,499
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 35,395 2,295,408 — 2,295,408
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 11,880 (312,620) — (312,620)
3 month LIBOR Quarterly 0.99% Semi-Annual N/A 08/21/50 USD 1,630 (55,732) — (55,732)
3 month LIBOR Quarterly 1.00% Semi-Annual N/A 08/21/50 USD 1,630 (51,170) — (51,170)
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 09/08/50 USD 5,756 195,665 — 195,665
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 09/16/50 USD 205 3,552 917 2,635
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 79,471 (1,037,528) — (1,037,528)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 17,949 (210,434) — (210,434)
3 month LIBOR Quarterly 0.97% Semi-Annual 10/28/20
(a)
10/28/50 USD 42,951 (1,793,165) — (1,793,165)
1.10% Semi-Annual 3 month LIBOR Quarterly 11/25/20
(a)
11/25/50 USD 8,880 — — —
1.15% Semi-Annual 3 month LIBOR Quarterly 06/08/21
(a)
06/08/51 USD 37,008 (52,930) — (52,930)
1.18% Semi-Annual 3 month LIBOR Quarterly 06/15/21
(a)
06/15/51 USD 12,068 (101,277) — (101,277)
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 112,135 — 112,135
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 220,204 — 220,204
3 month LIBOR Quarterly 3.08% Semi-Annual 02/20/23
(a)
02/20/53 USD 12,220 5,955,594 — 5,955,594
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 9,200 796,946 — 796,946
3 month LIBOR Quarterly 1.93% Semi-Annual 12/01/26
(a)
12/01/56 USD 2,880 472,381 — 472,381
$ 37,348,711 $ 901,009 $ 36,447,702
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 12/15/24 GBP 14,865 $ (331,542) $ — $ (331,542)
3.45% At Termination
UK Retail Price Index All
Items Monthly At Termination 12/15/24 GBP 65,735 (1,660,578) — (1,660,578)
3.51% At Termination
UK Retail Price Index All
Items Monthly At Termination 12/15/24 GBP 65,730 (1,940,488) — (1,940,488)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 01/15/25 GBP 32,865 (586,144) — (586,144)
3.30% At Termination
UK Retail Price Index All
Items Monthly At Termination 02/15/25 GBP 67,710 (663,286) — (663,286)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.32% At Termination 1 month HICPXT At Termination 03/15/29 EUR 15,290 $ (1,151,496) $ — $ (1,151,496)
UK Retail Price Index All
Items Monthly At Termination 3.71% At Termination 08/15/29 GBP 6,750 477,239 — 477,239
UK Retail Price Index All
Items Monthly At Termination 3.73% At Termination 08/15/29 GBP 6,750 495,204 — 495,204
UK Retail Price Index All
Items Monthly At Termination 3.75% At Termination 08/15/29 GBP 6,650 511,503 — 511,503
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 12/15/29 GBP 14,865 358,249 — 358,249
UK Retail Price Index All
Items Monthly At Termination 3.53% At Termination 12/15/29 GBP 65,735 1,813,201 — 1,813,201
UK Retail Price Index All
Items Monthly At Termination 3.58% At Termination 12/15/29 GBP 65,730 2,387,203 — 2,387,203
UK Retail Price Index All
Items Monthly At Termination 3.48% At Termination 01/15/30 GBP 32,865 645,233 — 645,233
1.05% At Termination 1 month HICPXT At Termination 02/15/30 EUR 24,375 (841,405) — (841,405)
UK Retail Price Index All
Items Monthly At Termination 3.41% At Termination 02/15/30 GBP 67,710 176,724 — 176,724
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 03/15/30 GBP 10,330 (205,977) — (205,977)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 05/15/30 GBP 8,610 (128,697) — (128,697)
$ (645,057) $ — $ (645,057)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Australia & New Zealand
Banking Group Ltd. ...... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/20 USD 10,000 $ (23,994) $ (217) $ (23,777)
Australia & New Zealand
Banking Group Ltd. ...... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 USD 7,952 (19,080) (1,814) (17,266)
Australia & New Zealand
Banking Group Ltd. ...... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 USD 12,048 (28,907) (2,498) (26,409)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 12/20/20 USD 4,350 (20,538) 182,358 (202,896)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 12/20/20 USD 4,355 (15,847) 228,588 (244,435)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 12/20/20 USD 4,355 (20,561) 294,311 (314,872)
Avis Budget Car Rental LLC .. 5.00 Quarterly Goldman Sachs International 12/20/20 USD 4,345 (20,514) 159,688 (180,202)
Commonwealth Bank of Australia 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 USD 10,000 (24,136) (1,253) (22,883)
Commonwealth Bank of Australia 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 USD 11,500 (27,757) (1,908) (25,849)
ITOCHU Corp. ........... 1.00 Quarterly Goldman Sachs International 12/20/20 JPY 320,235 (7,169) 559 (7,728)
ITOCHU Corp. ........... 1.00 Quarterly Goldman Sachs International 12/20/20 JPY 293,255 (6,565) 135 (6,700)
ITOCHU Corp. ........... 1.00 Quarterly Goldman Sachs International 12/20/20 JPY 293,255 (6,565) 396 (6,961)
ITOCHU Corp. ........... 1.00 Quarterly Goldman Sachs International 12/20/20 JPY 293,255 (6,565) 374 (6,939)
Mitsubishi Corp. ........... 1.00 Quarterly Barclays Bank plc 12/20/20 JPY 475,732 (10,750) 623 (11,373)
Mitsubishi Corp. ........... 1.00 Quarterly Goldman Sachs International 12/20/20 JPY 293,255 (6,627) 778 (7,405)
Mitsui & Co. Ltd. .......... 1.00 Quarterly Goldman Sachs International 12/20/20 JPY 586,510 (13,240) 615 (13,855)
Mitsui & Co. Ltd. .......... 1.00 Quarterly Goldman Sachs International 12/20/20 JPY 293,255 (6,620) 103 (6,723)
National Australia Bank Ltd. ... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 USD 10,000 (23,976) (632) (23,344)
Standard Chartered Bank .... 1.00 Quarterly BNP Paribas SA 12/20/20 EUR 4,650 (12,440) 1,311 (13,751)
Standard Chartered Bank .... 1.00 Quarterly BNP Paribas SA 12/20/20 EUR 8,220 (21,991) 1,852 (23,843)
Standard Chartered Bank .... 1.00 Quarterly Goldman Sachs International 12/20/20 EUR 6,050 (16,195) 1,184 (17,379)
Standard Chartered Bank .... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/20 EUR 2,410 (6,447) 692 (7,139)
Sumitomo Corp. .......... 1.00 Quarterly Barclays Bank plc 12/20/20 JPY 249,377 (5,626) (223) (5,403)
Sumitomo Corp. .......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 JPY 253,165 (5,711) (183) (5,528)
Westpac Banking Corp. ..... 1.00 Quarterly Citibank NA 12/20/20 USD 10,000 (24,086) (1,461) (22,625)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice Luxembourg SA ...... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 2,070 $ (78,894) $ (51,229) $ (27,665)
Casino Guichard Perrachon SA 5.00 Quarterly Barclays Bank plc 06/20/21 EUR 2,000 51,090 21,355 29,735
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 06/20/21 EUR 900 22,991 18,410 4,581
Delta Air Lines, Inc. ........ 5.00 Quarterly BNP Paribas SA 06/20/21 USD 1,000 2,404 71,870 (69,466)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 06/20/21 USD 2,250 (45,683) 41,612 (87,295)
Garfunkelux Holdco 2 SA .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 2,240 192,421 159,948 32,473
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Bank of America NA 06/20/21 JPY 769,231 (51,718) (13,395) (38,323)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Bank of America NA 06/20/21 JPY 1,230,769 (82,749) (20,233) (62,516)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly Barclays Bank plc 06/20/21 JPY 461,538 (31,031) (8,102) (22,929)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 769,231 (51,718) (14,144) (37,574)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 384,615 (25,859) (8,573) (17,286)
ITRAXX.JPN.25.V1 ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/21 JPY 384,615 (25,859) (7,072) (18,787)
SoftBank Group Corp. ...... 1.00 Quarterly Citibank NA 06/20/21 JPY 449,467 21,726 33,004 (11,278)
Carnival Corp. ............ 1.00 Quarterly Goldman Sachs International 12/20/21 USD 2,700 188,889 175,107 13,782
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 12/20/21 EUR 3,090 244,082 101,903 142,179
Casino Guichard Perrachon SA 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 4,070 321,493 (12,832) 334,325
Deutsche Telekom International
Finance BV ........... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 2,120 (879) 112,228 (113,107)
Garfunkelux Holdco 2 SA .... 5.00 Quarterly Barclays Bank plc 12/20/21 EUR 912 110,390 110,290 100
Iceland Bondco plc ......... 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,250 (43,913) 18,014 (61,927)
Iceland Bondco plc ......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/21 EUR 1,230 (24,006) 3,946 (27,952)
Iceland Bondco plc ......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/21 EUR 200 (3,903) 1,283 (5,186)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,260 89,858 23,817 66,041
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,360 95,672 95,672 –
Vue International Bidco plc ... 5.00 Quarterly Credit Suisse International 12/20/21 EUR 4,210 608,912 (70,136) 679,048
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 2,200 111,026 (45,646) 156,672
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 1,870 (124,155) (33,278) (90,877)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 06/20/22 USD 2,250 (99) 108,976 (109,075)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 4,500 (325,624) (283,484) (42,140)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,350 (46,774) 69,645 (116,419)
Garfunkelux Holdco 2 SA .... 5.00 Quarterly Credit Suisse International 06/20/22 EUR 2,920 421,480 (4,946) 426,426
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,500 26,223 47,622 (21,399)
Marks & Spencer plc ....... 1.00 Quarterly Deutsche Bank AG 06/20/22 EUR 1,000 17,482 26,710 (9,228)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,125 74,964 112,101 (37,137)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,670 111,280 184,393 (73,113)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,550 103,284 233,441 (130,157)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 2,230 136,030 (8,435) 144,465
Stonegate Pub Co. Financing plc 5.00 Quarterly Citibank NA 06/20/22 EUR 3,610 220,210 (98,757) 318,967
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 2,250 137,250 18,192 119,058
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 12/20/22 EUR 5,390 716,890 190,652 526,238
Garfunkelux Holdco 2 SA .... 5.00 Quarterly Credit Suisse International 12/20/22 EUR 6,710 1,112,737 (75,125) 1,187,862
Iceland Bondco plc ......... 5.00 Quarterly Credit Suisse International 12/20/22 EUR 2,130 37,326 169,518 (132,192)
Iceland Bondco plc ......... 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,670 29,265 59,776 (30,511)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 110,670 63,556 47,114
Vue International Bidco plc ... 5.00 Quarterly Credit Suisse International 12/20/22 EUR 850 160,125 28,062 132,063
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,230 (253,042) (170,467) (82,575)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 06/20/23 USD 1,320 20,938 (28,040) 48,978
Avis Budget Car Rental LLC .. 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,700 42,828 69,750 (26,922)
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/23 EUR 4,510 440,350 335,751 104,599
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 965 (164,889) (132,016) (32,873)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,017 (173,750) (132,409) (41,341)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 661 (112,937) (90,673) (22,264)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (711,646) (309,214) (402,432)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (106,725) (18,062) (88,663)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 178,527 93,503 85,024
Allstate Corp. (The) ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/24 USD 10,000 (325,518) (279,060) (46,458)
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (209,818) (112,658) (97,160)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (231,587) (109,733) (121,854)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (231,587) (118,414) (113,173)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Jaguar Land Rover Automotive
plc ................. 5.00 % Quarterly BNP Paribas SA 06/20/24 EUR 1,122 $ 108,238 $ 35,274 $ 72,964
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 1,240 119,622 76,358 43,264
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 3,430 330,889 202,351 128,538
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 1,130 109,010 46,420 62,590
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 748 72,159 23,516 48,643
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 EUR 1,870 180,397 63,048 117,349
Lowe's Cos., Inc. .......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/24 USD 10,000 (304,407) (209,644) (94,763)
Northrop Grumman Systems
Corp. ................ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/24 USD 10,000 (324,047) (271,335) (52,712)
Pfizer, Inc. .............. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/24 USD 10,000 (319,956) (252,995) (66,961)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,900 381,165 42,414 338,751
Sudzucker International Finance
BV ................. 1.00 Quarterly Barclays Bank plc 06/20/24 EUR 2,800 (50,883) 42,888 (93,771)
Sudzucker International Finance
BV ................. 1.00 Quarterly Citibank NA 06/20/24 EUR 2,820 (51,247) 42,954 (94,201)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (93,602) (21,763) (71,839)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (88,476) (24,884) (63,592)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (115,913) (73,897) (42,016)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (115,913) (73,897) (42,016)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (117,388) (74,903) (42,485)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (42,150) (10,258) (31,892)
Walt Disney Co. (The) ...... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 6,080 (192,291) (175,209) (17,082)
Walt Disney Co. (The) ...... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 6,199 (196,040) (174,647) (21,393)
Accor SA ............... 1.00 Quarterly Barclays Bank plc 12/20/24 EUR 6,277 307,606 (56,876) 364,482
Accor SA ............... 1.00 Quarterly Goldman Sachs International 12/20/24 EUR 2,093 102,568 (14,195) 116,763
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 141,320 209,718 (68,398)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 71,615 106,276 (34,661)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 366,659 (80,179) 446,838
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 914,722 (118,404) 1,033,126
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (259,982) (168,232) (91,750)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,920 56,062 (4,607) 60,669
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 65,698 (12,506) 78,204
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5,260 (14,460) 136,189 (150,649)
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,905 (7,986) 75,214 (83,200)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 2,150 56,195 58,623 (2,428)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/24 EUR 4,185 22,328 9,595 12,733
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 4,480 (752,622) (744,914) (7,708)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 840 99,325 (15,920) 115,245
Netflix, Inc. .............. 5.00 Quarterly Barclays Bank plc 12/20/24 USD 1,076 (174,873) (183,407) 8,534
Netflix, Inc. .............. 5.00 Quarterly Citibank NA 12/20/24 USD 993 (161,422) (166,819) 5,397
Netflix, Inc. .............. 5.00 Quarterly Citibank NA 12/20/24 USD 1,242 (201,777) (202,869) 1,092
Netflix, Inc. .............. 5.00 Quarterly Goldman Sachs International 12/20/24 USD 662 (107,614) (112,866) 5,252
Next Group plc ........... 1.00 Quarterly Barclays Bank plc 12/20/24 EUR 6,250 79,430 55,726 23,704
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 1,873,871 3,851,606 (1,977,735)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (865,092) (737,344) (127,748)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 40,820 283,739 695,482 (411,743)
Standard Chartered plc ...... 1.00 Quarterly Citibank NA 12/20/24 EUR 8,420 45,331 47,489 (2,158)
Standard Chartered plc ...... 1.00 Quarterly Goldman Sachs International 12/20/24 EUR 6,230 33,540 (28,743) 62,283
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 1,500 336,963 19,804 317,159
Sudzucker International Finance
BV ................. 1.00 Quarterly Bank of America NA 12/20/24 EUR 2,100 (36,593) (19,028) (17,565)
Sudzucker International Finance
BV ................. 1.00 Quarterly BNP Paribas SA 12/20/24 EUR 2,100 (36,593) (19,249) (17,344)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Sunrise Communications AG .. 5.00 % Quarterly Barclays Bank plc 12/20/24 EUR 4,130 $ (926,490) $ (770,574) $ (155,916)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,440 (1,220,364) (1,090,791) (129,573)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 EUR 2,800 192,832 117,415 75,417
UniCredit SpA ............ 5.00 Quarterly Citibank NA 12/20/24 EUR 4,200 (525,361) (571,871) 46,510
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,615 178,518 288,998 (110,480)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (153,156) (89,417) (63,739)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (229,734) (134,105) (95,629)
Altice France SA .......... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 4,477 (363,093) (513,202) 150,109
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 255,425 513,017 (257,592)
Avnet, Inc. .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,250 (43,185) (109,651) 66,466
Barclays plc ............. 1.00 Quarterly Credit Suisse International 06/20/25 EUR 7,760 (120,144) (44,647) (75,497)
Barclays plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 4,481 (69,377) (17,682) (51,695)
Barclays plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 7,759 (120,129) (38,600) (81,529)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 6,800 (240,723) (137,843) (102,880)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 4,860 (172,046) (89,500) (82,546)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,250 (79,651) (42,435) (37,216)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,000 (177,003) (68,614) (108,389)
CenturyLink, Inc. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 2,220 208,667 274,247 (65,580)
Continental AG ........... 1.00 Quarterly Bank of America NA 06/20/25 EUR 2,780 (25,540) 107,208 (132,748)
Continental AG ........... 1.00 Quarterly Barclays Bank plc 06/20/25 EUR 4,500 (41,342) 170,217 (211,559)
Crown European Holdings SA . 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 900 (175,164) (155,759) (19,405)
Deutsche Telekom International
Finance BV ........... 1.00 Quarterly Citibank NA 06/20/25 EUR 2,235 198,694 344,562 (145,868)
Deutsche Telekom International
Finance BV ........... 1.00 Quarterly Citibank NA 06/20/25 EUR 2,235 198,694 342,243 (143,549)
Enel SpA ............... 1.00 Quarterly Deutsche Bank AG 06/20/25 EUR 4,747 (105,477) (26,173) (79,304)
Garfunkelux Holdco 2 SA .... 5.00 Quarterly Citibank NA 06/20/25 EUR 1,400 228,177 152,558 75,619
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,370 113,330 250,840 (137,510)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,055 39,080 277,976 (238,896)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,310 16,758 119,029 (102,271)
HeidelbergCement AG ...... 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 4,460 (1,035,203) (863,055) (172,148)
HSBC Holdings plc ........ 1.00 Quarterly BNP Paribas SA 06/20/25 EUR 4,460 59,994 101,988 (41,994)
HSBC Holdings plc ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 8,060 108,420 220,535 (112,115)
ITV plc ................. 5.00 Quarterly Credit Suisse International 06/20/25 EUR 1,345 (238,422) (123,262) (115,160)
Lloyds Banking Group plc .... 1.00 Quarterly BNP Paribas SA 06/20/25 EUR 20,000 (417,269) (300,317) (116,952)
Macy's Retail Holdings LLC ... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,500 523,195 355,540 167,655
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 348,797 229,185 119,612
Marks & Spencer plc ....... 1.00 Quarterly Citibank NA 06/20/25 EUR 2,255 237,843 180,149 57,694
Michelin Luxembourg SCS ... 1.00 Quarterly Deutsche Bank AG 06/20/25 EUR 4,460 (161,097) (44,893) (116,204)
Monitchem HoldCo 3 SA ..... 5.00 Quarterly Barclays Bank plc 06/20/25 EUR 1,400 (111,942) (131,385) 19,443
Monitchem HoldCo 3 SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 4,080 (326,230) (424,760) 98,530
Natwest Group plc ......... 1.00 Quarterly Citibank NA 06/20/25 EUR 4,510 79,492 88,907 (9,415)
Next Group plc ........... 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 3,340 69,330 292,016 (222,686)
Nokia OYJ .............. 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 4,460 (980,716) (776,400) (204,316)
Occidental Petroleum Corp. ... 1.00 Quarterly Citibank NA 06/20/25 USD 1,150 273,028 260,492 12,536
Occidental Petroleum Corp. ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,320 313,389 352,897 (39,508)
Occidental Petroleum Corp. ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 880 208,926 235,643 (26,717)
Renault SA .............. 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,241 178,854 239,001 (60,147)
Repsol International Finance BV 1.00 Quarterly Deutsche Bank AG 06/20/25 EUR 4,450 (18,592) 241,893 (260,485)
Repsol International Finance BV 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,200 (9,192) 116,116 (125,308)
Repsol International Finance BV 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,280 (9,526) 96,389 (105,915)
Repsol International Finance BV 1.00 Quarterly HSBC Bank plc 06/20/25 EUR 2,280 (9,526) 117,146 (126,672)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 20,400 244,675 1,219,646 (974,971)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,290 6,304 63,810 (57,506)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,200 6,057 49,018 (42,961)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,300 86,619 290,516 (203,897)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 23,971 121,131 (97,160)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 20,345 78,212 (57,867)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 86,619 340,317 (253,698)
SoftBank Group Corp. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 JPY 572,780 362,801 291,319 71,482
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 82,702 210,788 (128,086)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 59,546 88,773 (29,227)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Southwest Airlines Co. ...... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 2,825 $ 62,302 $ 86,739 $ (24,437)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 59,546 88,773 (29,227)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 62,302 80,719 (18,417)
Stora Enso OYJ ........... 5.00 Quarterly Citibank NA 06/20/25 EUR 4,467 (1,051,774) (861,394) (190,380)
Stora Enso OYJ ........... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 5,570 (1,311,578) (1,042,553) (269,025)
Stora Enso OYJ ........... 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,300 (541,585) (463,083) (78,502)
Sudzucker International Finance
BV ................. 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 3,861 (56,814) 116,276 (173,090)
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 4,489 (66,063) 130,954 (197,017)
Telefonica Emisiones SA ..... 1.00 Quarterly Barclays Bank plc 06/20/25 EUR 4,450 (40,594) (32,802) (7,792)
Telefonica Emisiones SA ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 4,300 (39,226) 114,377 (153,603)
Valeo SA ............... 1.00 Quarterly Barclays Bank plc 06/20/25 EUR 1,356 47,674 61,535 (13,861)
Valeo SA ............... 1.00 Quarterly Deutsche Bank AG 06/20/25 EUR 904 31,782 41,151 (9,369)
Valeo SA ............... 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 900 31,642 90,794 (59,152)
Valeo SA ............... 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,800 63,284 192,436 (129,152)
Valeo SA ............... 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 530 18,634 49,026 (30,392)
Valeo SA ............... 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 2,300 80,862 249,855 (168,993)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 425 22,394 29,547 (7,153)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,275 67,183 110,795 (43,612)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,210 169,143 331,523 (162,380)
Anglo American Capital plc ... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 6,790 (1,567,848) (1,527,349) (40,499)
ArcelorMittal SA ........... 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,250 (367,443) (340,383) (27,060)
Ardagh Packaging Finance plc . 5.00 Quarterly Citibank NA 12/20/25 EUR 12,670 (1,716,842) (1,540,655) (176,187)
Avnet, Inc. .............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,705 (12,748) (37,608) 24,860
Avnet, Inc. .............. 1.00 Quarterly Citibank NA 12/20/25 USD 3,705 (12,748) (22,488) 9,740
Banco Bilbao Vizcaya Argentaria
SA ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 11,290 683,702 693,613 (9,911)
Barclays plc ............. 1.00 Quarterly Citibank NA 12/20/25 EUR 4,520 121,634 202,126 (80,492)
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,300 (14,314) (10,293) (4,021)
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/25 EUR 8,990 18,071 (38,518) 56,589
Cardinal Health, Inc. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10,000 (201,562) (256,854) 55,292
CDX.NA.EM.34.V1 ......... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 22,600 1,431,488 1,617,588 (186,100)
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 9,040 (120,923) (37,920) (83,003)
Daimler AG .............. 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 25,110 (396,060) (318,792) (77,268)
Dell, Inc. ................ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 3,510 256,571 260,777 (4,206)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 12,390 877,577 700,533 177,044
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 10,904 772,324 616,514 155,810
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 49,320 3,493,307 2,950,657 542,650
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 84,428 5,979,986 5,392,043 587,943
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 12,380 876,868 682,572 194,296
Federative Republic of Brazil .. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 11,190 792,581 859,830 (67,249)
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 11,290 (2,100,218) (2,100,218) –
Intrum AB ............... 5.00 Quarterly Credit Suisse International 12/20/25 EUR 4,520 (16,979) (69,636) 52,657
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 20,000 (335,034) (335,034) –
McKesson Corp. .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10,000 (244,607) (283,171) 38,564
Next Group plc ........... 1.00 Quarterly Citibank NA 12/20/25 EUR 4,510 129,418 111,758 17,660
Republic of Chile .......... 1.00 Quarterly Citibank NA 12/20/25 USD 21,986 (367,886) (302,131) (65,755)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 7,200 176,468 130,784 45,684
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 7,200 176,468 123,654 52,814
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 146,687 3,595,218 2,844,239 750,979
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 26,200 642,148 488,008 154,140
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 10,614 260,143 243,812 16,331
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 4,270 104,655 75,576 29,079
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 6,390 156,615 118,578 38,037
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 69,340 529,796 69,667 460,129
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 10,970 83,817 25,884 57,933
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 10,630 81,219 19,754 61,465
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 14,074 107,533 28,303 79,230
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 28,232 2,896,726 2,674,740 221,986
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 35,674 3,660,254 3,345,255 314,999
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 107,379 11,017,382 10,319,638 697,744

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of South Africa ..... 1.00 % Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 12,432 $ 1,275,597 $ 1,194,812 $ 80,785
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 101,278 10,391,436 9,733,333 658,103
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 78,630 (1,803,531) (1,854,886) 51,355
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 35,674 448,835 274,610 174,225
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 27,118 341,187 260,842 80,345
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 30,004 377,496 218,067 159,429
Russian Federation ........ 1.00 Quarterly Citibank NA 12/20/25 USD 12,218 153,724 81,743 71,981
Santander Issuances SAU .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,520 190,813 200,303 (9,490)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 4,700 130,608 127,001 3,607
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 3,790 103,178 120,688 (17,510)
Tesco plc ............... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 4,500 (63,960) (77,261) 13,301
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 11,850 292,907 184,411 108,496
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 11,850 292,907 202,046 90,861
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 105,288 2,602,499 1,946,484 656,015
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 11,974 295,972 207,127 88,845
Volkswagen International
Finance NV ........... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 9,130 20,231 16,482 3,749
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 4,750 314,617 278,767 35,850
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 2,575 170,555 181,065 (10,510)
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 8,331 137,944 (129,613)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 12,068 (96,448) 148,113 (244,561)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,669 (77,270) 120,239 (197,509)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,999 (55,935) 103,106 (159,041)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,759 (54,017) 82,953 (136,970)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,819 (62,487) 103,337 (165,824)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,149 (65,124) 100,010 (165,134)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 1,279,900 163,214 1,116,686
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 373,458 77,844 295,614
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 439,949 91,704 348,245
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 6,746 (30,862) (989) (29,873)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 15,614 (71,435) (11,748) (59,687)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 2,440 813,826 222,555 591,271
$ – $ – $ –
$ 47,717,884 $ 46,856,945 $ 860,939
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.ASIA.XJ.IG.24.V1 1.00 % Quarterly
Goldman Sachs
International 12/20/20 NR USD 20,000 $ 53,174 $ (24,392) $ 77,566
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Bank of America NA 06/20/23 NR EUR 311 (78,849) (27,404) (51,445)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Bank of America NA 06/20/23 NR EUR 31 (7,807) (2,713) (5,094)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Bank of America NA 06/20/23 NR EUR 1,270 (321,564) (75,412) (246,152)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/23 NR EUR 548 (138,633) (40,649) (97,984)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/23 NR EUR 78 (19,828) (5,814) (14,014)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/23 B EUR 92 (23,216) (6,585) (16,631)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/23 B EUR 124 (31,473) (9,228) (22,245)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/23 NR EUR 200 (50,640) (14,693) (35,947)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly BNP Paribas SA 06/20/23 NR EUR 240 (60,768) (13,887) (46,881)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 1.00 % Quarterly BNP Paribas SA 06/20/23 NR EUR 1,070 $ (270,924) $ (61,914) $ (209,010)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly BNP Paribas SA 06/20/23 B EUR 20 (5,064) (1,157) (3,907)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly BNP Paribas SA 06/20/23 NR EUR 230 (58,236) (13,309) (44,927)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly BNP Paribas SA 06/20/23 NR EUR 1,180 (298,776) (102,883) (195,893)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly BNP Paribas SA 06/20/23 NR EUR 20 (5,064) (1,157) (3,907)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 851 (215,569) (61,147) (154,422)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 31 (7,802) (2,461) (5,341)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 620 (156,984) (46,282) (110,702)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 9 (2,321) (761) (1,560)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 254 (64,248) (20,266) (43,982)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 703 (178,049) (58,624) (119,425)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Citibank NA 06/20/23 NR EUR 1,051 (266,172) (83,958) (182,214)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
Goldman Sachs
International 06/20/23 NR EUR 240 (60,768) (14,017) (46,751)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
Goldman Sachs
International 06/20/23 NR EUR 20 (5,064) (1,168) (3,896)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 976 (247,043) (55,909) (191,134)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 20 (5,064) (1,146) (3,918)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 250 (63,300) (14,326) (48,974)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 254 (64,311) (20,285) (44,026)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 1,420 (359,544) (159,122) (200,422)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 19 (4,685) (1,383) (3,302)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 738 (186,951) (57,111) (129,840)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 152 (38,586) (11,393) (27,193)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 102 (25,724) (7,595) (18,129)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 12 (3,123) (922) (2,201)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 555 (140,514) (41,487) (99,027)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 NR EUR 31 (7,809) (2,463) (5,346)
Casino Guichard Perrachon
SA ............. 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 NR EUR 2,463 (623,561) (204,171) (419,390)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 06/20/23 B- EUR 900 (160,494) (1,484) (159,010)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 B- EUR 1,350 (240,741) (7,303) (233,438)
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 BB+ USD 3,890 674,572 567,563 107,009
Casino Guichard Perrachon
SA ............. 1.00 Quarterly Barclays Bank plc 06/20/24 B EUR 1,365 (423,380) (235,239) (188,141)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 1.00 % Quarterly Barclays Bank plc 06/20/24 B EUR 1,365 $ (423,380) $ (221,756) $ (201,624)
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 32,701 241,473 (1,863,446) 2,104,919
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 21,325 157,470 (1,215,192) 1,372,662
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 29,675 219,131 (1,691,029) 1,910,160
Garfunkelux Holdco 2 SA 5.00 Quarterly BNP Paribas SA 06/20/24 B- EUR 800 (144,548) (50,864) (93,684)
Garfunkelux Holdco 2 SA 5.00 Quarterly BNP Paribas SA 06/20/24 B- EUR 1,117 (201,826) (181,016) (20,810)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 06/20/24 B- EUR 1,240 (224,049) (84,986) (139,063)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 06/20/24 B- EUR 1,820 (328,846) (193,243) (135,603)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 06/20/24 B- EUR 2,130 (384,858) (27,359) (357,499)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 06/20/24 B- EUR 1,020 (184,298) (82,210) (102,088)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 06/20/24 B- EUR 770 (139,127) (120,580) (18,547)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 06/20/24 B- EUR 783 (141,474) (129,330) (12,144)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Goldman Sachs
International 06/20/24 B- EUR 1,800 (325,232) (74,782) (250,450)
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 BB+ USD 3,800 735,664 708,344 27,320
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 12/20/24 BB+ USD 4,910 950,556 848,629 101,927
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BB+ USD 1,525 295,234 283,825 11,409
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BB+ USD 3,735 723,081 695,138 27,943
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Goldman Sachs
International 12/20/24 B EUR 860 (173,932) (70,370) (103,562)
Garfunkelux Holdco 2 SA 5.00 Quarterly BNP Paribas SA 12/20/24 B- EUR 413 (70,874) 8,267 (79,141)
Garfunkelux Holdco 2 SA 5.00 Quarterly BNP Paribas SA 12/20/24 B- EUR 827 (141,749) 15,860 (157,609)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 540 (92,594) 16,121 (108,715)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 5,480 (939,659) — (939,659)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 60 (10,288) (675) (9,613)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 920 (157,753) 47,793 (205,546)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 1,400 (240,059) 72,728 (312,787)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 90 (15,432) (1,013) (14,419)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 12/20/24 B- EUR 70 (12,003) 2,090 (14,093)
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 2,920 446,976 406,370 40,606
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 3,875 593,162 586,276 6,886
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 NR USD 4,910 751,593 785,664 (34,071)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 4,080 624,542 663,973 (39,431)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 4,860 743,939 723,083 20,856
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/24 B EUR 1,070 (126,521) (16,283) (110,238)
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 40,820 315,038 32,218 282,820
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 06/20/25 BB+ EUR 2,250 233,127 159,885 73,242

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 1,330 $ 137,804 $ 32,071 $ 105,733
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 2,150 222,765 (22,168) 244,933
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 2,270 59,741 88,308 (28,567)
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 6,050 159,221 71,917 87,304
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 2,260 59,478 21,412 38,066
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 2,240 58,951 81,410 (22,459)
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 2,240 58,951 49,648 9,303
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 970 78,670 106,020 (27,350)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 80 6,488 8,744 (2,256)
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,300 186,537 282,581 (96,044)
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,200 178,427 270,295 (91,868)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 4,510 365,775 505,450 (139,675)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,160 256,286 367,452 (111,166)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 307,381 406,648 (99,267)
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 5,275 43,952 (140,386) 184,338
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 25,413 (61,275) 86,688
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 3,740 31,162 37,911 (6,749)
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,820 31,829 26,315 5,514
Atlantia SpA ......... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 2,200 (189,215) (179,283) (9,932)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 2,640 (565,821) (167,359) (398,462)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 1,030 (220,924) (102,336) (118,588)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 2,270 (486,520) (290,223) (196,297)
Garfunkelux Holdco 2 SA 5.00 Quarterly
Credit Suisse
International 06/20/25 B- EUR 2,640 (430,277) (278,932) (151,345)
Garfunkelux Holdco 2 SA 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 1,970 (321,078) (137,787) (183,291)
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 2,865 461,701 515,850 (54,149)
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,360 (4,314) 19,558 (23,872)
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 3,235 (5,914) 25,298 (31,212)
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,275 (4,159) 15,693 (19,852)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly BNP Paribas SA 06/20/25 BB EUR 1,345 (68,795) (164,303) 95,508
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,389 207,755 189,573 18,182
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,225 183,176 167,255 15,921
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,450 366,352 359,206 7,146

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NRG Energy, Inc. ...... 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,316 $ 346,258 $ 299,210 $ 47,048
OI European Group BV .. 5.00 Quarterly
Credit Suisse
International 06/20/25 B+ EUR 897 137,576 43,543 94,033
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 20,400 107,800 (697,544) 805,344
Rolls-Royce plc ....... 1.00 Quarterly BNP Paribas SA 06/20/25 BB- EUR 2,230 (427,106) (300,980) (126,126)
Rolls-Royce plc ....... 1.00 Quarterly BNP Paribas SA 06/20/25 BB- EUR 2,300 (440,513) (310,428) (130,085)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 2,300 (440,513) (503,575) 63,062
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 930 (178,152) (159,204) (18,948)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 457 (87,576) (78,262) (9,314)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 89 (17,101) (15,282) (1,819)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 2,040 (390,684) (349,131) (41,553)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 1,003 (192,053) (171,627) (20,426)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 41 (7,798) (6,968) (830)
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 90 (17,237) (12,550) (4,687)
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 1,040 (199,188) (145,019) (54,169)
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,200 426,625 388,898 37,727
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,850 552,674 489,876 62,798
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,400 465,409 371,496 93,913
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 1,033 200,385 183,266 17,119
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 2,640 (447,230) (218,107) (229,123)
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 2,230 (377,774) (374,644) (3,130)
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 2,260 (382,856) (276,233) (106,623)
Verisure Midholding AB .. 5.00 Quarterly
Credit Suisse
International 06/20/25 CCC+ EUR 1,340 214,260 14,506 199,754
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 466,419 557,426 (91,007)
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 B+ USD 3,000 (13,070) (6,839) (6,231)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 B+ USD 3,450 (15,031) (31,260) 16,229
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 B+ USD 2,370 (10,326) 17,438 (27,764)
Yum! Brands, Inc. ..... 1.00 Quarterly
Goldman Sachs
International 06/20/25 B+ USD 2,655 (11,567) (12,086) 519
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,160 439,000 476,647 (37,647)
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 3,500 17,689 17,689 —
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 900 49,357 52,698 (3,341)
ITRAXX.FINSR.34.V1 ... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 A+ EUR 20,000 236,494 236,494 —
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,500 (8,975) (1,508) (7,467)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/25 CCC+ EUR 2,710 (372,195) (367,261) (4,934)
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 AA- USD 2,292 (8,331) (161,881) 153,550
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 NR USD 7,493 (1,969,259) (18,051) (1,951,208)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 7,440 (1,955,330) (21,599) (1,933,731)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 4,519 (1,187,653) (493,257) (694,396)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 685 (180,027) (69,961) (110,066)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,788 (995,536) (359,025) (636,511)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 960 (252,301) (111,855) (140,446)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,674 $ (439,949) $ (167,975) $ (271,974)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 21,910 (5,758,237) (34,867) (5,723,370)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 30,213 (7,940,376) (87,883) (7,852,493)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 2,400 (630,752) 2,505 (633,257)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,440 (1,955,330) (20,369) (1,934,961)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (66,116) (22,052) (44,064)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB USD 2,440 (813,826) (184,138) (629,688)
$ (24,981,643) $ (1,446,693) $ (23,534,950)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.60)% At Termination Citibank NA 04/15/21 USD 131,850 $ (1,899,000) $ — $ (1,899,000)
0.27% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 131,850 2,245,124 — 2,245,124
– $ – $ –
$ 346,124 $ — $ 346,124
– – –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG N/A 05/16/21 USD 5,230 $ (160,599) $ — $ (160,599)
1 day
BZDIOVER At Termination
3.10%
At Termination Citibank NA N/A 01/03/22 BRL 686,131 139,645 — 139,645
3 month
CD_KSDA Quarterly
0.87%
Quarterly Bank of America NA 09/15/21
(a)
09/15/22 KRW 201,290,208 91,206 — 91,206
3 month
CD_KSDA Quarterly
0.89%
Quarterly BNP Paribas SA 09/15/21
(a)
09/15/22 KRW 201,290,208 122,673 — 122,673
3 month
CD_KSDA Quarterly
0.89%
Quarterly HSBC Bank plc 09/15/21
(a)
09/15/22 KRW 185,987,444 121,205 — 121,205
6 month
THBFIX Semi-Annual
0.51%
Semi-Annual BNP Paribas SA 12/16/20
(a)
12/16/22 THB 4,436,899 66,098 — 66,098
6 month
THBFIX Semi-Annual
0.51%
Semi-Annual BNP Paribas SA 12/16/20
(a)
12/16/22 THB 2,225,111 33,148 — 33,148
1 day MIBOR Semi-Annual
4.00%
Semi-Annual
Goldman Sachs
International 12/16/20
(a)
12/16/22 INR 3,185,305 682 — 682
6 month
THBFIX Semi-Annual
0.54%
Semi-Annual
Morgan Stanley & Co.
International plc 12/16/20
(a)
12/16/22 THB 3,700,420 113,157 — 113,157
1 day MIBOR Semi-Annual 3.94% Semi-Annual Nomura International plc 12/16/20
(a)
12/16/22 INR 3,185,305 (42,588) — (42,588)
1 day
BZDIOVER At Termination
4.52%
At Termination BNP Paribas SA N/A 01/02/23 BRL 752,843 202,181 — 202,181

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
5.42%
At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 $ 1,544,341 $ — $ 1,544,341
1 day
BZDIOVER At Termination
12.40%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 2,855,536 — 2,855,536
1 day
BZDIOVER At Termination
5.13%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 203,267 909,585 — 909,585
1 day
BZDIOVER At Termination
8.20%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 1,180,407 — 1,180,407
1 day
BZDIOVER At Termination
8.38%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 1,045,706 — 1,045,706
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 775,589 — 775,589
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 3,659,567 — 3,659,567
28 day
MXIBTIIE Monthly
6.32%
Monthly
Goldman Sachs
International N/A 08/06/25 MXN 904,077 2,365,885 — 2,365,885
6 month
THBFIX Semi-Annual
0.80%
Semi-Annual HSBC Bank plc 12/16/20
(a)
12/16/25 THB 1,241,339 64,319 — 64,319
6 month
THBFIX Semi-Annual
0.85%
Semi-Annual Nomura International plc 12/16/20
(a)
12/16/25 THB 1,714,231 208,428 — 208,428
28 day
MXIBTIIE Monthly
6.02%
Monthly Citibank NA N/A 03/24/26 MXN 969,089 1,835,960 — 1,835,960
7.64% Monthly
28 day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 (2,982,828) — (2,982,828)
7.71% Monthly
28 day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 (5,947,973) — (5,947,973)
6 month
THBFIX Semi-Annual
1.06%
Semi-Annual BNP Paribas SA 12/16/20
(a)
12/16/30 THB 462,454 (42,559) — (42,559)
6 month
THBFIX Semi-Annual
1.16%
Semi-Annual HSBC Bank plc 12/16/20
(a)
12/16/30 THB 638,626 133,551 — 133,551
$ 8,292,322 $ — $ 8,292,322
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
VanEck Vectors
Semiconductor ETF Quarterly
3 month LIBOR
minus 0.65% Quarterly BNP Paribas SA 10/19/20 USD 8 $ (105,822) $ — $ (105,822)
Berry Corp. ........ Quarterly
3 month LIBOR
minus 0.45% Quarterly Credit Suisse International 11/05/20 USD 176 242,286 — 242,286
Energy Select Sector
SPDR Fund ..... Monthly
1 month LIBOR
minus 0.35% Monthly
Merrill Lynch International
& Co. 11/13/20 USD 182 432,873 — 432,873
Materials Select Sector
SPDR Fund ..... Monthly
1 month LIBOR
minus 0.25% Monthly
Merrill Lynch International
& Co. 11/13/20 USD 208 428,406 — 428,406
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... Monthly
1 month LIBOR
minus 2.95% Monthly Citibank NA 11/27/20 USD 55 35,301 — 35,301
iShares MSCI India ETF Quarterly
3 month LIBOR
minus 1.20% Quarterly Credit Suisse International 11/30/20 USD 50 (25,745) — (25,745)
1 month LIBOR plus
0.35% ......... Monthly
iShares JP Morgan
USD Emerging
Markets Bond ETF Monthly Citibank NA 12/11/20 USD 1,715 (4,088,056) — (4,088,056)

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
Intercontinental Exchange LIBOR:
EUR 1 Week
GBP 1 Week
JPY 1 Month
USD 1 Month
USD Overnight Bank Funding Rate
(b)
Amount includes $(13,479) of net dividends and financing fees.
i
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 12/20/20 USD 82,659 $ (1,136,579) $ (50,946) $ (1,085,633)
3 month LIBOR minus
0.10% ......... Quarterly GSCBBL8X Quarterly
Goldman Sachs
International 01/22/21 USD 49,298 3,695,378 — 3,695,378
3 month LIBOR plus
0.10% ......... Quarterly GSCBBL8X Quarterly
Goldman Sachs
International 01/22/21 USD 64,410 4,803,823 — 4,803,823
Antero Resources Corp. Quarterly
3 month LIBOR
minus 0.50% Quarterly Citibank NA 02/12/21 USD 944 1,291,520 — 1,291,520
EQT Corp. ........ Quarterly
3 month LIBOR
minus 0.15% Quarterly Citibank NA 02/12/21 USD 350 1,204,576 — 1,204,576
0.00% ........... Quarterly GSVISK10 Index Quarterly
Goldman Sachs
International 09/09/21 USD 14,703 284,748 — 284,748
$ 7,062,709 $ (50,946) $ 7,113,655
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International
(a)
02/15/23 $ 19,822,064 $ (293,183)
(b)
$ 19,542,360 0.1%
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International, as of September 30, 2020, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 93,026 $ 3,610,731 18.5%
Brazil
Oi SA, ADR ............. 718,598 1,041,967 5.3
Germany
Aroundtown SA ........... 261,931 1,314,856 6.7
Shares Value
% of Basket
Value
Italy
Telecom Italia SpA ........ 9,590,565 $ 3,872,412 19.8%
UniCredit SpA ........... 116,595 963,334 4.9
4,835,746
Japan
SoftBank Group Corp. ...... 41,400 2,561,608 13.1
Netherlands
Altice Europe NV ......... 1,385,687 6,597,424 33.8
United Kingdom
Arrow Global Group plc ..... 1,383,256 2,266,803 11.6
ITV plc ................ 2,437,697 2,125,075 10.9
Liberty Global plc, Class A ... 110,396 2,319,420 11.9
6,711,298

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Shares Value
% of Basket
Value
United States
Ardagh Group SA ......... 51,015 $ 716,761 3.7%
Bausch Health Cos., Inc. .... 248,369 3,859,654 19.8
Southwest Airlines Co. ...... 10,000 375,000 1.9
4,951,415
Total Reference Entity — Long ............ 31,625,045
Reference Entity — Short
United Kingdom
EnQuest plc ............. (2,749,009) (369,269) (1.9)
Shares Value
% of Basket
Value
United States
Ally Financial, Inc. ......... (55,000) $ (1,378,850) (7.1) %
Caterpillar, Inc. ........... (8,000) (1,193,200) (6.1)
CommScope Holding Co., Inc. (295,300) (2,657,700) (13.6)
Industrial Select Sector SPDR
Fund ............... (5,500) (423,390) (2.2)
iShares MSCI Brazil ETF .... (55,000) (1,521,300) (7.8)
iShares Russell 2000 ETF ... (30,000) (4,493,700) (23.0)
Simon Property Group, Inc. .. (700) (45,276) (0.2)
(11,713,416)
Total Reference Entity — Short ............ (12,082,685)
Net Value of Reference Entity — Merrill Lynch
International ......................... $ 19,542,360
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.79
1 day REPO_CORRA ................................... Canadian Overnight Repo Rate 0.21
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 0.00
1 month LIBOR ....................................... London Interbank Offered Rate 0.15
1 month USCPI ....................................... U.S. Consumer Price Index 2.06
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.00
3 month LIBOR ....................................... London Interbank Offered Rate 0.23
6 month CHF LIBOR ................................... London Interbank Offered Rate (0.73)
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.48)
6 month JPY LIBOR .................................... London Interbank Offered Rate (0.05)
6 month SOR ........................................ Singapore Interbank Offered Rate 0.18
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.33

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SOR Singapore Interbank Offered Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
THBFIX Thai Baht Interest Rate Fixing
USCPI U.S. Consumer Price Index
VRDN Variable Rate Demand Notes

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 1,842,056,204 $ 59,760,303 $ 1,901,816,507
France .............................................. — 5,388,205 — 5,388,205
Germany ............................................ — 457,284 — 457,284
Ireland .............................................. — 171,504,927 2,068,010 173,572,937
Italy ................................................ — 259,427 — 259,427
Luxembourg .......................................... — 1,389,792 — 1,389,792
Netherlands ........................................... — 28,655,851 — 28,655,851
Portugal ............................................. — 26,432,409 — 26,432,409
Spain ............................................... — 2,110,709 — 2,110,709
United Kingdom ........................................ — 23,858,931 — 23,858,931
United States .......................................... — 1,816,231,777 348,635,208 2,164,866,985
Common Stocks:
Brazil ............................................... 331,717 — — 331,717
Canada ............................................. 1,066,970 — — 1,066,970
China ............................................... 1,008,262 — — 1,008,262
France .............................................. — 36,683,088 — 36,683,088
Germany ............................................ 595,983 20,321,088 — 20,917,071
Hong Kong ........................................... — 5,093,274 — 5,093,274
Italy ................................................ — 21,110,833 — 21,110,833
Netherlands ........................................... 6,931,573 34,745,171 — 41,676,744
Spain ............................................... — 2,077,626 — 2,077,626
Sweden ............................................. — 29,671,670 — 29,671,670
Switzerland ........................................... — 9,487,819 — 9,487,819
Taiwan .............................................. 37,265,528 — — 37,265,528
United Kingdom ........................................ 57,744,545 7,768,853 236,514 65,749,912
United States .......................................... 550,295,292 6,009,604 23,425,738 579,730,634

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Corporate Bonds:
Argentina ............................................ $ — $ 30,543,817 $ — $ 30,543,817
Australia ............................................. — 54,061,671 — 54,061,671
Austria .............................................. — 72,327,311 — 72,327,311
Belgium ............................................. — 52,415,346 — 52,415,346
Brazil ............................................... — 229,050,324 — 229,050,324
Canada ............................................. — 139,341,397 31,669,423 171,010,820
Cayman Islands ........................................ — 7,887,099 — 7,887,099
Chile ............................................... — 50,183,364 — 50,183,364
China ............................................... — 809,840,440 — 809,840,440
Colombia ............................................ — 54,055,301 — 54,055,301
Congo, Democratic Republic of the ........................... — 10,325,963 — 10,325,963
Cyprus .............................................. — 13,321,165 — 13,321,165
Denmark ............................................. — 12,579,251 — 12,579,251
Dominican Republic ..................................... — 2,571,205 — 2,571,205
Finland .............................................. — 20,276,391 — 20,276,391
France .............................................. — 376,275,969 — 376,275,969
Germany ............................................ — 506,332,908 — 506,332,908
Ghana .............................................. — 444,994 — 444,994
Guatemala ........................................... — 19,159,323 — 19,159,323
Guernsey ............................................ — 1,199,562 — 1,199,562
Hong Kong ........................................... — 59,215,910 — 59,215,910
India ............................................... — 104,752,038 — 104,752,038
Indonesia ............................................ — 8,368,100 — 8,368,100
Ireland .............................................. — 63,291,748 — 63,291,748
Israel ............................................... — 21,523,309 — 21,523,309
Italy ................................................ — 321,950,277 — 321,950,277
Jamaica ............................................. — 10,873,961 — 10,873,961
Japan ............................................... — 228,821,145 — 228,821,145
Jersey .............................................. — 26,543,615 — 26,543,615
Kuwait .............................................. — 61,221,473 — 61,221,473
Luxembourg .......................................... — 206,179,113 — 206,179,113
Macau .............................................. — 23,720,105 — 23,720,105
Malaysia ............................................. — 53,309,390 — 53,309,390
Mexico .............................................. — 187,163,021 — 187,163,021
Mongolia ............................................. — 7,930,938 — 7,930,938
Netherlands ........................................... — 226,118,589 — 226,118,589
Panama ............................................. — 14,617,248 — 14,617,248
Peru ................................................ — 46,721,074 — 46,721,074
Philippines ........................................... — 15,895,649 — 15,895,649
Portugal ............................................. — 21,038,038 — 21,038,038
Qatar ............................................... — 3,506,250 — 3,506,250
Russia .............................................. — 701,488 — 701,488
Saudi Arabia .......................................... — 11,080,025 — 11,080,025
Singapore ............................................ — 41,064,765 — 41,064,765
South Africa ........................................... — 12,025,575 — 12,025,575
South Korea .......................................... — 70,488,594 — 70,488,594
Spain ............................................... — 385,623,226 — 385,623,226
Sweden ............................................. — 99,945,933 — 99,945,933
Switzerland ........................................... — 162,856,604 — 162,856,604
Taiwan .............................................. — 9,986,479 — 9,986,479
Thailand ............................................. — 56,320,522 — 56,320,522
Turkey .............................................. — 4,644,884 — 4,644,884
Ukraine ............................................. — 3,168,250 — 3,168,250
United Arab Emirates .................................... — 80,765,739 17,024,000 97,789,739
United Kingdom ........................................ — 833,246,972 — 833,246,972
United States .......................................... — 4,796,031,083 103,150,687 4,899,181,770
Vietnam ............................................. — 18,585,578 — 18,585,578
Floating Rate Loan Interests:
Brazil ............................................... — — 3,221,894 3,221,894
Canada ............................................. — 27,693,468 — 27,693,468
Denmark ............................................. — 3,010,005 — 3,010,005
France .............................................. — 15,562,692 — 15,562,692
Germany ............................................ — 8,913,346 — 8,913,346
Ireland .............................................. — 699,149 — 699,149
Luxembourg .......................................... — 43,849,618 1,903,473 45,753,091

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Mexico .............................................. $ — $ — $ 2,857,600 $ 2,857,600
Netherlands ........................................... — 22,937,019 — 22,937,019
Spain ............................................... — 24,285,230 — 24,285,230
Sweden ............................................. — 565,871 — 565,871
United Kingdom ........................................ — 29,463,658 — 29,463,658
United States .......................................... — 706,010,677 346,407,534 1,052,418,211
Foreign Agency Obligations ................................. — 790,670,354 — 790,670,354
Foreign Government Obligations .............................. — 4,684,637,364 — 4,684,637,364
Investment Companies .................................... 1,892,395,402 — — 1,892,395,402
Municipal Bonds ......................................... — 716,290,702 — 716,290,702
Non-Agency Mortgage-Backed Securities:
Cayman Islands ........................................ — 14,918,556 20,536,960 35,455,516
Ireland .............................................. — 12,381,560 — 12,381,560
Italy ................................................ — 3,370,986 — 3,370,986
Netherlands ........................................... — 8,479,995 — 8,479,995
United Kingdom ........................................ — 106,101,252 — 106,101,252
United States .......................................... — 1,881,209,926 80,540,901 1,961,750,827
Preferred Securities:
Spain ............................................... 2,587,410 — — 2,587,410
United Kingdom ........................................ — 4,478,000 — 4,478,000
United States .......................................... 29,884,905 67,840,409 6,177,205 103,902,519
U.S. Government Sponsored Agency Securities .................... — 13,514,886,308 — 13,514,886,308
U.S. Treasury Obligations ................................... — 3,428,634,338 — 3,428,634,338
Warrants .............................................. 1,756 245,774 656,464 903,994
Short-Term Securities:
Borrowed Bond Agreements ................................. — 414,884,897 — 414,884,897
Money Market Funds ...................................... 149,786,515 — — 149,786,515
Options Purchased:
Credit contracts .......................................... — 5,204,029 — 5,204,029
Equity contracts .......................................... 115,233,366 13,584,388 — 128,817,754
Foreign currency exchange contracts ........................... — 37,332,500 — 37,332,500
Interest rate contracts ...................................... 3,826,219 154,162,915 — 157,989,134
Unfunded Floating Rate Loan Interests
(a)
.............................. — 65,605 — 65,605
Liabilities:
Investments:
Borrowed Bonds ......................................... — (412,628,376) — (412,628,376)
TBA Sale Commitments .................................... — (12,155,911,980) — (12,155,911,980)
Investments Sold Short .................................... — (14,721,094) — (14,721,094)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (34,588) (34,588)
Subtotal ....................................................
$ 2,848,955,443 $ 29,011,913,192 $ 1,048,237,326 $ 32,909,105,961
Investments Valued at NAV
(b)
...................................... 141,290,742
$ —
Total Investments .............................................. $ 33,050,396,703
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 46,130,239 $ — $ 46,130,239
Equity contracts ........................................... 530,524 12,418,911 — 12,949,435
Foreign currency exchange contracts ............................ — 170,643,218 — 170,643,218
Interest rate contracts ....................................... 30,047,532 252,791,210 — 282,838,742
Other contracts ........................................... — 9,109,680 — 9,109,680
Liabilities:
Credit contracts ........................................... — (54,884,920) — (54,884,920)
Equity contracts ........................................... (63,177,886) (4,984,719) — (68,162,605)
Foreign currency exchange contracts ............................ — (83,450,722) — (83,450,722)
Interest rate contracts ....................................... (39,957,977) (374,350,535) — (414,308,512)
Other contracts ........................................... — (9,408,613) — (9,408,613)
$ (72,557,807) $ (35,986,251) $ — $ (108,544,058)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Strategic Income Opportunities Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $1,204,312,153 are categorized as Level 2 within the disclosure hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments:
Assets/Liabilities:
Opening balance, as of December 31,
2019 ..................... $ 322,629,853 $ 28,723,808 $ 108,533,061 $ 576,854,906 $ 102,362,946 $ 2,514,899 $ 2,689,611 $ 100,000 $ — $ 1,144,409,084
Transfers into level 3 ............ 24,209,002 — 47,060,000 75,618,259 4,815,982 — — — — 151,703,243
Transfers out of level 3 ........... (63,647,043) (29,759,481) — (69,060,893) (34,204,773) — (2,554,248) — — (199,226,438)
Other
(a)
..................... 11,090,424 — — — (11,090,424) — — — — —
Accrued discounts/premiums ........ 319,557 — 386,996 344,986 10,498 — — — — 1,062,037
Net realized loss ................ (747,708) — (12,021,568) (1,501,291) (546,463) (112,361) — — — (14,929,391)
Net change in unrealized appreciation
(depreciation)
(b)
.............. (4,716,886) 1,763,173 (22,735,338) (20,629,844) (3,350,208) (536,998) (208,157) (134,588) 656,402 (49,892,444)
Purchases .................... 152,014,682 22,934,752 37,313,157 82,381,375 49,658,812 — 6,249,999 — 62 350,552,839
Sales ....................... (30,688,360) — (6,692,198) (289,616,997) (6,578,509) (1,865,540) — — — (335,441,604)
Closing balance, as of September 30,
2020 .....................
$ 410,463,521 $ 23,662,252 $ 151,844,110 $ 354,390,501 $ 101,077,861 $ — $ 6,177,205 $ (34,588) $ 656,464 $ 1,048,237,326
Net change in unrealized appreciation
(depreciation) on investments still held
at September 30, 2020
(b)
........
$ (4,258,972) $ 624,371 $ (22,735,338) $ (20,711,838) $ (3,350,208) $ — $ (72,794) $ (134,588) $ 656,402 $ (49,982,965)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:
Credit Contracts
Assets Liabilities
Opening balance, as of December 31, 2019 .................................................................. $ 5,924,330 $ —
Transfers into level 3 ................................................................................. — —
Transfers out of level 3 ................................................................................ 5,924,330 —
Accrued discounts/premiums ............................................................................ — —
Net realized gain (loss) ................................................................................ — —
Net change in unrealized appreciation (depreciation) ........................................................... — —
Purchases ........................................................................................ — —
Issues ........................................................................................... — —
Sales ............................................................................................ — —
Settlements ....................................................................................... — —
Closing balance, as of September 30, 2020 ..................................................................
$ — $ —
Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2020 ..............
$ — $ —
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.